UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2019
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2019
--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                    AlphaDEX
                                 Family of ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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


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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2019

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 27
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 28
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 30
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 34
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 36
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 39
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 41
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 44
Statements of Assets and Liabilities......................................... 46
Statements of Operations..................................................... 48
Statements of Changes in Net Assets.......................................... 50
Financial Highlights......................................................... 54
Notes to Financial Statements................................................ 59
Additional Information....................................................... 67


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Sector Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds") which contains detailed information about the Funds for the six months ended January 31, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.

Market volatility was the norm over the last six months, continuing the pattern we had seen throughout 2018. August was a strong month for stocks, and the Dow Jones Industrial Average ("DJIA") finished the month just under its previous high in January 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the DJIA and the S&P 500(R) Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500(R) Index posted a negative return for the year, down 4.38%. During the fourth quarter, international equities outperformed the U.S. for the first time all year. Emerging markets, which suffered throughout most of 2018, dropped 7.5% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points.

As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December's low. The MSCI EAFE Index also trended upward, ending January up 6.57%.

The Federal Reserve (the "Fed") raised interest rates in September and again in December to a target range of 2.25-2.50%. The Fed also lowered its inflation and growth expectations for 2019 and subsequently reduced its interest rate hike projections as well, from three rate hikes to two.

While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2019

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

In its latest forecast released in January 2019, the International Monetary Fund ("IMF") is calling for the world real gross domestic product ("GDP") growth rate to dip from an estimated 3.7% in 2018 to an estimated 3.5% in 2019, according to its own release. The IMF cited the ongoing trade dispute between the U.S. and China as being partly responsible for the small downward revision in growth. The U.S. real GDP growth rate is expected to decrease from an estimated 2.9% in 2018 to an estimated 2.5% in 2019. The growth rate for Emerging Market and Developing Economies is expected to dip from an estimated 4.6% in 2018 to an estimated 4.5% in 2019. As indicated by the growth forecasts, we believe there is no imminent threat of a global economic recession.

We believe that concerns over the extent to which interest rates could trend higher in 2019 and the potential for trade tariffs escalating to an all-out trade war were largely behind the spikes in volatility in the stock market in 2018, particularly in the fourth quarter of 2018. For those investors who fear that higher interest rates could dampen the prospects for stocks in 2019, Federal Reserve (the "Fed") Chairman Jerome Powell announced on January 4, 2019 that the Fed will be adopting a "patient" approach to tightening monetary policy. With respect to trade, the Trump Administration sent trade representatives to China on January 7, 2019 to set up future trade policy talks. The two countries also agreed to a 90-day truce freezing tariffs until March 1, 2019. The tariffs were launched by the Trump Administration in early March 2018.

SECTOR/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and exchange-traded funds ("ETFs"). The flows are reported over time on a rolling 12-month basis. For the 12-month period ended January 31, 2019, U.S. Equity funds/ETFs reported estimated net inflows totaling $8.47 billion, according to data from Morningstar. As has been the case for some time, investors favored passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $160.63 billion, compared to estimated net outflows totaling $152.16 billion for actively managed U.S. Equity funds/ETFs for the same period.

Investors were less enthusiastic about sector funds/ETFs. For the 12-month period ended January 31, 2019, Sector Equity funds/ETFs reported estimated net outflows totaling $41.83 billion. Passive Sector Equity funds/ETFs reported estimated net outflows totaling $12.96 billion, compared to estimated net outflows totaling $28.87 billion for actively managed Sector Equity funds/ETFs for the same period.

For the six-month period ended January 31, 2019, five of the 11 major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of -3.00% over the period. Six of the 11 sectors outperformed the Index for the same period. Those six sectors were as follows: Real Estate (+6.30%); Utilities (+5.37%); Communication Services (+2.94%), Health Care (+2.81%); Consumer Staples (+1.27%); and Consumer Discretionary (-2.07%), according to Bloomberg.

As of February 1, 2019, Bloomberg's consensus estimated earnings growth rates for 2019 for the Index and the 11 major sectors that comprise the Index were as follows: S&P 500(R) (+6.0%); Communication Services (+9.0%); Consumer Discretionary (+11.8%); Consumer Staples (+2.9%); Energy (-8.2%); Financials (+8.8%); Health Care (+7.1%); Industrials (+9.1%); Information Technology (+3.7%); Materials (+0.1%); Real Estate (+5.7%); and Utilities (+4.7%). We believe that earnings growth projections may be understated due to the lack of a new trade agreement between the U.S. and China. The lack of a deal has caused some economists and organizations to trim their outlook on global growth. We believe that a new deal could boost global growth projections, provided the process does not drag on too much longer.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -3.41%     -6.46%      6.97%      17.77%        7.08%      40.04%     413.37%      123.20%
Market Price                           -3.39%     -6.42%      6.97%      17.76%        7.08%      40.07%     412.89%      123.25%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary
   Index                               -3.14%     -5.92%      7.65%      18.60%        7.85%      44.57%     450.59%      142.60%
Russell 1000(R) Index                  -3.01%     -2.17%     10.68%      15.17%        7.43%      66.11%     310.66%      131.86%
S&P 500(R) Consumer Discretionary
   Index                               -2.07%      1.71%     13.23%      20.85%       10.81%      86.14%     564.64%      233.40%
Russell 1000(R) Consumer
   Discretionary Index(1)              -1.10%      0.70%     12.23%      20.03%        N/A        78.02%     520.77%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       74.71%
Communication Services                       19.56
Industrials                                   3.35
Consumer Staples                              2.38
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Caesars Entertainment Corp.                   1.85%
Lear Corp.                                    1.72
Thor Industries, Inc.                         1.72
DISH Network Corp., Class A                   1.69
Liberty Broadband Corp., Class C              1.62
Penske Automotive Group, Inc.                 1.60
Charter Communications, Inc., Class A         1.60
Viacom, Inc., Class B                         1.57
Dick's Sporting Goods, Inc.                   1.56
Qurate Retail, Inc.                           1.53
                                            -------
  Total                                      16.46%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 31, 2008 - JANUARY 31, 2019

                 First Trust
            Consumer Discretionary      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
               AlphaDEX(R) Fund           Discretionary Index             Index           Discretionary Index
7/31/08            $10,000                      $10,000                  $10,000                $10,000
1/31/09              6,095                        6,125                    6,836                  6,821
7/31/09              9,088                        9,175                    7,983                  9,065
1/31/10             10,413                       10,553                    8,803                 10,466
7/31/10             11,367                       11,564                    9,141                 11,435
1/31/11             13,997                       14,291                   10,856                 13,667
7/31/11             15,317                       15,710                   11,032                 14,693
1/31/12             15,000                       15,457                   11,284                 15,463
7/31/12             14,849                       15,324                   11,909                 16,440
1/31/13             17,745                       18,387                   13,206                 19,122
7/31/13             21,110                       21,951                   15,033                 22,803
1/31/14             22,345                       23,327                   16,142                 24,353
7/31/14             23,721                       24,848                   17,598                 25,697
1/31/15             25,569                       26,873                   18,364                 27,522
7/31/15             27,646                       29,157                   19,576                 31,782
1/31/16             24,035                       25,425                   18,031                 29,662
7/31/16             27,001                       28,647                   20,523                 32,905
1/31/17             27,009                       28,750                   21,783                 34,550
7/31/17             28,376                       30,302                   23,796                 37,480
1/31/18             33,455                       35,845                   27,411                 44,567
7/31/18             32,398                       34,816                   27,646                 46,287
1/31/19             31,293                       33,723                   26,814                 45,329

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         146              0               0             0
8/1/16 - 7/31/17         102              0               0             0
8/1/17 - 7/31/18         119              0               0             0
8/1/18 - 1/31/19          69              2               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         105              0               0             0
8/1/16 - 7/31/17         150              0               0             0
8/1/17 - 7/31/18         132              0               1             0
8/1/18 - 1/31/19          53              2               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -1.72%     -8.87%      7.36%      14.01%       8.66%       42.66%     271.00%      164.95%
Market Price                           -1.64%     -8.86%      7.36%      13.97%       8.66%       42.66%     269.67%      164.93%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index  -1.45%     -8.27%      8.06%      14.86%       9.45%       47.31%     299.55%      188.67%
Russell 1000(R) Index                  -3.01%     -2.17%     10.68%      15.17%       7.43%       66.11%     310.66%      131.86%
S&P 500(R) Consumer Staples Index       1.27%     -5.13%      8.48%      12.39%       8.93%       50.20%     221.62%      172.97%
Russell 1000(R) Consumer Staples
   Index(1)                             0.67%     -6.10%      7.95%      12.44%        N/A        46.62%     223.00%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                             98.21%
Health Care                                   1.79
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Tyson Foods, Inc., Class A                    6.05%
Kraft Heinz (The) Co.                         5.83
Post Holdings, Inc.                           5.44
Herbalife Nutrition Ltd.                      5.29
Church & Dwight Co., Inc.                     5.13
Pilgrim's Pride Corp.                         4.68
McCormick & Co., Inc.                         4.63
Molson Coors Brewing Co., Class B             4.25
J.M. Smucker (The) Co.                        4.02
Archer-Daniels-Midland Co.                    3.92
                                            -------
  Total                                      49.24%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         JULY 31, 2008 - JANUARY 31, 2019

            First Trust Consumer Staples      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
                  AlphaDEX(R) Fund                 Staples Index                Index              Staples Index
7/31/08               $10,000                         $10,000                  $10,000                $10,000
1/31/09                 7,856                           7,870                    6,530                  8,171
7/31/09                 9,286                           9,344                    7,983                  9,230
1/31/10                10,047                          10,143                    8,803                 10,039
7/31/10                10,769                          10,913                    9,141                 10,461
1/31/11                12,055                          12,270                   10,856                 11,400
7/31/11                14,129                          14,435                   11,032                 12,314
1/31/12                13,652                          14,002                   11,284                 13,002
7/31/12                13,701                          14,150                   11,909                 14,735
1/31/13                15,960                          16,543                   13,206                 15,475
7/31/13                19,714                          20,526                   15,033                 17,524
1/31/14                20,430                          21,348                   16,142                 17,496
7/31/14                22,699                          23,811                   17,598                 18,771
1/31/15                25,677                          26,999                   18,364                 21,153
7/31/15                27,942                          29,475                   19,576                 22,393
1/31/16                26,760                          28,302                   18,031                 22,948
7/31/16                30,512                          32,378                   20,523                 25,007
1/31/17                28,562                          30,406                   21,783                 24,424
7/31/17                29,502                          31,510                   23,796                 26,107
1/31/18                31,989                          34,279                   27,411                 27,702
7/31/18                29,660                          31,907                   27,646                 25,954
1/31/19                29,150                          31,444                   26,814                 26,284

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 7/31/16         164              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 7/31/18          58              0               0             1
8/1/18 - 1/31/19          59              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          48              0               0             0
8/1/15 - 7/31/16          87              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 7/31/18         193              0               0             0
8/1/18 - 1/31/19          65              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                   -22.17%     -11.90%    -9.90%       3.02%       -2.58%      -40.64%     34.66%      -26.38%
Market Price                          -22.27%     -11.97%    -9.93%       3.01%       -2.58%      -40.73%     34.56%      -26.44%

INDEX PERFORMANCE
StrataQuant(R) Energy Index           -22.11%     -11.53%    -9.48%       3.64%       -1.99%      -39.24%     43.05%      -20.99%
Russell 1000(R) Index                  -3.01%      -2.17%    10.68%      15.17%        7.43%       66.11%    310.66%      131.86%
S&P 500(R) Energy Index               -15.99%     -12.34%    -2.29%       4.93%        1.91%      -10.93%     61.88%       24.84%
Russell 1000(R) Energy Index(1)       -16.53%     -12.10%    -3.09%       4.69%        N/A        -14.53%     58.12%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                      100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Newfield Exploration Co.                      4.52%
Noble Energy, Inc.                            4.32
Helmerich & Payne, Inc.                       4.24
PBF Energy, Inc., Class A                     4.07
Phillips 66                                   4.02
HollyFrontier Corp.                           4.00
RPC, Inc.                                     3.97
CNX Resources Corp.                           3.86
SM Energy Co.                                 3.68
Cimarex Energy Co.                            3.55
                                            -------
  Total                                      40.23%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            JULY 31, 2008 - JANUARY 31, 2019

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index
7/31/08          $10,000               $10,000              $10,000            $10,000
1/31/09            4,560                 4,572                6,530              6,732
7/31/09            5,726                 5,766                7,983              7,104
1/31/10            6,677                 6,749                8,803              7,557
7/31/10            6,772                 6,872                9,141              7,508
1/31/11            9,526                 9,702               10,856             10,230
7/31/11           10,069                10,296               11,032             10,692
1/31/12            8,432                 8,653               11,284             10,132
7/31/12            7,904                 8,144               11,909             10,155
1/31/13            9,407                 9,731               13,206             11,239
7/31/13            9,771                10,136               15,033             12,046
1/31/14           10,341                10,766               16,142             12,239
7/31/14           12,242                12,785               17,598             14,266
1/31/15            8,807                 9,210               18,364             11,465
7/31/15            7,518                 7,869               19,576             10,601
1/31/16            5,795                 6,067               18,031              9,214
7/31/16            6,565                 6,884               20,523             10,818
1/31/17            7,273                 7,657               21,783             11,665
7/31/17            6,238                 6,591               23,796             10,838
1/31/18            6,969                 7,394               27,411             12,434
7/31/18            7,888                 8,399               27,646             12,975
1/31/19            6,139                 6,542               26,814             10,900

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         223              0               0             0
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         141              0               0             0
8/1/17 - 7/31/18          91              0               0             1
8/1/18 - 1/31/19          58              2               2             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          29              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         111              0               0             0
8/1/17 - 7/31/18         160              0               0             0
8/1/18 - 1/31/19          61              2               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -5.41%      -5.21%     9.41%      16.67%       5.26%       56.78%     367.27%       82.59%
Market Price                           -5.41%      -5.18%     9.40%      16.64%       5.27%       56.68%     366.17%       82.64%

INDEX PERFORMANCE
StrataQuant(R) Financials Index        -5.13%      -4.61%    10.15%      17.58%       6.12%       62.15%     405.01%      100.79%
Russell 1000(R) Index                  -3.01%      -2.17%    10.68%      15.17%       7.43%       66.11%     310.66%      131.86%
S&P 500(R) Financials Index            -6.25%     -11.10%    10.82%      15.33%       0.69%       67.15%     316.40%        8.34%
Russell 1000(R) Financial Services
   Index(1)                            -3.16%      -4.48%    11.21%      15.64%        N/A        70.08%     327.61%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   74.06%
Real Estate                                  19.36
Information Technology                        5.38
Industrials                                   1.20
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Bank OZK                                      1.08%
Realogy Holdings Corp.                        0.98
New Residential Investment Corp.              0.97
Senior Housing Properties Trust               0.96
Legg Mason, Inc.                              0.95
Weingarten Realty Investors                   0.94
LPL Financial Holdings, Inc.                  0.94
Fidelity National Financial, Inc.             0.94
Ally Financial, Inc.                          0.94
Two Harbors Investment Corp.                  0.93
                                            -------
  Total                                       9.63%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JULY 31, 2008 - JANUARY 31, 2019

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index
7/31/08            $10,000                  $10,000               $10,000              $10,000
1/31/09              6,142                    6,164                 6,530                4,373
7/31/09              8,506                    8,605                 7,983                6,240
1/31/10             10,105                   10,261                 8,803                6,859
7/31/10             10,775                   10,986                 9,141                7,148
1/31/11             12,413                   12,711                10,856                8,021
7/31/11             11,879                   12,214                11,032                7,288
1/31/12             11,978                   12,370                11,284                6,995
7/31/12             12,422                   12,879                11,909                7,369
1/31/13             14,721                   15,327                13,206                8,831
7/31/13             17,322                   18,101                15,033               10,496
1/31/14             18,304                   19,200                16,142               10,894
7/31/14             19,219                   20,233                17,598               11,694
1/31/15             20,040                   21,171                18,364               12,123
7/31/15             21,984                   23,308                19,576               13,377
1/31/16             19,390                   20,613                18,031               11,688
7/31/16             22,032                   23,511                20,523               12,873
1/31/17             25,132                   26,911                21,783               15,782
7/31/17             27,319                   29,341                23,796               17,119
1/31/18             30,278                   32,636                27,411               20,485
7/31/18             30,341                   32,816                27,646               19,426
1/31/19             28,700                   31,132                26,814               18,212

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         219              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         152              0               0             0
8/1/17 - 7/31/18         139              0               0             1
8/1/18 - 1/31/19          68              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          33              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         100              0               0             0
8/1/17 - 7/31/18         112              0               0             1
8/1/18 - 1/31/19          53              1               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -2.73%      0.76%      8.36%      17.76%       11.95%      49.40%     412.96%      276.00%
Market Price                           -2.75%      0.77%      8.35%      17.76%       11.95%      49.34%     412.95%      276.00%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index       -2.42%      1.43%      9.05%      18.58%       12.75%      54.25%     449.52%      309.02%
Russell 1000(R) Index                  -3.01%     -2.17%     10.68%      15.17%        7.43%      66.11%     310.66%      131.86%
S&P 500(R) Health Care Index            2.81%      4.67%     11.97%      15.34%       10.10%      76.00%     316.54%      209.21%
Russell 1000(R) Health Care Index(1)    2.74%      5.40%     12.10%      15.95%        N/A        77.05%     339.11%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
DexCom, Inc.                                  2.45%
Centene Corp.                                 2.35
HCA Healthcare, Inc.                          2.33
Laboratory Corp. of America Holdings          2.29
Thermo Fisher Scientific, Inc.                2.28
Cooper (The) Cos., Inc.                       2.28
MEDNAX, Inc.                                  2.27
UnitedHealth Group, Inc.                      2.25
Bio-Rad Laboratories, Inc., Class A           2.24
Ionis Pharmaceuticals, Inc.                   2.23
                                            -------
  Total                                      22.97%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   JULY 31, 2008 - JANUARY 31, 2019

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)
               AlphaDEX(R) Fund          Health Care Index           Index           Health Care Index
7/31/08             $10,000                   $10,000               $10,000               $10,000
1/31/09               7,744                     7,775                 6,530                 8,303
7/31/09               9,329                     9,403                 7,983                 8,920
1/31/10              11,357                    11,484                 8,803                10,114
7/31/10              11,389                    11,562                 9,141                 9,304
1/31/11              13,935                    14,209                10,856                10,410
7/31/11              15,110                    15,466                11,032                11,344
1/31/12              15,153                    15,574                11,284                12,039
7/31/12              15,892                    16,367                11,909                13,094
1/31/13              18,877                    19,516                13,206                14,794
7/31/13              22,644                    23,509                15,033                17,760
1/31/14              26,591                    27,701                16,142                19,655
7/31/14              28,256                    29,520                17,598                21,566
1/31/15              32,542                    34,108                18,364                24,704
7/31/15              37,030                    38,958                19,576                27,486
1/31/16              28,517                    30,083                18,031                24,105
7/31/16              32,734                    34,641                20,523                27,489
1/31/17              31,661                    33,598                21,783                25,953
7/31/17              35,590                    37,896                23,796                29,690
1/31/18              39,430                    42,121                27,411                33,048
7/31/18              40,845                    43,785                27,646                33,643
1/31/19              39,730                    42,725                26,814                34,588

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 7/31/18          93              0               0             0
8/1/18 - 1/31/19          72              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          32              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 7/31/18         158              0               0             1
8/1/18 - 1/31/19          48              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -6.77%     -7.97%      7.50%      15.48%       6.51%       43.56%     321.91%      109.59%
Market Price                           -6.89%     -8.04%      7.48%      15.47%       6.50%       43.40%     321.58%      109.43%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index       -6.57%     -7.48%      8.22%      16.32%       7.28%       48.46%     353.54%      128.13%
Russell 1000(R) Index                  -3.01%     -2.17%     10.68%      15.17%       7.43%       66.11%     310.66%      131.86%
S&P 500(R) Industrials Index           -5.55%     -8.26%      9.27%      15.45%       7.34%       55.75%     320.80%      129.67%
Russell 1000(R) Producer Durables
   Index(1)                            -5.18%     -7.34%      9.79%      15.93%        N/A        59.51%     338.55%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  90.35%
Information Technology                        8.20
Health Care                                   1.09
Materials                                     0.36
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Knight-Swift Transportation Holdings, Inc.    2.09%
Air Lease Corp.                               2.07
Southwest Airlines Co.                        2.01
ManpowerGroup, Inc.                           2.01
Copa Holdings S.A., Class A                   1.99
Ryder System, Inc.                            1.98
Macquarie Infrastructure Corp.                1.95
Schneider National, Inc., Class B             1.88
Trinity Industries, Inc.                      1.87
Norfolk Southern Corp.                        1.85
                                            -------
  Total                                      19.70%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   JULY 31, 2008 - JANUARY 31, 2019

            First Trust Industrials/
               Producer Durables           StrataQuant(R)        Russell 1000(R)         S&P 500(R)
                AlphaDEX(R) Fund          Industrials Index           Index           Industrials Index
7/31/08             $10,000                    $10,000               $10,000               $10,000
1/31/09               5,650                      5,668                 6,530                 5,973
7/31/09               6,917                      6,966                 7,983                 7,027
1/31/10               8,228                      8,321                 8,803                 8,168
7/31/10               8,934                      9,069                 9,141                 9,042
1/31/11              11,005                     11,217                10,856                10,923
7/31/11              10,514                     10,752                11,032                10,524
1/31/12              10,862                     11,161                11,284                11,137
7/31/12              10,438                     10,764                11,909                11,224
1/31/13              12,461                     12,898                13,206                12,687
7/31/13              14,396                     14,954                15,033                14,442
1/31/14              16,605                     17,318                16,142                16,137
7/31/14              17,626                     18,453                17,598                16,857
1/31/15              17,686                     18,578                18,364                17,880
7/31/15              17,856                     18,799                19,576                18,022
1/31/16              14,820                     15,647                18,031                17,047
7/31/16              17,707                     18,765                20,523                19,907
1/31/17              20,696                     22,056                21,783                21,798
7/31/17              21,745                     23,252                23,796                23,551
1/31/18              25,899                     27,786                27,411                27,394
7/31/18              25,571                     27,517                27,646                26,611
1/31/19              23,836                     25,709                26,814                25,134

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 7/31/16         153              0               0             0
8/1/16 - 7/31/17         172              0               0             0
8/1/17 - 7/31/18         146              0               0             0
8/1/18 - 1/31/19          64              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          85              0               0             0
8/1/15 - 7/31/16          98              0               0             0
8/1/16 - 7/31/17          80              0               0             0
8/1/17 - 7/31/18         105              0               1             0
8/1/18 - 1/31/19          57              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                   -13.38%     -16.84%     4.96%      15.28%       6.86%       27.36%     314.40%      117.77%
Market Price                          -13.44%     -16.84%     4.94%      15.25%       6.85%       27.29%     313.49%      117.71%

INDEX PERFORMANCE
StrataQuant(R) Materials Index        -13.13%     -16.29%     5.66%      16.13%       7.65%       31.70%     345.95%      137.41%
Russell 1000(R) Index                  -3.01%      -2.17%    10.68%      15.17%       7.43%       66.11%     310.66%      131.86%
S&P 500(R) Materials Index             -9.83%     -13.59%     5.94%      12.50%       4.89%       33.47%     224.66%       75.11%
Russell 1000(R) Materials and
   Processing Index(1)                -10.08%     -13.38%     6.31%      13.65%        N/A        35.81%     259.65%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    79.72%
Industrials                                  20.28
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United States Steel Corp.                     3.70%
Steel Dynamics, Inc.                          3.65
Nucor Corp.                                   3.54
Olin Corp.                                    3.52
Reliance Steel & Aluminum Co.                 3.45
Huntsman Corp.                                3.41
Freeport-McMoRan, Inc.                        3.38
Westlake Chemical Corp.                       3.35
WestRock Co.                                  3.23
LyondellBasell Industries N.V., Class A       3.13
                                            -------
  Total                                      34.36%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JULY 31, 2008 - JANUARY 31, 2019

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index
7/31/08            $10,000                 $10,000              $10,000              $10,000
1/31/09              4,761                   4,784                6,530                5,193
7/31/09              7,080                   7,144                7,983                7,220
1/31/10              8,395                   8,509                8,803                7,596
7/31/10              9,396                   9,541                9,141                8,135
1/31/11             11,540                  11,764               10,856               10,151
7/31/11             11,570                  11,845               11,032               10,178
1/31/12             11,431                  11,764               11,284               10,191
7/31/12             11,017                  11,382               11,909                9,648
1/31/13             13,383                  13,888               13,206               10,946
7/31/13             13,815                  14,388               15,033               11,456
1/31/14             15,493                  16,200               16,142               12,631
7/31/14             16,265                  17,063               17,598               14,104
1/31/15             15,099                  15,882               18,364               13,882
7/31/15             15,555                  16,422               19,576               13,506
1/31/16             13,316                  14,100               18,031               11,594
7/31/16             17,651                  18,760               20,523               14,640
1/31/17             19,526                  20,820               21,783               15,828
7/31/17             20,125                  21,534               23,796               16,774
1/31/18             23,727                  25,484               27,411               19,508
7/31/18             22,781                  24,554               27,646               18,693
1/31/19             19,733                  21,330               26,814               16,855

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         200              1                0            0
8/1/14 - 7/31/15         163              0                0            0
8/1/15 - 7/31/16         147              0                0            0
8/1/16 - 7/31/17         162              0                0            0
8/1/17 - 7/31/18         114              0                0            0
8/1/18 - 1/31/19          47              4                0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          49              2               0             0
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 7/31/16         104              0               0             0
8/1/16 - 7/31/17          90              0               0             0
8/1/17 - 7/31/18         137              0               0             1
8/1/18 - 1/31/19          73              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended       Ended      (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19     1/31/19    to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                     4.69%      6.66%     15.25%      19.38%       10.00%      103.37%    487.95%      206.03%
Market Price                            4.69%      6.68%     15.25%      19.37%       10.00%      103.37%    487.58%      206.13%

INDEX PERFORMANCE
StrataQuant(R) Technology Index         4.70%      7.03%     15.86%      20.18%       10.79%      108.73%    528.53%      232.84%
Russell 1000(R) Index                  -3.01%     -2.17%     10.68%      15.17%        7.43%       66.11%    310.66%      131.86%
S&P 500(R) Information Technology
   Index                               -5.77%     -0.90%     17.08%      19.53%       11.44%      120.02%    495.41%      256.34%
Russell 1000(R) Technology Index(1)    -4.51%      0.25%     16.77%      19.21%        N/A        117.14%    479.52%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       94.31%
Communication Services                        5.00
Industrials                                   0.69
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Xilinx, Inc.                                  2.15%
Okta, Inc.                                    2.12
Twilio, Inc., Class A                         2.04
ServiceNow, Inc.                              2.02
DXC Technology Co.                            1.98
Micron Technology, Inc.                       1.97
NXP Semiconductors N.V.                       1.95
Hewlett Packard Enterprise Co.                1.93
IAC/InterActiveCorp                           1.89
Workday, Inc., Class A                        1.86
                                            -------
  Total                                      19.91%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    JULY 31, 2008 - JANUARY 31, 2019

            First Trust Technology       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Information
               AlphaDEX(R) Fund         Technology Index           Index              Technology Index
7/31/08            $10,000                  $10,000               $10,000                 $10,000
1/31/09              5,905                    5,953                 6,530                   6,422
7/31/09              8,208                    8,316                 7,983                   9,030
1/31/10              9,354                    9,509                 8,803                   9,809
7/31/10             10,278                   10,490                 9,141                  10,268
1/31/11             13,463                   13,798                10,856                  12,303
7/31/11             12,374                   12,736                11,032                  12,240
1/31/12             12,532                   12,955                11,284                  13,010
7/31/12             11,903                   12,351                11,909                  13,837
1/31/13             13,032                   13,578                13,206                  14,068
7/31/13             14,825                   15,506                15,033                  15,378
1/31/14             17,069                   17,926                16,142                  17,377
7/31/14             18,173                   19,152                17,598                  19,702
1/31/15             19,189                   20,286                18,364                  20,587
7/31/15             20,122                   21,341                19,576                  22,219
1/31/16             17,470                   18,590                18,031                  21,584
7/31/16             20,206                   21,574                20,523                  24,392
1/31/17             22,990                   24,536                21,783                  26,960
7/31/17             26,413                   28,275                23,796                  31,581
1/31/18             32,549                   34,962                27,411                  38,583
7/31/18             33,161                   35,738                27,646                  40,574
1/31/19             34,716                   37,418                26,814                  38,233

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         218              0               0             0
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         168              0               0             0
8/1/17 - 7/31/18         180              1               0             0
8/1/18 - 1/31/19          68              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          34              0               0             0
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          84              0               0             0
8/1/17 - 7/31/18          71              0               0             0
8/1/18 - 1/31/19          51              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                     6.31%     11.25%      9.21%      11.58%       6.05%       55.36%     199.01%       99.14%
Market Price                            6.31%     11.25%      9.20%      11.56%       6.04%       55.28%     198.51%       99.11%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index          6.69%     12.09%      9.99%      12.49%       6.92%       60.98%     224.55%      119.39%
Russell 1000(R) Index                  -3.01%     -2.17%     10.68%      15.17%       7.43%       66.11%     310.66%      131.86%
S&P 500(R) Utilities Index              5.37%     11.08%     10.84%      10.90%       6.28%       67.26%     181.41%      104.34%
Russell 1000(R) Utilities Index(1)      4.62%      5.34%      8.59%      10.65%        N/A        51.02%     175.14%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    67.46%
Communication Services                       32.54
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Telephone & Data Systems, Inc.                6.09%
Sprint Corp.                                  5.87
AT&T, Inc.                                    5.77
Verizon Communications, Inc.                  5.36
T-Mobile US, Inc.                             5.00
CenturyLink, Inc.                             4.45
National Fuel Gas Co.                         4.20
CenterPoint Energy, Inc.                      4.11
Exelon Corp.                                  3.98
Public Service Enterprise Group, Inc.         3.93
                                            -------
  Total                                      48.76%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JULY 31, 2008 - JANUARY 31, 2019

            First Trust Utilities      StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund         Utilities Index           Index           Utilities Index
7/31/08            $10,000                 $10,000              $10,000              $10,000
1/31/09              7,830                   7,859                6,530                7,731
7/31/09              8,747                   8,828                7,983                7,945
1/31/10              9,443                   9,568                8,803                8,279
7/31/10             10,129                  10,305                9,141                8,698
1/31/11             11,283                  11,524               10,856                9,290
7/31/11             11,853                  12,156               11,032                9,923
1/31/12             11,766                  12,115               11,284               10,613
7/31/12             12,641                  13,074               11,909               11,838
1/31/13             13,163                  13,661               13,206               11,699
7/31/13             14,653                  15,342               15,033               12,786
1/31/14             15,069                  15,845               16,142               13,009
7/31/14             16,569                  17,493               17,598               13,970
1/31/15             18,699                  19,802               18,364               16,676
7/31/15             17,524                  18,620               19,576               15,430
1/31/16             17,707                  18,884               18,031               16,263
7/31/16             21,494                  23,018               20,523               18,995
1/31/17             21,653                  23,269               21,783               18,248
7/31/17             22,262                  23,999               23,796               20,079
1/31/18             21,042                  22,756               27,411               19,585
7/31/18             22,018                  23,908               27,646               20,646
1/31/19             23,407                  25,507               26,814               21,755

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         193              0               0             0
8/1/14 - 7/31/15         136              0               0             0
8/1/15 - 7/31/16         173              0               0             0
8/1/16 - 7/31/17         119              0               0             0
8/1/17 - 7/31/18          73              0               0             0
8/1/18 - 1/31/19          66              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          59              0               0             0
8/1/14 - 7/31/15         116              0               0             0
8/1/15 - 7/31/16          78              0               0             0
8/1/16 - 7/31/17         133              0               0             0
8/1/17 - 7/31/18         178              0               0             1
8/1/18 - 1/31/19          55              1               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2019 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2018     JANUARY 31, 2019        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $  965.90             0.63%             $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $  982.80             0.64%             $3.20
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $  778.30             0.65%             $2.91
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93             0.65%             $3.31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $  945.90             0.63%             $3.09
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $  972.70             0.62%             $3.08
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2018     JANUARY 31, 2019        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $  932.30             0.63%             $3.07
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $  866.20             0.65%             $3.06
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93             0.65%             $3.31

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,046.90             0.62%             $3.20
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,063.10             0.64%             $3.33
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2018 through January 31, 2019), multiplied by 184/365 (to reflect the six-month period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AUTO COMPONENTS -- 5.4%
       13,548  Aptiv PLC                        $     1,072,053
       72,042  BorgWarner, Inc.                       2,946,518
      123,834  Gentex Corp.                           2,622,804
      163,496  Goodyear Tire & Rubber (The)
                  Co.                                 3,464,480
       33,948  Lear Corp.                             5,225,616
       13,837  Visteon Corp. (a)                      1,063,927
                                                ---------------
                                                     16,395,398
                                                ---------------
               AUTOMOBILES -- 5.8%
      436,199  Ford Motor Co.                         3,838,551
       74,820  General Motors Co.                     2,919,476
       48,902  Harley-Davidson, Inc.                  1,802,528
       12,535  Tesla, Inc. (a)                        3,848,496
       80,218  Thor Industries, Inc.                  5,223,796
                                                ---------------
                                                     17,632,847
                                                ---------------
               BUILDING PRODUCTS -- 0.6%
       43,914  Fortune Brands Home &
                  Security, Inc.                      1,989,304
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.3%
       17,486  KAR Auction Services, Inc.               909,447
                                                ---------------
               DISTRIBUTORS -- 1.7%
      105,462  LKQ Corp. (a)                          2,765,213
       16,836  Pool Corp.                             2,523,885
                                                ---------------
                                                      5,289,098
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 4.2%
       29,940  Bright Horizons Family
                  Solutions, Inc. (a)                 3,466,752
        6,507  Graham Holdings Co., Class B           4,327,155
       98,647  H&R Block, Inc.                        2,327,083
       62,165  Service Corp. International            2,668,122
                                                ---------------
                                                     12,789,112
                                                ---------------
               ENTERTAINMENT -- 6.0%
       46,601  Cinemark Holdings, Inc.                1,906,913
       81,522  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)            2,557,345
       51,812  Lions Gate Entertainment Corp.,
                  Class A                               951,786
       84,698  Live Nation Entertainment,
                  Inc. (a)                            4,532,190
        3,115  Madison Square Garden (The)
                  Co., Class A (a)                      865,659
      162,304  Viacom, Inc., Class B                  4,774,984
       22,827  Walt Disney (The) Co.                  2,545,667
                                                ---------------
                                                     18,134,544
                                                ---------------
               FOOD & STAPLES RETAILING
                  -- 1.2%
       16,380  Costco Wholesale Corp.                 3,515,639
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 17.3%
       57,590  Aramark                                1,897,590
      614,299  Caesars Entertainment Corp. (a)        5,614,693
       67,689  Carnival Corp.                         3,897,533


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        7,726  Chipotle Mexican Grill,
                  Inc. (a)                      $     4,091,767
       11,657  Choice Hotels International,
                  Inc.                                  922,768
       25,065  Darden Restaurants, Inc.               2,630,070
        6,730  Domino's Pizza, Inc.                   1,909,503
      161,457  Extended Stay America, Inc.            2,760,915
       11,618  Hilton Worldwide Holdings, Inc.          865,309
       49,366  Hyatt Hotels Corp., Class A            3,451,177
       32,056  Las Vegas Sands Corp.                  1,870,788
        4,693  McDonald's Corp.                         839,014
      137,549  MGM Resorts International              4,049,443
       59,042  Norwegian Cruise Line
                  Holdings Ltd. (a)                   3,036,530
       25,589  Royal Caribbean Cruises Ltd.           3,071,959
       64,764  Starbucks Corp.                        4,413,019
      160,324  Wendy's (The) Co.                      2,776,812
       74,639  Yum China Holdings, Inc.               2,720,592
       18,149  Yum! Brands, Inc.                      1,705,643
                                                ---------------
                                                     52,525,125
                                                ---------------
               HOUSEHOLD DURABLES -- 7.1%
       96,277  D.R. Horton, Inc.                      3,701,851
       13,181  Garmin Ltd.                              911,862
       23,279  Leggett & Platt, Inc.                    953,508
       63,925  Lennar Corp., Class A                  3,031,323
       35,667  Mohawk Industries, Inc. (a)            4,593,553
          346  NVR, Inc. (a)                            920,360
      128,387  PulteGroup, Inc.                       3,570,442
      101,334  Toll Brothers, Inc.                    3,743,278
                                                ---------------
                                                     21,426,177
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.6%
       30,926  TripAdvisor, Inc. (a)                  1,774,534
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 3.1%
        1,117  Amazon.com, Inc. (a)                   1,919,821
       14,816  Expedia Group, Inc.                    1,766,808
      213,685  Qurate Retail, Inc. (a)                4,647,649
        9,263  Wayfair, Inc., Class A (a)             1,013,928
                                                ---------------
                                                      9,348,206
                                                ---------------
               MACHINERY -- 0.9%
       23,320  WABCO Holdings, Inc. (a)               2,663,844
                                                ---------------
               MEDIA -- 13.0%
       15,201  AMC Networks, Inc.,
                  Class A (a)                           956,751
        5,088  Cable One, Inc.                        4,499,522
       14,640  Charter Communications, Inc.,
                  Class A (a)                         4,846,572
      122,502  Comcast Corp., Class A                 4,479,898
       33,724  Discovery, Inc., Class A (a)             957,087
      167,046  DISH Network Corp.,
                  Class A (a)                         5,123,301
       60,804  GCI Liberty, Inc., Class A (a)         3,094,924
       80,872  Interpublic Group of Cos. (The),
                  Inc.                                1,839,838
       35,527  John Wiley & Sons, Inc.,
                  Class A                             1,839,588


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       57,903  Liberty Broadband Corp.,
                  Class C (a)                   $     4,922,913
       34,175  Omnicom Group, Inc.                    2,661,549
       91,913  Tribune Media Co., Class A             4,219,726
                                                ---------------
                                                     39,441,669
                                                ---------------
               MULTILINE RETAIL -- 6.2%
       38,593  Dollar General Corp.                   4,454,790
       36,945  Dollar Tree, Inc. (a)                  3,577,384
       50,294  Kohl's Corp.                           3,454,695
      140,064  Macy's, Inc.                           3,683,683
       17,900  Nordstrom, Inc.                          830,739
       37,869  Target Corp.                           2,764,437
                                                ---------------
                                                     18,765,728
                                                ---------------
               PERSONAL PRODUCTS -- 1.2%
      254,335  Coty, Inc., Class A                    1,973,640
       12,825  Estee Lauder (The) Cos., Inc.,
                  Class A                             1,749,586
                                                ---------------
                                                      3,723,226
                                                ---------------
               PROFESSIONAL SERVICES -- 0.3%
       35,757  Nielsen Holdings PLC                     918,240
                                                ---------------
               ROAD & RAIL -- 1.2%
       10,174  AMERCO                                 3,689,703
                                                ---------------
               SPECIALTY RETAIL -- 17.9%
       21,195  Advance Auto Parts, Inc.               3,374,244
       93,474  AutoNation, Inc. (a)                   3,622,117
        4,981  AutoZone, Inc. (a)                     4,220,601
       31,510  Best Buy Co., Inc.                     1,866,652
       25,643  Burlington Stores, Inc. (a)            4,403,159
       13,302  CarMax, Inc. (a)                         781,892
      133,693  Dick's Sporting Goods, Inc.            4,720,700
       31,366  Foot Locker, Inc.                      1,753,046
      129,543  Gap (The), Inc.                        3,295,574
       32,499  L Brands, Inc.                           904,772
        9,027  Lowe's Cos., Inc.                        868,036
      123,223  Michaels Cos. (The), Inc. (a)          1,707,871
        9,692  O'Reilly Automotive, Inc. (a)          3,340,445
      103,454  Penske Automotive Group, Inc.          4,849,923
       20,048  Ross Stores, Inc.                      1,846,822
       10,355  Tiffany & Co.                            918,799
       55,944  TJX (The) Cos., Inc.                   2,782,095
       39,997  Tractor Supply Co.                     3,415,744
       13,635  Ulta Beauty, Inc. (a)                  3,980,329
       33,071  Williams-Sonoma, Inc.                  1,800,055
                                                ---------------
                                                     54,452,876
                                                ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 6.0%
       87,992  Capri Holdings Ltd. (a)                3,737,900
       29,758  Columbia Sportswear Co.                2,654,116
       13,721  Lululemon Athletica, Inc. (a)          2,028,101
       22,504  NIKE, Inc., Class B                    1,842,627
       35,899  PVH Corp.                              3,916,940
       72,892  Skechers U.S.A., Inc.,
                  Class A (a)                         1,980,476
       24,716  Tapestry, Inc.                           956,756


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                  GOOD (CONTINUED)
       11,698  VF Corp.                         $       984,621
                                                ---------------
                                                     18,101,537
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         303,486,254
               (Cost $304,189,029)              ---------------

               MONEY MARKET FUNDS -- 0.1%
      258,820  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (b)                     258,820
               (Cost $258,820)                  ---------------

               TOTAL INVESTMENTS -- 100.1%          303,745,074
               (Cost $304,447,849) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                (175,603)
                                                ---------------
               NET ASSETS -- 100.0%             $   303,569,471
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,893,876 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,596,651. The net unrealized depreciation was $702,775.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  303,486,254   $          --   $         --
Money Market
   Funds                  258,820              --             --
                   ---------------------------------------------
Total Investments  $  303,745,074   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BEVERAGES -- 7.0%
       63,227  Coca-Cola (The) Co.              $     3,043,116
      213,238  Molson Coors Brewing Co.,
                  Class B                            14,203,783
       54,199  PepsiCo, Inc.                          6,106,601
                                                ---------------
                                                     23,353,500
                                                ---------------
               FOOD & STAPLES RETAILING
                  -- 18.4%
       70,090  Casey's General Stores, Inc.           9,019,181
      435,475  Kroger (The) Co.                      12,337,007
      509,381  Sprouts Farmers Market,
                  Inc. (a)                           12,214,956
      143,339  Sysco Corp.                            9,152,195
      283,868  US Foods Holding Corp. (a)             9,572,029
      131,444  Walgreens Boots Alliance, Inc.         9,498,144
                                                ---------------
                                                     61,793,512
                                                ---------------
               FOOD PRODUCTS -- 53.4%
      292,301  Archer-Daniels-Midland Co.            13,124,315
       56,023  Bunge Ltd.                             3,085,187
       90,751  Campbell Soup Co.                      3,215,308
      560,652  Conagra Brands, Inc.                  12,132,509
      324,189  Flowers Foods, Inc.                    6,373,556
      153,768  General Mills, Inc.                    6,833,450
      188,769  Hain Celestial Group (The),
                  Inc. (a)                            3,460,136
       55,867  Hershey (The) Co.                      5,927,489
       70,148  Hormel Foods Corp.                     2,968,663
       98,270  Ingredion, Inc.                        9,728,730
      128,096  J.M. Smucker (The) Co.                13,434,708
      105,030  Kellogg Co.                            6,197,820
      405,767  Kraft Heinz (The) Co.                 19,501,162
      125,427  McCormick & Co., Inc.                 15,507,794
       74,791  Mondelez International, Inc.,
                  Class A                             3,459,832
      772,115  Pilgrim's Pride Corp. (a)             15,643,050
      195,941  Post Holdings, Inc. (a)               18,187,244
      327,047  Tyson Foods, Inc., Class A            20,250,750
                                                ---------------
                                                    179,031,703
                                                ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.8%
       91,386  CVS Health Corp.                       5,990,352
                                                ---------------
               HOUSEHOLD PRODUCTS -- 13.0%
      265,573  Church & Dwight Co., Inc.             17,158,672
       58,269  Clorox (The) Co.                       8,645,954
       52,554  Kimberly-Clark Corp.                   5,853,464
      212,584  Spectrum Brands Holdings, Inc.        11,879,194
                                                ---------------
                                                     43,537,284
                                                ---------------
               PERSONAL PRODUCTS -- 6.2%
      296,254  Herbalife Nutrition Ltd. (a)          17,686,364
       48,818  Nu Skin Enterprises, Inc.,
                  Class A                             3,204,902
                                                ---------------
                                                     20,891,266
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          334,597,617
               (Cost $351,588,927)              ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
      539,292  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (b)             $       539,292
               (Cost $539,292)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          335,136,909
               (Cost $352,128,219) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                    14,147
                                                ---------------
               NET ASSETS -- 100.0%             $   335,151,056
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,071,401 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,062,711. The net unrealized depreciation was $16,991,310.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  334,597,617   $          --   $         --
Money Market
   Funds                  539,292              --             --
                   ---------------------------------------------
Total Investments  $  335,136,909   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 27

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               ENERGY EQUIPMENT & SERVICES
                  -- 13.2%
       50,130  Apergy Corp. (a)                 $     1,685,370
       63,131  Baker Hughes a GE Co.                  1,487,998
      159,278  Helmerich & Payne, Inc.                8,917,975
      678,676  Nabors Industries Ltd.                 2,008,881
      442,613  Patterson-UTI Energy, Inc.             5,368,896
      773,587  RPC, Inc. (b)                          8,347,004
                                                ---------------
                                                     27,816,124
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 86.8%
       30,965  Anadarko Petroleum Corp.               1,465,573
      487,893  Antero Resources Corp. (a)             4,908,204
      174,524  Apache Corp.                           5,727,878
      554,270  Centennial Resource
                  Development, Inc.,
                  Class A (a)                         7,299,736
       77,383  Cheniere Energy, Inc. (a)              5,080,194
       28,074  Chevron Corp.                          3,218,684
       99,064  Cimarex Energy Co.                     7,463,482
      668,586  CNX Resources Corp. (a)                8,116,634
       29,717  Concho Resources, Inc. (a)             3,561,285
       73,488  ConocoPhillips                         4,974,403
      152,001  Continental Resources, Inc. (a)        7,017,886
       60,213  Devon Energy Corp.                     1,604,676
       32,957  Diamondback Energy, Inc.               3,398,526
       70,024  EOG Resources, Inc.                    6,946,381
      161,673  EQT Corp.                              3,147,773
      711,905  Extraction Oil & Gas, Inc. (a)         2,804,906
       44,804  Exxon Mobil Corp.                      3,283,237
      149,368  HollyFrontier Corp.                    8,415,393
      319,481  Marathon Oil Corp.                     5,044,605
      103,516  Marathon Petroleum Corp.               6,858,970
       58,030  Murphy Oil Corp.                       1,587,120
      520,813  Newfield Exploration Co. (a)           9,520,462
      406,993  Noble Energy, Inc.                     9,092,224
       74,635  Occidental Petroleum Corp.             4,984,125
      382,252  Parsley Energy, Inc.,
                  Class A (a)                         7,102,242
      233,696  PBF Energy, Inc., Class A              8,557,947
       88,621  Phillips 66                            8,455,330
       23,214  Pioneer Natural Resources Co.          3,303,816
      542,459  QEP Resources, Inc. (a)                4,486,136
      478,688  Range Resources Corp.                  5,279,929
      394,587  SM Energy Co.                          7,741,797
       37,689  Targa Resources Corp.                  1,621,004
       81,491  Valero Energy Corp.                    7,156,540
       59,811  Whiting Petroleum Corp. (a)            1,712,389
       61,558  Williams (The) Cos., Inc.              1,657,757
                                                ---------------
                                                    182,597,244
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         210,413,368
               (Cost $267,095,360)              ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
      209,110  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                 $       209,110
      248,296  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                     248,296
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                               457,406
               (Cost $457,406)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$     953,498  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due
                  02/01/19, with a maturity
                  value of $953,566.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.25%, due 11/15/27. The
                  value of the collateral
                  including accrued interest
                  is $977,309. (d)                      953,498
    1,182,550  JPMorgan Chase & Co.,
                  2.50% (c), dated 01/31/19,
                  due 02/01/19, with a
                  maturity value of
                  $1,182,633. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.375%, due
                  01/31/23. The value of the
                  collateral including accrued
                  interest is $1,206,202. (d)         1,182,550
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.0%                             2,136,048
               (Cost $2,136,048)                ---------------

               TOTAL INVESTMENTS -- 101.2%          213,006,822
               (Cost $269,688,814) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%              (2,546,249)
                                                ---------------
               NET ASSETS -- 100.0%             $   210,460,573
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,277,359 and the total value of the collateral held by the Fund is $2,345,158.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $694,719 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $57,376,711. The net unrealized depreciation was $56,681,992.


Page 28                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JANUARY 31, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  210,413,368   $          --   $         --
Money Market
   Funds                  457,406              --             --
Repurchase
   Agreements                  --       2,136,048             --
                   ---------------------------------------------
Total Investments  $  210,870,774   $   2,136,048   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,277,359
Non-cash Collateral(2)                               (2,277,359)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     2,136,048
Non-cash Collateral(4)                               (2,136,048)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BANKS -- 20.9%
      232,209  Associated Banc-Corp.            $     5,027,325
      186,503  Bank of America Corp.                  5,309,740
       24,018  Bank of Hawaii Corp.                   1,857,312
      344,549  Bank OZK                              10,453,617
      262,727  BankUnited, Inc.                       8,882,800
      106,081  BB&T Corp.                             5,176,753
       42,907  BOK Financial Corp.                    3,566,001
      164,432  CIT Group, Inc.                        7,595,114
      211,666  Citizens Financial Group, Inc.         7,179,711
       45,806  Comerica, Inc.                         3,606,764
       18,387  Cullen/Frost Bankers, Inc.             1,788,687
      105,569  East West Bancorp, Inc.                5,312,232
      467,015  F.N.B. Corp.                           5,440,725
      267,439  Fifth Third Bancorp                    7,172,714
        8,345  First Citizens BancShares, Inc.,
                  Class A                             3,400,838
       71,831  First Hawaiian, Inc.                   1,848,212
      349,197  First Horizon National Corp.           5,126,212
      527,923  Huntington Bancshares, Inc.            6,989,701
       32,231  JPMorgan Chase & Co.                   3,335,908
      310,922  KeyCorp                                5,120,885
       21,983  M&T Bank Corp.                         3,617,083
      189,088  PacWest Bancorp                        7,296,906
      318,464  People's United Financial, Inc.        5,216,440
       68,252  Pinnacle Financial Partners,
                  Inc.                                3,669,910
       39,307  PNC Financial Services Group
                  (The), Inc.                         4,821,790
       66,633  Popular, Inc.                          3,638,828
       50,504  Prosperity Bancshares, Inc.            3,592,855
      343,455  Regions Financial Corp.                5,210,212
       30,604  Signature Bank                         3,896,195
      190,577  Sterling Bancorp                       3,666,701
      124,759  SunTrust Banks, Inc.                   7,413,180
        8,514  SVB Financial Group (a)                1,986,997
       98,356  Synovus Financial Corp.                3,483,770
      322,875  TCF Financial Corp.                    7,154,910
       89,948  Texas Capital Bancshares,
                  Inc. (a)                            5,241,270
       68,849  U.S. Bancorp                           3,522,315
      289,021  Umpqua Holdings Corp.                  5,109,891
       32,804  Webster Financial Corp.                1,767,480
       99,727  Wells Fargo & Co.                      4,877,648
       79,676  Western Alliance Bancorp (a)           3,528,053
       47,322  Wintrust Financial Corp.               3,366,487
      112,799  Zions Bancorp N.A.                     5,368,104
                                                ---------------
                                                    201,638,276
                                                ---------------
               CAPITAL MARKETS -- 16.0%
       80,727  Affiliated Managers Group, Inc.        8,472,299
       15,492  Ameriprise Financial, Inc.             1,961,287
       97,630  Bank of New York Mellon
                  (The) Corp.                         5,108,002
      888,864  BGC Partners, Inc., Class A            5,502,068
        8,010  BlackRock, Inc.                        3,324,791
       64,324  Cboe Global Markets, Inc.              5,999,499
       38,934  Charles Schwab (The) Corp.             1,820,943
       41,814  CME Group, Inc.                        7,621,856


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       36,848  E*TRADE Financial Corp.          $     1,719,328
       22,962  FactSet Research Systems, Inc.         5,020,182
      106,083  Franklin Resources, Inc.               3,141,118
       27,509  Goldman Sachs Group (The),
                  Inc.                                5,447,057
      143,935  Interactive Brokers Group,
                  Inc., Class A                       7,254,324
       41,769  Intercontinental Exchange, Inc.        3,206,188
      469,896  Invesco Ltd.                           8,561,505
       85,246  Lazard Ltd., Class A                   3,391,938
      308,352  Legg Mason, Inc.                       9,188,890
      128,783  LPL Financial Holdings, Inc.           9,062,460
       29,780  MarketAxess Holdings, Inc.             6,395,851
       11,546  Moody's Corp.                          1,830,156
      158,709  Morgan Stanley                         6,713,391
       28,645  Morningstar, Inc.                      3,556,277
       21,342  MSCI, Inc.                             3,633,902
       38,573  Nasdaq, Inc.                           3,395,967
       19,343  Northern Trust Corp.                   1,711,082
       42,285  Raymond James Financial, Inc.          3,403,942
        9,514  S&P Global, Inc.                       1,823,358
       72,862  State Street Corp.                     5,165,916
       68,163  T. Rowe Price Group, Inc.              6,370,514
      128,530  TD Ameritrade Holding Corp.            7,191,254
      305,359  Virtu Financial, Inc., Class A         7,801,922
                                                ---------------
                                                    154,797,267
                                                ---------------
               CONSUMER FINANCE -- 6.9%
      347,134  Ally Financial, Inc.                   9,046,312
       66,018  American Express Co.                   6,780,049
       60,794  Capital One Financial Corp.            4,899,388
       16,484  Credit Acceptance Corp. (a)            6,560,962
       77,915  Discover Financial Services            5,258,483
      521,615  Navient Corp.                          5,946,411
      259,071  OneMain Holdings, Inc. (a)             7,743,632
      447,189  Santander Consumer USA
                  Holdings, Inc.                      8,523,422
      378,630  SLM Corp. (a)                          4,055,127
      268,237  Synchrony Financial                    8,057,840
                                                ---------------
                                                     66,871,626
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.0%
       97,229  AXA Equitable Holdings, Inc.           1,802,626
       38,525  Berkshire Hathaway, Inc.,
                  Class B (a)                         7,918,428
                                                ---------------
                                                      9,721,054
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 16.7%
       39,877  Alexandria Real Estate
                  Equities, Inc.                      5,252,200
       39,780  American Tower Corp.                   6,875,575
      179,263  Apartment Investment &
                  Management Co., Class A             8,877,104
      220,647  Apple Hospitality REIT, Inc.           3,620,817
      125,634  Brandywine Realty Trust                1,890,792
      312,827  Brixmor Property Group, Inc.           5,358,727
       57,929  Crown Castle International
                  Corp.                               6,781,169


Page 30                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       62,429  Duke Realty Corp.                $     1,825,424
       49,140  EPR Properties                         3,590,168
      153,130  Equity Commonwealth                    4,955,287
       64,788  Equity LifeStyle Properties,
                  Inc.                                6,859,753
       34,775  Extra Space Storage, Inc.              3,429,163
       50,044  Gaming and Leisure Properties,
                  Inc.                                1,876,650
       63,884  Healthcare Trust of America,
                  Inc., Class A                       1,815,583
       41,791  Highwoods Properties, Inc.             1,852,177
      192,438  Hospitality Properties Trust           5,130,397
      377,495  Host Hotels & Resorts, Inc.            6,817,560
      313,681  Kimco Realty Corp.                     5,335,714
       23,373  Lamar Advertising Co., Class A         1,740,120
       33,836  Life Storage, Inc.                     3,325,064
      489,182  Medical Properties Trust, Inc.         8,903,112
       33,331  National Retail Properties,
                  Inc.                                1,756,877
      179,028  Omega Healthcare Investors,
                  Inc. (b)                            7,195,135
       89,233  Outfront Media, Inc.                   1,851,585
      242,219  Park Hotels & Resorts, Inc.            7,283,525
       27,536  Prologis, Inc.                         1,904,390
        7,989  Public Storage                         1,697,822
      113,630  Rayonier, Inc.                         3,458,897
      423,542  Retail Properties of America,
                  Inc., Class A                       5,353,571
       19,436  SBA Communications Corp. (a)           3,547,653
      671,164  Senior Housing Properties Trust        9,241,928
        9,625  Simon Property Group, Inc.             1,752,905
       20,446  SL Green Realty Corp.                  1,889,824
       45,870  Spirit Realty Capital, Inc.            1,821,956
      317,052  Weingarten Realty Investors            9,096,222
      287,870  Weyerhaeuser Co.                       7,553,709
                                                ---------------
                                                    161,518,555
                                                ---------------
               INSURANCE -- 23.4%
      138,122  Aflac, Inc.                            6,588,419
       12,620  Alleghany Corp.                        7,970,287
       76,157  Allstate (The) Corp.                   6,691,916
       34,756  American Financial Group, Inc.         3,315,375
       54,114  Aon PLC                                8,454,230
      171,984  Arch Capital Group Ltd. (a)            5,047,730
       21,939  Arthur J. Gallagher & Co.              1,639,063
       51,380  Assurant, Inc.                         4,952,518
      205,487  Assured Guaranty Ltd.                  8,334,553
      197,491  Athene Holding Ltd.,
                  Class A (a)                         8,472,364
      152,325  Axis Capital Holdings Ltd.             8,157,004
      228,332  Brown & Brown, Inc.                    6,201,497
       35,574  Chubb Ltd.                             4,733,121
       81,282  Cincinnati Financial Corp.             6,593,596
      104,086  CNA Financial Corp.                    4,773,384
       36,123  Everest Re Group Ltd.                  7,912,743
      250,192  Fidelity National Financial,
                  Inc.                                9,046,943
      176,211  First American Financial Corp.         8,824,647


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
       14,443  Hanover Insurance Group
                  (The), Inc.                   $     1,647,080
      122,643  Lincoln National Corp.                 7,173,389
      100,954  Loews Corp.                            4,835,697
        7,578  Markel Corp. (a)                       7,983,499
       78,907  Marsh & McLennan Cos., Inc.            6,958,808
       31,269  Mercury General Corp.                  1,616,607
      153,260  MetLife, Inc.                          6,999,384
      305,923  Old Republic International
                  Corp.                               6,164,348
      142,468  Principal Financial Group, Inc.        7,133,373
      130,383  Progressive (The) Corp.                8,773,472
       77,165  Prudential Financial, Inc.             7,109,983
       56,094  Reinsurance Group of America,
                  Inc.                                8,102,778
       58,833  RenaissanceRe Holdings Ltd.            8,120,719
      105,542  Torchmark Corp.                        8,840,198
       52,550  Travelers (The) Cos., Inc.             6,597,127
      156,414  Unum Group                             5,436,951
       42,571  W.R. Berkley Corp.                     3,273,284
       10,647  Willis Towers Watson PLC               1,733,225
                                                ---------------
                                                    226,209,312
                                                ---------------
               IT SERVICES -- 5.0%
       94,148  CoreLogic, Inc. (a)                    3,417,572
       76,832  Euronet Worldwide, Inc. (a)            8,836,448
       30,682  Fidelity National Information
                  Services, Inc.                      3,207,189
       42,815  Fiserv, Inc. (a)                       3,550,648
        8,706  FleetCor Technologies, Inc. (a)        1,756,958
       12,780  Jack Henry & Associates, Inc.          1,706,769
       24,360  Mastercard, Inc., Class A              5,143,127
       93,543  PayPal Holdings, Inc. (a)              8,302,877
       56,096  Square, Inc., Class A (a)              4,002,450
       19,890  Total System Services, Inc.            1,782,343
       34,830  Visa, Inc., Class A                    4,702,398
       94,778  Western Union (The) Co.                1,729,699
                                                ---------------
                                                     48,138,478
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 5.2%
      358,771  AGNC Investment Corp.                  6,425,589
      801,023  Annaly Capital Management,
                  Inc.                                8,362,680
      441,417  Chimera Investment Corp.               8,400,165
      942,042  MFA Financial, Inc.                    6,905,168
      553,557  New Residential Investment
                  Corp.                               9,399,398
       82,035  Starwood Property Trust, Inc.          1,811,333
      612,621  Two Harbors Investment Corp.           8,938,140
                                                ---------------
                                                     50,242,473
                                                ---------------
               PROFESSIONAL SERVICES -- 1.2%
       55,107  Dun & Bradstreet (The) Corp.           7,976,187
       17,362  Equifax, Inc.                          1,858,081
       28,467  TransUnion                             1,731,363
                                                ---------------
                                                     11,565,631
                                                ---------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 2.6%
      157,164  CBRE Group, Inc., Class A (a)    $     7,190,253
       32,231  Howard Hughes (The) Corp. (a)          3,578,930
       36,299  Jones Lang LaSalle, Inc.               5,205,640
      535,834  Realogy Holdings Corp. (b)             9,511,053
                                                ---------------
                                                     25,485,876
                                                ---------------
               SOFTWARE -- 0.4%
       16,826  Fair Isaac Corp. (a)                   3,789,215
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.6%
      488,356  New York Community
                  Bancorp, Inc.                       5,674,697
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          965,652,460
               (Cost $952,040,043)              ---------------

               MONEY MARKET FUNDS -- 0.5%
      973,438  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                         973,438
    4,259,311  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                   4,259,311
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                             5,232,749
               (Cost $5,232,749)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$   4,438,681  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due
                  02/01/19, with a maturity
                  value of $4,438,999.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.25%, due 11/15/27. The
                  value of the collateral
                  including accrued interest
                  is  $4,549,524. (d)                 4,438,681
    5,504,957  JPMorgan Chase & Co.,
                  2.50% (c), dated 01/31/19,
                  due 02/01/19, with a
                  maturity value of
                  $5,505,339. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.375%, due
                  01/31/23. The value of the
                  collateral including accrued
                  interest is $5,615,056. (d)         5,504,957
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.0%                             9,943,638
               (Cost $9,943,638)                ---------------


               DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOTAL INVESTMENTS -- 101.4%      $   980,828,847
               (Cost $967,216,430) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.4)%             (13,679,151)
                                                ---------------
               NET ASSETS -- 100.0%             $   967,149,696
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,831,641 and the total value of the collateral held by the Fund is $10,917,076.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $62,885,924 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $49,273,507. The net unrealized appreciation was $13,612,417.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  965,652,460   $          --   $         --
Money Market
   Funds                5,232,749              --             --
Repurchase
   Agreements                  --       9,943,638             --
                   ---------------------------------------------
Total Investments  $  970,885,209   $   9,943,638   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    10,831,641
Non-cash Collateral(2)                              (10,831,641)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     9,943,638
Non-cash Collateral(4)                               (9,943,638)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 33

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BIOTECHNOLOGY -- 14.8%
      369,938  AbbVie, Inc.                     $    29,702,322
       87,595  Amgen, Inc.                           16,389,901
       56,667  Biogen, Inc. (a)                      18,914,311
      100,131  BioMarin Pharmaceutical,
                  Inc. (a)                            9,829,860
      405,363  Exact Sciences Corp. (a)              36,515,099
      866,916  Exelixis, Inc. (a)                    20,433,210
      134,080  Incyte Corp. (a)                      10,805,507
      788,581  Ionis Pharmaceuticals, Inc. (a)       45,737,698
       68,484  Regeneron Pharmaceuticals,
                  Inc. (a)                           29,398,127
       78,128  Sarepta Therapeutics, Inc. (a)        10,915,263
      150,480  Seattle Genetics, Inc. (a)            11,501,186
      391,467  United Therapeutics Corp. (a)         45,147,889
      102,904  Vertex Pharmaceuticals,
                  Inc. (a)                           19,645,403
                                                ---------------
                                                    304,935,776
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 25.2%
       26,232  ABIOMED, Inc. (a)                      9,209,268
      129,539  Baxter International, Inc.             9,390,282
      113,520  Becton, Dickinson and Co.             28,318,699
      965,041  Boston Scientific Corp. (a)           36,816,314
      167,508  Cooper (The) Cos., Inc.               46,694,530
       82,681  Danaher Corp.                          9,170,977
      355,849  DexCom, Inc. (a)                      50,185,384
      166,994  Edwards Lifesciences Corp. (a)        28,459,118
      288,858  Hill-Rom Holdings, Inc.               28,891,577
       74,260  ICU Medical, Inc. (a)                 18,475,888
       45,834  IDEXX Laboratories, Inc. (a)           9,752,559
      107,490  Insulet Corp. (a)                      8,727,113
       35,607  Intuitive Surgical, Inc. (a)          18,645,249
      238,226  Masimo Corp. (a)                      29,632,932
      139,544  Penumbra, Inc. (a)                    20,305,047
      374,380  ResMed, Inc.                          35,629,745
       54,393  Stryker Corp.                          9,658,565
      131,943  Teleflex, Inc.                        36,086,411
      300,984  Varian Medical Systems,
                  Inc. (a)                           39,738,918
       86,975  West Pharmaceutical Services,
                  Inc.                                9,416,783
      328,814  Zimmer Biomet Holdings, Inc.          36,024,862
                                                ---------------
                                                    519,230,221
                                                ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 32.2%
    1,326,508  Acadia Healthcare Co., Inc. (a)       36,293,259
      229,198  AmerisourceBergen Corp.               19,108,237
       32,465  Anthem, Inc.                           9,836,895
      191,169  Cardinal Health, Inc.                  9,552,715
      369,736  Centene Corp. (a)                     48,276,430
       60,195  Chemed Corp.                          17,934,498
      224,466  Cigna Corp.                           44,850,551
      331,369  DaVita, Inc. (a)                      18,599,742
      276,372  Encompass Health Corp.                18,472,705
      342,552  HCA Healthcare, Inc.                  47,762,025
      542,926  Henry Schein, Inc. (a)                42,185,350
       89,285  Humana, Inc.                          27,588,172


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
      337,374  Laboratory Corp. of America
                  Holdings (a)                  $    47,013,067
    1,291,838  MEDNAX, Inc. (a)                      46,648,270
      293,449  Molina Healthcare, Inc. (a)           39,022,848
      913,106  Premier, Inc., Class A (a)            36,332,488
      307,173  Quest Diagnostics, Inc.               26,831,562
      171,125  UnitedHealth Group, Inc.              46,237,975
      292,591  Universal Health Services,
                  Inc., Class B                      38,777,085
      144,456  WellCare Health Plans, Inc. (a)       39,939,195
                                                ---------------
                                                    661,263,069
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 4.2%
      129,252  athenahealth, Inc. (a)                17,415,415
      487,765  Cerner Corp. (a)                      26,783,176
      381,823  Veeva Systems, Inc.,
                  Class A (a)                        41,641,616
                                                ---------------
                                                     85,840,207
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 10.9%
      183,579  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        45,870,885
       58,915  Bio-Techne Corp.                      10,278,311
      572,799  Bruker Corp.                          20,082,333
      225,997  Charles River Laboratories
                  International, Inc. (a)            27,840,570
       85,281  Illumina, Inc. (a)                    23,860,771
       73,393  IQVIA Holdings, Inc. (a)               9,468,431
      370,862  PRA Health Sciences, Inc. (a)         39,300,246
      190,493  Thermo Fisher Scientific, Inc.        46,798,415
                                                ---------------
                                                    223,499,962
                                                ---------------
               PHARMACEUTICALS -- 12.5%
      255,159  Allergan PLC                          36,737,793
      368,395  Eli Lilly and Co.                     44,155,825
      206,343  Jazz Pharmaceuticals PLC (a)          25,976,520
      132,136  Johnson & Johnson                     17,584,659
      446,337  Merck & Co., Inc.                     33,220,863
      933,517  Mylan N.V. (a)                        27,958,834
      440,058  Perrigo Co. PLC                       20,440,694
      585,987  Pfizer, Inc.                          24,875,148
      299,023  Zoetis, Inc.                          25,763,822
                                                ---------------
                                                    256,714,158
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        2,051,483,393
               (Cost $1,992,225,843)            ---------------

               MONEY MARKET FUNDS -- 0.2%
    3,743,128  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (b)                   3,743,128
               (Cost $3,743,128)                ---------------

               TOTAL INVESTMENTS -- 100.0%        2,055,226,521
               (Cost $1,995,968,971) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (898,941)
                                                ---------------
               NET ASSETS -- 100.0%             $ 2,054,327,580
                                                ===============


Page 34                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2019 (UNAUDITED)

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $129,691,876 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $70,434,326. The net unrealized appreciation was $59,257,550.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $2,051,483,393   $          --   $         --
Money Market
   Funds                3,743,128              --             --
                   ---------------------------------------------
Total Investments  $2,055,226,521   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 35

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 7.4%
        9,719  Boeing (The) Co.                 $     3,747,841
       20,468  Curtiss-Wright Corp.                   2,323,527
        6,648  General Dynamics Corp.                 1,137,938
       53,955  HEICO Corp.                            4,559,198
       10,982  Huntington Ingalls Industries,
                  Inc.                                2,267,234
       12,035  L3 Technologies, Inc.                  2,369,451
       68,171  Textron, Inc.                          3,628,742
        9,219  TransDigm Group, Inc. (a)              3,604,629
        9,815  United Technologies Corp.              1,158,857
                                                ---------------
                                                     24,797,417
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 3.7%
       65,592  C.H. Robinson Worldwide, Inc.          5,691,418
       81,006  Expeditors International of
                  Washington, Inc.                    5,613,716
       10,716  United Parcel Service, Inc.,
                  Class B                             1,129,466
                                                ---------------
                                                     12,434,600
                                                ---------------
               AIRLINES -- 9.4%
       68,698  Alaska Air Group, Inc.                 4,393,237
       70,078  Copa Holdings S.A., Class A            6,646,898
       83,773  Delta Air Lines, Inc.                  4,140,899
      343,443  JetBlue Airways Corp. (a)              6,178,540
      118,669  Southwest Airlines Co.                 6,735,653
       37,445  United Continental Holdings,
                  Inc. (a)                            3,267,825
                                                ---------------
                                                     31,363,052
                                                ---------------
               BUILDING PRODUCTS -- 2.8%
       52,443  Allegion PLC                           4,502,756
      140,988  Johnson Controls International
                  PLC                                 4,761,165
                                                ---------------
                                                      9,263,921
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 8.8%
      695,561  ADT, Inc. (b)                          5,021,950
       18,662  Cintas Corp.                           3,499,312
       63,531  Clean Harbors, Inc. (a)                3,761,671
       43,746  Copart, Inc. (a)                       2,214,860
       57,989  Republic Services, Inc.                4,448,336
       57,899  Rollins, Inc.                          2,156,159
       85,453  Stericycle, Inc. (a)                   3,766,768
       46,976  Waste Management, Inc.                 4,494,194
                                                ---------------
                                                     29,363,250
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.9%
       78,873  AECOM (a)                              2,414,302
       64,912  Fluor Corp.                            2,373,832
      138,880  Quanta Services, Inc.                  4,908,019
                                                ---------------
                                                      9,696,153
                                                ---------------
               CONTAINERS & PACKAGING -- 0.4%
       11,635  Avery Dennison Corp.                   1,215,276
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRICAL EQUIPMENT -- 6.2%
       30,875  AMETEK, Inc.                     $     2,250,787
       45,663  Eaton Corp. PLC                        3,481,804
       34,981  Emerson Electric Co.                   2,290,206
       10,521  Hubbell, Inc.                          1,150,261
      186,122  nVent Electric PLC                     4,656,772
       59,676  Regal Beloit Corp.                     4,580,730
       46,615  Sensata Technologies Holding
                  PLC (a)                             2,214,213
                                                ---------------
                                                     20,624,773
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.0%
        6,094  Littelfuse, Inc.                       1,070,838
       69,088  National Instruments Corp.             3,055,071
       34,640  Zebra Technologies Corp.,
                  Class A (a)                         6,013,504
                                                ---------------
                                                     10,139,413
                                                ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 2.0%
       31,191  Carlisle Cos., Inc.                    3,360,206
       11,764  Roper Technologies, Inc.               3,332,271
                                                ---------------
                                                      6,692,477
                                                ---------------
               IT SERVICES -- 4.3%
        7,413  Accenture PLC, Class A                 1,138,266
       15,941  Automatic Data Processing, Inc.        2,229,189
      122,382  Booz Allen Hamilton Holding
                  Corp.                               6,012,628
      294,944  Conduent, Inc. (a)                     3,760,536
       38,722  Genpact Ltd.                           1,155,077
                                                ---------------
                                                     14,295,696
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.1%
        3,696  Mettler-Toledo International,
                  Inc. (a)                            2,358,639
        5,536  Waters Corp. (a)                       1,280,034
                                                ---------------
                                                      3,638,673
                                                ---------------
               MACHINERY -- 19.3%
       37,544  AGCO Corp.                             2,410,325
      125,613  Allison Transmission Holdings,
                  Inc.                                6,113,585
       24,673  Caterpillar, Inc.                      3,285,457
       31,280  Cummins, Inc.                          4,601,601
       36,977  Deere & Co.                            6,064,228
       24,085  Donaldson Co., Inc.                    1,138,739
       29,461  Dover Corp.                            2,587,560
      153,313  Gardner Denver Holdings,
                  Inc. (a)                            3,782,232
       24,971  Graco, Inc.                            1,081,993
       21,650  ITT, Inc.                              1,137,924
       26,510  Lincoln Electric Holdings, Inc.        2,291,524
       10,173  Middleby (The) Corp. (a)               1,196,548
        8,757  Nordson Corp.                          1,135,258
       68,182  Oshkosh Corp.                          5,117,059
       73,160  PACCAR, Inc.                           4,793,443
        7,008  Parker-Hannifin Corp.                  1,154,988
       27,663  Pentair PLC                            1,139,439


Page 36                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       21,580  Snap-on, Inc.                    $     3,582,064
        8,728  Stanley Black & Decker, Inc.           1,103,568
       37,905  Terex Corp.                            1,164,063
       18,702  Toro (The) Co.                         1,112,769
      267,882  Trinity Industries, Inc.               6,263,081
       31,327  Xylem, Inc.                            2,232,362
                                                ---------------
                                                     64,489,810
                                                ---------------
               MARINE -- 1.4%
       62,058  Kirby Corp. (a)                        4,648,765
                                                ---------------
               PROFESSIONAL SERVICES -- 3.7%
       85,120  ManpowerGroup, Inc.                    6,727,033
       36,541  Robert Half International, Inc.        2,354,337
       28,754  Verisk Analytics, Inc. (a)             3,376,007
                                                ---------------
                                                     12,457,377
                                                ---------------
               ROAD & RAIL -- 14.7%
       67,285  CSX Corp.                              4,420,624
       74,516  Genesee & Wyoming, Inc.,
                  Class A (a)                         5,850,996
       43,797  Kansas City Southern                   4,631,533
      220,013  Knight-Swift Transportation
                  Holdings, Inc.                      6,985,413
       32,772  Landstar System, Inc.                  3,328,980
       36,884  Norfolk Southern Corp.                 6,186,922
      114,551  Ryder System, Inc.                     6,633,648
      295,432  Schneider National, Inc.,
                  Class B                             6,274,976
       30,241  Union Pacific Corp.                    4,810,436
                                                ---------------
                                                     49,123,528
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
      105,779  Xerox Corp.                            2,984,026
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 6.1%
      182,580  Air Lease Corp.                        6,927,085
       83,563  HD Supply Holdings, Inc. (a)           3,504,632
       40,760  MSC Industrial Direct Co.,
                  Inc., Class A                       3,403,053
        7,403  W.W. Grainger, Inc.                    2,186,772
       87,089  WESCO International, Inc. (a)          4,563,464
                                                ---------------
                                                     20,585,006
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 1.9%
      150,868  Macquarie Infrastructure Corp.         6,512,971
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         334,326,184
               (Cost $357,082,114)              ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
      341,505  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                 $       341,505
      482,475  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                     482,475
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                               823,980
               (Cost $823,980)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$   1,557,191  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due
                  02/01/19, with a maturity
                  value of $1,557,302.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.25%, due 11/15/27. The
                  value of the collateral
                  including accrued interest
                  is $1,596,077. (d)                  1,557,191
    1,931,264  JPMorgan Chase & Co.,
                  2.50% (c), dated 01/31/19,
                  due 02/01/19, with a
                  maturity value of
                  $1,931,399. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.375%, due
                  01/31/23. The value of the
                  collateral including accrued
                  interest is $1,969,890. (d)         1,931,264
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.0%                             3,488,455
               (Cost $3,488,455)                ---------------

               TOTAL INVESTMENTS -- 101.3%          338,638,619
               (Cost $361,394,549) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.3)%              (4,310,197)
                                                ---------------
               NET ASSETS -- 100.0%             $   334,328,422
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,787,987 and the total value of the collateral held by the Fund is $3,829,960.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,426,229 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,182,159. The net unrealized depreciation was $22,755,930.


                        See Notes to Financial Statements                Page 37

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  334,326,184   $          --   $         --
Money Market
   Funds                  823,980              --             --
Repurchase
   Agreements                  --       3,488,455             --
                   ---------------------------------------------
Total Investments  $  335,150,164   $   3,488,455   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     3,787,987
Non-cash Collateral(2)                               (3,787,987)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     3,488,455
Non-cash Collateral(4)                               (3,488,455)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 38                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.4%
       29,541  Hexcel Corp.                     $     2,000,221
                                                ---------------
               BUILDING PRODUCTS -- 5.4%
       11,609  Lennox International, Inc.             2,661,712
       28,966  Masco Corp.                              938,788
       77,031  Owens Corning                          4,035,654
                                                ---------------
                                                      7,636,154
                                                ---------------
               CHEMICALS -- 36.5%
        5,292  Air Products & Chemicals, Inc.           869,952
       10,989  Albemarle Corp.                          887,142
       11,936  Ashland Global Holdings, Inc.            905,942
       28,241  Celanese Corp.                         2,704,358
       38,931  CF Industries Holdings, Inc.           1,699,338
       15,837  DowDuPont, Inc.                          852,189
       46,338  Eastman Chemical Co.                   3,735,770
       17,244  Ecolab, Inc.                           2,727,483
       11,451  FMC Corp.                                913,790
      219,531  Huntsman Corp.                         4,823,096
       12,616  International Flavors &
                  Fragrances, Inc.                    1,788,696
       10,856  Linde PLC                              1,769,637
       50,923  LyondellBasell Industries N.V.,
                  Class A                             4,428,773
       28,995  Mosaic (The) Co.                         935,959
        8,221  NewMarket Corp.                        3,297,361
      210,579  Olin Corp.                             4,971,770
       16,570  PPG Industries, Inc.                   1,747,141
       57,635  RPM International, Inc.                3,294,417
        6,458  Sherwin-Williams (The) Co.             2,722,176
       26,096  WR Grace & Co.                         1,853,077
       63,998  Westlake Chemical Corp.                4,729,452
                                                ---------------
                                                     51,657,519
                                                ---------------
               CONSTRUCTION MATERIALS -- 5.9%
       55,510  Eagle Materials, Inc.                  3,941,210
       14,784  Martin Marietta Materials, Inc.        2,612,037
       17,145  Vulcan Materials Co.                   1,742,789
                                                ---------------
                                                      8,296,036
                                                ---------------
               CONTAINERS & PACKAGING
                  -- 17.6%
       71,277  Berry Global Group, Inc. (a)           3,510,392
       61,122  Crown Holdings, Inc. (a)               3,117,222
      318,402  Graphic Packaging Holding Co.          3,843,112
       83,940  International Paper Co.                3,981,274
       98,254  Owens-Illinois, Inc.                   1,971,958
      107,572  Silgan Holdings, Inc.                  2,971,138
       15,941  Sonoco Products Co.                      917,883
      112,149  WestRock Co.                           4,565,586
                                                ---------------
                                                     24,878,565
                                                ---------------
               ELECTRICAL EQUIPMENT -- 4.0%
       22,104  Acuity Brands, Inc.                    2,672,595
      222,102  GrafTech International Ltd.            2,933,967
                                                ---------------
                                                      5,606,562
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY -- 5.4%
       37,135  Ingersoll-Rand PLC               $     3,714,985
       90,777  Timken (The) Co.                       3,866,193
                                                ---------------
                                                      7,581,178
                                                ---------------
               METALS & MINING -- 19.6%
       63,728  Alcoa Corp. (a)                        1,891,447
      410,742  Freeport-McMoRan, Inc.                 4,781,037
       81,736  Nucor Corp.                            5,005,513
       59,502  Reliance Steel & Aluminum Co.          4,872,024
        9,888  Royal Gold, Inc.                         863,914
      140,970  Steel Dynamics, Inc.                   5,158,092
      232,168  United States Steel Corp.              5,233,067
                                                ---------------
                                                     27,805,094
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 4.1%
       48,592  Fastenal Co.                           2,937,872
       95,485  Univar, Inc. (a)                       1,988,953
        6,087  Watsco, Inc.                             897,711
                                                ---------------
                                                      5,824,536
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          141,285,865
               (Cost $159,921,045)              ---------------

               MONEY MARKET FUNDS -- 0.2%
      225,808  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (b)                     225,808
               (Cost $225,808)                  ---------------

               TOTAL INVESTMENTS -- 100.1%          141,511,673
               (Cost $160,146,853) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                 (75,429)
                                                ---------------
               NET ASSETS -- 100.0%             $   141,436,244
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,810,862 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,446,042. The net unrealized depreciation was $18,635,180.


                        See Notes to Financial Statements                Page 39

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  141,285,865   $          --   $         --
Money Market
   Funds                  225,808              --             --
                   ---------------------------------------------
Total Investments  $  141,511,673   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 40                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.3%
       43,146  Harris Corp.                     $     6,609,104
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 7.5%
       27,573  Arista Networks, Inc. (a)              5,922,129
      401,197  ARRIS International PLC (a)           12,593,574
    1,122,447  CommScope Holding Co.,
                  Inc. (a)                           23,470,367
      835,008  EchoStar Corp., Class A (a)           34,218,628
       35,855  F5 Networks, Inc. (a)                  5,770,862
      213,223  Motorola Solutions, Inc.              24,927,901
      308,435  Ubiquiti Networks, Inc. (b)           33,375,751
                                                ---------------
                                                    140,279,212
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 6.0%
      151,378  Amphenol Corp., Class A               13,309,154
      355,754  Arrow Electronics, Inc. (a)           27,019,516
      378,303  CDW Corp.                             31,501,291
      232,043  Coherent, Inc. (a)                    27,427,482
      494,740  Jabil, Inc.                           13,184,821
                                                ---------------
                                                    112,442,264
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 5.0%
       11,737  Alphabet, Inc., Class A (a)           13,214,571
      167,513  IAC/InterActiveCorp (a)               35,392,147
      573,514  Match Group, Inc.                     30,677,264
      426,743  Twitter, Inc. (a)                     14,321,495
                                                ---------------
                                                     93,605,477
                                                ---------------
               IT SERVICES -- 14.7%
       95,114  Akamai Technologies, Inc. (a)          6,191,921
      209,365  Amdocs Ltd.                           11,699,316
      128,929  Black Knight, Inc. (a)                 6,342,018
      193,204  Cognizant Technology Solutions
                  Corp., Class A                     13,462,455
      576,669  DXC Technology Co.                    36,976,016
      211,440  EPAM Systems, Inc. (a)                29,914,531
      143,905  Gartner, Inc. (a)                     19,555,250
      280,355  GoDaddy, Inc., Class A (a)            19,240,764
       51,109  International Business Machines
                  Corp.                               6,870,072
      348,955  Leidos Holdings, Inc.                 20,239,390
      480,587  Okta, Inc. (a)                        39,614,786
      566,757  Sabre Corp.                           13,024,076
      343,353  Twilio, Inc., Class A (a)             38,222,056
       82,707  VeriSign, Inc. (a)                    13,999,814
                                                ---------------
                                                    275,352,465
                                                ---------------
               PROFESSIONAL SERVICES -- 0.3%
      121,108  IHS Markit Ltd. (a)                    6,287,927
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 20.0%
    1,328,776  Advanced Micro Devices,
                  Inc. (a)                           32,435,422
      214,342  Analog Devices, Inc.                  21,189,850
      177,445  Applied Materials, Inc.                6,934,551


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       96,465  Broadcom, Inc.                   $    25,876,736
      456,725  Cypress Semiconductor Corp.            6,334,776
      522,676  Intel Corp.                           24,628,493
      137,050  KLA-Tencor Corp.                      14,605,419
       90,068  Lam Research Corp.                    15,273,731
      757,541  Marvell Technology Group Ltd.         14,037,235
      241,191  Maxim Integrated Products, Inc.       13,089,436
      170,531  Microchip Technology, Inc.            13,705,576
      966,325  Micron Technology, Inc. (a)           36,932,942
      158,253  Monolithic Power Systems, Inc.        20,028,500
      418,415  NXP Semiconductors N.V.               36,414,657
      351,881  ON Semiconductor Corp. (a)             7,051,695
       95,662  Qorvo, Inc. (a)                        6,252,468
      365,999  Skyworks Solutions, Inc.              26,732,567
      185,135  Teradyne, Inc.                         6,663,009
       61,477  Texas Instruments, Inc.                6,189,504
      360,004  Xilinx, Inc.                          40,298,848
                                                ---------------
                                                    374,675,415
                                                ---------------
               SOFTWARE -- 38.8%
       81,316  Adobe, Inc. (a)                       20,151,731
      344,588  Atlassian Corp. PLC,
                  Class A (a)                        33,907,459
      143,044  Autodesk, Inc. (a)                    21,056,077
      423,112  Cadence Design Systems,
                  Inc. (a)                           20,322,069
      179,552  Citrix Systems, Inc.                  18,411,262
    1,513,214  FireEye, Inc. (a)                     26,753,623
      261,208  Fortinet, Inc. (a)                    20,000,697
      152,868  Guidewire Software, Inc. (a)          13,250,598
       93,456  Intuit, Inc.                          20,169,674
      225,536  LogMeIn, Inc.                         20,979,359
      241,500  Microsoft Corp.                       25,219,845
      589,785  Nutanix, Inc., Class A (a)            30,214,685
      128,671  Oracle Corp.                           6,463,144
       97,674  Palo Alto Networks, Inc. (a)          20,982,329
      200,321  Paycom Software, Inc. (a)             29,695,585
       69,318  Proofpoint, Inc. (a)                   7,061,425
       70,079  PTC, Inc. (a)                          5,941,998
      254,505  RealPage, Inc. (a)                    14,193,744
      174,570  Red Hat, Inc. (a)                     31,045,529
      371,925  RingCentral, Inc., Class A (a)        34,380,747
      179,084  salesforce.com, Inc. (a)              27,215,395
      172,207  ServiceNow, Inc. (a)                  37,888,984
      233,946  Splunk, Inc. (a)                      29,205,819
      407,824  SS&C Technologies Holdings,
                  Inc.                               20,998,858
    1,298,185  Symantec Corp.                        27,287,849
      218,386  Synopsys, Inc. (a)                    20,386,333
      255,512  Tableau Software, Inc.,
                  Class A (a)                        32,664,654
      479,586  Teradata Corp. (a)                    21,284,027
       50,086  Ultimate Software Group (The),
                  Inc. (a)                           13,676,984
       89,437  VMware, Inc., Class A                 13,511,248
      192,018  Workday, Inc., Class A (a)            34,857,027
      420,237  Zendesk, Inc. (a)                     28,378,605
                                                ---------------
                                                    727,557,363
                                                ---------------


                        See Notes to Financial Statements                Page 41

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 7.2%
       36,830  Apple, Inc.                      $     6,129,985
      627,409  Dell Technologies, Inc.,
                  Class C (a)                        30,485,803
    2,321,082  Hewlett Packard Enterprise Co.        36,185,669
      899,164  HP, Inc.                              19,808,583
       97,362  NetApp, Inc.                           6,208,775
      361,290  Pure Storage, Inc., Class A (a)        6,470,704
      663,489  Western Digital Corp.                 29,850,370
                                                ---------------
                                                    135,139,889
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        1,871,949,116
               (Cost $1,695,997,046)            ---------------

               MONEY MARKET FUNDS -- 0.1%
    2,256,365  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                       2,256,365
       32,269  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                      32,269
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.1%                             2,288,634
               (Cost $2,288,634)                ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.3%
$  10,288,566  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due
                  02/01/19, with a maturity
                  value of $10,289,304.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.25%, due 11/15/27. The
                  value of the collateral
                  including accrued interest
                  is $10,545,493. (d)                10,288,566
   12,760,122  JPMorgan Chase & Co.,
                  2.50% (c), dated 01/31/19,
                  due 02/01/19, with a
                  maturity value of
                  $12,761,008. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.375%,
                  due 01/31/23. The value of
                  the collateral including
                  accrued interest is
                  $13,015,324. (d)                   12,760,122
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.3%                            23,048,688
               (Cost $23,048,688)               ---------------

               TOTAL INVESTMENTS -- 101.2%        1,897,286,438
               (Cost $1,721,334,368) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%             (22,021,883)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,875,264,555
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $24,870,337 and the total value of the collateral held by the Fund is $25,305,053.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $221,445,535 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $45,493,465. The net unrealized appreciation was $175,952,070.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $1,871,949,116   $          --   $         --
Money Market
   Funds                2,288,634              --             --
Repurchase
   Agreements                  --      23,048,688             --
                   ---------------------------------------------
Total Investments  $1,874,237,750   $  23,048,688   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 42                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    24,870,337
Non-cash Collateral(2)                              (24,870,337)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $    23,048,688
Non-cash Collateral(4)                              (23,048,688)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 43

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 97.6%
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 15.2%
      749,047  AT&T, Inc.                       $    22,516,353
    1,133,185  CenturyLink, Inc.                     17,360,394
      380,251  Verizon Communications, Inc.          20,936,620
                                                ---------------
                                                     60,813,367
                                                ---------------
               ELECTRIC UTILITIES -- 36.5%
      173,481  Alliant Energy Corp.                   7,714,700
       98,069  American Electric Power Co.,
                  Inc.                                7,759,219
       73,162  Avangrid, Inc.                         3,648,589
      127,395  Duke Energy Corp.                     11,182,733
      129,108  Edison International                   7,355,283
       42,578  Entergy Corp.                          3,797,532
       64,556  Evergy, Inc.                           3,700,350
       56,346  Eversource Energy                      3,910,976
      325,034  Exelon Corp.                          15,523,624
      100,077  Hawaiian Electric Industries,
                  Inc.                                3,721,864
       84,334  NextEra Energy, Inc.                  15,094,099
      374,052  OGE Energy Corp.                      15,317,429
      617,222  PG&E Corp. (a)                         8,023,886
      129,040  Pinnacle West Capital Corp.           11,371,005
      388,078  PPL Corp.                             12,154,603
      166,884  Southern (The) Co.                     8,110,562
      148,761  Xcel Energy, Inc.                      7,789,126
                                                ---------------
                                                    146,175,580
                                                ---------------
               GAS UTILITIES -- 9.0%
       79,050  Atmos Energy Corp.                     7,717,652
      286,421  National Fuel Gas Co.                 16,411,923
      206,079  UGI Corp.                             11,752,685
                                                ---------------
                                                     35,882,260
                                                ---------------
               MULTI-UTILITIES -- 20.3%
       56,184  Ameren Corp.                           3,895,799
      519,272  CenterPoint Energy, Inc.              16,055,890
      143,790  Consolidated Edison, Inc.             11,165,293
       51,286  Dominion Energy, Inc.                  3,602,329
       99,675  DTE Energy Co.                        11,736,731
      461,167  MDU Resources Group, Inc.             11,856,604
      281,634  Public Service Enterprise
                  Group, Inc.                        15,363,135
      105,828  WEC Energy Group, Inc.                 7,728,619
                                                ---------------
                                                     81,404,400
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 16.6%
    3,673,157  Sprint Corp. (a)                      22,920,500
      656,970  Telephone & Data Systems, Inc.        23,795,453
      280,479  T-Mobile US, Inc. (a)                 19,526,948
                                                ---------------
                                                     66,242,901
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 97.6%                          390,518,508
               (Cost $386,024,432)              ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 2.3%
    9,422,428  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (b)             $     9,422,428
               (Cost $9,422,428)                ---------------

               TOTAL INVESTMENTS -- 99.9%           399,940,936
               (Cost $395,446,860) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                   362,916
                                                ---------------
               NET ASSETS -- 100.0%             $   400,303,852
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,945,658 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,451,582. The net unrealized appreciation was $4,494,076.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  390,518,508   $          --   $         --
Money Market
   Funds                9,422,428              --             --
                   ---------------------------------------------
Total Investments  $  399,940,936   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.



Page 44                 See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2019 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value..............................................    $  303,745,074        $  335,136,909        $  213,006,822
Cash  .............................................................                --                    --                    --
Receivables:
      Investment securities sold...................................                --                    --            10,649,434
      Capital shares sold..........................................                --                    --                    --
      Dividends....................................................           145,285               327,653                84,288
      Securities lending income....................................                92                    --                   631
Prepaid expenses...................................................             3,109                 2,448                 3,343
                                                                       --------------        --------------        --------------
      Total Assets.................................................       303,893,560           335,467,010           223,744,518
                                                                       --------------        --------------        --------------
LIABILITIES:
Payables:
      Capital shares redeemed......................................                --                    --            10,651,773
      Investment securities purchased..............................                --                    --                    --
      Collateral for securities on loan............................                --                    --             2,345,158
      Investment advisory fees.....................................           129,302               135,654                95,446
      Licensing fees...............................................            89,085                81,606                86,060
      Shareholder reporting fees...................................            18,782                16,533                22,695
      Audit and tax fees...........................................            14,481                14,481                14,481
      Trustees' fees...............................................               621                   621                   606
Other liabilities..................................................            71,818                67,059                67,726
                                                                       --------------        --------------        --------------
      Total Liabilities............................................           324,089               315,954            13,283,945
                                                                       --------------        --------------        --------------
NET ASSETS.........................................................    $  303,569,471        $  335,151,056        $  210,460,573
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital....................................................    $  713,973,089        $  589,424,329        $  630,212,691
Par value..........................................................            74,500                74,500               159,500
Accumulated distributable earnings (loss)..........................      (410,478,118)         (254,347,773)         (419,911,618)
                                                                       --------------        --------------        --------------
NET ASSETS.........................................................    $  303,569,471        $  335,151,056        $  210,460,573
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share.........................................    $        40.75        $        44.99        $        13.20
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..........................         7,450,002             7,450,002            15,950,002
                                                                       ==============        ==============        ==============
Investments, at cost...............................................    $  304,447,849        $  352,128,219        $  269,688,814
                                                                       ==============        ==============        ==============
Securities on loan, at value.......................................    $           --        $           --        $    2,277,359
                                                                       ==============        ==============        ==============


Page 46                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $  980,828,847        $2,055,226,521        $  338,638,619        $  141,511,673        $1,897,286,438        $  399,940,936
                 --                    --                 4,073                    --                    --                    --

                 --                    --             3,815,886                    --                    --             2,652,855
          4,471,064             7,405,994                    --                    --            11,733,663                    --
          1,143,009               668,837                95,151               103,855                25,993               788,796
              3,035                 4,006                 2,243                    --             4,921,006                    --
              8,532                 9,434                12,604                 1,867                14,279                 3,189
     --------------        --------------        --------------        --------------        --------------        --------------
        986,454,487         2,063,314,792           342,568,576           141,617,395         1,913,981,379           403,385,776
     --------------        --------------        --------------        --------------        --------------        --------------


                 --                    --             3,815,793                    --                    --             2,719,766
          7,460,872             7,396,421                    --                    --            11,710,507                    --
         10,917,076                    --             3,829,960                    --            25,305,053                    --
            391,241               840,188               140,597                57,338               745,489               166,765
            262,421               363,639               272,335                53,064               472,926                80,246
             49,100                39,319                43,894                15,624                57,921                18,910
             14,481                14,481                14,481                14,481                14,481                14,481
                699                   951                   576                   588                   812                   629
            208,901               332,213               122,518                40,056               409,635                81,127
     --------------        --------------        --------------        --------------        --------------        --------------
         19,304,791             8,987,212             8,240,154               181,151            38,716,824             3,081,924
     --------------        --------------        --------------        --------------        --------------        --------------
     $  967,149,696        $2,054,327,580        $  334,328,422        $  141,436,244        $1,875,264,555        $  400,303,852
     ==============        ==============        ==============        ==============        ==============        ==============

     $1,045,583,237        $2,549,628,060        $  503,582,358        $  291,631,924        $1,854,511,983        $  508,845,034
            324,000               275,000                87,500                38,000               317,550               144,500
        (78,757,541)         (495,575,480)         (169,341,436)         (150,233,680)           20,435,022          (108,685,682)
     --------------        --------------        --------------        --------------        --------------        --------------
     $  967,149,696        $2,054,327,580        $  334,328,422        $  141,436,244        $1,875,264,555        $  400,303,852
     ==============        ==============        ==============        ==============        ==============        ==============
     $        29.85        $        74.70        $        38.21        $        37.22        $        59.05        $        27.70
     ==============        ==============        ==============        ==============        ==============        ==============

         32,400,002            27,500,002             8,750,002             3,800,002            31,755,000            14,450,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $  967,216,430        $1,995,968,971        $  361,394,549        $  160,146,853        $1,721,334,368        $  395,446,860
     ==============        ==============        ==============        ==============        ==============        ==============
     $   10,831,641        $           --        $    3,787,987        $           --        $   24,870,337        $           --
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends..........................................................    $    2,797,686        $    3,492,431        $    3,595,261
Securities lending income (net of fees)............................            11,070                    23                11,078
Foreign withholding tax............................................            (2,623)                   --                    --
                                                                       --------------        --------------        --------------
      Total investment income......................................         2,806,133             3,492,454             3,606,339
                                                                       --------------        --------------        --------------
EXPENSES:
Investment advisory fees...........................................           940,373               864,217               899,057
Accounting and administration fees.................................            94,846                87,070                90,551
Licensing fees.....................................................            75,231                69,138                71,925
Custodian fees.....................................................            28,581                29,068                30,980
Shareholder reporting fees.........................................            20,500                20,711                35,638
Transfer agent fees................................................             9,405                 8,643                 8,992
Legal fees.........................................................             6,616                 6,371                 7,631
Listing fees.......................................................             4,033                 4,033                 4,033
Audit and tax fees.................................................             3,963                 3,963                 3,963
Trustees' fees and expenses........................................             3,595                 3,591                 3,594
Registration and filing fees.......................................                25                    25                    25
Other expenses.....................................................             6,668                 7,011                 7,243
                                                                       --------------        --------------        --------------
      Total expenses...............................................         1,193,836             1,103,841             1,163,632
                                                                       --------------        --------------        --------------
NET INVESTMENT INCOME (LOSS).......................................         1,612,297             2,388,613             2,442,707
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments..................................................       (10,179,343)          (15,657,592)          (14,150,289)
      In-kind redemptions..........................................        11,145,661             6,861,506            (2,512,865)
                                                                       --------------        --------------        --------------
Net realized gain (loss)...........................................           966,318            (8,796,086)          (16,663,154)
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
   investments.....................................................       (22,321,993)              (22,325)          (85,931,436)
                                                                       --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................       (21,355,675)           (8,818,411)         (102,594,590)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.................................................    $  (19,743,378)       $   (6,429,798)       $ (100,151,883)
                                                                       ==============        ==============        ==============


Page 48                  See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $   14,474,171        $    3,962,786        $    7,926,479        $    2,021,007        $    8,939,441        $    3,290,072
             18,080                 4,032                26,223                    --             5,528,370                   312
             (4,151)                   --                    --                    --                (9,669)                   --
     --------------        --------------        --------------        --------------        --------------        --------------
         14,488,100             3,966,818             7,952,702             2,021,007            14,458,142             3,290,384
     --------------        --------------        --------------        --------------        --------------        --------------

          2,755,457             4,103,176             2,751,390               533,372             5,041,973               878,432
            270,710               379,426               259,428                54,033               454,500                88,473
            220,439               328,258               220,114                42,670               403,362                70,275
             88,667               104,572                91,138                20,533               125,037                31,592
             55,466                46,060                44,101                15,457                72,489                24,985
             26,100                33,128                23,391                 5,334                37,811                 8,785
             20,859                33,181                20,023                 3,571                39,858                 6,501
              5,294                 4,033                 5,294                 4,033                 5,294                 4,033
              3,963                 3,963                 3,963                 3,963                 3,963                 3,963
              3,957                 4,591                 3,716                 3,491                 4,453                 3,610
                 25                    50                    50                    25                    25                    51
             13,551                13,877                17,906                 3,850                17,940                 9,385
     --------------        --------------        --------------        --------------        --------------        --------------
          3,464,488             5,054,315             3,440,514               690,332             6,206,705             1,130,085
     --------------        --------------        --------------        --------------        --------------        --------------
         11,023,612            (1,087,497)            4,512,188             1,330,675             8,251,437             2,160,299
     --------------        --------------        --------------        --------------        --------------        --------------



        (13,267,462)          (71,780,048)          (33,474,978)           (2,146,554)         (105,754,674)           (5,863,539)
         25,303,402            70,470,817            52,031,450            (3,000,733)          116,588,933             9,583,404
     --------------        --------------        --------------        --------------        --------------        --------------
         12,035,940            (1,309,231)           18,556,472            (5,147,287)           10,834,259             3,719,865
     --------------        --------------        --------------        --------------        --------------        --------------

        (92,560,086)         (112,661,906)         (165,711,457)          (36,763,795)           42,233,172            12,195,125
     --------------        --------------        --------------        --------------        --------------        --------------
        (80,524,146)         (113,971,137)         (147,154,985)          (41,911,082)           53,067,431            15,914,990
     --------------        --------------        --------------        --------------        --------------        --------------

     $  (69,500,534)       $ (115,058,634)       $ (142,642,797)       $  (40,580,407)       $   61,318,868        $   18,075,289
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2019         Year Ended        1/31/2019         Year Ended
                                                                (Unaudited)        7/31/2018        (Unaudited)        7/31/2018
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)................................   $    1,612,297    $    4,665,380    $    2,388,613    $    7,775,129
Net realized gain (loss)....................................          966,318        38,976,580        (8,796,086)       (2,346,535)
Net change in unrealized appreciation (depreciation)........      (22,321,993)       12,181,662           (22,325)       (4,372,240)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations..........................................      (19,743,378)       55,823,622        (6,429,798)        1,056,354
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................       (1,937,531)                         (5,538,682)
                                                               --------------                      --------------
Net investment income.......................................                         (4,531,050)                         (4,589,886)
                                                                                 --------------                      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................       44,516,187       217,704,196        67,013,628        89,018,129
Cost of shares redeemed.....................................     (128,608,441)     (266,850,762)      (89,537,380)     (177,217,120)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................      (84,092,254)      (49,146,566)      (22,523,752)      (88,198,991)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.....................     (105,773,163)        2,146,006       (34,492,232)      (91,732,523)

NET ASSETS:
Beginning of period.........................................      409,342,634       407,196,628       369,643,288       461,375,811
                                                               --------------    --------------    --------------    --------------
End of period...............................................   $  303,569,471    $  409,342,634    $  335,151,056    $  369,643,288
                                                               ==============    ==============    ==============    ==============
Accumulated net investment income (loss)
   at end of period.........................................                     $      407,977                      $    3,418,985
                                                                                 ==============                      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................        9,650,002        10,850,002         7,950,002         9,850,002
Shares sold.................................................        1,050,000         5,500,000         1,450,000         1,900,000
Shares redeemed.............................................       (3,250,000)       (6,700,000)       (1,950,000)       (3,800,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period...........................        7,450,002         9,650,002         7,450,002         7,950,002
                                                               ==============    ==============    ==============    ==============


Page 50                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended                        Six Months Ended
   1/31/2019         Year Ended            1/31/2019         Year Ended            1/31/2019         Year Ended
  (Unaudited)        7/31/2018            (Unaudited)        7/31/2018            (Unaudited)        7/31/2018
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    2,442,707    $    1,784,404        $   11,023,612    $   23,459,877        $   (1,087,497)   $     (295,408)
    (16,663,154)       (6,701,737)           12,035,940       122,632,791            (1,309,231)       91,131,071
    (85,931,436)       59,182,168           (92,560,086)      (23,300,665)         (112,661,906)       48,168,654
 --------------    --------------        --------------    --------------        --------------    --------------

   (100,151,883)       54,264,835           (69,500,534)      122,792,003          (115,058,634)      139,004,317
 --------------    --------------        --------------    --------------        --------------    --------------


     (2,435,300)                            (15,207,151)                                     --
 --------------                          --------------                          --------------
                       (2,590,690)                            (21,806,216)                                     --
                   --------------                          --------------                          --------------


    146,400,138       243,140,883            23,810,744       662,405,279         1,545,438,712       275,096,318
   (271,125,217)     (106,337,998)         (224,863,001)     (631,715,109)         (439,797,276)     (417,737,507)
 --------------    --------------        --------------    --------------        --------------    --------------

   (124,725,079)      136,802,885          (201,052,257)       30,690,170         1,105,641,436      (142,641,189)
 --------------    --------------        --------------    --------------        --------------    --------------
   (227,312,262)      188,477,030          (285,759,942)      131,675,957           990,582,802        (3,636,872)


    437,772,835       249,295,805         1,252,909,638     1,121,233,681         1,063,744,778     1,067,381,650
 --------------    --------------        --------------    --------------        --------------    --------------
 $  210,460,573    $  437,772,835        $  967,149,696    $1,252,909,638        $2,054,327,580    $1,063,744,778
 ==============    ==============        ==============    ==============        ==============    ==============

                   $           --                          $    2,591,144                          $      (37,822)
                   ==============                          ==============                          ==============


     25,600,002        18,250,002            39,100,002        38,150,002            13,850,002        15,950,002
      9,600,000        14,950,000               800,000        21,450,000            19,850,000         3,950,000
    (19,250,000)       (7,600,000)           (7,500,000)      (20,500,000)           (6,200,000)       (6,050,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     15,950,002        25,600,002            32,400,002        39,100,002            27,500,002        13,850,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2019         Year Ended        1/31/2019         Year Ended
                                                                (Unaudited)        7/31/2018        (Unaudited)        7/31/2018
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)................................   $    4,512,188    $   11,127,343    $    1,330,675    $    3,111,370
Net realized gain (loss)....................................       18,556,472       169,020,704        (5,147,287)       24,250,432
Net change in unrealized appreciation (depreciation)........     (165,711,457)       67,890,805       (36,763,795)        5,229,986
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations..........................................     (142,642,797)      248,038,852       (40,580,407)       32,591,788
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................       (4,745,501)                         (1,537,035)
                                                               --------------                      --------------
Net investment income.......................................                        (11,199,166)                         (3,162,041)
                                                                                 --------------                      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................      635,765,183     1,234,023,624        12,778,525       280,033,282
Cost of shares redeemed.....................................   (1,733,141,714)   (1,336,139,067)     (143,251,070)     (256,162,451)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................   (1,097,376,531)     (102,115,443)     (130,472,545)       23,870,831
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.....................   (1,244,764,829)      134,724,243      (172,589,987)       53,300,578

NET ASSETS:
Beginning of period.........................................    1,579,093,251     1,444,369,008       314,026,231       260,725,653
                                                               --------------    --------------    --------------    --------------
End of period...............................................   $  334,328,422    $1,579,093,251    $  141,436,244    $  314,026,231
                                                               ==============    ==============    ==============    ==============
Accumulated net investment income (loss)
   at end of period.........................................                     $           --                      $      232,589
                                                                                 ==============                      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................       38,250,002        40,850,002         7,250,002         6,750,002
Shares sold.................................................       15,600,000        31,400,000           300,000         6,600,000
Shares redeemed.............................................      (45,100,000)      (34,000,000)       (3,750,000)       (6,100,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period...........................        8,750,002        38,250,002         3,800,002         7,250,002
                                                               ==============    ==============    ==============    ==============


Page 52                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended
   1/31/2019         Year Ended            1/31/2019         Year Ended
  (Unaudited)        7/31/2018            (Unaudited)        7/31/2018
----------------  ----------------      ----------------  ----------------


 $    8,251,437    $    2,484,348        $    2,160,299    $   15,009,787
     10,834,259       184,838,724             3,719,865        53,774,587
     42,233,172        57,513,718            12,195,125       (82,012,328)
 --------------    --------------        --------------    --------------

     61,318,868       244,836,790            18,075,289       (13,227,954)
 --------------    --------------        --------------    --------------


     (4,278,950)                             (4,441,991)
 --------------                          --------------
                       (2,688,800)                            (16,157,772)
                   --------------                          --------------


    463,377,119     2,013,289,240           183,988,627       461,544,643
   (641,353,205)     (866,337,102)         (105,858,287)   (1,473,950,260)
 --------------    --------------        --------------    --------------

   (177,976,086)    1,146,952,138            78,130,340    (1,012,405,617)
 --------------    --------------        --------------    --------------
   (120,936,168)    1,389,100,128            91,763,638    (1,041,791,343)


  1,996,200,723       607,100,595           308,540,214     1,350,331,557
 --------------    --------------        --------------    --------------
 $1,875,264,555    $1,996,200,723         $ 400,303,852    $  308,540,214
 ==============    ==============        ==============    ==============

                   $       30,524                          $           --
                   ==============                          ==============


     35,305,000        13,455,000            11,700,002        48,850,002
      7,600,000        37,700,000             6,600,000        17,200,000
    (11,150,000)      (15,850,000)           (3,850,000)      (54,350,000)
 --------------    --------------        --------------    --------------
     31,755,000        35,305,000            14,450,002        11,700,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    42.42      $    37.53   $    36.06   $    37.29   $    32.24   $    28.81
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.18            0.43         0.34         0.53         0.30         0.13
Net realized and unrealized gain (loss)            (1.64)           4.88         1.48        (1.43)        5.03         3.43
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (1.46)           5.31         1.82        (0.90)        5.33         3.56
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.21)          (0.42)       (0.35)       (0.33)       (0.28)       (0.13)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    40.75      $    42.42   $    37.53   $    36.06   $    37.29   $    32.24
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (3.41)%         14.17%        5.10%       (2.34)%      16.54%       12.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  303,569      $  409,343   $  407,197   $1,766,902   $2,559,671   $  943,060
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.64%        0.63%        0.61%        0.63%        0.70%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.64%        0.63%        0.61%        0.63%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.86% (b)       1.03%        0.79%        1.39%        0.91%        0.42%
Portfolio turnover rate (c)                           41%            101%          93%         103%         131%         100%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    46.50      $    46.84   $    49.06   $    45.69   $    37.71   $    33.22
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.33            1.00         0.56         0.76         0.72         0.51
Net realized and unrealized gain (loss)            (1.12)          (0.74)       (2.20)        3.38         7.95         4.51
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (0.79)           0.26        (1.64)        4.14         8.67         5.02
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.72)          (0.60)       (0.58)       (0.77)       (0.69)       (0.53)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    44.99      $    46.50   $    46.84   $    49.06   $    45.69   $    37.71
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (1.72)%          0.53%       (3.31)%       9.19%       23.09%       15.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  335,151      $  369,643   $  461,376   $2,558,300   $2,894,359   $1,059,728
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.64%        0.62%        0.61%        0.62%        0.69%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.64%        0.62%        0.61%        0.62%        0.69%
Ratio of net investment income (loss) to
   average net assets                               1.38% (b)       2.09%        0.94%        1.60%        1.75%        1.59%
Portfolio turnover rate (c)                           35%            107%         100%         102%          87%         100%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 54                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    17.10      $    13.66   $    14.54   $    16.93   $    28.07   $    22.62
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.11            0.12         0.14         0.22         0.40         0.27
Net realized and unrealized gain (loss)            (3.90)           3.47        (0.85)       (2.37)      (11.14)        5.43
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (3.79)           3.59        (0.71)       (2.15)      (10.74)        5.70
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.11)          (0.15)       (0.17)       (0.24)       (0.40)       (0.25)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    13.20      $    17.10   $    13.66   $    14.54   $    16.93   $    28.07
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                  (22.17)%         26.45%       (4.99)%     (12.67)%     (38.59)%      25.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  210,461      $  437,773   $  249,296   $1,458,077   $  346,292   $  813,925
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.65% (b)       0.63%        0.63%        0.62%        0.64%        0.70%
Ratio of net expenses to average net
   assets                                           0.65% (b)       0.63%        0.63%        0.62%        0.64%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.36% (b)       0.68%        1.03%        1.40%        1.68%        1.10%
Portfolio turnover rate (c)                           45%            108%          55%         112%          97%          72%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    32.04      $    29.39   $    24.09   $    24.43   $    21.64   $    19.79
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.32            0.62         0.44         0.39         0.30         0.33
Net realized and unrealized gain (loss)            (2.08)           2.61         5.30        (0.36)        2.79         1.83
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (1.76)           3.23         5.74         0.03         3.09         2.16
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.43)          (0.58)       (0.44)       (0.37)       (0.30)       (0.31)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    29.85      $    32.04   $    29.39   $    24.09   $    24.43   $    21.64
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (5.41)%         11.06%       24.00%        0.22%       14.39%       10.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  967,150      $1,252,910   $1,121,234   $  710,692   $1,074,976   $  904,448
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.63%        0.63%        0.64%        0.64%        0.69%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.63%        0.63%        0.64%        0.64%        0.69%
Ratio of net investment income (loss) to
   average net assets                               2.00% (b)       1.99%        1.72%        1.72%        1.59%        1.61%
Portfolio turnover rate (c)                           33%             70%          80%          75%          80%          55%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

                                           SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                              1/31/2019       ------------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016             2015         2014
                                           ----------------   ----------   ----------   ----------       ----------   ----------
Net asset value, beginning of period          $    76.80      $    66.92   $    61.55   $    69.63       $    53.13   $    42.58
                                              ----------      ----------   ----------   ----------       ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.04)          (0.02)       (0.03)        0.00 (a)(b)     (0.05)       (0.01)
Net realized and unrealized gain (loss)            (2.06)           9.90         5.40        (8.08)           16.55        10.56
                                              ----------      ----------   ----------   ----------       ----------   ----------
Total from investment operations                   (2.10)           9.88         5.37        (8.08)           16.50        10.55
                                              ----------      ----------   ----------   ----------       ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 --              --           --           --               --           --
                                              ----------      ----------   ----------   ----------       ----------   ----------
Net asset value, end of period                $    74.70      $    76.80   $    66.92   $    61.55       $    69.63   $    53.13
                                              ==========      ==========   ==========   ==========       ==========   ==========
TOTAL RETURN (c)                                   (2.73)%         14.76%        8.72%      (11.60)%          31.06%       24.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $2,054,328      $1,063,745   $1,067,382   $1,147,893       $4,233,585   $2,151,907
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (d)       0.63%        0.62%        0.61%            0.62%        0.67%
Ratio of net expenses to average net
   assets                                           0.62% (d)       0.63%        0.62%        0.61%            0.62%        0.67%
Ratio of net investment income (loss) to
   average net assets                              (0.13)% (d)     (0.03)%      (0.05)%       0.01%           (0.10)%      (0.01)%
Portfolio turnover rate (e)                           50%            107%         112%         118%             125%          81%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    41.28      $    35.36   $    28.94   $    29.46   $    29.27   $    24.11
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.23            0.28         0.17         0.24         0.13         0.24
Net realized and unrealized gain (loss)            (3.04)           5.92         6.42        (0.51)        0.26         5.16
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (2.81)           6.20         6.59        (0.27)        0.39         5.40
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.26)          (0.28)       (0.17)       (0.25)       (0.20)       (0.24)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    38.21      $    41.28   $    35.36   $    28.94   $    29.46   $    29.27
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                   (6.77)%         17.57%       22.81%       (0.82)%       1.30%       22.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  334,328      $1,579,093   $1,444,369   $  159,169   $  380,087   $  881,038
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (d)       0.62%        0.63%        0.66%        0.63%        0.69%
Ratio of net expenses to average net
   assets                                           0.63% (d)       0.62%        0.63%        0.66%        0.63%        0.69%
Ratio of net investment income (loss) to
   average net assets                               0.82% (d)       0.70%        0.53%        0.93%        0.55%        0.99%
Portfolio turnover rate (e)                           34%             91%         101%         103%         105%          95%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    43.31      $    38.63   $    34.32   $    30.68   $    32.55   $    27.93
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.26            0.40         0.48         0.41         0.47         0.35
Net realized and unrealized gain (loss)            (6.06)           4.69         4.30         3.65        (1.88)        4.60
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (5.80)           5.09         4.78         4.06        (1.41)        4.95
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.29)          (0.41)       (0.47)       (0.42)       (0.46)       (0.33)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    37.22      $    43.31   $    38.63   $    34.32   $    30.68   $    32.55
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                  (13.38)%         13.20%       14.01%       13.48%       (4.36)%      17.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  141,436      $  314,026   $  260,726   $  250,558   $  156,470   $  706,424
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.65% (b)       0.64%        0.65%        0.66%        0.64%        0.70%
Ratio of net expenses to average net
   assets                                           0.65% (b)       0.64%        0.65%        0.66%        0.64%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.25% (b)       0.92%        1.40%        1.26%        1.25%        1.16%
Portfolio turnover rate (c)                           31%             92%          84%         113%         104%          76%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    56.54      $    45.12   $    34.84   $    34.98   $    31.74   $    25.97
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.25            0.09         0.32         0.27         0.14         0.08
Net realized and unrealized gain (loss)             2.39           11.43        10.32        (0.14)        3.26         5.78
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    2.64           11.52        10.64         0.13         3.40         5.86
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.13)          (0.10)       (0.36)       (0.27)       (0.16)       (0.09)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    59.05      $    56.54   $    45.12   $    34.84   $    34.98   $    31.74
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    4.69%          25.55%       30.72%        0.42%       10.72%       22.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,875,265      $1,996,201   $  607,101   $  491,478   $  900,971   $  834,967
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.63%        0.63%        0.63%        0.63%        0.70%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.63%        0.63%        0.63%        0.63%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.82% (b)       0.17%        0.82%        0.82%        0.53%        0.28%
Portfolio turnover rate (c)                           37%            127%         115%         109%          91%          85%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2019       --------------------------------------------------------------
                                             (UNAUDITED)         2018         2017         2016         2015         2014
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    26.37      $    27.64   $    27.46   $    23.06   $    22.59   $   20.56
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.17            0.98         0.76         0.73         0.83         0.59
Net realized and unrealized gain (loss)             1.49           (1.30)        0.19         4.38         0.47         2.04
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.66           (0.32)        0.95         5.11         1.30         2.63
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.33)          (0.95)       (0.77)       (0.71)       (0.83)       (0.60)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    27.70      $    26.37   $    27.64   $    27.46   $    23.06   $    22.59
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    6.31%          (1.09)%       3.57%       22.66%        5.77%       13.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  400,304      $  308,540   $1,350,332   $1,831,298   $  132,568   $  634,851
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.63%        0.62%        0.62%        0.69%        0.70%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.63%        0.62%        0.62%        0.69%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.23% (b)       2.67%        2.74%        2.79%        2.58%        2.31%
Portfolio turnover rate (c)                           22%             76%          57%          71%          94%          83%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 58                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index(1)

(1) This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2019, only FXN, FXO, FXR, and FXL had securities in the securities lending program. During the six months ended January 31, 2019, all Funds except FXZ participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2019, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2018 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $     4,531,050          $            --          $            --
First Trust Consumer Staples AlphaDEX(R) Fund                        4,589,886                       --                       --
First Trust Energy AlphaDEX(R) Fund                                  2,590,690                       --                       --
First Trust Financials AlphaDEX(R) Fund                             21,806,216                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                    --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          11,199,166                       --                       --
First Trust Materials AlphaDEX(R) Fund                               3,162,041                       --                       --
First Trust Technology AlphaDEX(R) Fund                              2,688,800                       --                       --
First Trust Utilities AlphaDEX(R) Fund                              16,157,772                       --                       --

As of July 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $       407,977          $  (406,970,260)         $    17,765,074
First Trust Consumer Staples AlphaDEX(R) Fund                        3,418,985             (218,136,824)             (27,661,454)
First Trust Energy AlphaDEX(R) Fund                                         --             (341,888,606)              24,564,171
First Trust Financials AlphaDEX(R) Fund                              3,456,488              (90,430,393)              92,924,049
First Trust Health Care AlphaDEX(R) Fund                               (37,822)            (550,063,246)             169,584,222
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  --             (149,322,515)             127,369,377
First Trust Materials AlphaDEX(R) Fund                                 232,589             (125,350,505)              17,001,678
First Trust Technology AlphaDEX(R) Fund                                 30,524             (161,280,539)             124,645,119
First Trust Utilities AlphaDEX(R) Fund                                      --             (114,261,987)              (8,056,993)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2015, 2016, 2017, and 2018 remain open to federal and state audit. As of January 31, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2018, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                            Capital Loss       Post           Total
                                                              Available     Enactment -      Capital
                                                               through          No            Loss
                                                              7/31/2019     Expiration      Available
                                                            -------------  -------------  -------------
First Trust Consumer Discretionary AlphaDEX(R) Fund         $   9,617,858  $ 397,352,402  $ 406,970,260
First Trust Consumer Staples AlphaDEX(R) Fund                          --    218,136,824    218,136,824
First Trust Energy AlphaDEX(R) Fund                             3,349,453    338,539,153    341,888,606
First Trust Financials AlphaDEX(R) Fund                         3,464,108     86,966,285     90,430,393
First Trust Health Care AlphaDEX(R) Fund                        1,764,162    548,299,084    550,063,246
First Trust Industrials/Producer Durables AlphaDEX(R) Fund      1,133,736    148,188,779    149,322,515
First Trust Materials AlphaDEX(R) Fund                          7,397,299    117,953,206    125,350,505
First Trust Technology AlphaDEX(R) Fund                         2,516,610    158,763,929    161,280,539
First Trust Utilities AlphaDEX(R) Fund                                 --    114,261,987    114,261,987

During the taxable year ended July 31, 2018, the following Funds utilized post-enactment capital loss carryforwards in the following amounts:

                                                            Capital Loss Utilized
                                                            ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $      14,000
First Trust Technology AlphaDEX(R) Fund                             3,646,104

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day on the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2018, the following Fund listed below incurred and elected to defer net ordinary losses as follows:

                                                               Qualified Late Year Losses
                                                            ---------------------------------
                                                            Ordinary Losses   Capital Losses
                                                            ---------------   ---------------
First Trust Health Care AlphaDEX(R) Fund                    $        37,822   $            --

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

I. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2019.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding its Expense Cap. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the six months ended January 31, 2019, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of January 31, 2019, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   153,436,355      $   153,182,873
First Trust Consumer Staples AlphaDEX(R) Fund                                 121,138,680          124,687,283
First Trust Energy AlphaDEX(R) Fund                                           157,477,088          156,790,984
First Trust Financials AlphaDEX(R) Fund                                       366,502,117          367,449,268
First Trust Health Care AlphaDEX(R) Fund                                      805,607,770          805,395,284
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    369,024,767          371,091,762
First Trust Materials AlphaDEX(R) Fund                                         66,758,235           67,206,131
First Trust Technology AlphaDEX(R) Fund                                       746,018,447          741,140,094
First Trust Utilities AlphaDEX(R) Fund                                         76,400,838           84,677,279

For the six months ended January 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $    44,386,918      $   128,500,156
First Trust Consumer Staples AlphaDEX(R) Fund                                  66,909,802           89,455,488
First Trust Energy AlphaDEX(R) Fund                                           145,847,975          270,500,108
First Trust Financials AlphaDEX(R) Fund                                        23,710,845          224,167,404
First Trust Health Care AlphaDEX(R) Fund                                    1,542,353,222          439,401,765
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    634,689,569        1,729,059,727
First Trust Materials AlphaDEX(R) Fund                                         12,774,553          143,094,748
First Trust Technology AlphaDEX(R) Fund                                       462,535,798          640,462,516
First Trust Utilities AlphaDEX(R) Fund                                        183,027,367          104,854,090


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the SEC's website at www.sec.gov.

Beginning in April 2019, the Trust will cease to disclose each Fund's holdings on Form N-Q and will file Form N-PORT with the SEC on a fiscal quarter basis. Part F of Form N-PORT, which contains the complete schedule of each Fund's portfolio holdings, will be made available in the same manner as Form N-Q discussed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

Non-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

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--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2019
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)


                                  AlphaDEX(R)
                                 Family of ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2019

Shareholder Letter.........................................................    2
Market Overview............................................................    3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX)....................    4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)......................    6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX)....................    8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)...................   10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)..................   12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)...................   14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)..................   16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK).....................   18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)....................   20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)...................   22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)..................   24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)..........................   26
Notes to Fund Performance Overview.........................................   28
Understanding Your Fund Expenses...........................................   29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX)....................   31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)......................   38
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX)....................   46
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)...................   55
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)..................   59
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)...................   64
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)..................   74
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK).....................   84
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)....................   89
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)...................   94
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)..................  100
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)..........................  106
Statements of Assets and Liabilities.......................................  108
Statements of Operations...................................................  111
Statements of Changes in Net Assets........................................  114
Financial Highlights.......................................................  118
Notes to Financial Statements..............................................  125
Additional Information.....................................................  134

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2019

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Style Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds") which contains detailed information about the Funds for the six months ended January 31, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.

Market volatility was the norm over the last six months, continuing the pattern we had seen throughout 2018. August was a strong month for stocks, and the Dow Jones Industrial Average ("DJIA") finished the month just under its previous high in January 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the DJIA and the S&P 500(R) Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500(R) Index posted a negative return for the year, down 4.38%. During the fourth quarter, international equities outperformed the U.S. for the first time all year. Emerging markets, which suffered throughout most of 2018, dropped 7.5% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points.

As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December's low. The MSCI EAFE Index also trended upward, ending January up 6.57%.

The Federal Reserve (the "Fed") raised interest rates in September and again in December to a target range of 2.25-2.50%. The Fed also lowered its inflation and growth expectations for 2019 and subsequently reduced its interest rate hike projections as well, from three rate hikes to two.

While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2019

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

In its latest forecast released in January 2019, the International Monetary Fund ("IMF") is calling for the world real gross domestic product ("GDP") growth rate to dip from an estimated 3.7% in 2018 to an estimated 3.5% in 2019, according to its own release. The IMF cited the ongoing trade dispute between the U.S. and China as being partly responsible for the small downward revision in growth. The U.S. real GDP growth rate is expected to decrease from an estimated 2.9% in 2018 to an estimated 2.5% in 2019. The growth rate for Emerging Market and Developing Economies is expected to dip from an estimated 4.6% in 2018 to an estimated 4.5% in 2019. As indicated by the growth forecasts, we believe there is no imminent threat of a global economic recession.

We believe that concerns over the extent to which interest rates could trend higher in 2019 and the potential for trade tariffs escalating to an all-out trade war were largely behind the spikes in volatility in the stock market in 2018, particularly in the fourth quarter of 2018. For those investors who fear that higher interest rates could dampen the prospects for stocks in 2019, Federal Reserve (the "Fed") Chairman Jerome Powell announced on January 4, 2019 that the Fed will be adopting a "patient" approach to tightening monetary policy. With respect to trade, the Trump Administration sent trade representatives to China on January 7, 2019 to set up future trade policy talks. The two countries also agreed to a 90-day truce freezing tariffs until March 1, 2019. The tariffs were launched by the Trump Administration in early March 2018.

STYLE/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and exchange-traded funds ("ETFs"). The flows are reported over time on a rolling 12-month basis. For the 12-month period ended January 31, 2019, U.S. Equity funds/ETFs reported estimated net inflows totaling $8.47 billion, according to data from Morningstar. As has been the case for some time, investors favored passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $160.63 billion, compared to estimated net outflows totaling $152.16 billion for actively managed U.S. Equity funds/ETFs for the same period.

For the 12-month period ended January 31, 2019, U.S. Large Blend, U.S. Large Growth and U.S. Large Value equity funds/ETFs reported estimated net flows totaling $113.18 billion, -$28.69 billion and -$20.20 billion, respectively, according to Morningstar. U.S. Mid-Cap Blend, U.S. Mid-Cap Growth and U.S. Mid-Cap Value equity funds/ETFs reported estimated net flows totaling $11.21 billion, -$5.12 billion and -$13.35 billion, respectively, for the same period. U.S. Small Blend, U.S. Small Growth and U.S. Small Value equity funds/ETFs reported estimated net flows totaling $13.17 billion, $4.87 billion and -$2.11 billion, respectively, for the same period.

For the six-month period ended January 31, 2019, the S&P 500(R) Index posted a total return of -3.00%, according to Bloomberg. Value stocks outperformed growth stocks in the period. The S&P 500(R) Value Index posted a total return of -2.84%, compared to -3.13% for the S&P 500(R) Growth Index for the same period. The S&P MidCap 400(R) Index posted a total return of -6.74% in the period. Value stocks outperformed growth stocks in the period. The S&P MidCap 400(R) Value Index posted a total return of -5.71%, compared to -7.68% for the S&P MidCap 400(R) Growth Index for the same period. The S&P SmallCap 600(R) Index posted a total return of -10.27% in the period. Growth stocks outperformed value stocks in the period. The S&P SmallCap 600(R) Growth Index posted a total return of -9.61%, compared to -10.76% for the S&P SmallCap 600(R) Value Index for the same period.

As of February 1, 2019, Bloomberg's consensus estimated earnings growth rates for 2019 for the S&P 500(R) Index and the 11 major sectors that comprise it were as follows: S&P 500(R) (+6.0%); Communication Services (+9.0%); Consumer Discretionary (+11.8%); Consumer Staples (+2.9%); Energy (-8.2%); Financials (+8.8%); Health Care (+7.1%); Industrials (+9.1%); Information Technology (+3.7%); Materials (+0.1%); Real Estate (+5.7%); and Utilities (+4.7%). We believe that earnings growth projections may be understated due to the lack of a new trade agreement between the U.S. and China. The lack of a deal has caused some economists and organizations to trim their outlook on global growth. We believe that a new deal could boost global growth projections, provided the process does not drag on too much longer.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -5.36%     -5.99%      8.96%      15.20%       6.92%       53.55%     311.64%      119.21%
Market Price                           -5.39%     -6.05%      8.95%      15.18%       6.92%       53.51%     310.84%      119.25%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Core Index(1)                       -5.13%     -5.47%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Index(1)       -3.01%     -2.47%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       -3.00%     -2.31%     10.96%      15.00%       7.37%       68.19%     304.63%      130.25%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       15.70%
Financials                                   15.55
Information Technology                       13.90
Industrials                                  12.37
Health Care                                  10.97
Consumer Staples                              7.03
Utilities                                     5.58
Communication Services                        5.51
Materials                                     5.25
Energy                                        4.59
Real Estate                                   3.55
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Advanced Micro Devices, Inc.                  0.54%
Xilinx, Inc.                                  0.53
Lear Corp.                                    0.51
ServiceNow, Inc.                              0.50
Chipotle Mexican Grill, Inc.                  0.50
Southwest Airlines Co.                        0.50
Western Digital Corp.                         0.50
MGM Resorts International                     0.49
Norwegian Cruise Line Holdings Ltd.           0.49
Ulta Beauty, Inc.                             0.49
                                            -------
  Total                                       5.05%
                                            =======

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2008 - JANUARY 31, 2019

            First Trust Large Cap Core      S&P 500(R)
                 AlphaDEX(R) Fund             Index
7/08                 $10,000                 $10,000
1/09                   6,413                   6,605
7/09                   8,082                   8,004
1/10                   9,174                   8,794
7/10                   9,881                   9,111
1/11                  11,760                  10,745
7/11                  11,911                  10,902
1/12                  11,998                  11,197
7/12                  12,173                  11,897
1/13                  13,997                  13,076
7/13                  15,996                  14,872
1/14                  17,192                  15,890
7/14                  18,848                  17,390
1/15                  19,587                  18,150
7/15                  20,294                  19,339
1/16                  18,169                  18,030
7/16                  21,023                  20,426
1/17                  22,518                  21,644
7/17                  24,529                  23,702
1/18                  28,078                  27,359
7/18                  27,894                  27,551
1/19                  26,398                  26,726

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         236              0               0             0
8/1/14 - 7/31/15         201              0               0             0
8/1/15 - 7/31/16         148              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 7/31/18         139              0               0             0
8/1/18 - 1/31/19          71              2               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          16              0               0             0
8/1/14 - 7/31/15          51              0               0             0
8/1/15 - 7/31/16         103              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 7/31/18         113              0               0             0
8/1/18 - 1/31/19          50              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -5.98%     -3.13%      6.91%      15.67%       7.68%       39.69%     328.57%      138.33%
Market Price                           -5.88%     -3.08%      6.91%      15.67%       7.68%       39.63%     328.58%      138.33%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Core
   Index(1)                            -5.71%     -2.55%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 600 Mid Cap Index(1)         -5.47%     -2.17%       N/A        N/A          N/A          N/A        N/A          N/A
S&P MidCap 400(R) Index                -6.74%     -4.53%      8.63%      15.69%       7.98%       51.23%     329.39%      146.06%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   18.65%
Industrials                                  18.02
Consumer Discretionary                       13.28
Information Technology                       13.24
Real Estate                                   8.62
Health Care                                   8.30
Materials                                     5.70
Energy                                        3.97
Consumer Staples                              3.77
Utilities                                     3.28
Communication Services                        3.17
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
McDermott International, Inc.                 0.44%
Spectrum Brands Holdings, Inc.                0.44
Okta, Inc.                                    0.43
Southwestern Energy Co.                       0.42
Chemours (The) Co.                            0.42
Air Lease Corp.                               0.41
Thor Industries, Inc.                         0.41
Twilio, Inc., Class A                         0.41
Chegg, Inc.                                   0.41
United States Steel Corp.                     0.41
                                            -------
  Total                                       4.20%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2008 - JANUARY 31, 2019

             First Trust Mid Cap        S&P MidCap
            Core AlphaDEX(R) Fund      400(R) Index
7/08               $10,000               $10,000
1/09                 6,311                 6,271
7/09                 8,458                 7,975
1/10                 9,645                 8,990
7/10                10,482                 9,795
1/11                12,869                11,998
7/11                13,270                12,318
1/12                13,482                12,322
7/12                13,358                12,466
1/13                15,597                14,609
7/13                17,728                16,580
1/14                19,360                17,803
7/14                20,119                18,716
1/15                20,465                19,740
7/15                21,235                20,830
1/16                18,275                18,418
7/16                21,396                21,982
1/17                23,403                23,973
7/17                24,522                25,210
1/18                27,916                28,195
7/18                28,768                28,872
1/19                27,047                26,927

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         214              0               0             0
8/1/14 - 7/31/15         176              0               0             0
8/1/15 - 7/31/16         138              0               0             0
8/1/16 - 7/31/17         158              0               0             0
8/1/17 - 7/31/18         150              0               0             0
8/1/18 - 1/31/19          63              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          38              0               0             0
8/1/14 - 7/31/15          76              0               0             0
8/1/15 - 7/31/16         113              0               0             0
8/1/16 - 7/31/17          94              0               0             0
8/1/17 - 7/31/18         100              1               1             0
8/1/18 - 1/31/19          56              4               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -8.88%     -1.77%      6.39%      15.70%       6.81%       36.30%     329.74%      116.72%
Market Price                           -8.86%     -1.71%      6.38%      15.67%       6.81%       36.26%     328.88%      116.72%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Core
   Index(1)                            -8.61%     -1.19%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 700 Small Cap Index(1)       -8.70%     -1.45%       N/A        N/A          N/A          N/A        N/A          N/A
S&P SmallCap 600(R) Index             -10.27%     -1.25%      9.37%      16.33%       8.19%       56.46%     353.79%      151.83%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  23.10%
Consumer Discretionary                       14.69
Financials                                   11.90
Health Care                                  11.35
Information Technology                       10.89
Real Estate                                   6.99
Energy                                        5.61
Communication Services                        5.16
Materials                                     4.88
Consumer Staples                              3.93
Utilities                                     1.50
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Herc Holdings, Inc.                           0.40%
Select Energy Services, Inc., Class A         0.38
Bed Bath & Beyond, Inc.                       0.38
American Axle & Manufacturing
   Holdings, Inc.                             0.38
Multi-Color Corp.                             0.38
U.S. Silica Holdings, Inc.                    0.38
ACCO Brands Corp.                             0.37
AdvanSix, Inc.                                0.37
Kraton Corp.                                  0.37
Entercom Communications Corp.,
   Class A                                    0.36
                                            -------
  Total                                       3.77%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JULY 31, 2008 - JANUARY 31, 2019

            First Trust Small Cap      S&P SmallCap
            Core AlphaDEX(R) Fund      600(R) Index
7/08               $10,000               $10,000
1/09                 6,085                 6,346
7/09                 8,423                 8,073
1/10                 9,417                 8,818
7/10                10,161                 9,621
1/11                12,194                11,546
7/11                12,621                11,999
1/12                13,129                12,412
7/12                12,800                12,479
1/13                14,893                14,331
7/13                17,483                16,819
1/14                19,185                18,407
7/14                19,170                18,675
1/15                19,620                19,540
7/15                20,217                20,912
1/16                17,296                18,624
7/16                20,661                22,157
1/17                22,918                25,020
7/17                23,974                26,071
1/18                26,623                29,163
7/18                28,698                32,091
1/19                26,149                28,798

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         184              1               0             0
8/1/14 - 7/31/15         189              0               0             0
8/1/15 - 7/31/16          94              0               0             0
8/1/16 - 7/31/17         129              0               0             0
8/1/17 - 7/31/18         152              0               0             0
8/1/18 - 1/31/19          54              4               1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          67              0               0             0
8/1/14 - 7/31/15          63              0               0             0
8/1/15 - 7/31/16         157              0               0             0
8/1/16 - 7/31/17         123              0               0             0
8/1/17 - 7/31/18          99              1               0             0
8/1/18 - 1/31/19          65              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -5.10%     -8.04%      7.64%      15.31%       6.42%       44.50%     315.73%      107.58%
Market Price                           -5.15%     -8.16%      7.63%      15.32%       6.42%       44.46%     316.00%      107.57%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Value Index(1)                      -4.83%     -7.50%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Value
   Index(1)                            -3.45%     -6.55%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       -3.00%     -2.31%     10.96%      15.00%       7.37%       68.19%     304.63%      130.25%
S&P 500(R) Value Index                 -2.84%     -5.08%      8.70%      13.59%       5.18%       51.78%     257.60%       80.95%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   23.48%
Consumer Discretionary                       16.31
Industrials                                  11.18
Consumer Staples                              8.86
Utilities                                     7.89
Materials                                     7.06
Health Care                                   7.00
Communication Services                        6.49
Energy                                        5.52
Information Technology                        5.13
Real Estate                                   1.08
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lear Corp.                                    1.02%
Southwest Airlines Co.                        1.00
Western Digital Corp.                         1.00
MGM Resorts International                     0.99
Molson Coors Brewing Co., Class B             0.97
Nucor Corp.                                   0.97
Liberty Broadband Corp., Class C              0.97
Hewlett Packard Enterprise Co.                0.97
International Paper Co.                       0.96
PVH Corp.                                     0.96
                                            -------
  Total                                       9.81%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2008 - JANUARY 31, 2019

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/08               $10,000               $10,000          $10,000
1/09                 6,354                 6,605            6,274
7/09                 8,477                 8,004            7,634
1/10                 9,882                 8,794            8,480
7/10                10,471                 9,111            8,777
1/11                12,329                10,745           10,284
7/11                12,387                10,902           10,109
1/12                12,818                11,197           10,400
7/12                13,001                11,897           10,891
1/13                15,217                13,076           12,424
7/13                17,311                14,872           14,191
1/14                18,280                15,890           14,781
7/14                20,333                17,390           16,218
1/15                20,506                18,150           16,533
7/15                20,274                19,339           17,288
1/16                17,855                18,030           15,940
7/16                20,869                20,426           18,288
1/17                23,891                21,644           19,804
7/17                25,740                23,702           20,911
1/18                28,721                27,359           23,637
7/18                27,835                27,551           23,089
1/19                26,415                26,726           22,436

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         231              0               0             0
8/1/14 - 7/31/15         197              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 7/31/18         134              0               0             0
8/1/18 - 1/31/19          71              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          21              0               0             0
8/1/14 - 7/31/15          55              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 7/31/18         118              0               0             0
8/1/18 - 1/31/19          50              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -6.19%     -4.34%     10.18%      14.61%       7.13%       62.41%     291.13%      124.40%
Market Price                           -6.34%     -4.44%     10.16%      14.58%       7.12%       62.23%     290.12%      124.21%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Growth Index(1)                     -6.02%     -3.84%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Growth
   Index(1)                            -2.61%      0.98%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       -3.00%     -2.31%     10.96%      15.00%       7.37%       68.19%     304.63%      130.25%
S&P 500(R) Growth Index                -3.13%      0.25%     12.84%      16.23%       9.37%       82.94%     349.94%      185.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       24.50%
Health Care                                  16.11
Consumer Discretionary                       14.28
Industrials                                  13.66
Financials                                    5.97
Real Estate                                   5.94
Communication Services                        4.69
Energy                                        4.22
Consumer Staples                              4.19
Materials                                     3.98
Utilities                                     2.46
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Advanced Micro Devices, Inc.                  1.10%
Xilinx, Inc.                                  1.09
ServiceNow, Inc.                              1.03
Chipotle Mexican Grill, Inc.                  1.02
Ulta Beauty, Inc.                             0.99
Splunk, Inc.                                  0.99
IAC/InterActiveCorp                           0.96
Workday, Inc., Class A                        0.95
HCA Healthcare, Inc.                          0.93
Progressive (The) Corp.                       0.93
                                            -------
  Total                                       9.99%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2008 - JANUARY 31, 2019

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/08                $10,000               $10,000          $10,000
1/09                  6,446                 6,605            6,921
7/09                  7,562                 8,004            8,356
1/10                  8,283                 8,794            9,080
7/10                  9,089                 9,111            9,418
1/11                 10,999                10,745           11,183
7/11                 11,219                10,902           11,692
1/12                 10,869                11,197           12,001
7/12                 11,007                11,897           12,906
1/13                 12,326                13,076           13,730
7/13                 14,136                14,872           15,551
1/14                 15,525                15,890           17,019
7/14                 16,805                17,390           18,581
1/15                 18,044                18,150           19,811
7/15                 19,717                19,339           21,460
1/16                 18,064                18,030           20,189
7/16                 20,499                20,426           22,594
1/17                 20,268                21,644           23,407
7/17                 22,363                23,702           26,429
1/18                 26,355                27,359           31,057
7/18                 26,877                27,551           32,141
1/19                 25,213                26,726           31,141

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         206              0               0             0
8/1/14 - 7/31/15         206              0               0             0
8/1/15 - 7/31/16         182              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 7/31/18         158              0               0             0
8/1/18 - 1/31/19          73              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          46              0               0             0
8/1/14 - 7/31/15          46              0               0             0
8/1/15 - 7/31/16          69              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 7/31/18          94              0               0             0
8/1/18 - 1/31/19          47              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700 Small Cap Index (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -6.06%     -6.32%      6.18%      15.53%       6.55%       34.94%     323.56%      110.62%
Market Price                           -6.06%     -6.34%      6.16%      15.52%       6.55%       34.81%     323.25%      110.60%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Value Index(1)                      -5.76%     -5.68%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap Value Index(1)     -3.97%     -6.34%       N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index            -3.48%     -2.42%     10.73%      15.12%       7.46%       66.49%     308.75%      132.52%
S&P Composite 1500(R) Value Index      -3.34%     -4.90%      8.64%      13.77%       5.41%       51.33%     263.41%       85.62%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   21.18%
Industrials                                  16.60
Consumer Discretionary                       15.67
Materials                                     7.51
Energy                                        6.61
Consumer Staples                              6.60
Information Technology                        5.69
Communication Services                        5.62
Utilities                                     5.39
Real Estate                                   4.60
Health Care                                   4.53
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lear Corp.                                    0.50%
Southwest Airlines Co.                        0.49
Western Digital Corp.                         0.49
MGM Resorts International                     0.49
Molson Coors Brewing Co., Class B             0.48
Nucor Corp.                                   0.48
Liberty Broadband Corp., Class C              0.47
Hewlett Packard Enterprise Co.                0.47
International Paper Co.                       0.47
PVH Corp.                                     0.47
                                            -------
  Total                                       4.81%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2008 - JANUARY 31, 2019

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/08               $10,000                 $10,000                $10,000
1/09                 6,319                   6,288                  6,569
7/09                 8,849                   8,003                  7,679
1/10                10,275                   8,809                  8,545
7/10                10,941                   9,182                  8,885
1/11                13,061                  10,870                 10,438
7/11                13,144                  11,051                 10,285
1/12                13,721                  11,328                 10,577
7/12                13,621                  11,965                 11,023
1/13                16,059                  13,240                 12,623
7/13                18,515                  15,072                 14,439
1/14                19,835                  16,126                 15,099
7/14                21,362                  17,545                 16,493
1/15                21,360                  18,329                 16,834
7/15                21,204                  19,519                 17,568
1/16                18,308                  18,098                 16,136
7/16                21,623                  20,612                 18,626
1/17                24,726                  21,933                 20,251
7/17                25,831                  23,911                 21,318
1/18                28,572                  27,515                 24,027
7/18                28,490                  27,813                 23,639
1/19                26,764                  26,845                 22,849

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         224              0               0             0
8/1/14 - 7/31/15         132              0               0             0
8/1/15 - 7/31/16         109              0               0             0
8/1/16 - 7/31/17          97              0               0             0
8/1/17 - 7/31/18          81              0               0             0
8/1/18 - 1/31/19          49              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          28              0               0             0
8/1/14 - 7/31/15         120              0               0             0
8/1/15 - 7/31/16         142              0               0             0
8/1/16 - 7/31/17         155              0               0             0
8/1/17 - 7/31/18         170              0               1             0
8/1/18 - 1/31/19          73              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700 Small Cap Index (together, the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/19     1/31/19    1/31/19    1/31/19     to 1/31/19    1/31/19    1/31/19     to 1/31/19
FUND PERFORMANCE
NAV                                    -6.98%      -2.30%     9.59%      15.05%       7.55%       58.05%     306.20%      134.84%
Market Price                           -7.06%      -2.34%     9.53%      15.04%       7.55%       57.63%     306.13%      134.80%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index(1)                     -6.73%      -1.69%      N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap Growth
   Index(1)                            -3.01%       0.97%      N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index            -3.48%      -2.42%    10.73%      15.12%       7.46%       66.49%     308.75%      132.52%
S&P Composite 1500(R) Growth
   Index                               -3.59%      -0.12%    12.48%      16.30%       9.35%       80.04%     352.50%      185.36%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       22.66%
Health Care                                  17.83
Industrials                                  14.89
Consumer Discretionary                       13.86
Financials                                    8.58
Real Estate                                   6.40
Communication Services                        4.02
Consumer Staples                              3.48
Energy                                        3.45
Materials                                     2.92
Utilities                                     1.91
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Advanced Micro Devices, Inc.                  0.54%
Xilinx, Inc.                                  0.54
ServiceNow, Inc.                              0.51
Chipotle Mexican Grill, Inc.                  0.50
Ulta Beauty, Inc.                             0.49
Splunk, Inc.                                  0.49
IAC/InterActiveCorp                           0.47
Workday, Inc., Class A                        0.47
HCA Healthcare, Inc.                          0.46
Progressive (The) Corp.                       0.46
                                            -------
  Total                                       4.93%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2008 - JANUARY 31, 2019

             First Trust Multi Cap       S&P Composite         S&P Composite
            Growth AlphaDEX(R) Fund      1500(R) Index      1500(R) Growth Index
7/08                $10,000                 $10,000               $10,000
1/09                  6,268                   6,569                 6,838
7/09                  7,547                   8,003                 8,315
1/10                  8,284                   8,809                 9,053
7/10                  9,105                   9,182                 9,460
1/11                 11,081                  10,870                11,289
7/11                 11,540                  11,051                11,826
1/12                 11,316                  11,328                12,095
7/12                 11,413                  11,965                12,920
1/13                 12,850                  13,240                13,872
7/13                 14,610                  15,072                15,717
1/14                 16,108                  16,126                17,184
7/14                 16,748                  17,545                18,627
1/15                 17,823                  18,329                19,875
7/15                 19,408                  19,519                21,547
1/16                 17,383                  18,098                20,136
7/16                 19,923                  20,612                22,638
1/17                 20,302                  21,933                23,551
7/17                 22,283                  23,911                26,443
1/18                 26,056                  27,515                30,975
7/18                 27,366                  27,813                32,094
1/19                 25,456                  26,847                30,938

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         196              0               0             0
8/1/14 - 7/31/15         162              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 7/31/18         171              0               0             0
8/1/18 - 1/31/19          70              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          56              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 7/31/18          81              0               0             0
8/1/18 - 1/31/19          49              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/19     1/31/19    1/31/19    to 1/31/19    1/31/19    to 1/31/19
FUND PERFORMANCE
NAV                                         -5.68%     -4.83%      5.10%        8.44%      28.23%       87.96%
Market Price                                -5.65%     -4.83%      5.07%        8.44%      28.05%       87.95%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Value
   Index(1)                                 -5.41%     -4.20%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Value Index(1)        -6.16%     -5.21%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Value Index               -5.71%     -2.85%      8.28%       10.19%      48.85%      112.95%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   24.89%
Industrials                                  19.60
Consumer Discretionary                       12.70
Real Estate                                   8.62
Materials                                     8.33
Energy                                        6.12
Information Technology                        5.83
Consumer Staples                              4.60
Utilities                                     4.15
Communication Services                        3.19
Health Care                                   1.97
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
McDermott International, Inc.                 0.88%
Spectrum Brands Holdings, Inc.                0.87
Southwestern Energy Co.                       0.84
Air Lease Corp.                               0.82
Thor Industries, Inc.                         0.82
United States Steel Corp.                     0.81
DISH Network Corp., Class A                   0.80
ManpowerGroup, Inc.                           0.80
Ryder System, Inc.                            0.79
New Residential Investment Corp.              0.78
                                            -------
  Total                                       8.21%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 19, 2011 - JANUARY 31, 2019

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
4/11               $10,000                   $10,000
7/11                 9,625                     9,581
1/12                 9,982                     9,720
7/12                 9,935                     9,869
1/13                11,765                    11,640
7/13                13,549                    13,358
1/14                14,657                    14,305
7/14                15,487                    15,311
1/15                15,205                    15,816
7/15                15,351                    16,204
1/16                13,091                    14,376
7/16                15,539                    17,468
1/17                17,704                    19,524
7/17                17,984                    20,073
1/18                19,750                    21,915
7/18                19,925                    22,582
1/19                18,796                    21,295

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         211              1               0             0
8/1/14 - 7/31/15         188              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         173              0               0             0
8/1/17 - 7/31/18         125              0               0             0
8/1/18 - 1/31/19          58              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          40              0               0             0
8/1/14 - 7/31/15          64              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          79              0               0             0
8/1/17 - 7/31/18         127              0               0             0
8/1/18 - 1/31/19          61              2               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/19     1/31/19    1/31/19    to 1/31/19    1/31/19    to 1/31/19
FUND PERFORMANCE
NAV                                         -6.52%     -1.17%      8.85%        9.86%      52.79%      107.96%
Market Price                                -6.54%     -1.20%      8.86%        9.86%      52.86%      107.91%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Growth
   Index(1)                                 -6.20%     -0.47%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Growth Index(1)       -4.85%      0.65%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Growth Index              -7.68%     -6.08%      8.72%       10.06%      51.92%      110.92%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       23.40%
Health Care                                  16.31
Consumer Discretionary                       15.21
Industrials                                  14.96
Financials                                    9.99
Real Estate                                   7.41
Communication Services                        3.57
Energy                                        3.00
Materials                                     2.41
Consumer Staples                              2.35
Utilities                                     1.39
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Okta, Inc.                                    0.85%
Eldorado Resorts, Inc.                        0.85
Twilio, Inc., Class A                         0.83
Chegg, Inc.                                   0.82
Trade Desk (The), Inc., Class A               0.81
Five Below, Inc.                              0.80
Cree, Inc.                                    0.78
DexCom, Inc.                                  0.78
Novocure Ltd.                                 0.77
Zendesk, Inc.                                 0.77
                                            -------
  Total                                       8.06%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 19, 2011 - JANUARY 31, 2019

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
4/11                $10,000                   $10,000
7/11                  9,881                     9,910
1/12                  9,804                     9,779
7/12                  9,673                     9,861
1/13                 11,050                    11,485
7/13                 12,290                    12,894
1/14                 13,612                    13,883
7/14                 13,824                    14,345
1/15                 14,646                    15,414
7/15                 15,748                    16,711
1/16                 13,744                    14,724
7/16                 15,753                    17,266
1/17                 16,331                    18,295
7/17                 17,791                    19,634
1/18                 21,047                    22,457
7/18                 22,251                    22,846
1/19                 20,796                    21,092

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         200              0               0             0
8/1/14 - 7/31/15         192              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         178              0               0             0
8/1/17 - 7/31/18         208              0               0             0
8/1/18 - 1/31/19          72              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          52              0               0             0
8/1/14 - 7/31/15          60              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          74              0               0             0
8/1/17 - 7/31/18          44              0               0             0
8/1/18 - 1/31/19          48              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Value Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/19     1/31/19    1/31/19    to 1/31/19    1/31/19    to 1/31/19
FUND PERFORMANCE
NAV                                         -8.96%     -4.38%      4.06%        8.60%      22.05%       90.09%
Market Price                                -8.94%     -4.33%      4.06%        8.60%      22.05%       90.10%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Value
   Index(1)                                 -8.68%     -3.75%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Value Index(1)      -9.42%     -4.37%       N/A         N/A          N/A         N/A
S&P Small Cap 600(R) Value Index           -10.76%     -3.29%      8.39%       11.20%      49.59%      128.55%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  25.19%
Consumer Discretionary                       18.56
Financials                                   10.15
Energy                                        9.97
Materials                                     7.35
Communication Services                        7.14
Real Estate                                   7.09
Information Technology                        6.83
Consumer Staples                              4.10
Health Care                                   2.42
Utilities                                     1.20
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Herc Holdings, Inc.                           0.80%
Select Energy Services, Inc.,
   Class A                                    0.75
Bed Bath & Beyond, Inc.                       0.75
American Axle & Manufacturing
   Holdings, Inc.                             0.75
U.S. Silica Holdings, Inc.                    0.74
ACCO Brands Corp.                             0.73
Kraton Corp.                                  0.72
Entercom Communications Corp.,
   Class A                                    0.72
Gulfport Energy Corp.                         0.72
Cars.com, Inc.                                0.71
                                            -------
  Total                                       7.39%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 19, 2011 - JANUARY 31, 2019

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
4/11               $10,000                    $10,000
7/11                 9,930                      9,813
1/12                10,692                     10,331
7/12                10,005                     10,231
1/13                11,945                     11,945
7/13                14,241                     14,054
1/14                15,577                     15,278
7/14                15,931                     15,723
1/15                15,996                     16,154
7/15                15,630                     16,701
1/16                13,090                     14,973
7/16                15,754                     18,195
1/17                18,060                     20,662
7/17                18,181                     21,216
1/18                19,883                     23,634
7/18                20,883                     25,612
1/19                19,012                     22,856

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         167              0               0             0
8/1/14 - 7/31/15         164              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         125              0               0             0
8/1/17 - 7/31/18         131              0               0             0
8/1/18 - 1/31/19          54              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          84              0               1             0
8/1/14 - 7/31/15          88              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         127              0               0             0
8/1/17 - 7/31/18         119              1               0             1
8/1/18 - 1/31/19          68              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/19     1/31/19    1/31/19    to 1/31/19    1/31/19    to 1/31/19
FUND PERFORMANCE
NAV                                         -9.65%      0.96%      9.04%       10.80%      54.18%      122.23%
Market Price                                -9.64%      1.03%      9.05%       10.80%      54.21%      122.28%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Growth
   Index(1)                                 -9.31%      1.68%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Growth Index(1)     -8.07%      1.50%       N/A         N/A          N/A         N/A
S&P Small Cap 600(R) Growth Index           -9.61%      1.04%     10.32%       12.31%      63.40%      146.85%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  24.45%
Industrials                                  17.84
Information Technology                       16.93
Financials                                   12.91
Consumer Discretionary                       10.74
Real Estate                                   6.00
Consumer Staples                              3.44
Communication Services                        3.03
Energy                                        2.24
Utilities                                     1.34
Materials                                     1.08
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
TPI Composites, Inc.                          0.72%
Sunrun, Inc.                                  0.72
Medpace Holdings, Inc.                        0.72
Alarm.com Holdings, Inc.                      0.71
BioTelemetry, Inc.                            0.71
Alteryx, Inc., Class A                        0.70
Genomic Health, Inc.                          0.69
Five9, Inc.                                   0.69
Atkore International Group, Inc.              0.69
Chart Industries, Inc.                        0.68
                                            -------
  Total                                       7.03%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 19, 2011 - JANUARY 31, 2019

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
4/11                $10,000                    $10,000
7/11                  9,920                      9,982
1/12                  9,826                     10,155
7/12                 10,157                     10,362
1/13                 11,338                     11,710
7/13                 13,014                     13,710
1/14                 14,413                     15,107
7/14                 13,992                     15,093
1/15                 14,637                     16,071
7/15                 16,115                     17,778
1/16                 14,186                     15,737
7/16                 16,685                     18,361
1/17                 17,809                     20,597
7/17                 19,540                     21,757
1/18                 22,008                     24,431
7/18                 24,592                     27,311
1/19                 22,219                     24,686

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14        164               0               0             0
8/1/14 - 7/31/15        209               0               0             0
8/1/15 - 7/31/16        141               0               0             0
8/1/16 - 7/31/17        175               0               0             0
8/1/17 - 7/31/18        158               0               0             1
8/1/18 - 1/31/19         57               5               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         87               1               0             0
8/1/14 - 7/31/15         43               0               0             0
8/1/15 - 7/31/16        110               0               0             0
8/1/16 - 7/31/17         77               0               0             0
8/1/17 - 7/31/18         92               1               0             0
8/1/18 - 1/31/19         61               3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FMK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select mega cap stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (5/11/11)      Ended     (5/11/11)
                                           1/31/19     1/31/19    1/31/19    to 1/31/19    1/31/19    to 1/31/19
FUND PERFORMANCE
NAV                                         -3.06%     -4.46%      8.83%        8.78%      52.69%       91.56%
Market Price                                -2.97%     -4.41%      8.87%        8.79%      52.94%       91.78%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mega Cap
   Index(1)                                 -2.74%     -3.80%       N/A         N/A          N/A         N/A
Nasdaq US 500 Large Cap Index(1)            -3.01%     -2.47%       N/A         N/A          N/A         N/A
S&P 100(R) Index                            -2.99%     -2.73%     11.03%       11.88%      68.70%      138.03%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  24.86%
Communication Services                       17.77
Financials                                   11.91
Consumer Staples                             11.40
Energy                                       10.36
Information Technology                        7.97
Consumer Discretionary                        6.25
Industrials                                   5.60
Utilities                                     3.88
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
EOG Resources, Inc.                           3.59%
Kraft Heinz (The) Co.                         3.52
Comcast Corp., Class A                        3.39
Starbucks Corp.                               3.34
Walgreens Boots Alliance, Inc.                3.34
AT&T, Inc.                                    3.32
Eli Lilly and Co.                             3.27
Abbott Laboratories                           3.18
Berkshire Hathaway, Inc., Class B             3.18
Charter Communications, Inc.,
   Class A                                    2.93
                                            -------
  Total                                      33.06%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                MAY 11, 2011 - JANUARY 31, 2019

              First Trust Mega        S&P 100(R)
            Cap AlphaDEX(R) Fund        Index
5/11              $10,000              $10,000
7/11                9,612                9,761
1/12                9,571               10,120
7/12                9,248               10,960
1/13               10,467               11,784
7/13               11,969               13,341
1/14               12,545               14,108
7/14               13,829               15,520
1/15               13,679               15,998
7/15               14,699               17,202
1/16               13,304               16,228
7/16               14,726               18,190
1/17               15,712               19,216
7/17               17,097               21,066
1/18               20,050               24,464
7/18               19,759               24,536
1/19               19,156               23,803

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2013 through January 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14         158              0               0             0
8/1/14 - 7/31/15         166              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          85              0               0             0
8/1/17 - 7/31/18         135              0               0             0
8/1/18 - 1/31/19          89              5               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/13 - 7/31/14          94              0               0             0
8/1/14 - 7/31/15          86              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         167              0               0             0
8/1/17 - 7/31/18         116              0               1             0
8/1/18 - 1/31/19          29              2               1             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2019 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2018     JANUARY 31, 2019      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $  946.40             0.60%             $2.94
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18             0.60%             $3.06

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $  940.20             0.62%             $3.03
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $  911.20             0.63%             $3.03
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $  949.00             0.61%             $3.00
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $  938.10             0.61%             $2.98
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2018     JANUARY 31, 2019      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $  939.40             0.70%             $3.42
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $  930.20             0.63%             $3.07
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $  943.20             0.70%             $3.43
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $  934.80             0.70%             $3.41
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $  910.40             0.70%             $3.37
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $  903.50             0.70%             $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $  969.40             0.70%             $3.47
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2018 through January 31, 2019), multiplied by 184/365 (to reflect the six-month period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.9%
       13,463  Boeing (The) Co.                 $     5,191,602
       13,810  General Dynamics Corp.                 2,363,858
       17,112  Huntington Ingalls Industries,
                  Inc.                                3,532,772
        8,864  Northrop Grumman Corp.                 2,442,475
       14,154  Raytheon Co.                           2,332,013
       30,110  Spirit AeroSystems Holdings,
                  Inc., Class A                       2,511,174
       70,798  Textron, Inc.                          3,768,578
        9,572  TransDigm Group, Inc. (a)              3,742,652
                                                ---------------
                                                     25,885,124
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.0%
       12,910  C.H. Robinson Worldwide, Inc.          1,120,201
       79,698  Expeditors International of
                  Washington, Inc.                    5,523,071
       33,639  FedEx Corp.                            5,973,277
       11,130  United Parcel Service, Inc.,
                  Class B                             1,173,102
                                                ---------------
                                                     13,789,651
                                                ---------------
               AIRLINES -- 1.3%
       33,800  American Airlines Group, Inc.          1,209,026
       87,003  Delta Air Lines, Inc.                  4,300,558
      116,752  Southwest Airlines Co.                 6,626,844
       51,852  United Continental Holdings,
                  Inc. (a)                            4,525,124
                                                ---------------
                                                     16,661,552
                                                ---------------
               AUTO COMPONENTS -- 0.9%
      124,969  BorgWarner, Inc.                       5,111,232
       44,168  Lear Corp.                             6,798,780
                                                ---------------
                                                     11,910,012
                                                ---------------
               AUTOMOBILES -- 1.1%
      567,507  Ford Motor Co.                         4,994,061
      129,786  General Motors Co.                     5,064,250
       16,308  Tesla, Inc. (a)                        5,006,882
                                                ---------------
                                                     15,065,193
                                                ---------------
               BANKS -- 3.9%
      132,143  Bank of America Corp.                  3,762,111
       75,165  BB&T Corp.                             3,668,052
      146,028  Citizens Financial Group, Inc.         4,953,270
      184,503  Fifth Third Bancorp                    4,948,370
       37,469  First Republic Bank                    3,620,629
       22,239  JPMorgan Chase & Co.                   2,301,737
      220,303  KeyCorp                                3,628,390
       15,164  M&T Bank Corp.                         2,495,085
       27,854  PNC Financial Services Group
                  (The), Inc.                         3,416,850
      324,468  Regions Financial Corp.                4,922,180
       86,071  SunTrust Banks, Inc.                   5,114,339
       47,496  U.S. Bancorp                           2,429,895
       70,661  Wells Fargo & Co.                      3,456,030
       79,924  Zions Bancorp N.A.                     3,803,583
                                                ---------------
                                                     52,520,521
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BEVERAGES -- 0.7%
       22,813  Brown-Forman Corp., Class B      $     1,077,914
       42,328  Keurig Dr Pepper, Inc.                 1,152,168
       96,627  Molson Coors Brewing Co.,
                  Class B                             6,436,325
                                                ---------------
                                                      8,666,407
                                                ---------------
               BIOTECHNOLOGY -- 1.4%
       47,095  AbbVie, Inc.                           3,781,257
        7,211  Biogen, Inc. (a)                       2,406,888
       25,490  BioMarin Pharmaceutical,
                  Inc. (a)                            2,502,353
       17,065  Incyte Corp. (a)                       1,375,268
       11,625  Regeneron Pharmaceuticals,
                  Inc. (a)                            4,990,264
       19,649  Vertex Pharmaceuticals,
                  Inc. (a)                            3,751,191
                                                ---------------
                                                     18,807,221
                                                ---------------
               BUILDING PRODUCTS -- 0.4%
      146,423  Johnson Controls International
                  PLC                                 4,944,705
                                                ---------------
               CAPITAL MARKETS -- 3.9%
       20,795  Ameriprise Financial, Inc.             2,632,647
       69,176  Bank of New York Mellon (The)
                  Corp.                               3,619,288
       44,378  Cboe Global Markets, Inc.              4,139,136
       23,075  CME Group, Inc.                        4,206,111
       24,735  E*TRADE Financial Corp.                1,154,135
       73,184  Franklin Resources, Inc.               2,166,978
       19,493  Goldman Sachs Group (The),
                  Inc.                                3,859,809
       28,819  Intercontinental Exchange, Inc.        2,212,146
      324,180  Invesco Ltd.                           5,906,560
        7,752  Moody's Corp.                          1,228,770
       82,117  Morgan Stanley                         3,473,549
       14,720  MSCI, Inc.                             2,506,374
       26,613  Nasdaq, Inc.                           2,343,009
       25,966  Northern Trust Corp.                   2,296,952
       14,585  Raymond James Financial, Inc.          1,174,093
        6,389  S&P Global, Inc.                       1,224,452
       51,624  State Street Corp.                     3,660,142
       11,755  T. Rowe Price Group, Inc.              1,098,622
       66,503  TD Ameritrade Holding Corp.            3,720,843
                                                ---------------
                                                     52,623,616
                                                ---------------
               CHEMICALS -- 2.7%
       13,563  Air Products & Chemicals, Inc.         2,229,622
       28,164  Albemarle Corp.                        2,273,680
       12,065  Celanese Corp.                         1,155,344
       74,836  CF Industries Holdings, Inc.           3,266,591
       20,292  DowDuPont, Inc.                        1,091,913
       74,229  Eastman Chemical Co.                   5,984,342
       29,463  Ecolab, Inc.                           4,660,163
       29,351  FMC Corp.                              2,342,210
       65,254  LyondellBasell Industries N.V.,
                  Class A                             5,675,140
       37,154  Mosaic (The) Co.                       1,199,331
       10,619  PPG Industries, Inc.                   1,119,667
       11,037  Sherwin-Williams (The) Co.             4,652,316
                                                ---------------
                                                     35,650,319
                                                ---------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.3%
       12,924  Cintas Corp.                     $     2,423,379
       68,149  Copart, Inc. (a)                       3,450,384
       45,170  Republic Services, Inc.                3,464,991
       90,197  Rollins, Inc.                          3,358,936
       48,784  Waste Management, Inc.                 4,667,165
                                                ---------------
                                                     17,364,855
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.9%
      100,194  Cisco Systems, Inc.                    4,738,174
       13,399  F5 Networks, Inc. (a)                  2,156,569
       37,740  Motorola Solutions, Inc.               4,412,184
                                                ---------------
                                                     11,306,927
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.1%
       18,568  Jacobs Engineering Group, Inc.         1,203,206
                                                ---------------
               CONSUMER FINANCE -- 1.4%
      191,587  Ally Financial, Inc.                   4,992,757
       57,435  Capital One Financial Corp.            4,628,687
       55,206  Discover Financial Services            3,725,853
      185,053  Synchrony Financial                    5,558,992
                                                ---------------
                                                     18,906,289
                                                ---------------
               CONTAINERS & PACKAGING -- 1.4%
      134,457  International Paper Co.                6,377,296
       65,022  Packaging Corp. of America             6,132,875
      143,716  WestRock Co.                           5,850,678
                                                ---------------
                                                     18,360,849
                                                ---------------
               DISTRIBUTORS -- 0.4%
       11,302  Genuine Parts Co.                      1,128,166
      182,951  LKQ Corp. (a)                          4,796,975
                                                ---------------
                                                      5,925,141
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
       65,262  AXA Equitable Holdings, Inc.           1,209,957
       26,579  Berkshire Hathaway, Inc.,
                  Class B (a)                         5,463,048
                                                ---------------
                                                      6,673,005
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.2%
      190,144  AT&T, Inc.                             5,715,729
      358,200  CenturyLink, Inc.                      5,487,624
       77,222  Verizon Communications, Inc.           4,251,843
                                                ---------------
                                                     15,455,196
                                                ---------------
               ELECTRIC UTILITIES -- 2.7%
       51,379  Alliant Energy Corp.                   2,284,824
       29,043  American Electric Power Co.,
                  Inc.                                2,297,882
       37,732  Duke Energy Corp.                      3,312,115
       38,238  Edison International                   2,178,419
       25,221  Entergy Corp.                          2,249,461
       38,238  Evergy, Inc.                           2,191,802
       33,373  Eversource Energy                      2,316,420
       96,263  Exelon Corp.                           4,597,521


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
       18,733  NextEra Energy, Inc.             $     3,352,832
      182,799  PG&E Corp. (a)                         2,376,387
      114,936  PPL Corp.                              3,599,796
       74,133  Southern (The) Co.                     3,602,864
       44,056  Xcel Energy, Inc.                      2,306,772
                                                ---------------
                                                     36,667,095
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       32,067  AMETEK, Inc.                           2,337,684
       63,230  Eaton Corp. PLC                        4,821,288
       36,332  Emerson Electric Co.                   2,378,656
                                                ---------------
                                                      9,537,628
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.0%
       26,790  Amphenol Corp., Class A                2,355,377
       66,955  CDW Corp.                              5,575,343
       71,753  TE Connectivity Ltd.                   5,808,405
                                                ---------------
                                                     13,739,125
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
       50,483  Baker Hughes a GE Co.                  1,189,884
       42,230  National Oilwell Varco, Inc.           1,244,941
                                                ---------------
                                                      2,434,825
                                                ---------------
               ENTERTAINMENT -- 1.3%
      110,186  Live Nation Entertainment,
                  Inc. (a)                            5,896,053
        4,057  Netflix, Inc. (a)                      1,377,352
      211,157  Viacom, Inc., Class B                  6,212,239
       39,595  Walt Disney (The) Co.                  4,415,634
                                                ---------------
                                                     17,901,278
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.4%
        9,417  Alexandria Real Estate Equities,
                  Inc.                                1,240,313
       27,446  American Tower Corp.                   4,743,767
       12,474  AvalonBay Communities, Inc.            2,406,484
       39,963  Crown Castle International
                  Corp.                               4,678,069
       30,557  Digital Realty Trust, Inc.             3,310,545
        8,853  Essex Property Trust, Inc.             2,400,934
       23,989  Extra Space Storage, Inc.              2,365,555
      325,542  Host Hotels & Resorts, Inc.            5,879,289
       33,490  Iron Mountain, Inc.                    1,245,828
       11,339  Mid-America Apartment
                  Communities, Inc.                   1,148,414
        5,360  Public Storage                         1,139,107
       68,867  Realty Income Corp.                    4,730,474
       36,992  Regency Centers Corp.                  2,404,480
       13,410  SBA Communications Corp. (a)           2,447,727
        6,462  Simon Property Group, Inc.             1,176,860
       54,788  UDR, Inc.                              2,396,975
       18,527  Ventas, Inc.                           1,194,806
                                                ---------------
                                                     44,909,627
                                                ---------------


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING -- 0.9%
      197,338  Kroger (The) Co.                 $     5,590,586
       51,964  Sysco Corp.                            3,317,901
       47,653  Walgreens Boots Alliance, Inc.         3,443,406
                                                ---------------
                                                     12,351,893
                                                ---------------
               FOOD PRODUCTS -- 3.8%
      132,456  Archer-Daniels-Midland Co.             5,947,274
       60,928  Bunge Ltd.                             3,355,305
      203,248  Conagra Brands, Inc.                   4,398,287
       83,619  General Mills, Inc.                    3,716,028
       10,128  Hershey (The) Co.                      1,074,581
       50,862  Hormel Foods Corp.                     2,152,480
       58,046  J.M. Smucker (The) Co.                 6,087,864
      126,084  Kraft Heinz (The) Co.                  6,059,597
       73,775  Lamb Weston Holdings, Inc.             5,333,933
       38,972  McCormick & Co., Inc.                  4,818,498
       27,114  Mondelez International, Inc.,
                  Class A                             1,254,294
      101,623  Tyson Foods, Inc., Class A             6,292,496
                                                ---------------
                                                     50,490,637
                                                ---------------
               GAS UTILITIES -- 0.2%
       23,412  Atmos Energy Corp.                     2,285,714
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.3%
        3,339  ABIOMED, Inc. (a)                      1,172,223
       16,488  Baxter International, Inc.             1,195,215
      122,844  Boston Scientific Corp. (a)            4,686,499
       10,522  Danaher Corp.                          1,167,100
       29,166  DENTSPLY SIRONA, Inc.                  1,223,514
       21,255  Edwards Lifesciences Corp. (a)         3,622,277
       79,221  Hologic, Inc. (a)                      3,517,412
        5,831  IDEXX Laboratories, Inc. (a)           1,240,720
        6,801  Intuitive Surgical, Inc. (a)           3,561,276
       28,594  ResMed, Inc.                           2,721,291
       13,850  Stryker Corp.                          2,459,344
       16,797  Teleflex, Inc.                         4,593,980
                                                ---------------
                                                     31,160,851
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.5%
       14,587  AmerisourceBergen Corp.                1,216,118
        8,267  Anthem, Inc.                           2,504,901
       97,341  Cardinal Health, Inc.                  4,864,130
       28,238  Centene Corp. (a)                      3,687,036
       16,563  CVS Health Corp.                       1,085,705
       63,272  DaVita, Inc. (a)                       3,551,457
       43,605  HCA Healthcare, Inc.                   6,079,845
       42,948  Laboratory Corp. of America
                  Holdings (a)                        5,984,804
       52,134  Quest Diagnostics, Inc.                4,553,905
       21,787  UnitedHealth Group, Inc.               5,886,847
       37,248  Universal Health Services, Inc.,
                  Class B                             4,936,477
        9,196  WellCare Health Plans, Inc. (a)        2,542,510
                                                ---------------
                                                     46,893,735
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE TECHNOLOGY -- 0.3%
       62,093  Cerner Corp. (a)                 $     3,409,527
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.5%
      112,393  Aramark                                3,703,349
      110,075  Carnival Corp.                         6,338,118
       12,569  Chipotle Mexican Grill, Inc. (a)       6,656,668
       43,475  Darden Restaurants, Inc.               4,561,832
       17,503  Domino's Pizza, Inc.                   4,966,126
       15,114  Hilton Worldwide Holdings, Inc.        1,125,691
       12,224  McDonald's Corp.                       2,185,407
      223,692  MGM Resorts International              6,585,492
      128,023  Norwegian Cruise Line
                  Holdings Ltd. (a)                   6,584,223
       44,396  Royal Caribbean Cruises Ltd.           5,329,740
       84,266  Starbucks Corp.                        5,741,885
       97,106  Yum China Holdings, Inc.               3,539,514
       35,425  Yum! Brands, Inc.                      3,329,242
                                                ---------------
                                                     60,647,287
                                                ---------------
               HOUSEHOLD DURABLES -- 1.8%
      156,574  D.R. Horton, Inc.                      6,020,270
       51,423  Garmin Ltd.                            3,557,443
      110,892  Lennar Corp., Class A                  5,258,499
       46,398  Mohawk Industries, Inc. (a)            5,975,598
        1,337  NVR, Inc. (a)                          3,556,420
                                                ---------------
                                                     24,368,230
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.9%
       82,522  Church & Dwight Co., Inc.              5,331,746
       28,164  Clorox (The) Co.                       4,178,974
       23,612  Procter & Gamble (The) Co.             2,277,850
                                                ---------------
                                                     11,788,570
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.9%
      137,040  NRG Energy, Inc.                       5,606,306
      237,082  Vistra Energy Corp. (a)                5,953,129
                                                ---------------
                                                     11,559,435
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        5,695  3M Co.                                 1,140,709
       12,217  Roper Technologies, Inc.               3,460,587
                                                ---------------
                                                      4,601,296
                                                ---------------
               INSURANCE -- 5.3%
       95,292  Aflac, Inc.                            4,545,429
       52,539  Allstate (The) Corp.                   4,616,602
       23,976  American Financial Group, Inc.         2,287,071
      121,855  Arch Capital Group Ltd. (a)            3,576,444
       14,724  Arthur J. Gallagher & Co.              1,100,030
       25,206  Chubb Ltd.                             3,353,658
       56,078  Cincinnati Financial Corp.             4,549,047
      138,085  Fidelity National Financial,
                  Inc.                                4,993,154
       48,833  Hartford Financial Services
                  Group (The), Inc.                   2,291,244
       84,613  Lincoln National Corp.                 4,949,014
       71,531  Loews Corp.                            3,426,335
        2,089  Markel Corp. (a)                       2,200,782
       79,298  MetLife, Inc.                          3,621,540


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       98,288  Principal Financial Group, Inc.  $     4,921,280
       89,950  Progressive (The) Corp.                6,052,736
       53,238  Prudential Financial, Inc.             4,905,349
       72,816  Torchmark Corp.                        6,099,068
       27,190  Travelers (The) Cos., Inc.             3,413,433
                                                ---------------
                                                     70,902,216
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.8%
        2,074  Alphabet, Inc., Class A (a)            2,335,096
       29,645  IAC/InterActiveCorp (a)                6,263,396
       75,526  Twitter, Inc. (a)                      2,534,652
                                                ---------------
                                                     11,133,144
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
        2,170  Amazon.com, Inc. (a)                   3,729,644
        1,262  Booking Holdings, Inc. (a)             2,313,007
       38,668  eBay, Inc. (a)                         1,301,178
                                                ---------------
                                                      7,343,829
                                                ---------------
               IT SERVICES -- 3.2%
        7,695  Accenture PLC, Class A                 1,181,567
       17,770  Akamai Technologies, Inc. (a)          1,156,827
        8,279  Automatic Data Processing, Inc.        1,157,735
       17,101  Cognizant Technology Solutions
                  Corp., Class A                      1,191,598
       20,415  DXC Technology Co.                     1,309,010
       21,166  Fidelity National Information
                  Services, Inc.                      2,212,482
       29,537  Fiserv, Inc. (a)                       2,449,503
        5,841  FleetCor Technologies, Inc. (a)        1,178,772
       33,963  Gartner, Inc. (a)                      4,615,232
       16,538  GoDaddy, Inc., Class A (a)             1,135,003
        9,546  International Business Machines
                  Corp.                               1,283,173
       61,762  Leidos Holdings, Inc.                  3,582,196
       17,261  Mastercard, Inc., Class A              3,644,315
       16,662  Paychex, Inc.                          1,179,670
       64,535  PayPal Holdings, Inc. (a)              5,728,127
       38,702  Square, Inc., Class A (a)              2,761,388
       13,355  Total System Services, Inc.            1,196,741
       14,637  VeriSign, Inc. (a)                     2,477,605
       24,680  Visa, Inc., Class A                    3,332,047
                                                ---------------
                                                     42,772,991
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.4%
       14,476  Illumina, Inc. (a)                     4,050,240
       46,715  IQVIA Holdings, Inc. (a)               6,026,702
        3,836  Mettler-Toledo International,
                  Inc. (a)                            2,447,982
       24,251  Thermo Fisher Scientific, Inc.         5,957,743
                                                ---------------
                                                     18,482,667
                                                ---------------
               MACHINERY -- 2.8%
       25,626  Caterpillar, Inc.                      3,412,358
       16,245  Cummins, Inc.                          2,389,802
       36,381  Deere & Co.                            5,966,484


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY (CONTINUED)
       30,593  Dover Corp.                      $     2,686,983
       16,040  Fortive Corp.                          1,202,840
        8,594  IDEX Corp.                             1,184,769
        8,565  Illinois Tool Works, Inc.              1,176,060
       35,689  Ingersoll-Rand PLC                     3,570,328
       94,974  PACCAR, Inc.                           6,222,696
       21,834  Parker-Hannifin Corp.                  3,598,462
       18,130  Stanley Black & Decker, Inc.           2,292,357
       48,800  Xylem, Inc.                            3,477,488
                                                ---------------
                                                     37,180,627
                                                ---------------
               MEDIA -- 1.7%
       24,824  CBS Corp., Class B                     1,227,795
       11,424  Charter Communications, Inc.,
                  Class A (a)                         3,781,915
      159,379  Comcast Corp., Class A                 5,828,490
       87,737  Discovery, Inc., Class A (a)           2,489,976
       75,341  Liberty Broadband Corp.,
                  Class C (a)                         6,405,492
       14,822  Omnicom Group, Inc.                    1,154,338
      380,157  Sirius XM Holdings, Inc. (b)           2,216,315
                                                ---------------
                                                     23,104,321
                                                ---------------
               METALS & MINING -- 1.2%
      526,360  Freeport-McMoRan, Inc.                 6,126,831
       62,648  Newmont Mining Corp.                   2,136,923
      104,745  Nucor Corp.                            6,414,584
       36,129  Steel Dynamics, Inc.                   1,321,960
                                                ---------------
                                                     16,000,298
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.4%
      552,624  Annaly Capital Management,
                  Inc.                                5,769,395
                                                ---------------
               MULTILINE RETAIL -- 1.8%
       30,124  Dollar General Corp.                   3,477,213
       48,068  Dollar Tree, Inc. (a)                  4,654,425
       81,803  Kohl's Corp.                           5,619,048
      182,226  Macy's, Inc.                           4,792,544
       65,687  Target Corp.                           4,795,151
                                                ---------------
                                                     23,338,381
                                                ---------------
               MULTI-UTILITIES -- 1.8%
       33,277  Ameren Corp.                           2,307,427
      153,790  CenterPoint Energy, Inc.               4,755,187
       21,862  CMS Energy Corp.                       1,139,885
       42,586  Consolidated Edison, Inc.              3,306,803
       30,377  Dominion Energy, Inc.                  2,133,680
       29,519  DTE Energy Co.                         3,475,862
       83,407  Public Service Enterprise
                  Group, Inc.                         4,549,852
       31,341  WEC Energy Group, Inc.                 2,288,833
                                                ---------------
                                                     23,957,529
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.4%
       97,126  Cabot Oil & Gas Corp.                  2,423,294
       91,684  Cheniere Energy, Inc. (a)              6,019,055
       49,885  Chevron Corp.                          5,719,315
       69,631  ConocoPhillips                         4,713,322


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       63,666  Exxon Mobil Corp.                $     4,665,444
       63,694  HollyFrontier Corp.                    3,588,520
      141,140  Kinder Morgan, Inc.                    2,554,634
       73,569  Marathon Petroleum Corp.               4,874,682
       20,118  ONEOK, Inc.                            1,291,777
       62,995  Phillips 66                            6,010,353
      120,531  Targa Resources Corp.                  5,184,038
       72,388  Valero Energy Corp.                    6,357,114
      196,891  Williams (The) Cos., Inc.              5,302,275
                                                ---------------
                                                     58,703,823
                                                ---------------
               PERSONAL PRODUCTS -- 0.5%
      496,352  Coty, Inc., Class A                    3,851,691
       16,687  Estee Lauder (The) Cos., Inc.,
                  Class A                             2,276,441
                                                ---------------
                                                      6,128,132
                                                ---------------
               PHARMACEUTICALS -- 2.1%
       32,478  Allergan PLC                           4,676,182
       46,894  Eli Lilly and Co.                      5,620,715
      158,448  Mylan N.V. (a)                         4,745,518
       84,030  Perrigo Co. PLC                        3,903,193
       99,462  Pfizer, Inc.                           4,222,162
       50,750  Zoetis, Inc.                           4,372,620
                                                ---------------
                                                     27,540,390
                                                ---------------
               PROFESSIONAL SERVICES -- 0.5%
        3,218  CoStar Group, Inc. (a)                 1,257,401
       11,655  Equifax, Inc.                          1,247,318
       19,109  TransUnion                             1,162,209
       29,862  Verisk Analytics, Inc. (a)             3,506,098
                                                ---------------
                                                      7,173,026
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
       54,214  CBRE Group, Inc., Class A (a)          2,480,290
                                                ---------------
               ROAD & RAIL -- 1.4%
       34,940  CSX Corp.                              2,295,558
       11,666  J.B. Hunt Transport Services,
                  Inc.                                1,248,729
       56,851  Kansas City Southern                   6,011,993
       21,776  Norfolk Southern Corp.                 3,652,706
        8,790  Old Dominion Freight Line, Inc.        1,194,825
       23,554  Union Pacific Corp.                    3,746,735
                                                ---------------
                                                     18,150,546
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.1%
      293,973  Advanced Micro Devices,
                  Inc. (a)                            7,175,881
       25,291  Analog Devices, Inc.                   2,500,268
       33,152  Applied Materials, Inc.                1,295,580
       21,345  Broadcom, Inc.                         5,725,796
       92,510  Intel Corp.                            4,359,071
       12,129  KLA-Tencor Corp.                       1,292,588
       15,089  Microchip Technology, Inc.             1,212,703
       34,205  Micron Technology, Inc. (a)            1,307,315
       17,871  Qorvo, Inc. (a)                        1,168,049


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       38,139  QUALCOMM, Inc.                   $     1,888,643
       64,775  Skyworks Solutions, Inc.               4,731,166
       11,488  Texas Instruments, Inc.                1,156,612
       63,716  Xilinx, Inc.                           7,132,369
                                                ---------------
                                                     40,946,041
                                                ---------------
               SOFTWARE -- 4.2%
       14,394  Adobe, Inc. (a)                        3,567,121
       25,317  Autodesk, Inc. (a)                     3,726,662
       74,886  Cadence Design Systems,
                  Inc. (a)                            3,596,775
       61,644  Fortinet, Inc. (a)                     4,720,081
       16,539  Intuit, Inc.                           3,569,447
       21,374  Microsoft Corp.                        2,232,087
       17,288  Palo Alto Networks, Inc. (a)           3,713,808
       31,698  salesforce.com, Inc. (a)               4,817,145
       30,478  ServiceNow, Inc. (a)                   6,705,770
       41,403  Splunk, Inc. (a)                       5,168,751
       48,121  SS&C Technologies Holdings,
                  Inc.                                2,477,750
      229,764  Symantec Corp.                         4,829,639
       12,887  Synopsys, Inc. (a)                     1,203,001
       33,987  Workday, Inc., Class A (a)             6,169,660
                                                ---------------
                                                     56,497,697
                                                ---------------
               SPECIALTY RETAIL -- 3.6%
       13,783  Advance Auto Parts, Inc.               2,194,254
        6,474  AutoZone, Inc. (a)                     5,485,679
       61,479  Best Buy Co., Inc.                     3,642,016
       33,359  Burlington Stores, Inc. (a)            5,728,074
       17,302  CarMax, Inc. (a)                       1,017,011
      210,665  Gap (The), Inc.                        5,359,318
        6,313  Home Depot (The), Inc.                 1,158,625
       23,501  Lowe's Cos., Inc.                      2,259,856
       15,763  O'Reilly Automotive, Inc. (a)          5,432,876
       52,177  Ross Stores, Inc.                      4,806,545
       97,035  TJX (The) Cos., Inc.                   4,825,550
       22,162  Ulta Beauty, Inc. (a)                  6,469,531
                                                ---------------
                                                     48,379,335
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.5%
        6,882  Apple, Inc.                            1,145,440
      410,807  Hewlett Packard Enterprise Co.         6,404,481
      159,143  HP, Inc.                               3,505,920
       18,190  NetApp, Inc.                           1,159,977
       28,124  Seagate Technology PLC                 1,245,331
      146,791  Western Digital Corp.                  6,604,127
                                                ---------------
                                                     20,065,276
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.9%
       43,919  NIKE, Inc., Class B                    3,596,088
       58,385  PVH Corp.                              6,370,387
       64,315  Tapestry, Inc.                         2,489,634
                                                ---------------
                                                     12,456,109
                                                ---------------
               TOBACCO -- 0.3%
       87,901  Altria Group, Inc.                     4,337,914
                                                ---------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.6%
       83,023  Fastenal Co.                     $     5,019,570
       11,533  W.W. Grainger, Inc.                    3,406,733
                                                ---------------
                                                      8,426,303
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       85,311  T-Mobile US, Inc. (a)                  5,939,352
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        1,333,676,174
               (Cost $1,274,981,784)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      152,466  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                         152,466
      370,684  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                     370,684
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.0%                               523,150
               (Cost $523,150)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     695,213  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $695,263. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.25%, due 11/15/27.
                  The value of the collateral
                  including accrued interest
                  is $712,574. (d)                      695,213
      862,220  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $862,280. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.375%, due 01/31/23.
                  The value of the collateral
                  including accrued interest
                  is $879,464. (d)                      862,220
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.1%                             1,557,433
               (Cost $1,557,433)                ---------------

               TOTAL INVESTMENTS -- 99.9%         1,335,756,757
               (Cost $1,277,062,367) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                 1,027,979
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,336,784,736
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,647,721 and the total value of the collateral held by the Fund is $1,709,899.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $110,767,487 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $52,073,097. The net unrealized appreciation was $58,694,390.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $1,333,676,174   $          --   $         --
Money Market
  Funds                   523,150              --             --
Repurchase
  Agreements                   --       1,557,433             --
                   ---------------------------------------------
Total Investments  $1,334,199,324   $   1,557,433   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 36                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,647,721
Non-cash Collateral(2)                               (1,647,721)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,557,433
Non-cash Collateral(4)                               (1,557,433)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.9%
       10,781  Curtiss-Wright Corp.             $     1,223,859
       28,421  HEICO Corp.                            2,401,575
       19,202  Hexcel Corp.                           1,300,167
       13,293  Teledyne Technologies, Inc. (a)        2,980,556
                                                ---------------
                                                      7,906,157
                                                ---------------
               AIRLINES -- 1.3%
       36,188  Alaska Air Group, Inc.                 2,314,223
      171,387  JetBlue Airways Corp. (a)              3,083,252
       61,895  SkyWest, Inc.                          3,153,550
       38,018  Spirit Airlines, Inc. (a)              2,236,219
                                                ---------------
                                                     10,787,244
                                                ---------------
               AUTO COMPONENTS -- 1.2%
      161,554  Dana, Inc.                             2,846,582
      108,955  Gentex Corp.                           2,307,667
      134,859  Goodyear Tire & Rubber
                  (The) Co.                           2,857,662
       27,398  Visteon Corp. (a)                      2,106,632
                                                ---------------
                                                     10,118,543
                                                ---------------
               AUTOMOBILES -- 0.6%
       48,401  Harley-Davidson, Inc.                  1,784,061
       52,932  Thor Industries, Inc.                  3,446,932
                                                ---------------
                                                      5,230,993
                                                ---------------
               BANKS -- 6.9%
       83,451  Associated Banc-Corp.                  1,806,714
       42,119  BancorpSouth Bank                      1,229,032
        8,178  Bank of Hawaii Corp.                     632,405
       96,450  Bank OZK                               2,926,293
       73,545  BankUnited, Inc.                       2,486,556
       32,837  Cathay General Bancorp                 1,218,909
       57,538  CIT Group, Inc.                        2,657,680
       15,169  Columbia Banking System, Inc.            557,461
       29,297  Commerce Bancshares, Inc.              1,751,961
       37,770  Community Bank System, Inc.            2,264,312
        6,259  Cullen/Frost Bankers, Inc.               608,876
       37,940  East West Bancorp, Inc.                1,909,141
      223,778  F.N.B. Corp.                           2,607,014
        2,919  First Citizens BancShares, Inc.,
                  Class A                             1,189,580
       47,712  First Financial Bankshares, Inc.       2,915,203
       48,910  First Hawaiian, Inc.                   1,258,454
      125,491  First Horizon National Corp.           1,842,208
       35,560  Fulton Financial Corp.                   570,738
       41,682  Glacier Bancorp, Inc.                  1,758,147
       47,660  Hancock Whitney Corp.                  1,957,873
      101,069  Home BancShares, Inc.                  1,850,573
       17,129  IBERIABANK Corp.                       1,265,662
       48,008  International Bancshares Corp.         1,702,844
       52,932  Investors Bancorp, Inc.                  642,595
       35,746  Old National Bancorp                     576,940
       66,163  PacWest Bancorp                        2,553,230
       76,299  People's United Financial, Inc.        1,249,778
       11,940  Pinnacle Financial Partners,
                  Inc.                                  642,014
       34,974  Popular, Inc.                          1,909,930
       17,673  Prosperity Bancshares, Inc.            1,257,257


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        5,355  Signature Bank                   $       681,745
       18,364  South State Corp.                      1,218,451
       56,490  TCF Financial Corp.                    1,251,818
       18,057  UMB Financial Corp.                    1,162,149
      103,866  Umpqua Holdings Corp.                  1,836,351
       17,695  United Bankshares, Inc.                  625,872
      123,984  Valley National Bancorp                1,253,478
       11,167  Webster Financial Corp.                  601,678
       16,557  Wintrust Financial Corp.               1,177,865
                                                ---------------
                                                     57,608,787
                                                ---------------
               BIOTECHNOLOGY -- 1.9%
      115,893  Array BioPharma, Inc. (a)              2,163,722
       34,897  Exact Sciences Corp. (a)               3,143,522
       83,960  Exelixis, Inc. (a)                     1,978,937
       11,894  FibroGen, Inc. (a)                       674,985
       42,443  Heron Therapeutics, Inc. (a)           1,141,717
       40,731  Ionis Pharmaceuticals, Inc. (a)        2,362,398
       18,938  Myriad Genetics, Inc. (a)                533,862
       10,088  Sarepta Therapeutics, Inc. (a)         1,409,395
       25,274  United Therapeutics Corp. (a)          2,914,850
                                                ---------------
                                                     16,323,388
                                                ---------------
               BUILDING PRODUCTS -- 1.9%
       12,892  A.O. Smith Corp.                         617,011
       27,623  Allegion PLC                           2,371,711
        9,457  Armstrong World Industries,
                  Inc.                                  643,454
       57,963  Fortune Brands Home &
                  Security, Inc.                      2,625,724
       38,740  JELD-WEN Holding, Inc. (a)               691,122
       12,577  Lennox International, Inc.             2,883,655
       50,068  Owens Corning                          2,623,062
       20,339  Simpson Manufacturing Co.,
                  Inc.                                1,248,408
       27,820  Trex Co., Inc. (a)                     1,940,723
                                                ---------------
                                                     15,644,870
                                                ---------------
               CAPITAL MARKETS -- 2.2%
       28,248  Affiliated Managers Group, Inc.        2,964,627
      212,957  BGC Partners, Inc., Class A            1,318,204
        8,252  FactSet Research Systems, Inc.         1,804,135
       14,914  Lazard Ltd., Class A                     593,428
      107,898  Legg Mason, Inc.                       3,215,360
       45,062  LPL Financial Holdings, Inc.           3,171,013
       10,422  MarketAxess Holdings, Inc.             2,238,333
       10,024  Morningstar, Inc.                      1,244,480
       39,871  Stifel Financial Corp.                 1,908,625
                                                ---------------
                                                     18,458,205
                                                ---------------
               CHEMICALS -- 2.6%
       15,515  Ashland Global Holdings, Inc.          1,177,588
       97,537  Chemours (The) Co.                     3,486,948
      142,688  Huntsman Corp.                         3,134,855
       26,310  Ingevity Corp. (a)                     2,474,982
      136,872  Olin Corp.                             3,231,548
       57,745  PolyOne Corp.                          1,869,206
       19,714  Sensient Technologies Corp.            1,237,645
       60,124  Trinseo S.A.                           2,949,082


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
       85,348  Valvoline, Inc.                  $     1,887,044
                                                ---------------
                                                     21,448,898
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.4%
       17,029  Brink's (The) Co.                      1,260,997
        5,323  Cimpress N.V. (a)                        442,714
       22,310  Clean Harbors, Inc. (a)                1,320,975
       23,072  KAR Auction Services, Inc.             1,199,975
       29,199  MSA Safety, Inc.                       2,925,156
       60,017  Stericycle, Inc. (a)                   2,645,549
       31,900  Tetra Tech, Inc.                       1,760,561
                                                ---------------
                                                     11,555,927
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
       81,170  Ciena Corp. (a)                        3,091,765
      134,349  CommScope Holding Co.,
                  Inc. (a)                            2,809,238
       13,104  Lumentum Holdings, Inc. (a)              640,917
                                                ---------------
                                                      6,541,920
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
       41,548  AECOM (a)                              1,271,784
       36,891  EMCOR Group, Inc.                      2,406,400
       51,289  Fluor Corp.                            1,875,639
       67,861  MasTec, Inc. (a)                       3,011,671
       91,445  Quanta Services, Inc.                  3,231,666
        4,960  Valmont Industries, Inc.                 639,840
                                                ---------------
                                                     12,437,000
                                                ---------------
               CONSUMER FINANCE -- 1.8%
        5,766  Credit Acceptance Corp. (a)            2,294,983
       22,827  FirstCash, Inc.                        1,881,630
       34,615  Green Dot Corp., Class A (a)           2,562,202
      187,454  Navient Corp.                          2,136,976
       90,654  OneMain Holdings, Inc. (a)             2,709,648
      156,479  Santander Consumer USA
                  Holdings, Inc.                      2,982,490
       66,245  SLM Corp. (a)                            709,484
                                                ---------------
                                                     15,277,413
                                                ---------------
               CONTAINERS & PACKAGING -- 1.3%
        5,852  AptarGroup, Inc.                         580,050
       34,745  Berry Global Group, Inc. (a)           1,711,191
       13,244  Crown Holdings, Inc. (a)                 675,444
      206,951  Graphic Packaging Holding Co.          2,497,899
       63,861  Owens-Illinois, Inc.                   1,281,690
       93,226  Silgan Holdings, Inc.                  2,574,902
       20,724  Sonoco Products Co.                    1,193,288
                                                ---------------
                                                     10,514,464
                                                ---------------
               DISTRIBUTORS -- 0.3%
       14,814  Pool Corp.                             2,220,767
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.6%
       24,697  Bright Horizons Family
                  Solutions, Inc. (a)                 2,859,666


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES
                 (CONTINUED)
       96,850  Chegg, Inc. (a)                  $     3,411,057
        5,725  Grand Canyon Education,
                  Inc. (a)                              532,081
       65,095  H&R Block, Inc.                        1,535,591
       54,695  Service Corp. International            2,347,509
       59,933  ServiceMaster Global Holdings,
                  Inc. (a)                            2,336,788
                                                ---------------
                                                     13,022,692
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
       31,709  Jefferies Financial Group, Inc.          659,864
                                                ---------------
               ELECTRIC UTILITIES -- 1.4%
       14,444  ALLETE, Inc.                           1,111,321
       30,066  Hawaiian Electric Industries,
                  Inc.                                1,118,155
       11,831  IDACORP, Inc.                          1,153,522
       56,188  OGE Energy Corp.                       2,300,899
       19,382  Pinnacle West Capital Corp.            1,707,942
       53,590  PNM Resources, Inc.                    2,282,398
       36,019  Portland General Electric Co.          1,740,438
                                                ---------------
                                                     11,414,675
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
       19,157  Acuity Brands, Inc.                    2,316,273
        7,094  EnerSys                                  604,835
       55,380  Generac Holdings, Inc. (a)             2,931,263
       11,082  Hubbell, Inc.                          1,211,595
       31,433  Regal Beloit Corp.                     2,412,797
                                                ---------------
                                                      9,476,763
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.3%
       31,935  Arrow Electronics, Inc. (a)            2,425,463
       76,247  Avnet, Inc.                            3,141,376
       72,196  AVX Corp.                              1,281,479
       66,618  Jabil, Inc.                            1,775,370
        6,420  Littelfuse, Inc.                       1,128,122
       20,427  SYNNEX Corp.                           1,976,517
       26,917  Tech Data Corp. (a)                    2,574,073
       91,698  Vishay Intertechnology, Inc.           1,788,111
       17,285  Zebra Technologies Corp.,
                  Class A (a)                         3,000,676
                                                ---------------
                                                     19,091,187
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.3%
       11,484  Helmerich & Payne, Inc.                  642,989
      420,867  McDermott International,
                  Inc. (a)                            3,712,047
      265,939  Patterson-UTI Energy, Inc.             3,225,840
      278,872  RPC, Inc. (b)                          3,009,029
                                                ---------------
                                                     10,589,905
                                                ---------------
               ENTERTAINMENT -- 0.7%
       46,129  Cinemark Holdings, Inc.                1,887,599
        4,113  Madison Square Garden (The)
                  Co., Class A (a)                    1,143,003


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENTERTAINMENT (CONTINUED)
       14,734  World Wrestling Entertainment,
                  Inc., Class A                 $     1,213,197
      420,223  Zynga, Inc., Class A (a)               1,882,599
                                                ---------------
                                                      6,126,398
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 8.2%
       13,301  American Campus
                  Communities, Inc.                     612,112
       27,733  American Homes 4 Rent,
                  Class A                               613,177
      154,416  Apple Hospitality REIT, Inc.           2,533,967
      128,319  Brandywine Realty Trust                1,931,201
      149,895  Brixmor Property Group, Inc.           2,567,701
        6,251  Camden Property Trust                    606,034
      123,500  CoreCivic, Inc.                        2,453,945
       52,354  Corporate Office Properties
                  Trust                               1,292,620
      139,364  Cousins Properties, Inc.               1,233,371
       38,375  CubeSmart                              1,187,706
       10,412  CyrusOne, Inc.                           564,330
       16,130  Douglas Emmett, Inc.                     610,198
       12,003  EastGroup Properties, Inc.             1,241,830
       25,791  EPR Properties                         1,884,290
       73,376  Equity Commonwealth                    2,374,447
       17,002  Equity LifeStyle Properties,
                  Inc.                                1,800,172
        4,663  Federal Realty Investment Trust          618,174
       19,074  First Industrial Realty Trust,
                  Inc.                                  624,101
       17,037  Gaming and Leisure Properties,
                  Inc.                                  638,887
       83,831  GEO Group (The), Inc.                  1,890,389
       65,250  Healthcare Trust of America,
                  Inc., Class A                       1,854,405
       92,210  Hospitality Properties Trust           2,458,319
       47,444  JBG SMITH Properties                   1,833,711
        8,754  Kilroy Realty Corp.                      616,807
      112,730  Kimco Realty Corp.                     1,917,537
       15,915  Lamar Advertising Co., Class A         1,184,872
       39,433  Liberty Property Trust                 1,858,872
       11,840  Life Storage, Inc.                     1,163,517
      171,173  Medical Properties Trust, Inc.         3,115,349
       14,576  National Health Investors, Inc.        1,213,598
       34,043  National Retail Properties, Inc.       1,794,407
       15,662  Omega Healthcare Investors,
                  Inc. (b)                              629,456
       60,759  Outfront Media, Inc.                   1,260,749
       12,607  PS Business Parks, Inc.                1,830,410
      134,265  RLJ Lodging Trust                      2,490,616
        8,254  Ryman Hospitality Properties,
                  Inc.                                  663,209
       33,404  Sabra Health Care REIT, Inc.             686,118
      187,882  Senior Housing Properties Trust        2,587,135
       20,883  SL Green Realty Corp.                  1,930,216
       31,234  Spirit Realty Capital, Inc.            1,240,614
       16,237  Sun Communities, Inc.                  1,784,609
      169,253  Sunstone Hotel Investors, Inc.         2,420,318
       35,357  Uniti Group, Inc.                        703,958


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       76,993  VEREIT, Inc.                     $       622,103
       87,937  VICI Properties, Inc.                  1,893,284
       44,378  Weingarten Realty Investors            1,273,205
                                                ---------------
                                                     68,306,046
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.7%
       17,185  Casey's General Stores, Inc.           2,211,366
       34,119  Performance Food Group
                  Co. (a)                             1,165,505
       69,595  US Foods Holding Corp. (a)             2,346,743
                                                ---------------
                                                      5,723,614
                                                ---------------
               FOOD PRODUCTS -- 1.6%
      114,446  Darling Ingredients, Inc. (a)          2,434,266
       89,414  Flowers Foods, Inc.                    1,757,879
       24,093  Ingredion, Inc.                        2,385,207
       15,564  Lancaster Colony Corp.                 2,475,766
      141,970  Pilgrim's Pride Corp. (a)              2,876,312
       18,528  Post Holdings, Inc. (a)                1,719,769
                                                ---------------
                                                     13,649,199
                                                ---------------
               GAS UTILITIES -- 1.1%
       43,023  National Fuel Gas Co.                  2,465,218
       24,108  New Jersey Resources Corp.             1,169,238
        6,916  ONE Gas, Inc.                            568,149
       14,392  Southwest Gas Holdings, Inc.           1,127,181
       22,294  Spire, Inc.                            1,769,475
       30,954  UGI Corp.                              1,765,307
                                                ---------------
                                                      8,864,568
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.7%
       22,974  DexCom, Inc. (a)                       3,240,023
       12,718  Globus Medical, Inc.,
                  Class A (a)                           572,946
       22,010  Haemonetics Corp. (a)                  2,177,009
       24,868  Hill-Rom Holdings, Inc.                2,487,297
        7,192  ICU Medical, Inc. (a)                  1,789,370
       13,880  Insulet Corp. (a)                      1,126,917
       12,204  Integra LifeSciences Holdings
                  Corp. (a)                             577,981
       20,509  Masimo Corp. (a)                       2,551,115
       49,319  Merit Medical Systems, Inc. (a)        2,788,003
       49,328  Novocure Ltd. (a)                      2,417,072
       13,516  Penumbra, Inc. (a)                     1,966,713
       11,232  West Pharmaceutical Services,
                  Inc.                                1,216,089
                                                ---------------
                                                     22,910,535
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.9%
      107,059  Acadia Healthcare Co., Inc. (a)        2,929,134
       23,502  Amedisys, Inc. (a)                     3,082,522
        5,831  Chemed Corp.                           1,737,288
       26,766  Encompass Health Corp.                 1,789,040
        9,229  HealthEquity, Inc. (a)                   575,336
       83,409  MEDNAX, Inc. (a)                       3,011,899
       18,947  Molina Healthcare, Inc. (a)            2,519,572
                                                ---------------
                                                     15,644,791
                                                ---------------


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 0.6%
       16,332  Medidata Solutions, Inc. (a)     $     1,158,919
       22,210  Teladoc Health, Inc. (a)               1,425,882
       24,653  Veeva Systems, Inc., Class A (a)       2,688,656
                                                ---------------
                                                      5,273,457
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.6%
       15,382  Choice Hotels International,
                  Inc.                                1,217,639
        6,772  Churchill Downs, Inc.                    622,889
        6,888  Cracker Barrel Old Country
                  Store, Inc.                         1,152,225
       34,343  Dunkin' Brands Group, Inc.             2,348,718
       60,812  Eldorado Resorts, Inc. (a)             2,835,056
       83,441  Hilton Grand Vacations, Inc. (a)       2,531,600
       24,430  Hyatt Hotels Corp., Class A            1,707,901
        7,806  Marriott Vacations Worldwide
                  Corp.                                 691,143
       51,333  Planet Fitness, Inc.,
                  Class A (a)                         2,973,207
       36,885  Texas Roadhouse, Inc.                  2,244,083
      141,062  Wendy's (The) Co.                      2,443,194
       30,721  Wyndham Destinations, Inc.             1,294,583
                                                ---------------
                                                     22,062,238
                                                ---------------
               HOUSEHOLD DURABLES -- 0.9%
        4,196  Helen of Troy Ltd. (a)                   486,904
       30,721  Leggett & Platt, Inc.                  1,258,332
      105,905  PulteGroup, Inc.                       2,945,218
       83,585  Toll Brothers, Inc.                    3,087,630
                                                ---------------
                                                      7,778,084
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
       65,146  Spectrum Brands Holdings, Inc.         3,640,358
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.1%
       38,070  AES Corp.                                623,967
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
       16,429  Carlisle Cos., Inc.                    1,769,896
                                                ---------------
               INSURANCE -- 4.5%
        3,534  Alleghany Corp.                        2,231,933
       78,811  American Equity Investment
                  Life Holding Co.                    2,468,361
       21,632  American National Insurance
                  Co.                                 3,010,958
       18,465  Assurant, Inc.                         1,779,841
       57,523  Assured Guaranty Ltd.                  2,333,133
       55,284  Athene Holding Ltd.,
                  Class A (a)                         2,371,684
       21,321  Axis Capital Holdings Ltd.             1,141,740
       18,060  Brighthouse Financial, Inc. (a)          674,360
       59,922  Brown & Brown, Inc.                    1,627,482
        4,130  Erie Indemnity Co., Class A              604,549
       10,111  Everest Re Group Ltd.                  2,214,815
       61,659  First American Financial Corp.         3,087,883
        4,921  Hanover Insurance Group (The),
                  Inc.                                  561,191
       16,587  Kemper Corp.                           1,247,011


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
       45,477  National General Holdings
                  Corp.                         $     1,098,270
      107,049  Old Republic International
                  Corp.                               2,157,037
       16,903  Primerica, Inc.                        1,899,390
       19,627  Reinsurance Group of America,
                  Inc.                                2,835,120
        4,117  RenaissanceRe Holdings Ltd.              568,269
        9,033  Selective Insurance Group, Inc.          550,290
       56,212  Unum Group                             1,953,929
       14,896  W.R. Berkley Corp.                     1,145,353
                                                ---------------
                                                     37,562,599
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
       40,823  TripAdvisor, Inc. (a)                  2,342,424
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.9%
       57,861  Etsy, Inc. (a)                         3,162,104
      141,008  Qurate Retail, Inc. (a)                3,066,924
       12,223  Wayfair, Inc., Class A (a)             1,337,929
                                                ---------------
                                                      7,566,957
                                                ---------------
               IT SERVICES -- 3.3%
       12,218  Black Knight, Inc. (a)                   601,003
       61,072  Booz Allen Hamilton Holding
                  Corp.                               3,000,467
       15,287  CACI International, Inc.,
                  Class A (a)                         2,555,681
      207,147  Conduent, Inc. (a)                     2,641,124
       49,415  CoreLogic, Inc. (a)                    1,793,765
       18,982  EPAM Systems, Inc. (a)                 2,685,573
       20,395  Genpact Ltd.                             608,383
       28,501  LiveRamp Holdings, Inc. (a)            1,238,083
       16,916  MAXIMUS, Inc.                          1,186,319
       43,143  Okta, Inc. (a)                         3,556,278
       76,316  Sabre Corp.                            1,753,742
       17,283  Science Applications
                  International Corp.                 1,160,381
       30,823  Twilio, Inc., Class A (a)              3,431,216
       64,535  Western Union (The) Co.                1,177,764
        3,930  WEX, Inc. (a)                            634,027
                                                ---------------
                                                     28,023,806
                                                ---------------
               LEISURE PRODUCTS -- 0.1%
       14,358  Polaris Industries, Inc.               1,204,349
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
        2,370  Bio-Rad Laboratories, Inc.,
                  Class A (a)                           592,192
       19,456  Charles River Laboratories
                  International, Inc. (a)             2,396,785
       29,930  PRA Health Sciences, Inc. (a)          3,171,682
                                                ---------------
                                                      6,160,659
                                                ---------------
               MACHINERY -- 4.4%
       39,554  AGCO Corp.                             2,539,367
       62,685  Allison Transmission Holdings,
                  Inc.                                3,050,879


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       10,267  Barnes Group, Inc.               $       606,574
        7,627  Crane Co.                                631,210
       26,307  Graco, Inc.                            1,139,882
       22,810  ITT, Inc.                              1,198,894
        7,666  John Bean Technologies Corp.             608,987
       66,163  Kennametal, Inc.                       2,486,406
       27,927  Lincoln Electric Holdings, Inc.        2,414,010
        5,359  Middleby (The) Corp. (a)                 630,326
       21,215  Navistar International Corp. (a)         696,701
        9,225  Nordson Corp.                          1,195,929
       44,895  Oshkosh Corp.                          3,369,370
        9,762  Proto Labs, Inc. (a)                   1,211,952
       12,597  RBC Bearings, Inc. (a)                 1,756,274
       15,155  Snap-on, Inc.                          2,515,578
       19,968  Terex Corp.                              613,217
       73,753  Timken (The) Co.                       3,141,140
        9,850  Toro (The) Co.                           586,075
      133,679  Trinity Industries, Inc.               3,125,415
       15,386  WABCO Holdings, Inc. (a)               1,757,543
       49,550  Welbilt, Inc. (a)                        694,691
        7,411  Woodward, Inc.                           673,289
                                                ---------------
                                                     36,643,709
                                                ---------------
               MARINE -- 0.4%
       40,862  Kirby Corp. (a)                        3,060,972
                                                ---------------
               MEDIA -- 2.1%
      133,292  Altice USA, Inc., Class A              2,617,855
        3,356  Cable One, Inc.                        2,967,845
      110,231  DISH Network Corp.,
                  Class A (a)                         3,380,785
       26,685  Interpublic Group of Cos. (The),
                  Inc.                                  607,084
       46,879  John Wiley & Sons, Inc.,
                  Class A                             2,427,394
      242,509  News Corp., Class A                    3,111,390
       35,000  Nexstar Media Group, Inc.,
                  Class A                             2,921,450
                                                ---------------
                                                     18,033,803
                                                ---------------
               METALS & MINING -- 1.6%
       62,133  Alcoa Corp. (a)                        1,844,107
      101,148  Allegheny Technologies, Inc. (a)       2,770,444
       71,587  Cleveland-Cliffs, Inc.                   766,697
       38,673  Reliance Steel & Aluminum Co.          3,166,545
       12,854  Royal Gold, Inc.                       1,123,054
      150,902  United States Steel Corp.              3,401,331
                                                ---------------
                                                     13,072,178
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.5%
       62,769  AGNC Investment Corp.                  1,124,193
       34,556  Blackstone Mortgage Trust, Inc.,
                  Class A                             1,191,836
      154,459  Chimera Investment Corp.               2,939,355
      329,637  MFA Financial, Inc.                    2,416,239
      193,700  New Residential Investment
                  Corp.                               3,289,026


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       55,858  Starwood Property Trust, Inc.    $     1,233,345
                                                ---------------
                                                     12,193,994
                                                ---------------
               MULTILINE RETAIL -- 0.3%
       23,622  Nordstrom, Inc.                        1,096,297
       16,553  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                            1,293,948
                                                ---------------
                                                      2,390,245
                                                ---------------
               MULTI-UTILITIES -- 0.7%
       35,073  Black Hills Corp.                      2,381,106
       69,275  MDU Resources Group, Inc.              1,781,060
       27,784  NorthWestern Corp.                     1,775,676
                                                ---------------
                                                      5,937,842
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.7%
      293,129  Antero Resources Corp. (a)             2,948,878
      241,022  CNX Resources Corp. (a)                2,926,007
       47,896  CVR Energy, Inc.                       1,923,024
       50,800  Delek US Holdings, Inc.                1,651,508
       23,537  Murphy Oil Corp.                         643,737
       50,551  PBF Energy, Inc., Class A              1,851,178
       90,303  Peabody Energy Corp.                   3,223,817
      287,613  Range Resources Corp.                  3,172,371
      807,175  Southwestern Energy Co. (a)            3,527,355
       24,260  Whiting Petroleum Corp. (a)              694,564
                                                ---------------
                                                     22,562,439
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
       15,670  Domtar Corp.                             734,923
       74,323  Louisiana-Pacific Corp.                1,811,995
                                                ---------------
                                                      2,546,918
                                                ---------------
               PERSONAL PRODUCTS -- 1.0%
       44,216  Edgewell Personal Care Co. (a)         1,744,321
       46,693  Herbalife Nutrition Ltd. (a)           2,787,572
       17,952  Nu Skin Enterprises, Inc.,
                  Class A                             1,178,549
       23,379  USANA Health Sciences, Inc. (a)        2,737,681
                                                ---------------
                                                      8,448,123
                                                ---------------
               PHARMACEUTICALS -- 0.4%
      140,863  Horizon Pharma PLC (a)                 3,027,146
                                                ---------------
               PROFESSIONAL SERVICES -- 1.6%
       10,100  ASGN, Inc. (a)                           636,199
       41,304  FTI Consulting, Inc. (a)               2,821,889
       29,483  Insperity, Inc.                        3,145,247
       27,844  Korn Ferry                             1,269,686
       42,476  ManpowerGroup, Inc.                    3,356,878
       28,871  Robert Half International, Inc.        1,860,159
       13,123  TriNet Group, Inc. (a)                   599,196
                                                ---------------
                                                     13,689,254
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       11,279  Howard Hughes (The) Corp. (a)          1,252,420
       13,046  Jones Lang LaSalle, Inc.               1,870,927
       30,297  Kennedy-Wilson Holdings, Inc.            605,637
                                                ---------------
                                                      3,728,984
                                                ---------------


Page 42                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL -- 1.5%
        8,390  AMERCO                           $     3,042,717
       37,187  Genesee & Wyoming, Inc.,
                  Class A (a)                         2,919,923
       21,957  Knight-Swift Transportation
                  Holdings, Inc.                        697,135
       23,018  Landstar System, Inc.                  2,338,169
       57,163  Ryder System, Inc.                     3,310,309
                                                ---------------
                                                     12,308,253
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.6%
       17,319  Cabot Microelectronics Corp.           1,764,633
       64,347  Cree, Inc. (a)                         3,245,019
       43,276  Cypress Semiconductor Corp.              600,238
       59,202  Entegris, Inc.                         1,956,626
        8,520  MKS Instruments, Inc.                    695,488
       14,206  Monolithic Power Systems, Inc.         1,797,911
       33,344  ON Semiconductor Corp. (a)               668,214
       24,001  Semtech Corp. (a)                      1,165,488
        6,984  Silicon Laboratories, Inc. (a)           534,276
       17,542  Teradyne, Inc.                           631,337
       19,858  Versum Materials, Inc.                   730,179
                                                ---------------
                                                     13,789,409
                                                ---------------
               SOFTWARE -- 4.8%
       18,631  CommVault Systems, Inc. (a)            1,230,950
       35,029  Coupa Software, Inc. (a)               3,046,122
        8,831  Fair Isaac Corp. (a)                   1,988,741
      135,842  FireEye, Inc. (a)                      2,401,687
       13,721  Guidewire Software, Inc. (a)           1,189,336
       17,513  HubSpot, Inc. (a)                      2,772,483
        7,935  j2 Global, Inc.                          596,395
       13,499  LogMeIn, Inc.                          1,255,677
       20,395  New Relic, Inc. (a)                    2,073,152
       52,945  Nutanix, Inc., Class A (a)             2,712,372
       17,982  Paycom Software, Inc. (a)              2,665,652
       27,430  Paylocity Holding Corp. (a)            1,948,353
       11,510  Pegasystems, Inc.                        647,898
       14,730  Qualys, Inc. (a)                       1,274,587
       22,847  RealPage, Inc. (a)                     1,274,177
       33,388  RingCentral, Inc., Class A (a)         3,086,387
       22,936  Tableau Software, Inc.,
                  Class A (a)                         2,932,138
       18,974  Trade Desk (The), Inc.,
                  Class A (a)                         2,707,210
        2,964  Tyler Technologies, Inc. (a)             560,759
        4,495  Ultimate Software Group (The),
                  Inc. (a)                            1,227,450
       37,725  Zendesk, Inc. (a)                      2,547,569
                                                ---------------
                                                     40,139,095
                                                ---------------
               SPECIALTY RETAIL -- 3.3%
       65,458  Aaron's, Inc.                          3,276,827
       85,434  American Eagle Outfitters, Inc.        1,804,366
       77,100  AutoNation, Inc. (a)                   2,987,625
       21,521  Five Below, Inc. (a)                   2,662,793
       21,255  Floor & Decor Holdings, Inc.,
                  Class A (a)                           728,834


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       31,043  Foot Locker, Inc.                $     1,734,993
       42,891  L Brands, Inc.                         1,194,085
      121,972  Michaels Cos. (The), Inc. (a)          1,690,532
       68,267  Penske Automotive Group, Inc.          3,200,357
       18,378  RH (a) (b)                             2,497,019
       32,987  Tractor Supply Co.                     2,817,090
       33,162  Urban Outfitters, Inc. (a)             1,071,133
       32,734  Williams-Sonoma, Inc.                  1,781,712
                                                ---------------
                                                     27,447,366
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
       34,234  Pure Storage, Inc., Class A (a)          613,131
       83,576  Xerox Corp.                            2,357,679
                                                ---------------
                                                      2,970,810
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.4%
       20,234  Carter's, Inc.                         1,677,399
       26,186  Columbia Sportswear Co.                2,335,530
       21,513  Deckers Outdoor Corp. (a)              2,763,345
        5,322  Ralph Lauren Corp.                       618,097
       72,149  Skechers U.S.A., Inc.,
                  Class A (a)                         1,960,288
       36,385  Steven Madden Ltd.                     1,187,970
       62,307  Under Armour, Inc., Class A (a)        1,292,247
                                                ---------------
                                                     11,834,876
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.7%
       80,528  Essent Group Ltd. (a)                  3,200,988
        7,521  LendingTree, Inc. (a)                  2,228,773
      263,142  MGIC Investment Corp. (a)              3,284,012
      175,503  New York Community
                  Bancorp, Inc.                       2,039,345
      168,245  Radian Group, Inc.                     3,237,034
                                                ---------------
                                                     13,990,152
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.4%
       91,113  Air Lease Corp.                        3,456,827
       38,871  GATX Corp.                             2,941,757
       14,672  HD Supply Holdings, Inc. (a)             615,344
       28,626  MSC Industrial Direct Co., Inc.,
                  Class A                             2,389,985
       93,093  Univar, Inc. (a)                       1,939,127
        3,955  Watsco, Inc.                             583,283
                                                ---------------
                                                     11,926,323
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.4%
       75,287  Macquarie Infrastructure Corp.         3,250,140
                                                ---------------
               WATER UTILITIES -- 0.1%
       16,102  Aqua America, Inc.                       564,375
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          835,120,013
               (Cost $799,896,986)              ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
      381,893  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                 $       381,893
    1,478,737  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                   1,478,737
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                             1,860,630
               (Cost $1,860,630)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$   1,741,354  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $1,741,478. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.25%, due
                  11/15/27. The value of the
                  collateral including accrued
                  interest is $1,784,839. (d)         1,741,354
    2,159,667  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $2,159,817. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.375%, due
                  01/31/23. The value of the
                  collateral including accrued
                  interest is $2,202,861. (d)         2,159,667
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.5%                             3,901,021
               (Cost $3,901,021)                ---------------

               TOTAL INVESTMENTS -- 100.5%          840,881,664
               (Cost $805,658,637) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%              (4,568,980)
                                                ---------------
               NET ASSETS -- 100.0%             $   836,312,684
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,193,198 and the total value of the collateral held by the Fund is $4,282,914.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $69,172,337 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,949,310. The net unrealized appreciation was $35,223,027.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  835,120,013   $          --   $         --
Money Market
   Funds                1,860,630              --             --
Repurchase
   Agreements                  --       3,901,021             --
                   ---------------------------------------------
Total Investments  $  836,980,643   $   3,901,021   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 44                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     4,193,198
Non-cash Collateral(2)                               (4,193,198)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     3,901,021
Non-cash Collateral(4)                               (3,901,021)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.0%
       17,669  AAR Corp.                        $       665,768
       46,818  Aerojet Rocketdyne Holdings,
                  Inc. (a)                            1,847,906
        9,710  Aerovironment, Inc. (a)                  754,079
       27,903  Mercury Systems, Inc. (a)              1,635,953
        4,258  Moog, Inc., Class A                      380,963
       83,514  Wesco Aircraft Holdings,
                  Inc. (a)                              729,912
                                                ---------------
                                                      6,014,581
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.2%
       57,849  Air Transport Services Group,
                  Inc. (a)                            1,373,914
       39,094  Atlas Air Worldwide Holdings,
                  Inc. (a)                            2,080,583
       24,057  Forward Air Corp.                      1,408,056
       44,494  Hub Group, Inc., Class A (a)           1,980,428
                                                ---------------
                                                      6,842,981
                                                ---------------
               AIRLINES -- 0.6%
       13,166  Allegiant Travel Co.                   1,711,580
       62,454  Hawaiian Holdings, Inc.                1,999,777
                                                ---------------
                                                      3,711,357
                                                ---------------
               AUTO COMPONENTS -- 1.9%
      148,595  American Axle & Manufacturing
                  Holdings, Inc. (a)                  2,196,234
       30,611  Cooper Tire & Rubber Co.               1,077,507
       26,552  Cooper-Standard Holdings,
                  Inc. (a)                            2,030,166
        3,664  Dorman Products, Inc. (a)                314,921
       28,018  Fox Factory Holding Corp. (a)          1,662,308
        8,251  Gentherm, Inc. (a)                       351,163
       19,753  LCI Industries                         1,628,437
        6,811  Standard Motor Products, Inc.            334,829
       36,131  Tenneco, Inc., Class A                 1,253,023
                                                ---------------
                                                     10,848,588
                                                ---------------
               AUTOMOBILES -- 0.3%
       68,129  Winnebago Industries, Inc.             1,948,489
                                                ---------------
               BANKS -- 4.8%
       16,355  1st Source Corp.                         742,517
       19,833  BancFirst Corp.                        1,064,635
        6,168  Banner Corp.                             336,403
       36,694  Berkshire Hills Bancorp, Inc.            999,911
       31,209  Boston Private Financial
                  Holdings, Inc.                        362,024
       23,870  Brookline Bancorp, Inc.                  354,947
       14,642  City Holding Co.                       1,049,539
       16,306  CVB Financial Corp.                      357,264
       13,544  Eagle Bancorp, Inc. (a)                  743,295
        8,767  Enterprise Financial Services
                  Corp.                                 386,888
       28,259  FB Financial Corp.                       934,808
       20,201  First Bancorp                            742,791
       76,716  First BanCorp                            817,025
       26,885  First Busey Corp.                        665,673


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       27,308  First Commonwealth Financial
                  Corp.                         $       371,389
       18,046  First Interstate BancSystem,
                  Inc., Class A                         702,350
        9,626  First Merchants Corp.                    352,600
       33,304  First Midwest Bancorp, Inc.              733,354
       31,668  Great Western Bancorp, Inc.            1,117,564
       15,012  Heartland Financial USA, Inc.            680,944
       11,099  Heritage Financial Corp.                 343,847
       37,003  Hilltop Holdings, Inc.                   681,225
       83,444  Hope Bancorp, Inc.                     1,194,084
       14,075  Independent Bank Corp.                 1,122,904
       16,429  Lakeland Financial Corp.                 739,798
       10,280  LegacyTexas Financial Group,
                  Inc.                                  409,555
       21,372  National Bank Holdings Corp.,
                  Class A                               683,049
        9,537  NBT Bancorp, Inc.                        339,708
       33,679  Opus Bank                                703,891
        7,766  Park National Corp.                      730,159
       21,861  Renasant Corp.                           776,503
       17,435  S&T Bancorp, Inc.                        669,853
       21,052  Sandy Spring Bancorp, Inc.               686,506
       38,034  Seacoast Banking Corp. of
                  Florida (a)                         1,046,696
       10,351  ServisFirst Bancshares, Inc.             349,346
       27,342  Simmons First National Corp.,
                  Class A                               676,441
       10,390  Southside Bancshares, Inc.               342,766
       13,193  Tompkins Financial Corp.                 970,213
        9,763  TriCo Bancshares                         368,260
       23,207  Trustmark Corp.                          731,717
       30,744  United Community Banks, Inc.             790,736
                                                ---------------
                                                     27,873,178
                                                ---------------
               BEVERAGES -- 0.2%
        4,109  Boston Beer (The) Co., Inc.,
                  Class A (a)                         1,023,798
        1,860  Coca-Cola Consolidated, Inc.             401,388
                                                ---------------
                                                      1,425,186
                                                ---------------
               BIOTECHNOLOGY -- 2.7%
       40,802  ACADIA Pharmaceuticals,
                  Inc. (a)                              929,470
        7,575  Acceleron Pharma, Inc. (a)               321,180
        8,469  Arena Pharmaceuticals, Inc. (a)          389,320
       25,995  Athenex, Inc. (a)                        305,441
        6,119  Blueprint Medicines Corp. (a)            441,119
       11,546  CRISPR Therapeutics AG (a) (b)           374,437
       27,824  Emergent BioSolutions, Inc. (a)        1,735,939
        9,315  Enanta Pharmaceuticals, Inc. (a)         739,890
       20,486  Genomic Health, Inc. (a)               1,553,044
       45,096  Halozyme Therapeutics, Inc. (a)          729,653
       13,092  Intercept Pharmaceuticals,
                  Inc. (a)                            1,579,943
       38,448  PTC Therapeutics, Inc. (a)             1,196,886
       20,005  Radius Health, Inc. (a)                  365,491
        7,864  REGENXBIO, Inc. (a)                      345,701


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       31,274  Repligen Corp. (a)               $     1,782,931
       14,577  Retrophin, Inc. (a)                      314,280
       50,498  Vanda Pharmaceuticals, Inc. (a)        1,370,011
       27,368  Xencor, Inc. (a)                         987,985
                                                ---------------
                                                     15,462,721
                                                ---------------
               BUILDING PRODUCTS -- 2.1%
       37,636  AAON, Inc.                             1,390,274
       27,207  Advanced Drainage Systems,
                  Inc.                                  693,779
       23,698  American Woodmark Corp. (a)            1,657,675
       44,205  Apogee Enterprises, Inc.               1,506,064
       90,710  Builders FirstSource, Inc. (a)         1,199,186
       25,924  Continental Building Products,
                  Inc. (a)                              682,838
       27,807  Gibraltar Industries, Inc. (a)           991,320
      136,502  NCI Building Systems, Inc. (a)         1,113,856
       11,141  Patrick Industries, Inc. (a)             444,526
       41,625  PGT Innovations, Inc. (a)                692,640
       50,829  Universal Forest Products, Inc.        1,566,550
                                                ---------------
                                                     11,938,708
                                                ---------------
               CAPITAL MARKETS -- 1.4%
       12,383  Blucora, Inc. (a)                        365,422
        9,612  Cohen & Steers, Inc.                     361,700
       37,274  Federated Investors, Inc.,
                  Class B                               973,970
        8,916  Hamilton Lane, Inc., Class A             323,383
        8,964  Houlihan Lokey, Inc.                     396,568
        8,511  PJT Partners, Inc., Class A              370,058
      106,413  TCG BDC, Inc. (b)                      1,589,810
       64,030  Virtu Financial, Inc., Class A         1,635,967
       91,228  Waddell & Reed Financial, Inc.,
                  Class A                             1,561,823
       49,606  WisdomTree Investments, Inc.             332,360
                                                ---------------
                                                      7,911,061
                                                ---------------
               CHEMICALS -- 2.2%
       67,765  AdvanSix, Inc. (a)                     2,144,085
        6,594  Chase Corp.                              664,807
       21,038  Ferro Corp. (a)                          350,704
       15,462  H.B. Fuller Co.                          763,668
       10,683  Innospec, Inc.                           750,694
       75,522  Kraton Corp. (a)                       2,129,720
      143,177  Kronos Worldwide, Inc.                 1,885,641
       25,702  Minerals Technologies, Inc.            1,505,366
       89,097  PQ Group Holdings, Inc. (a)            1,340,910
       13,374  Stepan Co.                             1,175,976
                                                ---------------
                                                     12,711,571
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 4.2%
       30,820  ABM Industries, Inc.                   1,053,736
      243,275  ACCO Brands Corp.                      2,148,118
       27,559  Advanced Disposal Services,
                  Inc. (a)                              694,487
       37,952  Brady Corp., Class A                   1,696,834
       57,894  Casella Waste Systems, Inc.,
                  Class A (a)                         1,743,767


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       49,162  Covanta Holding Corp.            $       791,508
       34,327  Deluxe Corp.                           1,612,339
       32,715  Herman Miller, Inc.                    1,119,834
       27,932  HNI Corp.                              1,085,717
       46,299  Interface, Inc.                          759,767
       80,068  Knoll, Inc.                            1,614,171
       32,485  Matthews International Corp.,
                  Class A                             1,445,258
       19,224  McGrath RentCorp                         968,890
       10,390  Mobile Mini, Inc.                        392,638
       47,005  Multi-Color Corp.                      2,188,083
      111,635  Pitney Bowes, Inc.                       804,888
       66,733  Steelcase, Inc., Class A               1,101,094
        9,223  UniFirst Corp.                         1,276,740
       20,951  US Ecology, Inc.                       1,333,950
       13,171  Viad Corp.                               694,112
                                                ---------------
                                                     24,525,931
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
       25,124  Casa Systems, Inc. (a)                   292,443
       44,918  EchoStar Corp., Class A (a)            1,840,740
        9,931  InterDigital, Inc.                       723,076
       41,881  NetScout Systems, Inc. (a)             1,085,974
      164,120  Viavi Solutions, Inc. (a)              1,825,015
                                                ---------------
                                                      5,767,248
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.2%
       30,209  Comfort Systems USA, Inc.              1,449,126
       24,417  Dycom Industries, Inc. (a)             1,417,407
       24,569  Granite Construction, Inc.             1,061,872
      108,656  KBR, Inc.                              1,868,883
       68,977  Primoris Services Corp.                1,376,091
                                                ---------------
                                                      7,173,379
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
      106,413  Summit Materials, Inc.,
                  Class A (a)                         1,623,862
                                                ---------------
               CONSUMER FINANCE -- 0.6%
       50,855  Enova International, Inc. (a)          1,172,207
       18,908  Nelnet, Inc., Class A                    994,561
       54,145  PRA Group, Inc. (a)                    1,597,819
                                                ---------------
                                                      3,764,587
                                                ---------------
               CONTAINERS & PACKAGING -- 0.2%
       35,557  Greif, Inc., Class A                   1,386,723
                                                ---------------
               DISTRIBUTORS -- 0.1%
       28,377  Core-Mark Holding Co., Inc.              791,151
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
       28,886  Career Education Corp. (a)               372,918
        2,575  Graham Holdings Co., Class B           1,712,375
       86,583  Laureate Education, Inc.,
                  Class A (a)                         1,385,328
        8,301  Sotheby's (a)                            335,278
                                                ---------------
                                                      3,805,899
                                                ---------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
       99,063  FGL Holdings (a)                 $       783,588
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
       18,447  ATN International, Inc.                1,375,777
       14,593  Cogent Communications
                  Holdings, Inc.                        707,031
       53,639  Iridium Communications,
                  Inc. (a)                            1,039,524
                                                ---------------
                                                      3,122,332
                                                ---------------
               ELECTRIC UTILITIES -- 0.4%
       19,741  El Paso Electric Co.                   1,036,797
       11,003  MGE Energy, Inc.                         707,603
        6,646  Otter Tail Corp.                         321,999
                                                ---------------
                                                      2,066,399
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.6%
       83,135  Atkore International Group,
                  Inc. (a)                            1,927,901
       24,520  AZZ, Inc.                              1,097,270
       26,296  Encore Wire Corp.                      1,417,354
      151,460  Sunrun, Inc. (a)                       2,014,418
       53,683  TPI Composites, Inc. (a)               1,624,984
       34,917  Vicor Corp. (a)                        1,375,381
                                                ---------------
                                                      9,457,308
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.0%
       18,222  Anixter International, Inc. (a)        1,106,258
       31,590  Belden, Inc.                           1,693,540
       15,575  Benchmark Electronics, Inc.              395,917
       25,483  CTS Corp.                                722,953
        9,270  ePlus, Inc. (a)                          734,369
       12,858  Fabrinet (a)                             730,849
        8,117  FARO Technologies, Inc. (a)              345,135
       10,163  II-VI, Inc. (a)                          385,787
       24,286  Insight Enterprises, Inc. (a)          1,115,213
       94,037  KEMET Corp.                            1,666,336
       24,785  Knowles Corp. (a)                        386,646
       42,492  Methode Electronics, Inc.              1,094,169
       13,711  Sanmina Corp. (a)                        428,057
       28,785  ScanSource, Inc. (a)                   1,102,753
                                                ---------------
                                                     11,907,982
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 4.2%
      176,171  Archrock, Inc.                         1,663,054
      122,178  C&J Energy Services, Inc. (a)          1,963,400
      104,835  Diamond Offshore Drilling,
                  Inc. (a)                            1,145,847
      399,371  Forum Energy Technologies,
                  Inc. (a)                            1,960,912
      185,587  FTS International, Inc. (a)            1,512,534
      304,880  Helix Energy Solutions Group,
                  Inc. (a)                            2,082,330
       40,328  Keane Group, Inc. (a)                    406,506


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
       36,694  Mammoth Energy Services,
                  Inc.                          $       812,038
      659,761  Nabors Industries Ltd.                 1,952,893
      109,051  Oceaneering International,
                  Inc. (a)                            1,711,010
       46,202  Oil States International,
                  Inc. (a)                              795,598
       53,552  ProPetro Holding Corp. (a)               875,040
      260,982  Select Energy Services, Inc.,
                  Class A (a)                         2,218,347
      393,887  Superior Energy Services,
                  Inc. (a)                            1,540,098
      162,024  U.S. Silica Holdings, Inc. (b)         2,184,084
      115,504  Unit Corp. (a)                         1,843,444
                                                ---------------
                                                     24,667,135
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.2%
       27,767  Acadia Realty Trust                      797,746
       22,319  Agree Realty Corp.                     1,473,724
       89,739  Alexander & Baldwin, Inc. (a)          2,067,587
       71,480  CareTrust REIT, Inc.                   1,571,130
       54,190  Chesapeake Lodging Trust               1,543,331
       34,096  Columbia Property Trust, Inc.            752,499
      108,992  DiamondRock Hospitality Co.            1,107,359
       23,182  Empire State Realty Trust, Inc.,
                  Class A                               358,394
       37,773  Four Corners Property Trust,
                  Inc.                                1,066,710
       11,217  Getty Realty Corp.                       359,617
       56,166  Global Net Lease, Inc.                 1,089,059
       51,950  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        1,173,550
       50,312  Industrial Logistics Properties
                  Trust                               1,081,205
       70,237  Kite Realty Group Trust                1,168,041
      200,902  Lexington Realty Trust                 1,930,668
       15,829  LTC Properties, Inc.                     750,928
       50,518  Mack-Cali Realty Corp.                 1,040,671
       24,934  National Storage Affiliates
                  Trust                                 725,579
       48,017  Office Properties Income Trust         1,537,984
       11,652  Pebblebrook Hotel Trust                  373,447
       82,316  Physicians Realty Trust                1,490,743
       38,718  Piedmont Office Realty Trust,
                  Inc., Class A                         749,580
       20,773  Retail Opportunity Investments
                  Corp.                                 364,982
       60,807  Retail Properties of America,
                  Inc., Class A                         768,600
       33,581  Rexford Industrial Realty, Inc.        1,128,322
       82,815  RPT Realty                             1,084,048
        6,986  Saul Centers, Inc.                       369,979
       10,204  Seritage Growth Properties,
                  Class A                               410,303
       26,518  STAG Industrial, Inc.                    731,101
      169,517  Summit Hotel Properties, Inc.          1,893,505
       16,315  Tanger Factory Outlet Centers,
                  Inc.                                  371,166


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       18,759  Terreno Realty Corp.             $       756,738
       15,991  Tier REIT, Inc.                          375,788
       19,848  Urban Edge Properties                    405,296
      271,506  Washington Prime Group, Inc.           1,542,154
       14,343  Washington Real Estate
                  Investment Trust                      363,595
       76,716  Xenia Hotels & Resorts, Inc.           1,439,959
                                                ---------------
                                                     36,215,088
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.9%
       11,163  PriceSmart, Inc.                         683,734
       28,063  Sprouts Farmers Market, Inc. (a)         672,951
      155,751  United Natural Foods, Inc. (a)         2,040,338
       34,521  Weis Markets, Inc.                     1,674,959
                                                ---------------
                                                      5,071,982
                                                ---------------
               FOOD PRODUCTS -- 1.7%
       34,232  B&G Foods, Inc. (b)                      912,625
        4,521  Calavo Growers, Inc.                     367,829
       31,194  Cal-Maine Foods, Inc.                  1,315,763
       23,338  Fresh Del Monte Produce, Inc.            746,349
       51,288  Freshpet, Inc. (a)                     1,844,829
      150,768  Hostess Brands, Inc. (a)               1,732,324
        6,845  J&J Snack Foods Corp.                  1,056,526
        6,645  Sanderson Farms, Inc.                    818,000
       34,908  Simply Good Foods (The)
                  Co. (a)                               690,829
        9,877  Tootsie Roll Industries,
                  Inc. (b)                              342,238
                                                ---------------
                                                      9,827,312
                                                ---------------
               GAS UTILITIES -- 0.1%
        8,115  Chesapeake Utilities Corp.               734,976
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.7%
        1,781  Atrion Corp.                           1,328,341
        7,365  Avanos Medical, Inc. (a)                 335,476
       23,157  Cardiovascular Systems, Inc. (a)         720,877
       15,415  CONMED Corp.                           1,084,445
       46,495  CryoLife, Inc. (a)                     1,297,676
       23,491  Glaukos Corp. (a)                      1,498,491
       17,303  Integer Holdings Corp. (a)             1,401,370
       14,244  iRhythm Technologies, Inc. (a)         1,210,740
       38,775  Natus Medical, Inc. (a)                1,308,269
       18,854  Orthofix Medical, Inc. (a)             1,020,190
       13,514  Quidel Corp. (a)                         784,217
       31,014  STAAR Surgical Co. (a)                 1,108,130
       26,064  Tandem Diabetes Care, Inc. (a)         1,133,263
       13,931  Varex Imaging Corp. (a)                  396,894
       36,357  Wright Medical Group N.V. (a)          1,084,893
                                                ---------------
                                                     15,713,272
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.0%
       29,111  AMN Healthcare Services,
                  Inc. (a)                            1,886,102
       27,619  BioTelemetry, Inc. (a)                 1,983,597
        5,345  CorVel Corp. (a)                         333,902


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
       49,017  Diplomat Pharmacy, Inc. (a)      $       710,746
       42,521  Ensign Group (The), Inc.               1,852,640
       14,055  LHC Group, Inc. (a)                    1,486,035
       23,194  Magellan Health, Inc. (a)              1,511,321
       12,615  National HealthCare Corp.              1,013,363
       67,117  Patterson Cos., Inc.                   1,496,038
       35,329  Premier, Inc., Class A (a)             1,405,741
       64,472  Select Medical Holdings
                  Corp. (a)                           1,007,053
       39,889  Tivity Health, Inc. (a)                  887,929
       16,115  US Physical Therapy, Inc.              1,706,417
                                                ---------------
                                                     17,280,884
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.2%
       68,440  Allscripts Healthcare Solutions,
                  Inc. (a)                              806,907
       66,141  Evolent Health, Inc.,
                  Class A (a)                         1,169,373
       58,635  HMS Holdings Corp. (a)                 1,758,464
       21,774  NextGen Healthcare, Inc. (a)             384,964
       21,547  Omnicell, Inc. (a)                     1,403,356
       20,695  Tabula Rasa HealthCare, Inc. (a)       1,247,495
                                                ---------------
                                                      6,770,559
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.3%
       13,047  BJ's Restaurants, Inc.                   650,132
       18,439  Bloomin' Brands, Inc.                    339,831
       30,003  Brinker International, Inc.            1,215,721
       22,745  Cheesecake Factory (The), Inc.         1,020,796
       22,209  Dave & Buster's Entertainment,
                  Inc.                                1,142,653
       24,494  Dine Brands Global, Inc.               1,868,157
       37,606  International Speedway Corp.,
                  Class A                             1,633,981
        8,499  Jack in the Box, Inc.                    687,994
        8,286  Papa John's International,
                  Inc. (b)                              350,415
      137,641  Playa Hotels & Resorts N.V. (a)        1,084,611
       44,800  SeaWorld Entertainment,
                  Inc. (a)                            1,167,040
        7,263  Shake Shack, Inc., Class A (a)           346,881
       25,695  Wingstop, Inc.                         1,686,877
                                                ---------------
                                                     13,195,089
                                                ---------------
               HOUSEHOLD DURABLES -- 3.1%
        2,530  Cavco Industries, Inc. (a)               420,714
       19,583  Installed Building Products,
                  Inc. (a)                              824,640
       19,697  iRobot Corp. (a)                       1,768,594
       69,085  KB Home                                1,479,110
       35,714  La-Z-Boy, Inc.                         1,057,849
       29,180  LGI Homes, Inc. (a) (b)                1,730,374
       58,677  M.D.C. Holdings, Inc.                  1,932,233
       44,918  Meritage Homes Corp. (a)               2,024,903
      103,736  Taylor Morrison Home Corp.,
                  Class A (a)                         1,960,610
        7,968  Tempur Sealy International,
                  Inc. (a)                              422,463


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
       36,654  TopBuild Corp. (a)               $     1,935,698
      150,906  TRI Pointe Group, Inc. (a)             2,029,686
       10,449  Tupperware Brands Corp.                  284,944
                                                ---------------
                                                     17,871,818
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       31,668  Central Garden & Pet Co.,
                  Class A (a)                         1,128,014
        9,000  WD-40 Co.                              1,635,750
                                                ---------------
                                                      2,763,764
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.5%
       38,247  Clearway Energy, Inc., Class C           577,147
       18,922  Ormat Technologies, Inc.               1,091,989
       53,150  Pattern Energy Group, Inc.,
                  Class A                             1,131,032
                                                ---------------
                                                      2,800,168
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
       27,346  Raven Industries, Inc.                 1,011,529
                                                ---------------
               INSURANCE -- 1.9%
        5,819  AMERISAFE, Inc.                          345,707
        9,810  Argo Group International
                  Holdings Ltd.                         654,719
       23,580  Employers Holdings, Inc.                 999,085
       15,075  FBL Financial Group, Inc.,
                  Class A                             1,058,567
       26,425  Horace Mann Educators Corp.            1,100,601
        9,028  James River Group Holdings
                  Ltd.                                  348,210
       23,750  Kinsale Capital Group, Inc.            1,377,500
        6,379  Mercury General Corp.                    329,794
        4,388  National Western Life Group,
                  Inc., Class A                       1,330,880
        8,133  ProAssurance Corp.                       346,954
        8,065  Safety Insurance Group, Inc.             663,830
       34,220  Third Point Reinsurance Ltd. (a)         359,652
       12,957  Trupanion, Inc. (a) (b)                  344,008
        5,949  United Fire Group, Inc.                  309,348
       34,798  Universal Insurance Holdings,
                  Inc.                                1,312,581
                                                ---------------
                                                     10,881,436
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.9%
       76,716  Cars.com, Inc. (a)                     2,095,114
      103,801  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                   1,729,325
       30,852  Match Group, Inc.                      1,650,273
                                                ---------------
                                                      5,474,712
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.5%
       42,173  Liberty Expedia Holdings, Inc.,
                  Class A (a)                         1,728,671
       61,775  Quotient Technology, Inc. (a)            617,750
        8,194  Shutterfly, Inc. (a)                     376,596


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                  RETAIL (CONTINUED)
        9,161  Shutterstock, Inc.               $       366,532
                                                ---------------
                                                      3,089,549
                                                ---------------
               IT SERVICES -- 1.7%
       20,767  CSG Systems International, Inc.          751,558
       57,470  EVERTEC, Inc.                          1,590,195
        6,269  ExlService Holdings, Inc. (a)            360,467
       18,924  ManTech International Corp.,
                  Class A                             1,066,746
       19,697  MongoDB, Inc. (a) (b)                  1,819,215
       52,865  NIC, Inc.                                866,986
       75,835  Presidio, Inc.                         1,208,052
       26,678  Sykes Enterprises, Inc. (a)              735,512
       30,982  Virtusa Corp. (a)                      1,503,247
                                                ---------------
                                                      9,901,978
                                                ---------------
               LEISURE PRODUCTS -- 0.4%
       46,969  Acushnet Holdings Corp.                1,079,817
       64,682  Callaway Golf Co.                      1,053,670
                                                ---------------
                                                      2,133,487
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.6%
       14,274  Luminex Corp.                            398,102
       31,162  Medpace Holdings, Inc. (a)             2,006,833
       52,320  NeoGenomics, Inc. (a)                    869,558
                                                ---------------
                                                      3,274,493
                                                ---------------
               MACHINERY -- 4.6%
       15,716  Actuant Corp., Class A                   359,739
       12,799  Alamo Group, Inc.                      1,102,378
       21,136  Albany International Corp.,
                  Class A                             1,451,198
       13,116  Altra Industrial Motion Corp.            401,481
       10,927  Astec Industries, Inc.                   404,518
       25,364  Chart Industries, Inc. (a)             1,894,691
       18,383  Douglas Dynamics, Inc.                   650,758
       16,466  EnPro Industries, Inc.                 1,087,579
       25,010  ESCO Technologies, Inc.                1,628,401
       66,308  Federal Signal Corp.                   1,457,450
       15,386  Franklin Electric Co., Inc.              735,143
       41,715  Greenbrier (The) Cos., Inc.            1,769,133
       49,831  Harsco Corp. (a)                       1,061,400
       12,149  Kadant, Inc.                           1,036,310
       39,016  Meritor, Inc. (a)                        806,851
       83,233  Milacron Holdings Corp. (a)            1,153,609
       28,243  Mueller Industries, Inc.                 731,776
      108,752  Mueller Water Products, Inc.,
                  Class A                             1,074,470
      131,776  REV Group, Inc.                        1,095,059
       23,554  SPX Corp. (a)                            700,731
       32,532  SPX FLOW, Inc. (a)                     1,066,074
       14,731  Standex International Corp.            1,098,638
        6,330  Tennant Co.                              371,761
       36,264  TriMas Corp. (a)                       1,051,293
      126,101  Wabash National Corp.                  1,757,848
       10,224  Watts Water Technologies, Inc.,
                  Class A                               765,471
                                                ---------------
                                                     26,713,760
                                                ---------------


Page 50                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MARINE -- 0.3%
       51,511  Matson, Inc.                     $     1,726,134
                                                ---------------
               MEDIA -- 2.8%
       18,033  AMC Networks, Inc.,
                  Class A (a)                         1,134,997
      133,663  Emerald Expositions Events,
                  Inc.                                1,898,015
      288,862  Entercom Communications
                  Corp., Class A                      2,117,358
      154,692  Gannett Co., Inc.                      1,715,534
      111,900  Gray Television, Inc. (a)              1,869,849
       12,702  Meredith Corp.                           689,338
       56,007  MSG Networks, Inc.,
                  Class A (a)                         1,254,557
      114,047  New Media Investment Group,
                  Inc.                                1,559,022
        8,194  Scholastic Corp.                         341,608
       62,620  Sinclair Broadcast Group, Inc.,
                  Class A                             1,929,322
      151,739  TEGNA, Inc.                            1,781,416
                                                ---------------
                                                     16,291,016
                                                ---------------
               METALS & MINING -- 1.4%
      146,614  AK Steel Holding Corp. (a) (b)           432,511
      147,598  Coeur Mining, Inc. (a)                   760,130
       82,367  Commercial Metals Co.                  1,437,304
        7,913  Compass Minerals International,
                  Inc.                                  413,454
      419,340  Hecla Mining Co.                       1,132,218
        3,695  Kaiser Aluminum Corp.                    370,867
       14,665  Materion Corp.                           688,229
       54,729  Warrior Met Coal, Inc.                 1,572,364
       37,874  Worthington Industries, Inc.           1,428,986
                                                ---------------
                                                      8,236,063
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.9%
       79,203  Apollo Commercial Real Estate
                  Finance, Inc.                       1,441,495
       91,127  Invesco Mortgage Capital, Inc.         1,467,145
       86,131  KKR Real Estate Finance Trust,
                  Inc.                                1,776,021
       64,662  Ladder Capital Corp.                   1,119,299
       70,866  PennyMac Mortgage
                  Investment Trust                    1,434,328
       87,560  Redwood Trust, Inc.                    1,412,343
       54,138  TPG RE Finance Trust, Inc.             1,073,556
      102,767  Two Harbors Investment Corp.           1,499,370
                                                ---------------
                                                     11,223,557
                                                ---------------
               MULTILINE RETAIL -- 0.6%
       45,627  Big Lots, Inc.                         1,439,075
       27,349  Dillard's, Inc., Class A (b)           1,826,640
                                                ---------------
                                                      3,265,715
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.4%
       19,875  Arch Coal, Inc., Class A               1,751,584
       19,359  California Resources Corp. (a)           390,084


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
      251,817  Gulfport Energy Corp. (a)        $     2,112,744
      455,636  Laredo Petroleum, Inc. (a)             1,731,417
       95,756  SemGroup Corp., Class A                1,534,011
       15,408  World Fuel Services Corp.                383,505
                                                ---------------
                                                      7,903,345
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.7%
       69,157  Boise Cascade Co.                      1,899,743
       11,198  Neenah, Inc.                             780,165
       52,676  Schweitzer-Mauduit
                  International, Inc.                 1,688,792
                                                ---------------
                                                      4,368,700
                                                ---------------
               PERSONAL PRODUCTS -- 0.4%
       25,155  Inter Parfums, Inc.                    1,671,801
        5,277  Medifast, Inc.                           671,446
                                                ---------------
                                                      2,343,247
                                                ---------------
               PHARMACEUTICALS -- 1.3%
       74,075  Corcept Therapeutics, Inc. (a)           828,158
       94,522  Innoviva, Inc. (a)                     1,616,326
        6,752  MyoKardia, Inc. (a)                      279,398
       30,672  Pacira Pharmaceuticals, Inc. (a)       1,247,737
       53,414  Prestige Consumer Healthcare,
                  Inc. (a)                            1,491,319
       11,760  Reata Pharmaceuticals, Inc.,
                  Class A (a)                           938,095
       38,673  Theravance Biopharma,
                  Inc. (a) (b)                        1,007,432
                                                ---------------
                                                      7,408,465
                                                ---------------
               PROFESSIONAL SERVICES -- 0.9%
       66,981  CBIZ, Inc. (a)                         1,312,828
       26,021  Exponent, Inc.                         1,300,009
       20,369  ICF International, Inc.                1,342,724
       59,304  TrueBlue, Inc. (a)                     1,446,425
                                                ---------------
                                                      5,401,986
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       19,896  HFF, Inc., Class A                       824,092
       19,218  Marcus & Millichap, Inc. (a)             761,033
      112,357  Realogy Holdings Corp. (b)             1,994,337
        6,215  RMR Group (The), Inc., Class A           410,252
       25,048  St Joe (The) Co. (a)                     389,747
                                                ---------------
                                                      4,379,461
                                                ---------------
               ROAD & RAIL -- 1.9%
       48,144  ArcBest Corp.                          1,811,177
       29,349  Avis Budget Group, Inc. (a)              781,857
       72,105  Heartland Express, Inc.                1,442,821
      120,836  Hertz Global Holdings, Inc. (a)        2,004,669
       20,376  Marten Transport Ltd.                    394,276
       11,820  Saia, Inc. (a)                           708,846
       88,345  Schneider National, Inc.,
                  Class B                             1,876,448
       55,836  Werner Enterprises, Inc.               1,838,121
                                                ---------------
                                                     10,858,215
                                                ---------------


                        See Notes to Financial Statements                Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.2%
       15,368  Advanced Energy Industries,
                  Inc. (a)                      $       788,225
      251,433  Amkor Technology, Inc. (a)             2,011,464
       25,201  Brooks Automation, Inc.                  784,507
       29,826  Cirrus Logic, Inc. (a)                 1,108,036
       51,129  Diodes, Inc. (a)                       1,719,468
       10,261  Inphi Corp. (a)                          404,694
                                                ---------------
                                                      6,816,394
                                                ---------------
               SOFTWARE -- 4.9%
       54,858  8x8, Inc. (a)                            966,049
       31,799  Alarm.com Holdings, Inc. (a)           2,001,111
       27,735  Alteryx, Inc., Class A (a)             1,973,345
       16,711  Appfolio, Inc., Class A (a)            1,057,973
      113,283  Avaya Holdings Corp. (a)               1,915,616
       24,167  Blackline, Inc. (a)                    1,149,866
       13,745  Bottomline Technologies DE,
                  Inc. (a)                              709,929
       56,390  Cision Ltd. (a)                          699,236
       26,166  Cornerstone OnDemand, Inc. (a)         1,500,358
       20,119  Envestnet, Inc. (a)                    1,091,456
       29,059  Everbridge, Inc. (a)                   1,797,590
       37,726  Five9, Inc. (a)                        1,928,930
       12,692  ForeScout Technologies, Inc. (a)         387,106
       35,178  Instructure, Inc. (a)                  1,390,586
       17,491  LivePerson, Inc. (a)                     410,514
       27,885  Progress Software Corp.                1,010,274
       21,012  PROS Holdings, Inc. (a)                  727,015
       19,972  Q2 Holdings, Inc. (a)                  1,186,936
       42,347  Rapid7, Inc. (a)                       1,701,503
       16,018  SPS Commerce, Inc. (a)                 1,420,156
      105,169  TiVo Corp.                             1,170,531
        6,236  Varonis Systems, Inc. (a)                368,423
       23,390  Verint Systems, Inc. (a)               1,131,374
       44,428  Yext, Inc. (a)                           692,633
                                                ---------------
                                                     28,388,510
                                                ---------------
               SPECIALTY RETAIL -- 4.0%
       65,811  Abercrombie & Fitch Co.,
                  Class A                             1,426,124
       14,846  Asbury Automotive Group,
                  Inc. (a)                            1,048,870
      145,707  Bed Bath & Beyond, Inc.                2,198,719
       68,228  Buckle (The), Inc. (b)                 1,185,120
       47,414  Caleres, Inc.                          1,414,834
       30,255  Carvana Co. (a) (b)                    1,123,973
      293,488  Chico's FAS, Inc.                      1,702,230
        7,323  Children's Place (The), Inc.             708,573
       42,292  Dick's Sporting Goods, Inc.            1,493,331
       13,355  DSW, Inc., Class A                       363,924
       31,286  Group 1 Automotive, Inc.               1,909,385
       17,287  Lithia Motors, Inc., Class A           1,537,679
       23,991  Monro, Inc.                            1,719,195
       12,913  Murphy USA, Inc. (a)                     949,751
      511,443  Office Depot, Inc.                     1,508,757
      165,271  Party City Holdco, Inc. (a)            1,824,592


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       58,043  Sally Beauty Holdings, Inc. (a)  $       999,500
                                                ---------------
                                                     23,114,557
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.1%
       32,437  3D Systems Corp. (a)                     413,896
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.9%
       63,487  Crocs, Inc. (a)                        1,823,347
       41,943  Fossil Group, Inc. (a)                   711,353
       47,312  G-III Apparel Group Ltd. (a)           1,649,769
       13,931  Oxford Industries, Inc.                1,066,836
                                                ---------------
                                                      5,251,305
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 1.1%
       13,101  Axos Financial, Inc. (a)                 397,746
       25,833  Capitol Federal Financial, Inc.          332,471
       24,991  Flagstar Bancorp, Inc. (a)               770,972
       25,732  Kearny Financial Corp.                   330,399
       73,923  NMI Holdings, Inc., Class A (a)        1,626,306
       19,474  Northwest Bancshares, Inc.               343,521
       27,342  Provident Financial Services,
                  Inc.                                  675,621
       15,254  Walker & Dunlop, Inc.                    733,260
       37,052  Washington Federal, Inc.               1,077,843
        8,702  WSFS Financial Corp.                     366,963
                                                ---------------
                                                      6,655,102
                                                ---------------
               TOBACCO -- 0.2%
       24,368  Universal Corp.                        1,406,034
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 3.2%
       95,673  Aircastle Ltd.                         1,993,825
        6,116  Applied Industrial Technologies,
                  Inc.                                  360,905
       31,199  Beacon Roofing Supply, Inc. (a)        1,133,460
      106,551  BMC Stock Holdings, Inc. (a)           1,828,415
      110,996  GMS, Inc. (a)                          2,101,154
       63,463  Herc Holdings, Inc. (a)                2,351,304
        5,881  Kaman Corp.                              347,685
      107,892  MRC Global, Inc. (a)                   1,685,273
       56,681  NOW, Inc. (a)                            766,894
       47,837  Rush Enterprises, Inc., Class A        1,829,765
       41,425  Systemax, Inc.                           966,860
       53,087  Triton International Ltd.              1,908,478
       27,490  WESCO International, Inc. (a)          1,440,476
                                                ---------------
                                                     18,714,494
                                                ---------------
               WATER UTILITIES -- 0.5%
       14,762  American States Water Co.                999,682
       27,686  California Water Service Group         1,371,011
       11,862  SJW Group                                711,127
                                                ---------------
                                                      3,081,820
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.9%
       29,820  Shenandoah
                  Telecommunications Co.              1,420,327


Page 52                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                 SERVICES (CONTINUED)
       50,688  Telephone & Data Systems, Inc.   $     1,835,919
       31,737  United States Cellular Corp. (a)       1,827,416
                                                ---------------
                                                      5,083,662
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          580,589,479
               (Cost $586,513,147)              ---------------

               MONEY MARKET FUNDS -- 0.3%
      942,047  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                         942,047
      606,128  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                     606,128
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                             1,548,175
               (Cost $1,548,175)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.7%
$   4,295,541  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $4,295,849. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.25%, due
                  11/15/27. The value of the
                  collateral including accrued
                  interest is $4,402,809. (d)         4,295,541
    5,327,431  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $5,327,801. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.375%, due
                  01/31/23. The value of the
                  collateral including accrued
                  interest is $5,433,979. (d)         5,327,431
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.7%                             9,622,972
               (Cost $9,622,972)                ---------------

               TOTAL INVESTMENTS -- 101.9%          591,760,626
               (Cost $597,684,294) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.9)%             (10,813,754)
                                                ---------------
               NET ASSETS -- 100.0%             $   580,946,872
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,417,192 and the total value of the collateral held by the Fund is $10,565,019.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $36,723,334 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,647,002. The net unrealized depreciation was $5,923,668.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  580,589,479   $          --   $         --
Money Market
   Funds                1,548,175              --             --
Repurchase
   Agreements                  --       9,622,972             --
                   ---------------------------------------------
Total Investments  $  582,137,654  $    9,622,972   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 53

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    10,417,192
Non-cash Collateral(2)                              (10,417,192)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     9,622,972
Non-cash Collateral(4)                               (9,622,972)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.8%
       11,274  General Dynamics Corp.           $     1,929,771
       19,128  Huntington Ingalls Industries,
                  Inc.                                3,948,976
        7,237  Northrop Grumman Corp.                 1,994,155
       11,557  Raytheon Co.                           1,904,131
       50,498  Spirit AeroSystems Holdings,
                  Inc., Class A                       4,211,533
      115,608  Textron, Inc.                          6,153,814
                                                ---------------
                                                     20,142,380
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.2%
       21,076  C.H. Robinson Worldwide, Inc.          1,828,765
       56,411  FedEx Corp.                           10,016,901
       18,171  United Parcel Service, Inc.,
                  Class B                             1,915,223
                                                ---------------
                                                     13,760,889
                                                ---------------
               AIRLINES -- 2.3%
       55,194  American Airlines Group, Inc.          1,974,289
      145,905  Delta Air Lines, Inc.                  7,212,084
      195,801  Southwest Airlines Co.                11,113,665
       63,500  United Continental Holdings,
                  Inc. (a)                            5,541,645
                                                ---------------
                                                     25,841,683
                                                ---------------
               AUTO COMPONENTS -- 1.6%
      153,045  BorgWarner, Inc.                       6,259,540
       74,074  Lear Corp.                            11,402,211
                                                ---------------
                                                     17,661,751
                                                ---------------
               AUTOMOBILES -- 1.5%
    1,189,653  Ford Motor Co.                        10,468,946
      158,948  General Motors Co.                     6,202,151
                                                ---------------
                                                     16,671,097
                                                ---------------
               BANKS -- 6.4%
      147,741  Bank of America Corp.                  4,206,186
       84,034  BB&T Corp.                             4,100,859
      244,893  Citizens Financial Group, Inc.         8,306,771
      309,421  Fifth Third Bancorp                    8,298,671
       37,291  JPMorgan Chase & Co.                   3,859,619
      359,730  KeyCorp                                5,924,753
       12,382  M&T Bank Corp.                         2,037,334
       45,478  PNC Financial Services Group
                  (The), Inc.                         5,578,786
      397,370  Regions Financial Corp.                6,028,103
      144,344  SunTrust Banks, Inc.                   8,576,920
       38,780  U.S. Bancorp                           1,983,985
      115,382  Wells Fargo & Co.                      5,643,334
      130,506  Zions Bancorp N.A.                     6,210,781
                                                ---------------
                                                     70,756,102
                                                ---------------
               BEVERAGES -- 1.1%
       69,122  Keurig Dr Pepper, Inc.                 1,881,501
      162,052  Molson Coors Brewing Co.,
                  Class B                            10,794,284
                                                ---------------
                                                     12,675,785
                                                ---------------
               BIOTECHNOLOGY -- 0.4%
       12,097  Biogen, Inc. (a)                       4,037,737
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS -- 0.7%
      245,554  Johnson Controls International
                  PLC                           $     8,292,359
                                                ---------------
               CAPITAL MARKETS -- 3.5%
       16,980  Ameriprise Financial, Inc.             2,149,668
      112,956  Bank of New York Mellon (The)
                  Corp.                               5,909,858
       59,753  Franklin Resources, Inc.               1,769,286
       31,827  Goldman Sachs Group (The),
                  Inc.                                6,302,064
      543,659  Invesco Ltd.                           9,905,467
      134,093  Morgan Stanley                         5,672,134
       21,202  Northern Trust Corp.                   1,875,529
       84,300  State Street Corp.                     5,976,870
                                                ---------------
                                                     39,560,876
                                                ---------------
               CHEMICALS -- 2.6%
       11,073  Air Products & Chemicals, Inc.         1,820,291
       22,996  Albemarle Corp.                        1,856,467
       33,139  DowDuPont, Inc.                        1,783,210
      124,481  Eastman Chemical Co.                  10,035,658
      109,437  LyondellBasell Industries N.V.,
                  Class A                             9,517,736
       60,673  Mosaic (The) Co.                       1,958,524
       17,336  PPG Industries, Inc.                   1,827,908
                                                ---------------
                                                     28,799,794
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.3%
       50,498  Republic Services, Inc.                3,873,702
                                                ---------------
               CONSUMER FINANCE -- 2.8%
      321,301  Ally Financial, Inc.                   8,373,104
       96,318  Capital One Financial Corp.            7,762,268
       90,146  Discover Financial Services            6,083,953
      310,345  Synchrony Financial                    9,322,764
                                                ---------------
                                                     31,542,089
                                                ---------------
               CONTAINERS & PACKAGING -- 2.6%
      225,491  International Paper Co.               10,695,038
       87,235  Packaging Corp. of America             8,228,005
      241,018  WestRock Co.                           9,811,843
                                                ---------------
                                                     28,734,886
                                                ---------------
               DISTRIBUTORS -- 0.5%
      224,054  LKQ Corp. (a)                          5,874,696
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.0%
      106,570  AXA Equitable Holdings, Inc.           1,975,808
       44,573  Berkshire Hathaway, Inc.,
                  Class B (a)                         9,161,534
                                                ---------------
                                                     11,137,342
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.3%
      318,881  AT&T, Inc.                             9,585,563
      600,716  CenturyLink, Inc.                      9,202,969
      129,503  Verizon Communications, Inc.           7,130,435
                                                ---------------
                                                     25,918,967
                                                ---------------


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 4.7%
       86,161  Alliant Energy Corp.             $     3,831,579
       48,707  American Electric Power Co.,
                  Inc.                                3,853,698
       42,183  Duke Energy Corp.                      3,702,824
       64,124  Edison International                   3,653,144
       42,295  Entergy Corp.                          3,772,291
       64,124  Evergy, Inc.                           3,675,588
       55,971  Eversource Energy                      3,884,947
      161,434  Exelon Corp.                           7,710,088
      306,554  PG&E Corp. (a)                         3,985,202
      187,674  PPL Corp.                              5,877,950
       82,885  Southern (The) Co.                     4,028,211
       73,886  Xcel Energy, Inc.                      3,868,671
                                                ---------------
                                                     51,844,193
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       77,436  Eaton Corp. PLC                        5,904,495
       60,926  Emerson Electric Co.                   3,988,825
                                                ---------------
                                                      9,893,320
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.7%
       96,267  TE Connectivity Ltd.                   7,792,814
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
       68,960  National Oilwell Varco, Inc.           2,032,941
                                                ---------------
               ENTERTAINMENT -- 1.4%
      354,118  Viacom, Inc., Class B                 10,418,152
       48,489  Walt Disney (The) Co.                  5,407,493
                                                ---------------
                                                     15,825,645
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
      436,753  Host Hotels & Resorts, Inc.            7,887,759
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.3%
      330,940  Kroger (The) Co.                       9,375,530
       77,811  Walgreens Boots Alliance, Inc.         5,622,623
                                                ---------------
                                                     14,998,153
                                                ---------------
               FOOD PRODUCTS -- 5.2%
      177,707  Archer-Daniels-Midland Co.             7,979,044
       99,491  Bunge Ltd.                             5,478,969
      248,915  Conagra Brands, Inc.                   5,386,521
       93,485  General Mills, Inc.                    4,154,473
       16,536  Hershey (The) Co.                      1,754,470
       41,525  Hormel Foods Corp.                     1,757,338
       97,345  J.M. Smucker (The) Co.                10,209,544
      211,451  Kraft Heinz (The) Co.                 10,162,335
      170,428  Tyson Foods, Inc., Class A            10,552,902
                                                ---------------
                                                     57,435,596
                                                ---------------
               GAS UTILITIES -- 0.3%
       39,261  Atmos Energy Corp.                     3,833,051
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.2%
       17,186  Danaher Corp.                          1,906,271
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.8%
       23,820  AmerisourceBergen Corp.          $     1,985,873
       13,861  Anthem, Inc.                           4,199,883
      163,244  Cardinal Health, Inc.                  8,157,303
       70,741  DaVita, Inc. (a)                       3,970,692
       72,023  Laboratory Corp. of America
                  Holdings (a)                       10,036,405
       63,850  Quest Diagnostics, Inc.                5,577,298
       62,463  Universal Health Services, Inc.,
                  Class B                             8,278,221
                                                ---------------
                                                     42,205,675
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
      101,388  Cerner Corp. (a)                       5,567,215
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.6%
      183,528  Aramark                                6,047,248
      184,602  Carnival Corp.                        10,629,383
       24,683  Hilton Worldwide Holdings, Inc.        1,838,390
      375,138  MGM Resorts International             11,044,063
      171,754  Norwegian Cruise Line
                  Holdings Ltd. (a)                   8,833,308
       74,452  Royal Caribbean Cruises Ltd.           8,937,963
      108,570  Yum China Holdings, Inc.               3,957,376
                                                ---------------
                                                     51,287,731
                                                ---------------
               HOUSEHOLD DURABLES -- 3.3%
      262,575  D.R. Horton, Inc.                     10,096,009
       57,491  Garmin Ltd.                            3,977,227
      185,969  Lennar Corp., Class A                  8,818,650
       77,811  Mohawk Industries, Inc. (a)           10,021,279
        1,494  NVR, Inc. (a)                          3,974,040
                                                ---------------
                                                     36,887,205
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       19,281  Procter & Gamble (The) Co.             1,860,038
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
        9,301  3M Co.                                 1,862,990
                                                ---------------
               INSURANCE -- 8.9%
      159,805  Aflac, Inc.                            7,622,698
       88,112  Allstate (The) Corp.                   7,742,401
       19,577  American Financial Group, Inc.         1,867,450
      136,240  Arch Capital Group Ltd. (a)            3,998,644
       41,158  Chubb Ltd.                             5,476,072
       94,041  Cincinnati Financial Corp.             7,628,606
      231,574  Fidelity National Financial,
                  Inc.                                8,373,716
       39,871  Hartford Financial Services
                  Group (The), Inc.                   1,870,747
      141,896  Lincoln National Corp.                 8,299,497
      116,802  Loews Corp.                            5,594,816
        3,507  Markel Corp. (a)                       3,694,660
      129,489  MetLife, Inc.                          5,913,763
      164,833  Principal Financial Group, Inc.        8,253,188
       89,279  Prudential Financial, Inc.             8,226,167
      122,110  Torchmark Corp.                       10,227,934
       30,400  Travelers (The) Cos., Inc.             3,816,416
                                                ---------------
                                                     98,606,775
                                                ---------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES -- 0.5%
       27,919  Cognizant Technology Solutions
                  Corp., Class A                $     1,945,396
       69,051  Leidos Holdings, Inc.                  4,004,958
                                                ---------------
                                                      5,950,354
                                                ---------------
               MACHINERY -- 2.8%
       27,240  Cummins, Inc.                          4,007,276
       51,309  Dover Corp.                            4,506,470
       39,903  Ingersoll-Rand PLC                     3,991,896
      159,273  PACCAR, Inc.                          10,435,567
       35,650  Parker-Hannifin Corp.                  5,875,477
       14,801  Stanley Black & Decker, Inc.           1,871,438
                                                ---------------
                                                     30,688,124
                                                ---------------
               MEDIA -- 2.0%
       40,537  CBS Corp., Class B                     2,004,960
      267,279  Comcast Corp., Class A                 9,774,393
      126,348  Liberty Broadband Corp.,
                  Class C (a)                        10,742,107
                                                ---------------
                                                     22,521,460
                                                ---------------
               METALS & MINING -- 1.9%
      882,721  Freeport-McMoRan, Inc.                10,274,873
      175,659  Nucor Corp.                           10,757,357
                                                ---------------
                                                     21,032,230
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.9%
      926,766  Annaly Capital Management,
                  Inc.                                9,675,437
                                                ---------------
               MULTILINE RETAIL -- 2.3%
       33,682  Dollar General Corp.                   3,887,913
       58,866  Dollar Tree, Inc. (a)                  5,699,995
      305,603  Macy's, Inc.                           8,037,359
      110,163  Target Corp.                           8,041,899
                                                ---------------
                                                     25,667,166
                                                ---------------
               MULTI-UTILITIES -- 2.9%
       55,808  Ameren Corp.                           3,869,727
      257,906  CenterPoint Energy, Inc.               7,974,453
       69,537  Consolidated Edison, Inc.              5,399,548
       50,942  Dominion Energy, Inc.                  3,578,166
       33,004  DTE Energy Co.                         3,886,221
      102,148  Public Service Enterprise
                  Group, Inc.                         5,572,173
       25,588  WEC Energy Group, Inc.                 1,868,692
                                                ---------------
                                                     32,148,980
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.3%
       66,924  Chevron Corp.                          7,672,837
      106,770  Exxon Mobil Corp.                      7,824,106
      115,232  Kinder Morgan, Inc.                    2,085,699
      123,380  Marathon Petroleum Corp.               8,175,159
      105,640  Phillips 66                           10,079,112
      147,608  Targa Resources Corp.                  6,348,620
      121,393  Valero Energy Corp.                   10,660,733
      241,125  Williams (The) Cos., Inc.              6,493,496
                                                ---------------
                                                     59,339,762
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PERSONAL PRODUCTS -- 0.6%
      810,490  Coty, Inc., Class A              $     6,289,402
                                                ---------------
               PHARMACEUTICALS -- 2.2%
       68,089  Allergan PLC                           9,803,454
      265,718  Mylan N.V. (a)                         7,958,254
      137,208  Perrigo Co. PLC                        6,373,312
                                                ---------------
                                                     24,135,020
                                                ---------------
               PROFESSIONAL SERVICES -- 0.2%
       19,030  Equifax, Inc.                          2,036,591
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       90,917  CBRE Group, Inc., Class A (a)          4,159,453
                                                ---------------
               ROAD & RAIL -- 0.7%
       76,278  Kansas City Southern                   8,066,398
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.5%
       79,332  Skyworks Solutions, Inc.               5,794,409
                                                ---------------
               SOFTWARE -- 0.9%
      385,323  Symantec Corp.                         8,099,490
       21,038  Synopsys, Inc. (a)                     1,963,897
                                                ---------------
                                                     10,063,387
                                                ---------------
               SPECIALTY RETAIL -- 1.3%
       11,256  Advance Auto Parts, Inc.               1,791,955
       68,738  Best Buy Co., Inc.                     4,072,039
       28,252  CarMax, Inc. (a)                       1,660,653
      282,635  Gap (The), Inc.                        7,190,234
                                                ---------------
                                                     14,714,881
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.5%
      688,936  Hewlett Packard Enterprise Co.        10,740,512
      259,863  HP, Inc.                               5,724,782
      246,168  Western Digital Corp.                 11,075,098
                                                ---------------
                                                     27,540,392
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.1%
       97,911  PVH Corp.                             10,683,069
       52,512  Tapestry, Inc.                         2,032,740
                                                ---------------
                                                     12,715,809
                                                ---------------
               TOBACCO -- 0.5%
      107,649  Altria Group, Inc.                     5,312,478
                                                ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.7%
      114,458  T-Mobile US, Inc. (a)                  7,968,566
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,112,829,806
               (Cost $1,126,133,246)            ---------------

               MONEY MARKET FUNDS -- 0.3%
    2,963,302  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (b)                   2,963,302
               (Cost $2,963,302)                ---------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2019 (UNAUDITED)

               DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.2%      $ 1,115,793,108
               (Cost $1,129,096,548) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%              (2,032,662)
                                                ---------------
               NET ASSETS -- 100.0%              $1,113,760,446
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $58,747,023 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $72,050,463. The net unrealized depreciation was $13,303,440.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $1,112,829,806   $          --   $         --
Money Market
   Funds                2,963,302              --             --
                   ---------------------------------------------
Total Investments  $1,115,793,108   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 58                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.7%
       18,067  Boeing (The) Co.                 $     6,966,997
       10,533  Harris Corp.                           1,613,445
       17,134  TransDigm Group, Inc. (a)              6,699,394
                                                ---------------
                                                     15,279,836
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
      106,964  Expeditors International of
                  Washington, Inc.                    7,412,605
                                                ---------------
               AUTOMOBILES -- 0.8%
       21,884  Tesla, Inc. (a)                        6,718,826
                                                ---------------
               BANKS -- 0.5%
       48,964  First Republic Bank                    4,731,391
                                                ---------------
               BEVERAGES -- 0.2%
       29,809  Brown-Forman Corp., Class B            1,408,475
                                                ---------------
               BIOTECHNOLOGY -- 2.7%
       63,202  AbbVie, Inc.                           5,074,489
       16,656  BioMarin Pharmaceutical,
                  Inc. (a)                            1,635,118
       22,130  Celgene Corp. (a)                      1,957,620
       45,813  Incyte Corp. (a)                       3,692,070
       15,600  Regeneron Pharmaceuticals,
                  Inc. (a)                            6,696,612
       25,677  Vertex Pharmaceuticals, Inc. (a)       4,901,996
                                                ---------------
                                                     23,957,905
                                                ---------------
               CAPITAL MARKETS -- 4.5%
       59,558  Cboe Global Markets, Inc.              5,554,975
       30,973  CME Group, Inc.                        5,645,758
       66,392  E*TRADE Financial Corp.                3,097,851
       56,484  Intercontinental Exchange, Inc.        4,335,712
       10,128  Moody's Corp.                          1,605,389
       19,761  MSCI, Inc.                             3,364,705
       52,163  Nasdaq, Inc.                           4,592,431
       39,152  Raymond James Financial, Inc.          3,151,736
       15,363  T. Rowe Price Group, Inc.              1,435,826
      119,007  TD Ameritrade Holding Corp.            6,658,442
                                                ---------------
                                                     39,442,825
                                                ---------------
               CHEMICALS -- 3.0%
       32,380  Celanese Corp.                         3,100,709
       97,792  CF Industries Holdings, Inc.           4,268,621
       49,428  Ecolab, Inc.                           7,818,027
       57,530  FMC Corp.                              4,590,894
       14,809  Sherwin-Williams (The) Co.             6,242,289
                                                ---------------
                                                     26,020,540
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
       25,328  Cintas Corp.                           4,749,253
       89,053  Copart, Inc. (a)                       4,508,754
      117,865  Rollins, Inc.                          4,389,293
       65,475  Waste Management, Inc.                 6,263,993
                                                ---------------
                                                     19,911,293
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.1%
      168,087  Cisco Systems, Inc.              $     7,948,834
       17,980  F5 Networks, Inc. (a)                  2,893,881
       63,310  Motorola Solutions, Inc.               7,401,572
                                                ---------------
                                                     18,244,287
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
        8,253  Martin Marietta Materials, Inc.        1,458,140
       14,355  Vulcan Materials Co.                   1,459,186
                                                ---------------
                                                      2,917,326
                                                ---------------
               ELECTRIC UTILITIES -- 0.7%
       33,521  NextEra Energy, Inc.                   5,999,589
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.4%
       43,032  AMETEK, Inc.                           3,137,033
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.4%
       52,517  Amphenol Corp., Class A                4,617,295
       89,861  CDW Corp.                              7,482,725
                                                ---------------
                                                     12,100,020
                                                ---------------
               ENTERTAINMENT -- 1.3%
      147,883  Live Nation Entertainment,
                  Inc. (a)                            7,913,219
       10,884  Netflix, Inc. (a)                      3,695,118
                                                ---------------
                                                     11,608,337
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.9%
       36,832  American Tower Corp.                   6,366,043
       16,738  AvalonBay Communities, Inc.            3,229,095
       53,637  Crown Castle International Corp.       6,278,747
       54,684  Digital Realty Trust, Inc.             5,924,464
       11,881  Essex Property Trust, Inc.             3,222,127
       32,198  Extra Space Storage, Inc.              3,175,045
       89,889  Iron Mountain, Inc.                    3,343,871
       30,442  Mid-America Apartment
                  Communities, Inc.                   3,083,166
        7,007  Public Storage                         1,489,128
       67,496  Realty Income Corp.                    4,636,300
       49,647  Regency Centers Corp.                  3,227,055
       17,996  SBA Communications Corp. (a)           3,284,810
        8,443  Simon Property Group, Inc.             1,537,639
       73,531  UDR, Inc.                              3,216,981
                                                ---------------
                                                     52,014,471
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.5%
       67,905  Sysco Corp.                            4,335,734
                                                ---------------
               FOOD PRODUCTS -- 1.6%
       99,011  Lamb Weston Holdings, Inc.             7,158,495
       52,307  McCormick & Co., Inc.                  6,467,238
                                                ---------------
                                                     13,625,733
                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 5.2%
        8,963  ABIOMED, Inc. (a)                      3,146,640
      206,090  Boston Scientific Corp. (a)            7,862,334
       38,116  DENTSPLY SIRONA, Inc.                  1,598,966


                        See Notes to Financial Statements                Page 59

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES
                 (CONTINUED)
       38,040  Edwards Lifesciences Corp. (a)   $     6,482,777
      141,766  Hologic, Inc. (a)                      6,294,410
        7,624  IDEXX Laboratories, Inc. (a)           1,622,235
        8,885  Intuitive Surgical, Inc. (a)           4,652,541
       51,168  ResMed, Inc.                           4,869,659
       18,585  Stryker Corp.                          3,300,138
       22,542  Teleflex, Inc.                         6,165,237
                                                ---------------
                                                     45,994,937
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.0%
       36,904  Centene Corp. (a)                      4,818,555
       58,524  HCA Healthcare, Inc.                   8,160,001
       29,236  UnitedHealth Group, Inc.               7,899,567
       18,022  WellCare Health Plans, Inc. (a)        4,982,723
                                                ---------------
                                                     25,860,846
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.5%
       16,867  Chipotle Mexican Grill, Inc. (a)       8,932,932
       58,347  Darden Restaurants, Inc.               6,122,351
       23,495  Domino's Pizza, Inc.                   6,666,236
       23,962  McDonald's Corp.                       4,283,927
      113,093  Starbucks Corp.                        7,706,157
       63,387  Yum! Brands, Inc.                      5,957,110
                                                ---------------
                                                     39,668,713
                                                ---------------
               HOUSEHOLD PRODUCTS -- 1.6%
      110,754  Church & Dwight Co., Inc.              7,155,816
       37,801  Clorox (The) Co.                       5,608,912
       23,830  Colgate-Palmolive Co.                  1,541,325
                                                ---------------
                                                     14,306,053
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 1.8%
      183,920  NRG Energy, Inc.                       7,524,167
      318,183  Vistra Energy Corp. (a)                7,989,575
                                                ---------------
                                                     15,513,742
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
       15,965  Roper Technologies, Inc.               4,522,246
                                                ---------------
               INSURANCE -- 0.9%
      120,723  Progressive (The) Corp.                8,123,451
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.9%
        4,072  Alphabet, Inc., Class A (a)            4,584,624
       39,790  IAC/InterActiveCorp (a)                8,406,831
      101,367  Twitter, Inc. (a)                      3,401,877
                                                ---------------
                                                     16,393,332
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.5%
        3,880  Amazon.com, Inc. (a)                   6,668,672
        1,691  Booking Holdings, Inc. (a)             3,099,282
      103,786  eBay, Inc. (a)                         3,492,399
                                                ---------------
                                                     13,260,353
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES -- 6.1%
       10,059  Accenture PLC, Class A           $     1,544,559
       23,221  Akamai Technologies, Inc. (a)          1,511,687
       22,218  Automatic Data Processing, Inc.        3,106,965
       26,675  DXC Technology Co.                     1,710,401
       41,491  Fidelity National Information
                  Services, Inc.                      4,337,054
       57,898  Fiserv, Inc. (a)                       4,801,481
       45,577  Gartner, Inc. (a)                      6,193,459
       21,614  GoDaddy, Inc., Class A (a)             1,483,369
       11,210  Jack Henry & Associates, Inc.          1,497,096
       22,555  Mastercard, Inc., Class A              4,762,037
       21,770  Paychex, Inc.                          1,541,316
       86,612  PayPal Holdings, Inc. (a)              7,687,681
       51,940  Square, Inc., Class A (a)              3,705,919
       17,448  Total System Services, Inc.            1,563,515
       19,646  VeriSign, Inc. (a)                     3,325,478
       32,249  Visa, Inc., Class A                    4,353,938
                                                ---------------
                                                     53,125,955
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.8%
       19,427  Illumina, Inc. (a)                     5,435,481
       62,694  IQVIA Holdings, Inc. (a)               8,088,153
        5,151  Mettler-Toledo International,
                  Inc. (a)                            3,287,162
       32,545  Thermo Fisher Scientific, Inc.         7,995,330
                                                ---------------
                                                     24,806,126
                                                ---------------
               MACHINERY -- 3.2%
       45,853  Caterpillar, Inc.                      6,105,786
       48,825  Deere & Co.                            8,007,300
       20,962  Fortive Corp.                          1,571,940
       11,233  IDEX Corp.                             1,548,581
       22,995  Illinois Tool Works, Inc.              3,157,444
       20,189  Wabtec Corp. (b)                       1,396,271
       87,329  Xylem, Inc.                            6,223,065
                                                ---------------
                                                     28,010,387
                                                ---------------
               MEDIA -- 1.5%
       20,446  Charter Communications, Inc.,
                  Class A (a)                         6,768,648
      117,756  Discovery, Inc., Class A (a)           3,341,915
      510,208  Sirius XM Holdings, Inc. (b)           2,974,513
                                                ---------------
                                                     13,085,076
                                                ---------------
               METALS & MINING -- 0.7%
      122,798  Newmont Mining Corp.                   4,188,640
       47,214  Steel Dynamics, Inc.                   1,727,560
                                                ---------------
                                                      5,916,200
                                                ---------------
               MULTILINE RETAIL -- 0.9%
      109,787  Kohl's Corp.                           7,541,269
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.2%
       32,352  Anadarko Petroleum Corp.               1,531,220
      190,377  Cabot Oil & Gas Corp.                  4,749,906
      123,048  Cheniere Energy, Inc. (a)              8,078,101
       93,450  ConocoPhillips                         6,325,630
       16,263  EOG Resources, Inc.                    1,613,290
       35,020  Hess Corp.                             1,891,080


Page 60                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
       83,234  HollyFrontier Corp.              $     4,689,404
       98,906  Marathon Oil Corp.                     1,561,726
       23,107  Occidental Petroleum Corp.             1,543,085
       54,000  ONEOK, Inc.                            3,467,340
       10,784  Pioneer Natural Resources Co.          1,534,779
                                                ---------------
                                                     36,985,561
                                                ---------------
               PERSONAL PRODUCTS -- 0.3%
       22,393  Estee Lauder (The) Cos., Inc.,
                  Class A                             3,054,853
                                                ---------------
               PHARMACEUTICALS -- 2.3%
       62,938  Eli Lilly and Co.                      7,543,749
      166,855  Pfizer, Inc.                           7,082,995
       68,115  Zoetis, Inc.                           5,868,788
                                                ---------------
                                                     20,495,532
                                                ---------------
               PROFESSIONAL SERVICES -- 1.1%
        4,205  CoStar Group, Inc. (a)                 1,643,062
       24,970  TransUnion                             1,518,675
       53,435  Verisk Analytics, Inc. (a)             6,273,803
                                                ---------------
                                                      9,435,540
                                                ---------------
               ROAD & RAIL -- 2.2%
       68,484  CSX Corp.                              4,499,399
       15,244  J.B. Hunt Transport Services,
                  Inc.                                1,631,718
       28,454  Norfolk Southern Corp.                 4,772,874
       23,591  Old Dominion Freight Line, Inc.        3,206,724
       30,781  Union Pacific Corp.                    4,896,334
                                                ---------------
                                                     19,007,049
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.0%
      394,541  Advanced Micro Devices,
                  Inc. (a)                            9,630,746
       49,574  Analog Devices, Inc.                   4,900,886
       88,982  Applied Materials, Inc.                3,477,416
       28,642  Broadcom, Inc.                         7,683,216
      124,155  Intel Corp.                            5,850,184
       15,849  KLA-Tencor Corp.                       1,689,028
       40,508  Microchip Technology, Inc.             3,255,628
       44,699  Micron Technology, Inc. (a)            1,708,396
       74,766  QUALCOMM, Inc.                         3,702,412
       15,009  Texas Instruments, Inc.                1,511,106
       85,514  Xilinx, Inc.                           9,572,437
                                                ---------------
                                                     52,981,455
                                                ---------------
               SOFTWARE -- 8.0%
       18,807  Adobe, Inc. (a)                        4,660,751
       33,084  Autodesk, Inc. (a)                     4,869,965
       97,860  Cadence Design Systems,
                  Inc. (a)                            4,700,216
       82,728  Fortinet, Inc. (a)                     6,334,483
       21,615  Intuit, Inc.                           4,664,949
       28,683  Microsoft Corp.                        2,995,365
       22,590  Palo Alto Networks, Inc. (a)           4,852,784
       42,539  salesforce.com, Inc. (a)               6,464,652
       40,905  ServiceNow, Inc. (a)                   8,999,918


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
       69,463  Splunk, Inc. (a)                 $     8,671,761
       94,324  SS&C Technologies Holdings,
                  Inc.                                4,856,743
       45,611  Workday, Inc., Class A (a)             8,279,765
                                                ---------------
                                                     70,351,352
                                                ---------------
               SPECIALTY RETAIL -- 5.9%
        8,687  AutoZone, Inc. (a)                     7,360,843
       44,773  Burlington Stores, Inc. (a)            7,687,972
       16,955  Home Depot (The), Inc.                 3,111,751
       46,069  Lowe's Cos., Inc.                      4,429,995
       21,152  O'Reilly Automotive, Inc. (a)          7,290,248
       70,031  Ross Stores, Inc.                      6,451,256
      130,232  TJX (The) Cos., Inc.                   6,476,437
       29,746  Ulta Beauty, Inc. (a)                  8,683,452
                                                ---------------
                                                     51,491,954
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
       18,469  Apple, Inc.                            3,073,980
       48,823  NetApp, Inc.                           3,113,443
       36,753  Seagate Technology PLC                 1,627,423
                                                ---------------
                                                      7,814,846
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
       78,589  NIKE, Inc., Class B                    6,434,867
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.5%
      111,428  Fastenal Co.                           6,736,937
       13,833  United Rentals, Inc. (a)               1,732,721
       15,069  W.W. Grainger, Inc.                    4,451,232
                                                ---------------
                                                     12,920,890
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          875,968,811
               (Cost $811,317,027)              ---------------

               MONEY MARKET FUNDS -- 0.0%
      238,259  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                         238,259
      173,145  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                     173,145
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.0%                               411,404
               (Cost $411,404)                  ---------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2019 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.3%
$   1,086,414  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $1,086,492. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.25%, due
                  11/15/27. The value of the
                  collateral including accrued
                  interest is $1,113,544. (d)   $     1,086,414
    1,347,396  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due
                  02/01/19, with a maturity
                  value of $1,347,489.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 2.375%, due 01/31/23. The
                  value of the collateral
                  including accrued interest
                  is $1,374,344. (d)                  1,347,396
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.3%                             2,433,810
               (Cost $2,433,810)                ---------------

               TOTAL INVESTMENTS -- 100.2%          878,814,025
               (Cost $814,162,241) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%              (1,705,520)
                                                ---------------
               NET ASSETS -- 100.0%             $   877,108,505
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,583,600 and the total value of the collateral held by the Fund is $2,672,069.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $85,237,466 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,585,682. The net unrealized appreciation was $64,651,784.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  875,968,811   $          --   $         --
Money Market
   Funds                  411,404              --             --
Repurchase
   Agreements                  --       2,433,810             --
                   ---------------------------------------------
Total Investments  $  876,380,215   $   2,433,810   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 62                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,583,600
Non-cash Collateral(2)                               (2,583,600)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     2,433,810
Non-cash Collateral(4)                               (2,433,810)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.0%
          528  AAR Corp.                        $        19,895
          683  Curtiss-Wright Corp.                      77,534
          438  General Dynamics Corp.                    74,972
          742  Huntington Ingalls Industries,
                  Inc.                                  153,186
          281  Northrop Grumman Corp.                    77,430
          449  Raytheon Co.                              73,977
        1,960  Spirit AeroSystems Holdings,
                  Inc., Class A                         163,464
        4,487  Textron, Inc.                            238,843
                                                ---------------
                                                        879,301
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.9%
        2,383  Atlas Air Worldwide Holdings,
                  Inc. (a)                              126,823
          818  C.H. Robinson Worldwide, Inc.             70,978
        2,190  FedEx Corp.                              388,878
        2,170  Hub Group, Inc., Class A (a)              96,587
          705  United Parcel Service, Inc.,
                  Class B                                74,307
                                                ---------------
                                                        757,573
                                                ---------------
               AIRLINES -- 2.1%
        2,291  Alaska Air Group, Inc.                   146,509
          803  Allegiant Travel Co.                     104,390
        2,142  American Airlines Group, Inc.             76,619
        5,663  Delta Air Lines, Inc.                    279,922
        3,807  Hawaiian Holdings, Inc.                  121,900
       10,851  JetBlue Airways Corp. (a)                195,210
        3,919  SkyWest, Inc.                            199,673
        7,600  Southwest Airlines Co.                   431,376
        1,805  Spirit Airlines, Inc. (a)                106,170
        2,465  United Continental Holdings,
                  Inc. (a)                              215,121
                                                ---------------
                                                      1,876,890
                                                ---------------
               AUTO COMPONENTS -- 1.9%
        9,057  American Axle & Manufacturing
                  Holdings, Inc. (a)                    133,863
        5,940  BorgWarner, Inc.                         242,946
        1,244  Cooper Tire & Rubber Co.                  43,789
        1,618  Cooper-Standard Holdings,
                  Inc. (a)                              123,712
       10,228  Dana, Inc.                               180,217
          219  Dorman Products, Inc. (a)                 18,823
        5,174  Gentex Corp.                             109,585
        8,538  Goodyear Tire & Rubber (The)
                  Co.                                   180,920
          886  LCI Industries                            73,042
        2,875  Lear Corp.                               442,549
        1,468  Tenneco, Inc., Class A                    50,910
        1,156  Visteon Corp. (a)                         88,885
                                                ---------------
                                                      1,689,241
                                                ---------------
               AUTOMOBILES -- 1.2%
       46,175  Ford Motor Co.                           406,340
        6,169  General Motors Co.                       240,714
        3,064  Harley-Davidson, Inc.                    112,939
        3,351  Thor Industries, Inc.                    218,217


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               AUTOMOBILES (CONTINUED)
        4,153  Winnebago Industries, Inc.       $       118,776
                                                ---------------
                                                      1,096,986
                                                ---------------
               BANKS -- 6.4%
          997  1st Source Corp.                          45,264
        3,522  Associated Banc-Corp.                     76,251
        1,333  BancorpSouth Bank                         38,897
        5,734  Bank of America Corp.                    163,247
        6,106  Bank OZK                                 185,256
        4,656  BankUnited, Inc.                         157,419
        3,262  BB&T Corp.                               159,186
        1,491  Berkshire Hills Bancorp, Inc.             40,630
        1,039  Cathay General Bancorp                    38,568
        3,643  CIT Group, Inc.                          168,270
        9,505  Citizens Financial Group, Inc.           322,410
          405  Eagle Bancorp, Inc. (a)                   22,226
        1,601  East West Bancorp, Inc.                   80,562
       10,626  F.N.B. Corp.                             123,793
       12,010  Fifth Third Bancorp                      322,108
        4,676  First BanCorp                             49,799
          185  First Citizens BancShares, Inc.,
                  Class A                                75,393
        1,548  First Hawaiian, Inc.                      39,830
        7,945  First Horizon National Corp.             116,633
          540  First Interstate BancSystem,
                  Inc., Class A                          21,017
          996  First Midwest Bancorp, Inc.               21,932
        2,251  Fulton Financial Corp.                    36,129
        1,287  Great Western Bancorp, Inc.               45,418
        3,018  Hancock Whitney Corp.                    123,979
          449  Heartland Financial USA, Inc.             20,367
        1,106  Hilltop Holdings, Inc.                    20,361
        4,266  Home BancShares, Inc.                     78,110
        4,990  Hope Bancorp, Inc.                        71,407
          542  IBERIABANK Corp.                          40,048
        2,026  International Bancshares Corp.            71,862
        1,447  JPMorgan Chase & Co.                     149,764
       13,962  KeyCorp                                  229,954
          481  M&T Bank Corp.                            79,144
        2,053  Opus Bank                                 42,908
        4,189  PacWest Bancorp                          161,654
          232  Park National Corp.                       21,813
        4,831  People's United Financial, Inc.           79,132
        1,765  PNC Financial Services Group
                  (The), Inc.                           216,513
        1,476  Popular, Inc.                             80,604
          559  Prosperity Bancshares, Inc.               39,767
       15,423  Regions Financial Corp.                  233,967
        1,332  Renasant Corp.                            47,313
        1,283  Sandy Spring Bancorp, Inc.                41,839
          339  Signature Bank                            43,158
        1,163  South State Corp.                         77,165
        5,602  SunTrust Banks, Inc.                     332,871
          694  Trustmark Corp.                           21,882
        1,505  U.S. Bancorp                              76,996
        1,143  UMB Financial Corp.                       73,563
        6,576  Umpqua Holdings Corp.                    116,264
        1,120  United Bankshares, Inc.                   39,614


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
          919  United Community Banks, Inc.     $        23,637
        7,850  Valley National Bancorp                   79,363
        4,478  Wells Fargo & Co.                        219,019
        1,048  Wintrust Financial Corp.                  74,555
        5,065  Zions Bancorp N.A.                       241,043
                                                ---------------
                                                      5,619,874
                                                ---------------
               BEVERAGES -- 0.6%
          111  Coca-Cola Consolidated, Inc.              23,954
        2,683  Keurig Dr Pepper, Inc.                    73,031
        6,290  Molson Coors Brewing Co.,
                  Class B                               418,977
                                                ---------------
                                                        515,962
                                                ---------------
               BIOTECHNOLOGY -- 0.3%
          470  Biogen, Inc. (a)                         156,877
        1,280  United Therapeutics Corp. (a)            147,622
                                                ---------------
                                                        304,499
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
        1,063  American Woodmark Corp. (a)               74,357
        2,694  Apogee Enterprises, Inc.                  91,785
        3,686  Builders FirstSource, Inc. (a)            48,729
        2,752  Fortune Brands Home &
                  Security, Inc.                        124,666
        1,130  Gibraltar Industries, Inc. (a)            40,284
        9,531  Johnson Controls International
                  PLC                                   321,862
        5,547  NCI Building Systems, Inc. (a)            45,264
        3,170  Owens Corning                            166,076
        3,098  Universal Forest Products, Inc.           95,480
                                                ---------------
                                                      1,008,503
                                                ---------------
               CAPITAL MARKETS -- 2.7%
        1,788  Affiliated Managers Group, Inc.          187,651
          659  Ameriprise Financial, Inc.                83,429
        4,384  Bank of New York Mellon (The)
                  Corp.                                 229,371
        6,741  BGC Partners, Inc., Class A               41,727
        2,229  Federated Investors, Inc.,
                  Class B                                58,244
        2,319  Franklin Resources, Inc.                  68,665
        1,235  Goldman Sachs Group (The),
                  Inc.                                  244,542
       21,101  Invesco Ltd.                             384,460
          944  Lazard Ltd., Class A                      37,562
        6,831  Legg Mason, Inc.                         203,564
        5,205  Morgan Stanley                           220,171
          823  Northern Trust Corp.                      72,802
        3,272  State Street Corp.                       231,985
        2,524  Stifel Financial Corp.                   120,824
        4,773  TCG BDC, Inc. (b)                         71,309
        4,449  Waddell & Reed Financial, Inc.,
                  Class A                                76,167
        2,967  WisdomTree Investments, Inc.              19,879
                                                ---------------
                                                      2,352,352
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CHEMICALS -- 3.0%
        3,304  AdvanSix, Inc. (a)               $       104,538
          430  Air Products & Chemicals, Inc.            70,688
          893  Albemarle Corp.                           72,092
          491  Ashland Global Holdings, Inc.             37,267
        4,940  Chemours (The) Co.                       176,605
        1,286  DowDuPont, Inc.                           69,200
        4,832  Eastman Chemical Co.                     389,556
          942  H.B. Fuller Co.                           46,525
        9,034  Huntsman Corp.                           198,477
          319  Innospec, Inc.                            22,416
        4,603  Kraton Corp. (a)                         129,805
        8,727  Kronos Worldwide, Inc.                   114,935
        4,248  LyondellBasell Industries N.V.,
                  Class A                               369,449
        1,567  Minerals Technologies, Inc.               91,779
        2,355  Mosaic (The) Co.                          76,019
        8,666  Olin Corp.                               204,604
        2,437  PolyOne Corp.                             78,886
          673  PPG Industries, Inc.                      70,961
        1,248  Sensient Technologies Corp.               78,349
          543  Stepan Co.                                47,746
        3,807  Trinseo S.A.                             186,733
                                                ---------------
                                                      2,636,630
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.2%
        1,252  ABM Industries, Inc.                      42,806
       14,828  ACCO Brands Corp.                        130,931
          824  Advanced Disposal Services,
                  Inc. (a)                               20,765
        2,092  Deluxe Corp.                              98,261
        1,329  Herman Miller, Inc.                       45,492
        1,135  HNI Corp.                                 44,117
        1,384  Interface, Inc.                           22,711
        3,591  Knoll, Inc.                               72,395
        1,457  Matthews International Corp.,
                  Class A                                64,822
        2,292  Multi-Color Corp.                        106,693
        6,805  Pitney Bowes, Inc.                        49,064
        1,960  Republic Services, Inc.                  150,352
        2,712  Steelcase, Inc., Class A                  44,748
        2,850  Stericycle, Inc. (a)                     125,628
          414  UniFirst Corp.                            57,310
                                                ---------------
                                                      1,076,095
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
        6,379  CommScope Holding Co.,
                  Inc. (a)                              133,385
        2,738  EchoStar Corp., Class A (a)              112,203
          297  InterDigital, Inc.                        21,625
        1,702  NetScout Systems, Inc. (a)                44,133
                                                ---------------
                                                        311,346
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
        2,630  AECOM (a)                                 80,504
        1,095  Dycom Industries, Inc. (a)                63,565
        1,752  EMCOR Group, Inc.                        114,283


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING
                 (CONTINUED)
        2,165  Fluor Corp.                      $        79,174
          998  Granite Construction, Inc.                43,133
        6,623  KBR, Inc.                                113,916
        3,437  MasTec, Inc. (a)                         152,534
        3,094  Primoris Services Corp.                   61,725
        4,632  Quanta Services, Inc.                    163,695
                                                ---------------
                                                        872,529
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.1%
        6,486  Summit Materials, Inc.,
                  Class A (a)                            98,976
                                                ---------------
               CONSUMER FINANCE -- 2.1%
       12,471  Ally Financial, Inc.                     324,994
        3,738  Capital One Financial Corp.              301,245
        3,499  Discover Financial Services              236,148
       11,868  Navient Corp.                            135,295
        1,131  Nelnet, Inc., Class A                     59,491
        5,739  OneMain Holdings, Inc. (a)               171,539
        3,300  PRA Group, Inc. (a)                       97,383
        9,907  Santander Consumer USA
                  Holdings, Inc.                        188,827
       12,046  Synchrony Financial                      361,862
                                                ---------------
                                                      1,876,784
                                                ---------------
               CONTAINERS & PACKAGING -- 2.0%
        2,200  Berry Global Group, Inc. (a)             108,350
       13,103  Graphic Packaging Holding Co.            158,153
        2,167  Greif, Inc., Class A                      84,513
        8,752  International Paper Co.                  415,107
        4,043  Owens-Illinois, Inc.                      81,143
        3,386  Packaging Corp. of America               319,368
        5,902  Silgan Holdings, Inc.                    163,013
          656  Sonoco Products Co.                       37,773
        9,355  WestRock Co.                             380,842
                                                ---------------
                                                      1,748,262
                                                ---------------
               DISTRIBUTORS -- 0.3%
          848  Core-Mark Holding Co., Inc.               23,642
        8,696  LKQ Corp. (a)                            228,009
                                                ---------------
                                                        251,651
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.3%
          157  Graham Holdings Co., Class B             104,405
        4,121  H&R Block, Inc.                           97,214
        5,278  Laureate Education, Inc.,
                  Class A (a)                            84,448
                                                ---------------
                                                        286,067
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
        4,136  AXA Equitable Holdings, Inc.              76,682
        1,730  Berkshire Hathaway, Inc.,
                  Class B (a)                           355,584
        2,962  FGL Holdings (a)                          23,429
        2,008  Jefferies Financial Group, Inc.           41,787
                                                ---------------
                                                        497,482
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.2%
       12,377  AT&T, Inc.                       $       372,053
          827  ATN International, Inc.                   61,678
       23,316  CenturyLink, Inc.                        357,201
        5,026  Verizon Communications, Inc.             276,731
                                                ---------------
                                                      1,067,663
                                                ---------------
               ELECTRIC UTILITIES -- 2.9%
          457  ALLETE, Inc.                              35,162
        3,344  Alliant Energy Corp.                     148,708
        1,891  American Electric Power Co.,
                  Inc.                                  149,616
        1,637  Duke Energy Corp.                        143,696
        2,489  Edison International                     141,798
          802  El Paso Electric Co.                      42,121
        1,642  Entergy Corp.                            146,450
        2,489  Evergy, Inc.                             142,669
        2,172  Eversource Energy                        150,759
        6,266  Exelon Corp.                             299,264
          952  Hawaiian Electric Industries,
                  Inc.                                   35,405
          375  IDACORP, Inc.                             36,562
          329  MGE Energy, Inc.                          21,158
        3,557  OGE Energy Corp.                         145,659
       11,899  PG&E Corp. (a)                           154,687
          818  Pinnacle West Capital Corp.               72,082
        2,280  Portland General Electric Co.            110,170
        7,284  PPL Corp.                                228,135
        3,217  Southern (The) Co.                       156,346
        2,868  Xcel Energy, Inc.                        150,168
                                                ---------------
                                                      2,510,615
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
          910  Acuity Brands, Inc.                      110,028
          996  AZZ, Inc.                                 44,571
        3,006  Eaton Corp. PLC                          229,207
        2,365  Emerson Electric Co.                     154,837
        1,179  Encore Wire Corp.                         63,548
          351  Hubbell, Inc.                             38,375
        1,990  Regal Beloit Corp.                       152,752
                                                ---------------
                                                        793,318
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.6%
        1,090  Anixter International, Inc. (a)           66,174
        2,022  Arrow Electronics, Inc. (a)              153,571
        4,827  Avnet, Inc.                              198,872
        2,285  AVX Corp.                                 40,559
        1,925  Belden, Inc.                             103,199
          277  ePlus, Inc. (a)                           21,944
          384  Fabrinet (a)                              21,826
        1,452  Insight Enterprises, Inc. (a)             66,676
        2,812  Jabil, Inc.                               74,940
        1,482  Knowles Corp. (a)                         23,119
        2,541  Methode Electronics, Inc.                 65,431
        1,170  ScanSource, Inc. (a)                      44,823
        1,293  SYNNEX Corp.                             125,111
        3,736  TE Connectivity Ltd.                     302,429
        1,278  Tech Data Corp. (a)                      122,215
                                                ---------------
                                                      1,430,889
                                                ---------------


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 2.4%
       10,738  Archrock, Inc.                   $       101,367
        7,447  C&J Energy Services, Inc. (a)            119,673
        6,270  Diamond Offshore Drilling,
                  Inc. (a)                               68,531
       24,343  Forum Energy Technologies,
                  Inc. (a)                              119,524
       11,312  FTS International, Inc. (a)               92,193
       18,584  Helix Energy Solutions Group,
                  Inc. (a)                              126,929
       26,646  McDermott International,
                  Inc. (a)                              235,018
       40,215  Nabors Industries Ltd.                   119,036
        2,677  National Oilwell Varco, Inc.              78,918
        6,647  Oceaneering International,
                  Inc. (a)                              104,291
        2,816  Oil States International,
                  Inc. (a)                               48,492
       16,837  Patterson-UTI Energy, Inc.               204,233
       17,656  RPC, Inc. (b)                            190,508
       15,908  Select Energy Services, Inc.,
                  Class A (a)                           135,218
       24,009  Superior Energy Services,
                  Inc. (a)                               93,875
        9,876  U.S. Silica Holdings, Inc. (b)           133,129
        7,040  Unit Corp. (a)                           112,358
                                                ---------------
                                                      2,083,293
                                                ---------------
               ENTERTAINMENT -- 0.8%
        2,921  Cinemark Holdings, Inc.                  119,527
       13,745  Viacom, Inc., Class B                    404,378
        1,882  Walt Disney (The) Co.                    209,881
                                                ---------------
                                                        733,786
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.1%
        5,470  Alexander & Baldwin, Inc. (a)            126,029
        9,776  Apple Hospitality REIT, Inc.             160,424
        5,416  Brandywine Realty Trust                   81,511
        9,490  Brixmor Property Group, Inc.             162,564
        2,431  Chesapeake Lodging Trust                  69,235
        1,020  Columbia Property Trust, Inc.             22,511
        7,819  CoreCivic, Inc.                          155,364
        1,657  Corporate Office Properties
                  Trust                                  40,911
        4,412  Cousins Properties, Inc.                  39,046
        6,518  DiamondRock Hospitality Co.               66,223
        1,089  EPR Properties                            79,562
        3,484  Equity Commonwealth                      112,742
        3,538  GEO Group (The), Inc.                     79,782
        2,282  Global Net Lease, Inc.                    44,248
        5,838  Hospitality Properties Trust             155,641
       16,952  Host Hotels & Resorts, Inc.              306,153
        3,009  Industrial Logistics Properties
                  Trust                                  64,663
        4,758  Kimco Realty Corp.                        80,934
        4,200  Kite Realty Group Trust                   69,846
        9,797  Lexington Realty Trust                    94,149
        2,497  Liberty Property Trust                   117,709


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        2,053  Mack-Cali Realty Corp.           $        42,292
          461  National Health Investors, Inc.           38,383
        2,927  Office Properties Income Trust            93,752
          992  Omega Healthcare Investors, Inc.          39,868
        1,923  Outfront Media, Inc.                      39,902
        1,818  Retail Properties of America,
                  Inc., Class A                          22,979
        8,501  RLJ Lodging Trust                        157,694
        4,953  RPT Realty                                64,835
       11,895  Senior Housing Properties Trust          163,794
        1,322  SL Green Realty Corp.                    122,192
        1,977  Spirit Realty Capital, Inc.               78,526
       10,333  Summit Hotel Properties, Inc.            115,420
       10,716  Sunstone Hotel Investors, Inc.           153,239
        4,875  VEREIT, Inc.                              39,390
       16,549  Washington Prime Group, Inc.              93,998
        2,810  Weingarten Realty Investors               80,619
        4,676  Xenia Hotels & Resorts, Inc.              87,769
                                                ---------------
                                                      3,563,899
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.3%
          816  Casey's General Stores, Inc.             105,003
       12,845  Kroger (The) Co.                         363,899
        1,080  Performance Food Group
                  Co. (a)                                36,893
          334  PriceSmart, Inc.                          20,457
        1,711  Sprouts Farmers Market, Inc. (a)          41,030
        9,494  United Natural Foods, Inc. (a)           124,371
        3,305  US Foods Holding Corp. (a)               111,445
        3,020  Walgreens Boots Alliance, Inc.           218,225
        1,683  Weis Markets, Inc.                        81,659
                                                ---------------
                                                      1,102,982
                                                ---------------
               FOOD PRODUCTS -- 3.6%
        6,897  Archer-Daniels-Midland Co.               309,675
        1,391  B&G Foods, Inc. (b)                       37,084
        3,862  Bunge Ltd.                               212,680
        1,399  Cal-Maine Foods, Inc.                     59,010
        9,661  Conagra Brands, Inc.                     209,064
        7,246  Darling Ingredients, Inc. (a)            154,122
        3,774  Flowers Foods, Inc.                       74,197
        1,423  Fresh Del Monte Produce, Inc.             45,508
        3,629  General Mills, Inc.                      161,273
          642  Hershey (The) Co.                         68,116
        1,612  Hormel Foods Corp.                        68,220
        9,190  Hostess Brands, Inc. (a)                 105,593
        1,144  Ingredion, Inc.                          113,256
        3,778  J.M. Smucker (The) Co.                   396,237
        8,207  Kraft Heinz (The) Co.                    394,428
        8,988  Pilgrim's Pride Corp. (a)                182,097
        1,173  Post Holdings, Inc. (a)                  108,878
          199  Sanderson Farms, Inc.                     24,497
        1,044  Simply Good Foods (The)
                  Co. (a)                                20,661
          591  Tootsie Roll Industries,
                  Inc. (b)                               20,478
        6,615  Tyson Foods, Inc., Class A               409,601
                                                ---------------
                                                      3,174,675
                                                ---------------


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               GAS UTILITIES -- 0.7%
        1,524  Atmos Energy Corp.               $       148,788
          243  Chesapeake Utilities Corp.                22,008
        2,043  National Fuel Gas Co.                    117,064
          763  New Jersey Resources Corp.                37,005
          438  ONE Gas, Inc.                             35,982
          911  Southwest Gas Holdings, Inc.              71,350
          941  Spire, Inc.                               74,687
        1,960  UGI Corp.                                111,779
                                                ---------------
                                                        618,663
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.1%
          667  Danaher Corp.                             73,984
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.7%
        6,778  Acadia Healthcare Co., Inc. (a)          185,446
          925  AmerisourceBergen Corp.                   77,117
          538  Anthem, Inc.                             163,014
        6,336  Cardinal Health, Inc.                    316,610
          320  CorVel Corp. (a)                          19,991
        2,746  DaVita, Inc. (a)                         154,133
        1,466  Diplomat Pharmacy, Inc. (a)               21,257
        2,795  Laboratory Corp. of America
                  Holdings (a)                          389,483
        1,414  Magellan Health, Inc. (a)                 92,136
        5,281  MEDNAX, Inc. (a)                         190,697
          513  National HealthCare Corp.                 41,209
        3,010  Patterson Cos., Inc.                      67,093
        2,478  Quest Diagnostics, Inc.                  216,453
        2,620  Select Medical Holdings
                  Corp. (a)                              40,924
        1,621  Tivity Health, Inc. (a)                   36,084
        2,424  Universal Health Services, Inc.,
                  Class B                               321,253
                                                ---------------
                                                      2,332,900
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.3%
        2,046  Allscripts Healthcare Solutions,
                  Inc. (a)                               24,122
        3,935  Cerner Corp. (a)                         216,071
                                                ---------------
                                                        240,193
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.1%
        7,123  Aramark                                  234,703
        2,248  Bloomin' Brands, Inc.                     41,431
        7,165  Carnival Corp.                           412,561
        1,360  Cheesecake Factory (The), Inc.            61,037
          436  Cracker Barrel Old Country
                  Store, Inc.                            72,934
        1,328  Dave & Buster's Entertainment,
                  Inc.                                   68,326
        5,283  Hilton Grand Vacations, Inc. (a)         160,286
          958  Hilton Worldwide Holdings, Inc.           71,352
        2,292  International Speedway Corp.,
                  Class A                                99,587
          494  Marriott Vacations Worldwide
                  Corp.                                  43,739


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
       14,560  MGM Resorts International        $       428,646
        6,666  Norwegian Cruise Line
                  Holdings Ltd. (a)                     342,832
          496  Papa John's International,
                  Inc. (b)                               20,976
        5,593  Playa Hotels & Resorts N.V. (a)           44,073
        2,890  Royal Caribbean Cruises Ltd.             346,945
        2,917  Wyndham Destinations, Inc.               122,922
        4,214  Yum China Holdings, Inc.                 153,600
                                                ---------------
                                                      2,725,950
                                                ---------------
               HOUSEHOLD DURABLES -- 2.9%
       10,192  D.R. Horton, Inc.                        391,882
        2,231  Garmin Ltd.                              154,341
        3,099  KB Home                                   66,350
        2,136  La-Z-Boy, Inc.                            63,268
        1,945  Leggett & Platt, Inc.                     79,667
        7,218  Lennar Corp., Class A                    342,278
        2,861  M.D.C. Holdings, Inc.                     94,213
        2,738  Meritage Homes Corp. (a)                 123,429
        3,020  Mohawk Industries, Inc. (a)              388,946
           58  NVR, Inc. (a)                            154,280
        5,364  PulteGroup, Inc.                         149,173
        5,058  Taylor Morrison Home Corp.,
                  Class A (a)                            95,596
          477  Tempur Sealy International,
                  Inc. (a)                               25,291
        5,292  Toll Brothers, Inc.                      195,486
        1,787  TopBuild Corp. (a)                        94,371
        9,198  TRI Pointe Group, Inc. (a)               123,713
                                                ---------------
                                                      2,542,284
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
        1,287  Central Garden & Pet Co.,
                  Class A (a)                            45,843
          748  Procter & Gamble (The) Co.                72,160
        4,125  Spectrum Brands Holdings, Inc.           230,505
                                                ---------------
                                                        348,508
                                                ---------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.1%
        1,144  Clearway Energy, Inc., Class C            17,263
          769  Ormat Technologies, Inc.                  44,379
        3,179  Pattern Energy Group, Inc.,
                  Class A                                67,649
                                                ---------------
                                                        129,291
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
          361  3M Co.                                    72,308
          693  Carlisle Cos., Inc.                       74,657
                                                ---------------
                                                        146,965
                                                ---------------
               INSURANCE -- 6.7%
        6,203  Aflac, Inc.                              295,883
          224  Alleghany Corp.                          141,469
        3,420  Allstate (The) Corp.                     300,515
        3,742  American Equity Investment
                  Life Holding Co.                      117,199


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
          760  American Financial Group, Inc.   $        72,496
        1,370  American National Insurance
                  Co.                                   190,690
        5,288  Arch Capital Group Ltd. (a)              155,203
          293  Argo Group International
                  Holdings Ltd.                          19,555
          779  Assurant, Inc.                            75,088
        3,642  Assured Guaranty Ltd.                    147,720
        3,500  Athene Holding Ltd., Class A (a)         150,150
        1,350  Axis Capital Holdings Ltd.                72,293
        1,144  Brighthouse Financial, Inc. (a)           42,717
        1,597  Chubb Ltd.                               212,481
        3,650  Cincinnati Financial Corp.               296,088
        1,410  Employers Holdings, Inc.                  59,742
          640  Everest Re Group Ltd.                    140,192
          613  FBL Financial Group, Inc.,
                  Class A                                43,045
        8,988  Fidelity National Financial,
                  Inc.                                  325,006
        3,123  First American Financial Corp.           156,400
        1,548  Hartford Financial Services
                  Group (The), Inc.                      72,632
        1,074  Horace Mann Educators Corp.               44,732
        5,508  Lincoln National Corp.                   322,163
        4,533  Loews Corp.                              217,131
          136  Markel Corp. (a)                         143,277
        5,026  MetLife, Inc.                            229,537
        1,440  National General Holdings
                  Corp.                                  34,776
          267  National Western Life Group,
                  Inc., Class A                          80,981
        6,777  Old Republic International Corp.         136,557
        6,398  Principal Financial Group, Inc.          320,348
        3,465  Prudential Financial, Inc.               319,265
        1,243  Reinsurance Group of America,
                  Inc.                                  179,551
          261  RenaissanceRe Holdings Ltd.               36,026
          241  Safety Insurance Group, Inc.              19,837
        2,046  Third Point Reinsurance Ltd. (a)          21,504
        4,740  Torchmark Corp.                          397,022
        1,180  Travelers (The) Cos., Inc.               148,137
        3,559  Unum Group                               123,711
          472  W.R. Berkley Corp.                        36,292
                                                ---------------
                                                      5,897,411
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.1%
        4,676  Cars.com, Inc. (a)                       127,702
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.2%
        8,927  Qurate Retail, Inc. (a)                  194,162
                                                ---------------
               IT SERVICES -- 1.1%
          968  CACI International, Inc.,
                  Class A (a)                           161,830
        1,084  Cognizant Technology Solutions
                  Corp., Class A                         75,533
       13,115  Conduent, Inc. (a)                       167,216


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES (CONTINUED)
        2,086  CoreLogic, Inc. (a)              $        75,722
          621  CSG Systems International, Inc.           22,474
        1,291  Genpact Ltd.                              38,511
        2,680  Leidos Holdings, Inc.                    155,440
        1,132  ManTech International Corp.,
                  Class A                                63,811
        1,071  MAXIMUS, Inc.                             75,109
        3,222  NIC, Inc.                                 52,841
        3,082  Presidio, Inc.                            49,096
          547  Science Applications
                  International Corp.                    36,726
          798  Sykes Enterprises, Inc. (a)               22,001
                                                ---------------
                                                        996,310
                                                ---------------
               LEISURE PRODUCTS -- 0.1%
          909  Polaris Industries, Inc.                  76,247
                                                ---------------
               MACHINERY -- 3.7%
        2,504  AGCO Corp.                               160,757
          765  Alamo Group, Inc.                         65,889
          483  Crane Co.                                 39,973
        1,057  Cummins, Inc.                            155,495
        1,991  Dover Corp.                              174,870
          985  EnPro Industries, Inc.                    65,059
          460  Franklin Electric Co., Inc.               21,979
        2,543  Greenbrier (The) Cos., Inc.              107,849
        1,549  Ingersoll-Rand PLC                       154,962
          722  ITT, Inc.                                 37,948
        4,189  Kennametal, Inc.                         157,423
        1,167  Meritor, Inc. (a)                         24,134
          339  Middleby (The) Corp. (a)                  39,873
        3,382  Milacron Holdings Corp. (a)               46,874
        1,722  Mueller Industries, Inc.                  44,617
        4,419  Mueller Water Products, Inc.,
                  Class A                                43,660
        2,274  Oshkosh Corp.                            170,664
        6,182  PACCAR, Inc.                             405,045
        1,384  Parker-Hannifin Corp.                    228,097
        7,881  REV Group, Inc.                           65,491
          720  Snap-on, Inc.                            119,513
          704  SPX Corp. (a)                             20,944
        1,946  SPX FLOW, Inc. (a)                        63,770
          881  Standex International Corp.               65,705
          574  Stanley Black & Decker, Inc.              72,577
        1,264  Terex Corp.                               38,817
        3,736  Timken (The) Co.                         159,116
          624  Toro (The) Co.                            37,128
        1,474  TriMas Corp. (a)                          42,731
        8,464  Trinity Industries, Inc.                 197,888
        6,149  Wabash National Corp.                     85,717
          649  WABCO Holdings, Inc. (a)                  74,135
        3,137  Welbilt, Inc. (a)                         43,981
                                                ---------------
                                                      3,232,681
                                                ---------------
               MARINE -- 0.3%
        2,070  Kirby Corp. (a)                          155,064
        2,512  Matson, Inc.                              84,177
                                                ---------------
                                                        239,241
                                                ---------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 2.8%
        8,439  Altice USA, Inc., Class A        $       165,742
        1,466  AMC Networks, Inc.,
                  Class A (a)                            92,270
        1,573  CBS Corp., Class B                        77,801
       10,374  Comcast Corp., Class A                   379,377
        6,979  DISH Network Corp.,
                  Class A (a)                           214,046
        8,147  Emerald Expositions Events,
                  Inc.                                  115,687
       17,607  Entercom Communications
                  Corp., Class A                        129,059
        6,938  Gannett Co., Inc.                         76,942
        6,821  Gray Television, Inc. (a)                113,979
        1,689  Interpublic Group of Cos. (The),
                  Inc.                                   38,425
        2,226  John Wiley & Sons, Inc.,
                  Class A                               115,262
        4,904  Liberty Broadband Corp.,
                  Class C (a)                           416,938
          380  Meredith Corp.                            20,623
        6,952  New Media Investment Group,
                  Inc.                                   95,034
       15,354  News Corp., Class A                      196,992
          490  Scholastic Corp.                          20,428
        3,817  Sinclair Broadcast Group, Inc.,
                  Class A                               117,602
        7,399  TEGNA, Inc.                               86,864
                                                ---------------
                                                      2,473,071
                                                ---------------
               METALS & MINING -- 2.1%
        8,768  AK Steel Holding Corp. (a) (b)            25,866
        3,934  Alcoa Corp. (a)                          116,761
        4,803  Allegheny Technologies, Inc. (a)         131,554
        4,413  Coeur Mining, Inc. (a)                    22,727
        5,021  Commercial Metals Co.                     87,617
       34,262  Freeport-McMoRan, Inc.                   398,810
       17,040  Hecla Mining Co.                          46,008
          439  Materion Corp.                            20,602
        6,818  Nucor Corp.                              417,534
        2,449  Reliance Steel & Aluminum Co.            200,524
        9,554  United States Steel Corp.                215,347
        3,336  Warrior Met Coal, Inc.                    95,843
        1,699  Worthington Industries, Inc.              64,103
                                                ---------------
                                                      1,843,296
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.7%
       35,971  Annaly Capital Management,
                  Inc.                                  375,537
        4,828  Apollo Commercial Real Estate
                  Finance, Inc.                          87,870
        2,188  Blackstone Mortgage Trust,
                  Inc., Class A                          75,464
        9,779  Chimera Investment Corp.                 186,094
        4,087  Invesco Mortgage Capital, Inc.            65,801
       20,870  MFA Financial, Inc.                      152,977
       12,263  New Residential Investment
                  Corp.                                 208,226


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        4,320  PennyMac Mortgage Investment
                  Trust                         $        87,437
        3,927  Redwood Trust, Inc.                       63,342
        1,768  Starwood Property Trust, Inc.             39,037
        3,238  TPG RE Finance Trust, Inc.                64,210
        6,264  Two Harbors Investment Corp.              91,392
                                                ---------------
                                                      1,497,387
                                                ---------------
               MULTILINE RETAIL -- 1.4%
        2,781  Big Lots, Inc.                            87,713
        1,667  Dillard's, Inc., Class A (b)             111,339
        1,307  Dollar General Corp.                     150,867
        2,285  Dollar Tree, Inc. (a)                    221,256
       11,862  Macy's, Inc.                             311,971
        1,496  Nordstrom, Inc.                           69,429
        4,276  Target Corp.                             312,148
                                                ---------------
                                                      1,264,723
                                                ---------------
               MULTI-UTILITIES -- 1.7%
        2,166  Ameren Corp.                             150,190
       10,010  CenterPoint Energy, Inc.                 309,509
        2,699  Consolidated Edison, Inc.                209,577
        1,977  Dominion Energy, Inc.                    138,865
        1,281  DTE Energy Co.                           150,838
        4,386  MDU Resources Group, Inc.                112,764
        1,759  NorthWestern Corp.                       112,418
        3,965  Public Service Enterprise
                  Group, Inc.                           216,291
          993  WEC Energy Group, Inc.                    72,519
                                                ---------------
                                                      1,472,971
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.2%
       18,558  Antero Resources Corp. (a)               186,694
          969  Arch Coal, Inc., Class A                  85,398
        2,598  Chevron Corp.                            297,861
       15,260  CNX Resources Corp. (a)                  185,256
        4,144  Exxon Mobil Corp.                        303,672
       15,349  Gulfport Energy Corp. (a)                128,778
        4,473  Kinder Morgan, Inc.                       80,961
       27,773  Laredo Petroleum, Inc. (a)               105,537
        4,789  Marathon Petroleum Corp.                 317,319
        5,717  Peabody Energy Corp.                     204,097
        4,100  Phillips 66                              391,181
       18,209  Range Resources Corp.                    200,845
        5,837  SemGroup Corp., Class A                   93,509
       51,104  Southwestern Energy Co. (a)              223,325
        5,729  Targa Resources Corp.                    246,404
        4,712  Valero Energy Corp.                      413,808
        9,359  Williams (The) Cos., Inc.                252,038
                                                ---------------
                                                      3,716,683
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
        4,215  Boise Cascade Co.                        115,786
          992  Domtar Corp.                              46,525
          335  Neenah, Inc.                              23,339
        2,363  Schweitzer-Mauduit
                  International, Inc.                    75,758
                                                ---------------
                                                        261,408
                                                ---------------


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 0.4%
       31,458  Coty, Inc., Class A              $       244,114
        2,799  Edgewell Personal Care Co. (a)           110,421
                                                ---------------
                                                        354,535
                                                ---------------
               PHARMACEUTICALS -- 1.2%
        2,643  Allergan PLC                             380,539
       10,313  Mylan N.V. (a)                           308,874
        5,326  Perrigo Co. PLC                          247,393
        3,256  Prestige Consumer Healthcare,
                  Inc. (a)                               90,908
                                                ---------------
                                                      1,027,714
                                                ---------------
               PROFESSIONAL SERVICES -- 0.4%
          739  Equifax, Inc.                             79,088
        2,689  ManpowerGroup, Inc.                      212,512
        2,660  TrueBlue, Inc. (a)                        64,877
                                                ---------------
                                                        356,477
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.5%
        3,529  CBRE Group, Inc., Class A (a)            161,452
        1,213  HFF, Inc., Class A                        50,242
          357  Howard Hughes (The) Corp. (a)             39,641
          551  Jones Lang LaSalle, Inc.                  79,019
          575  Marcus & Millichap, Inc. (a)              22,770
        6,849  Realogy Holdings Corp. (b)               121,570
                                                ---------------
                                                        474,694
                                                ---------------
               ROAD & RAIL -- 1.7%
          531  AMERCO                                   192,573
        2,935  ArcBest Corp.                            110,415
        1,789  Avis Budget Group, Inc. (a)               47,659
        2,354  Genesee & Wyoming, Inc.,
                  Class A (a)                           184,836
        3,234  Heartland Express, Inc.                   64,712
        7,365  Hertz Global Holdings, Inc. (a)          122,185
        2,961  Kansas City Southern                     313,126
        3,619  Ryder System, Inc.                       209,576
        5,385  Schneider National, Inc.,
                  Class B                               114,377
        3,403  Werner Enterprises, Inc.                 112,027
                                                ---------------
                                                      1,471,486
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.5%
          937  Advanced Energy Industries,
                  Inc. (a)                               48,059
       15,326  Amkor Technology, Inc. (a)               122,608
        1,784  Cirrus Logic, Inc. (a)                    66,276
        3,079  Skyworks Solutions, Inc.                 224,890
                                                ---------------
                                                        461,833
                                                ---------------
               SOFTWARE -- 0.7%
        6,905  Avaya Holdings Corp. (a)                 116,763
       14,956  Symantec Corp.                           314,375
          817  Synopsys, Inc. (a)                        76,267
        6,290  TiVo Corp.                                70,008
                                                ---------------
                                                        577,413
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 3.1%
        4,144  Aaron's, Inc.                    $       207,449
        4,011  Abercrombie & Fitch Co.,
                  Class A                                86,918
          437  Advance Auto Parts, Inc.                  69,571
          888  Asbury Automotive Group,
                  Inc. (a)                               62,737
        3,905  AutoNation, Inc. (a)                     151,319
        8,881  Bed Bath & Beyond, Inc.                  134,014
        2,668  Best Buy Co., Inc.                       158,052
        4,159  Buckle (The), Inc. (b)                    72,242
        2,127  Caleres, Inc.                             63,470
        1,097  CarMax, Inc. (a)                          64,482
       17,889  Chico's FAS, Inc.                        103,756
          446  Children's Place (The), Inc.              43,155
        2,578  Dick's Sporting Goods, Inc.               91,029
        1,310  Foot Locker, Inc.                         73,216
       10,970  Gap (The), Inc.                          279,077
        1,907  Group 1 Automotive, Inc.                 116,384
        4,073  L Brands, Inc.                           113,392
        1,054  Lithia Motors, Inc., Class A              93,753
       10,296  Michaels Cos. (The), Inc. (a)            142,703
          772  Murphy USA, Inc. (a)                      56,781
       31,174  Office Depot, Inc.                        91,963
       10,074  Party City Holdco, Inc. (a)              111,217
        4,322  Penske Automotive Group, Inc.            202,615
        3,471  Sally Beauty Holdings, Inc. (a)           59,771
        2,073  Williams-Sonoma, Inc.                    112,833
                                                ---------------
                                                      2,761,899
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
       26,740  Hewlett Packard Enterprise Co.           416,877
       10,086  HP, Inc.                                 222,195
        9,555  Western Digital Corp.                    429,879
        5,291  Xerox Corp.                              149,259
                                                ---------------
                                                      1,218,210
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.0%
          854  Carter's, Inc.                            70,796
        2,884  G-III Apparel Group Ltd. (a)             100,565
          566  Oxford Industries, Inc.                   43,344
        3,800  PVH Corp.                                414,618
        3,045  Skechers U.S.A., Inc.,
                  Class A (a)                            82,733
        2,304  Steven Madden Ltd.                        75,226
        2,038  Tapestry, Inc.                            78,891
                                                ---------------
                                                        866,173
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.0%
        5,098  Essent Group Ltd. (a)                    202,646
          747  Flagstar Bancorp, Inc. (a)                23,045
       16,660  MGIC Investment Corp. (a)                207,917
       11,111  New York Community Bancorp,
                  Inc.                                  129,110
          818  Provident Financial Services,
                  Inc.                                   20,213
       10,652  Radian Group, Inc.                       204,944


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                 (CONTINUED)
        2,216  Washington Federal, Inc.         $        64,463
                                                ---------------
                                                        852,338
                                                ---------------
               TOBACCO -- 0.3%
        4,178  Altria Group, Inc.                       206,184
        1,485  Universal Corp.                           85,685
                                                ---------------
                                                        291,869
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.9%
        5,768  Air Lease Corp.                          218,838
        5,832  Aircastle Ltd.                           121,539
        1,866  Beacon Roofing Supply, Inc. (a)           67,792
        5,196  BMC Stock Holdings, Inc. (a)              89,163
        2,461  GATX Corp.                               186,249
        5,412  GMS, Inc. (a)                            102,449
        3,868  Herc Holdings, Inc. (a)                  143,310
        4,839  MRC Global, Inc. (a)                      75,585
        1,359  MSC Industrial Direct Co., Inc.,
                  Class A                               113,463
        1,695  NOW, Inc. (a)                             22,933
        2,916  Rush Enterprises, Inc., Class A          111,537
        1,683  Systemax, Inc.                            39,281
        3,236  Triton International Ltd.                116,334
        5,894  Univar, Inc. (a)                         122,772
          250  Watsco, Inc.                              36,870
        1,676  WESCO International, Inc. (a)             87,822
                                                ---------------
                                                      1,655,937
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.2%
        4,767  Macquarie Infrastructure Corp.           205,791
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
        3,090  Telephone & Data Systems, Inc.           111,920
        4,443  T-Mobile US, Inc. (a)                    309,322
        1,935  United States Cellular Corp. (a)         111,417
                                                        532,659
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                           87,779,182
               (Cost $89,089,788)               ---------------

               MONEY MARKET FUNDS -- 0.3%
       48,443  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                          48,443
      209,204  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                     209,204
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                               257,647
               (Cost $257,647)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$     220,888  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $220,904. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.25%, due 11/15/27.
                  The value of the collateral
                  including accrued interest
                  is $226,404. (d)              $       220,888
      273,951  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $273,970. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.375%, due 01/31/23.
                  The value of the collateral
                  including accrued interest
                  is $279,430. (d)                      273,951
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.5%                               494,839
               (Cost $494,839)                  ---------------

               TOTAL INVESTMENTS -- 100.6%           88,531,668
               (Cost $89,842,274) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.6)%                (554,886)
                                                ---------------
               NET ASSETS -- 100.0%             $    87,976,782
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $531,202 and the total value of the collateral held by the Fund is $543,282.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,215,886 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,526,492. The net unrealized depreciation was $1,310,606.


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $   87,779,182   $          --   $         --
Money Market
   Funds                  257,647              --             --
Repurchase
   Agreements                  --         494,839             --
                   ---------------------------------------------
Total Investments  $   88,036,829   $     494,839   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       531,202
Non-cash Collateral(2)                                 (531,202)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       494,839
Non-cash Collateral(4)                                 (494,839)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               AEROSPACE & DEFENSE -- 1.8%
        5,589  Aerojet Rocketdyne Holdings,
                  Inc. (a)                      $       220,598
        1,706  Aerovironment, Inc. (a)                  132,488
        1,560  Axon Enterprise, Inc. (a)                 79,576
        1,716  Boeing (The) Co.                         661,724
        1,001  Harris Corp.                             153,333
        3,523  HEICO Corp.                              297,693
        3,571  Hexcel Corp.                             241,792
        3,331  Mercury Systems, Inc. (a)                195,296
        1,648  Teledyne Technologies, Inc. (a)          369,515
        1,628  TransDigm Group, Inc. (a)                636,548
       14,671  Wesco Aircraft Holdings,
                  Inc. (a)                              128,225
                                                ---------------
                                                      3,116,788
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.6%
        6,905  Air Transport Services Group,
                  Inc. (a)                              163,994
       10,160  Expeditors International of
                  Washington, Inc.                      704,088
        2,871  Forward Air Corp.                        168,039
                                                ---------------
                                                      1,036,121
                                                ---------------
               AUTO COMPONENTS -- 0.1%
        3,345  Fox Factory Holding Corp. (a)            198,459
                                                ---------------
               AUTOMOBILES -- 0.4%
        2,079  Tesla, Inc. (a)                          638,295
                                                ---------------
               BANKS -- 2.7%
        2,322  BancFirst Corp.                          124,645
          931  BOK Financial Corp.                       77,375
        5,699  Brookline Bancorp, Inc.                   84,744
        1,715  City Holding Co.                         122,931
        3,633  Commerce Bancshares, Inc.                217,253
        4,683  Community Bank System, Inc.              280,746
        1,552  Cullen/Frost Bankers, Inc.               150,979
        3,893  CVB Financial Corp.                       85,296
        1,027  Enterprise Financial Services
                  Corp.                                  45,322
        4,498  FB Financial Corp.                       148,794
        3,549  First Bancorp                            130,497
        4,723  First Busey Corp.                        116,942
        6,519  First Commonwealth Financial
                  Corp.                                  88,658
        5,915  First Financial Bankshares, Inc.         361,407
        2,298  First Merchants Corp.                     84,176
        4,651  First Republic Bank                      449,426
        5,168  Glacier Bancorp, Inc.                    217,986
        2,650  Heritage Financial Corp.                  82,097
        1,648  Independent Bank Corp.                   131,477
          844  Independent Bank Group, Inc.              44,529
        2,886  Lakeland Financial Corp.                 129,957
        1,204  LegacyTexas Financial Group,
                  Inc.                                   47,967
        2,609  Live Oak Bancshares, Inc.                 36,265
        3,754  National Bank Holdings Corp.,
                  Class A                               119,978
        2,961  Pinnacle Financial Partners,
                  Inc.                                  159,213


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        3,063  S&T Bancorp, Inc.                $       117,681
        4,454  Seacoast Banking Corp. of
                  Florida (a)                           122,574
        2,471  ServisFirst Bancshares, Inc.              83,396
        4,803  Simmons First National Corp.,
                  Class A                               118,826
        4,135  Sterling Bancorp                          79,557
       10,506  TCF Financial Corp.                      232,813
        1,545  Tompkins Financial Corp.                 113,619
        1,613  TowneBank                                 41,874
        1,385  Webster Financial Corp.                   74,624
        1,053  WesBanco, Inc.                            42,762
                                                ---------------
                                                      4,566,386
                                                ---------------
               BEVERAGES -- 0.2%
          654  Boston Beer (The) Co., Inc.,
                  Class A (a)                           162,951
        2,832  Brown-Forman Corp., Class B              133,812
                                                ---------------
                                                        296,763
                                                ---------------
               BIOTECHNOLOGY -- 3.9%
        6,003  AbbVie, Inc.                             481,981
        7,168  ACADIA Pharmaceuticals,
                  Inc. (a)                              163,287
          887  Acceleron Pharma, Inc. (a)                37,609
        2,480  Acorda Therapeutics, Inc. (a)             41,242
        4,033  Amicus Therapeutics, Inc. (a)             48,557
          992  Arena Pharmaceuticals, Inc. (a)           45,602
       19,159  Array BioPharma, Inc. (a)                357,699
        3,110  Arrowhead Pharmaceuticals,
                  Inc. (a)                               43,913
        6,206  Athenex, Inc. (a)                         72,920
        1,582  BioMarin Pharmaceutical,
                  Inc. (a)                              155,305
          716  Blueprint Medicines Corp. (a)             51,616
        2,102  Celgene Corp. (a)                        185,943
        1,352  CRISPR Therapeutics
                  AG (a) (b)                             43,845
        2,558  CytomX Therapeutics, Inc. (a)             43,435
        1,698  Editas Medicine, Inc. (a)                 36,898
        3,321  Emergent BioSolutions, Inc. (a)          207,197
        1,637  Enanta Pharmaceuticals, Inc. (a)         130,027
        4,327  Exact Sciences Corp. (a)                 389,776
       13,880  Exelixis, Inc. (a)                       327,152
        1,474  FibroGen, Inc. (a)                        83,649
        3,057  Genomic Health, Inc. (a)                 231,751
        5,384  Halozyme Therapeutics, Inc. (a)           87,113
        5,262  Heron Therapeutics, Inc. (a)             141,548
        4,352  Incyte Corp. (a)                         350,728
        1,563  Intercept Pharmaceuticals,
                  Inc. (a)                              188,623
        5,050  Ionis Pharmaceuticals, Inc. (a)          292,900
        4,123  Karyopharm Therapeutics,
                  Inc. (a)                               34,922
        2,767  Natera, Inc. (a)                          37,604
        4,590  PTC Therapeutics, Inc. (a)               142,887
        4,776  Radius Health, Inc. (a)                   87,258
        1,482  Regeneron Pharmaceuticals,
                  Inc. (a)                              636,178


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
        1,878  REGENXBIO, Inc. (a)              $        82,557
        3,734  Repligen Corp. (a)                       212,875
        3,481  Retrophin, Inc. (a)                       75,050
        3,365  Sangamo Therapeutics, Inc. (a)            39,337
        1,251  Sarepta Therapeutics, Inc. (a)           174,777
        7,535  Vanda Pharmaceuticals, Inc. (a)          204,425
        2,439  Vertex Pharmaceuticals, Inc. (a)         465,629
        4,356  Xencor, Inc. (a)                         157,252
                                                ---------------
                                                      6,591,067
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
        3,197  A.O. Smith Corp.                         153,008
        4,493  AAON, Inc.                               165,971
        4,780  Advanced Drainage Systems,
                  Inc.                                  121,890
        3,426  Allegion PLC                             294,156
        2,345  Armstrong World Industries,
                  Inc.                                  159,554
        3,095  Continental Building Products,
                  Inc. (a)                               81,522
        1,559  Lennox International, Inc.               357,448
        1,305  Patrick Industries, Inc. (a)              52,070
        7,312  PGT Innovations, Inc. (a)                121,672
        2,521  Simpson Manufacturing Co.,
                  Inc.                                  154,739
        3,450  Trex Co., Inc. (a)                       240,672
                                                ---------------
                                                      1,902,702
                                                ---------------
               CAPITAL MARKETS -- 3.2%
        2,956  Blucora, Inc. (a)                         87,231
        5,657  Cboe Global Markets, Inc.                527,628
        2,942  CME Group, Inc.                          536,268
        1,126  Cohen & Steers, Inc.                      42,371
        6,306  E*TRADE Financial Corp.                  294,238
        1,364  FactSet Research Systems, Inc.           298,211
        2,129  Hamilton Lane, Inc., Class A              77,219
        2,140  Houlihan Lokey, Inc.                      94,674
        5,365  Intercontinental Exchange, Inc.          411,817
        5,588  LPL Financial Holdings, Inc.             393,228
          969  MarketAxess Holdings, Inc.               208,112
          962  Moody's Corp.                            152,487
        1,864  Morningstar, Inc.                        231,416
        1,877  MSCI, Inc.                               319,597
        4,955  Nasdaq, Inc.                             436,238
        2,032  PJT Partners, Inc., Class A               88,351
        3,718  Raymond James Financial, Inc.            299,299
        1,459  T. Rowe Price Group, Inc.                136,358
       11,303  TD Ameritrade Holding Corp.              632,403
        7,643  Virtu Financial, Inc., Class A           195,279
                                                ---------------
                                                      5,462,425
                                                ---------------
               CHEMICALS -- 2.1%
          871  Balchem Corp.                             72,310
        3,076  Celanese Corp.                           294,558
        9,289  CF Industries Holdings, Inc.             405,465
        1,158  Chase Corp.                              116,750
        4,695  Ecolab, Inc.                             742,608
        5,022  Ferro Corp. (a)                           83,717


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CHEMICALS (CONTINUED)
        5,464  FMC Corp.                        $       436,027
        3,262  Ingevity Corp. (a)                       306,856
       10,636  PQ Group Holdings, Inc. (a)              160,072
        1,406  Sherwin-Williams (The) Co.               592,657
       14,109  Valvoline, Inc.                          311,950
                                                ---------------
                                                      3,522,970
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.5%
        4,531  Brady Corp., Class A                     202,581
        3,167  Brink's (The) Co.                        234,516
        6,911  Casella Waste Systems, Inc.,
                  Class A (a)                           208,159
        1,320  Cimpress N.V. (a)                        109,784
        2,406  Cintas Corp.                             451,149
        2,766  Clean Harbors, Inc. (a)                  163,775
        8,458  Copart, Inc. (a)                         428,229
        8,637  Covanta Holding Corp.                    139,056
        4,291  KAR Auction Services, Inc.               223,175
        3,059  McGrath RentCorp                         154,174
        2,481  Mobile Mini, Inc.                         93,757
        3,620  MSA Safety, Inc.                         362,652
       11,195  Rollins, Inc.                            416,902
        3,955  Tetra Tech, Inc.                         218,276
        3,127  US Ecology, Inc.                         199,096
        6,218  Waste Management, Inc.                   594,876
                                                ---------------
                                                      4,200,157
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.5%
        5,998  Casa Systems, Inc. (a)                    69,817
       10,064  Ciena Corp. (a)                          383,338
       15,965  Cisco Systems, Inc.                      754,985
        1,708  F5 Networks, Inc. (a)                    274,902
        3,249  Lumentum Holdings, Inc. (a)              158,908
        6,013  Motorola Solutions, Inc.                 702,980
       19,591  Viavi Solutions, Inc. (a)                217,852
                                                ---------------
                                                      2,562,782
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.1%
        3,606  Comfort Systems USA, Inc.                172,980
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.2%
          784  Martin Marietta Materials, Inc.          138,517
        1,363  Vulcan Materials Co.                     138,549
                                                ---------------
                                                        277,066
                                                ---------------
               CONSUMER FINANCE -- 0.6%
          715  Credit Acceptance Corp. (a)              284,584
        5,956  Enova International, Inc. (a)            137,286
        2,831  FirstCash, Inc.                          233,359
        4,292  Green Dot Corp., Class A (a)             317,694
        8,213  SLM Corp. (a)                             87,961
                                                ---------------
                                                      1,060,884
                                                ---------------
               DISTRIBUTORS -- 0.2%
        2,296  Pool Corp.                               344,193
                                                ---------------


                        See Notes to Financial Statements                Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.0%
        3,062  Bright Horizons Family
                  Solutions, Inc. (a)           $       354,549
        6,896  Career Education Corp. (a)                89,027
       12,008  Chegg, Inc. (a)                          422,922
          710  Grand Canyon Education,
                  Inc. (a)                               65,987
        8,477  Service Corp. International              363,833
        7,432  ServiceMaster Global Holdings,
                  Inc. (a)                              289,774
        1,982  Sotheby's (a)                             80,053
                                                ---------------
                                                      1,666,145
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.1%
        1,742  Cogent Communications
                  Holdings, Inc.                         84,400
        8,537  Iridium Communications, Inc. (a)         165,447
                                                ---------------
                                                        249,847
                                                ---------------
               ELECTRIC UTILITIES -- 0.5%
        3,184  NextEra Energy, Inc.                     569,872
        6,645  PNM Resources, Inc.                      283,011
                                                ---------------
                                                        852,883
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
        4,088  AMETEK, Inc.                             298,015
        9,924  Atkore International Group,
                  Inc. (a)                              230,138
        6,866  Generac Holdings, Inc. (a)               363,417
       18,080  Sunrun, Inc. (a)                         240,464
        8,010  TPI Composites, Inc. (a)                 242,463
        4,168  Vicor Corp. (a)                          164,177
                                                ---------------
                                                      1,538,674
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.6%
        4,988  Amphenol Corp., Class A                  438,545
        8,536  CDW Corp.                                710,793
        4,477  CTS Corp.                                127,012
        1,938  FARO Technologies, Inc. (a)               82,404
        2,427  II-VI, Inc. (a)                           92,129
       11,226  KEMET Corp.                              198,925
        1,194  Littelfuse, Inc.                         209,810
          390  Rogers Corp. (a)                          49,495
        3,970  TTM Technologies, Inc. (a)                45,575
       15,159  Vishay Intertechnology, Inc.             295,600
        2,143  Zebra Technologies Corp.,
                  Class A (a)                           372,025
                                                ---------------
                                                      2,622,313
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
        2,848  Helmerich & Payne, Inc.                  159,459
        9,628  Keane Group, Inc. (a)                     97,050
        6,446  Mammoth Energy Services, Inc.            142,650
        9,408  ProPetro Holding Corp. (a)               153,727
                                                ---------------
                                                        552,886
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENTERTAINMENT -- 1.1%
       14,046  Live Nation Entertainment,
                  Inc. (a)                      $       751,601
          765  Madison Square Garden (The)
                  Co., Class A (a)                      212,594
        1,034  Netflix, Inc. (a)                        351,043
        2,741  World Wrestling Entertainment,
                  Inc., Class A                         225,694
       69,471  Zynga, Inc., Class A (a)                 311,230
                                                ---------------
                                                      1,852,162
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.2%
        3,314  Acadia Realty Trust                       95,211
        2,664  Agree Realty Corp.                       175,904
          127  Alexander's, Inc.                         42,299
        3,439  American Homes 4 Rent,
                  Class A                                76,036
        3,498  American Tower Corp.                     604,594
        1,590  AvalonBay Communities, Inc.              306,743
        8,533  CareTrust REIT, Inc.                     187,555
        5,095  Crown Castle International
                  Corp.                                 596,421
        4,758  CubeSmart                                147,260
        1,291  CyrusOne, Inc.                            69,972
        5,194  Digital Realty Trust, Inc.               562,718
        2,000  Douglas Emmett, Inc.                      75,660
        1,488  EastGroup Properties, Inc.               153,948
        2,108  Equity LifeStyle Properties,
                  Inc.                                  223,195
        1,129  Essex Property Trust, Inc.               306,185
        3,058  Extra Space Storage, Inc.                301,549
        1,156  Federal Realty Investment Trust          153,251
        2,365  First Industrial Realty Trust,
                  Inc.                                   77,383
        4,423  Four Corners Property Trust,
                  Inc.                                  124,905
        2,112  Gaming and Leisure Properties,
                  Inc.                                   79,200
        6,085  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.          137,460
        8,091  Healthcare Trust of America,
                  Inc., Class A                         229,946
        8,538  Iron Mountain, Inc.                      317,614
        7,843  JBG SMITH Properties                     303,132
        1,973  Lamar Advertising Co., Class A           146,890
        1,468  Life Storage, Inc.                       144,260
        2,781  LTC Properties, Inc.                     131,931
       21,223  Medical Properties Trust, Inc.           386,259
        2,892  Mid-America Apartment
                  Communities, Inc.                     292,902
        4,221  National Retail Properties, Inc.         222,489
        4,381  National Storage Affiliates
                  Trust                                 127,487
        9,827  Physicians Realty Trust                  177,967
        4,621  Piedmont Office Realty Trust,
                  Inc., Class A                          89,462
        1,563  PS Business Parks, Inc.                  226,932
          665  Public Storage                           141,326
        2,465  Rayonier, Inc.                            75,035
        6,411  Realty Income Corp.                      440,372
        4,715  Regency Centers Corp.                    306,475
        2,433  Retail Opportunity Investments
                  Corp.                                  42,748


Page 76                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        3,933  Rexford Industrial Realty, Inc.  $       132,149
        1,023  Ryman Hospitality Properties,
                  Inc.                                   82,198
        8,284  Sabra Health Care REIT, Inc.             170,153
          818  Saul Centers, Inc.                        43,321
        1,709  SBA Communications Corp. (a)             311,944
          802  Simon Property Group, Inc.               146,060
        3,165  STAG Industrial, Inc.                     87,259
        2,013  Sun Communities, Inc.                    221,249
        3,296  Terreno Realty Corp.                     132,961
        3,817  Tier REIT, Inc.                           89,699
        6,984  UDR, Inc.                                305,550
        8,767  Uniti Group, Inc.                        174,551
       10,903  VICI Properties, Inc.                    234,742
                                                ---------------
                                                     10,432,512
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.2%
        6,450  Sysco Corp.                              411,832
                                                ---------------
               FOOD PRODUCTS -- 1.2%
        1,080  Calavo Growers, Inc.                      87,869
        6,122  Freshpet, Inc. (a)                       220,208
        1,090  J&J Snack Foods Corp.                    168,241
        9,404  Lamb Weston Holdings, Inc.               679,909
        1,930  Lancaster Colony Corp.                   307,005
        4,968  McCormick & Co., Inc.                    614,244
                                                ---------------
                                                      2,077,476
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.8%
          851  ABIOMED, Inc. (a)                        298,761
          212  Atrion Corp.                             158,118
       19,574  Boston Scientific Corp. (a)              746,748
          917  Cantel Medical Corp.                      74,662
        4,068  Cardiovascular Systems, Inc. (a)         126,637
        2,453  CONMED Corp.                             172,569
        6,938  CryoLife, Inc. (a)                       193,640
        3,620  DENTSPLY SIRONA, Inc.                    151,859
        2,849  DexCom, Inc. (a)                         401,794
        3,613  Edwards Lifesciences Corp. (a)           615,727
        2,804  Glaukos Corp. (a)                        178,867
        1,578  Globus Medical, Inc.,
                  Class A (a)                            71,089
        2,729  Haemonetics Corp. (a)                    269,925
        3,084  Hill-Rom Holdings, Inc.                  308,462
       13,465  Hologic, Inc. (a)                        597,846
        1,189  ICU Medical, Inc. (a)                    295,823
          724  IDEXX Laboratories, Inc. (a)             154,053
          550  Inogen, Inc. (a)                          83,166
        1,721  Insulet Corp. (a)                        139,728
        2,582  Integer Holdings Corp. (a)               209,116
        1,513  Integra LifeSciences Holdings
                  Corp. (a)                              71,656
          844  Intuitive Surgical, Inc. (a)             441,952
        1,668  iRhythm Technologies, Inc. (a)           141,780
        2,543  Masimo Corp. (a)                         316,324
        6,115  Merit Medical Systems, Inc. (a)          345,681


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
        4,629  Natus Medical, Inc. (a)          $       156,182
        8,155  Novocure Ltd. (a)                        399,595
        3,308  OraSure Technologies, Inc. (a)            42,508
        3,001  Orthofix Medical, Inc. (a)               162,384
        2,235  Penumbra, Inc. (a)                       325,215
        2,374  Quidel Corp. (a)                         137,763
        4,860  ResMed, Inc.                             462,526
        3,633  STAAR Surgical Co. (a)                   129,807
        1,765  Stryker Corp.                            313,411
        4,148  Tandem Diabetes Care, Inc. (a)           180,355
        2,141  Teleflex, Inc.                           585,564
       17,095  TransEnterix, Inc. (a) (b)                46,498
        1,393  West Pharmaceutical Services,
                  Inc.                                  150,820
        5,787  Wright Medical Group N.V. (a)            172,684
                                                ---------------
                                                      9,831,295
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.1%
        2,914  Amedisys, Inc. (a)                       382,200
        3,474  AMN Healthcare Services,
                  Inc. (a)                              225,081
        3,297  BioTelemetry, Inc. (a)                   236,791
        3,505  Centene Corp. (a)                        457,648
          964  Chemed Corp.                             287,214
        4,424  Encompass Health Corp.                   295,700
        5,076  Ensign Group (The), Inc.                 221,161
        5,558  HCA Healthcare, Inc.                     774,952
        1,144  HealthEquity, Inc. (a)                    71,317
        2,097  LHC Group, Inc. (a)                      221,716
        2,937  Molina Healthcare, Inc. (a)              390,562
        4,217  Premier, Inc., Class A (a)               167,794
        3,983  Tenet Healthcare Corp. (a)                87,586
        2,777  UnitedHealth Group, Inc.                 750,345
        1,923  US Physical Therapy, Inc.                203,627
        1,712  WellCare Health Plans, Inc. (a)          473,334
                                                ---------------
                                                      5,247,028
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.9%
        7,896  Evolent Health, Inc.,
                  Class A (a)                           139,601
        6,999  HMS Holdings Corp. (a)                   209,900
        2,024  Medidata Solutions, Inc. (a)             143,623
        5,199  NextGen Healthcare, Inc. (a)              91,918
        2,572  Omnicell, Inc. (a)                       167,515
        3,088  Tabula Rasa HealthCare, Inc. (a)         186,145
        2,754  Teladoc Health, Inc. (a)                 176,807
        3,056  Veeva Systems, Inc., Class A (a)         333,287
                                                ---------------
                                                      1,448,796
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.3%
        2,292  BJ's Restaurants, Inc.                   114,210
        4,477  Brinker International, Inc.              181,408
        1,602  Chipotle Mexican Grill, Inc. (a)         848,435
        1,907  Choice Hotels International,
                  Inc.                                  150,958
        1,677  Churchill Downs, Inc.                    154,250
        5,542  Darden Restaurants, Inc.                 581,522


                        See Notes to Financial Statements                Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
        2,923  Dine Brands Global, Inc.         $       222,937
        2,232  Domino's Pizza, Inc.                     633,285
        4,258  Dunkin' Brands Group, Inc.               291,205
        9,424  Eldorado Resorts, Inc. (a)               439,347
        3,030  Hyatt Hotels Corp., Class A              211,827
        1,493  Jack in the Box, Inc.                    120,858
        2,276  McDonald's Corp.                         406,903
        6,364  Planet Fitness, Inc.,
                  Class A (a)                           368,603
        1,902  Red Rock Resorts, Inc., Class A           48,273
        7,131  SeaWorld Entertainment, Inc. (a)         185,763
        1,734  Shake Shack, Inc., Class A (a)            82,816
        1,227  Six Flags Entertainment Corp.             75,571
       10,742  Starbucks Corp.                          731,960
        4,573  Texas Roadhouse, Inc.                    278,221
       21,862  Wendy's (The) Co.                        378,650
        3,067  Wingstop, Inc.                           201,349
        6,020  Yum! Brands, Inc.                        565,760
                                                ---------------
                                                      7,274,111
                                                ---------------
               HOUSEHOLD DURABLES -- 0.4%
          296  Cavco Industries, Inc. (a)                49,222
        3,441  Installed Building Products,
                  Inc. (a)                              144,900
        2,351  iRobot Corp. (a)                         211,096
        3,484  LGI Homes, Inc. (a) (b)                  206,601
        2,495  Tupperware Brands Corp.                   68,039
                                                ---------------
                                                        679,858
                                                ---------------
               HOUSEHOLD PRODUCTS -- 1.0%
       10,519  Church & Dwight Co., Inc.                679,633
        3,591  Clorox (The) Co.                         532,832
        2,263  Colgate-Palmolive Co.                    146,371
        1,512  Energizer Holdings, Inc.                  71,669
        1,074  WD-40 Co.                                195,199
                                                ---------------
                                                      1,625,704
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.9%
       17,469  NRG Energy, Inc.                         714,657
       30,221  Vistra Energy Corp. (a)                  758,849
                                                ---------------
                                                      1,473,506
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
        4,352  Raven Industries, Inc.                   160,981
        1,516  Roper Technologies, Inc.                 429,422
                                                ---------------
                                                        590,403
                                                ---------------
               INSURANCE -- 1.1%
        9,906  Brown & Brown, Inc.                      269,047
        2,056  Kemper Corp.                             154,570
        2,835  Kinsale Capital Group, Inc.              164,430
        2,794  Primerica, Inc.                          313,962
       11,466  Progressive (The) Corp.                  771,547
        1,517  Trupanion, Inc. (a) (b)                   40,277
        5,192  Universal Insurance Holdings,
                  Inc.                                  195,842
                                                ---------------
                                                      1,909,675
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.4%
          387  Alphabet, Inc., Class A (a)      $       435,720
        3,780  IAC/InterActiveCorp (a)                  798,638
       12,391  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                     206,434
        3,683  Match Group, Inc.                        197,004
        5,061  TripAdvisor, Inc. (a)                    290,400
        9,628  Twitter, Inc. (a)                        323,116
        1,951  Yelp, Inc. (a)                            71,055
                                                ---------------
                                                      2,322,367
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
          368  Amazon.com, Inc. (a)                     632,493
          160  Booking Holdings, Inc. (a)               293,249
        9,858  eBay, Inc. (a)                           331,722
        7,174  Etsy, Inc. (a)                           392,059
        5,035  Liberty Expedia Holdings, Inc.,
                  Class A (a)                           206,385
        7,374  Quotient Technology, Inc. (a)             73,740
        1,956  Shutterfly, Inc. (a)                      89,898
        2,187  Shutterstock, Inc.                        87,502
        2,273  Wayfair, Inc., Class A (a)               248,802
                                                ---------------
                                                      2,355,850
                                                ---------------
               IT SERVICES -- 4.9%
          955  Accenture PLC, Class A                   146,640
        2,205  Akamai Technologies, Inc. (a)            143,545
        2,110  Automatic Data Processing, Inc.          295,062
        3,030  Black Knight, Inc. (a)                   149,046
        7,572  Booz Allen Hamilton Holding
                  Corp.                                 372,012
        1,530  Carbonite, Inc. (a)                       43,819
        2,534  DXC Technology Co.                       162,480
        5,810  Endurance International Group
                  Holdings, Inc. (a)                     47,061
        2,353  EPAM Systems, Inc. (a)                   332,902
        6,860  EVERTEC, Inc.                            189,816
        3,941  Fidelity National Information
                  Services, Inc.                        411,953
        5,499  Fiserv, Inc. (a)                         456,032
        4,329  Gartner, Inc. (a)                        588,268
        2,053  GoDaddy, Inc., Class A (a)               140,897
        1,633  GTT Communications,
                  Inc. (a) (b)                           41,805
        1,064  Jack Henry & Associates, Inc.            142,097
        5,301  LiveRamp Holdings, Inc. (a)              230,275
        2,143  Mastercard, Inc., Class A                452,452
        2,351  MongoDB, Inc. (a)                        217,138
        5,349  Okta, Inc. (a)                           440,918
        2,067  Paychex, Inc.                            146,344
        8,227  PayPal Holdings, Inc. (a)                730,229
        9,462  Sabre Corp.                              217,437
        4,934  Square, Inc., Class A (a)                352,041
        1,657  Total System Services, Inc.              148,484
        3,821  Twilio, Inc., Class A (a)                425,354
        1,866  VeriSign, Inc. (a)                       315,858
        3,698  Virtusa Corp. (a)                        179,427
        3,063  Visa, Inc., Class A                      413,536


Page 78                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       12,003  Western Union (The) Co.          $       219,055
          488  WEX, Inc. (a)                             78,729
                                                ---------------
                                                      8,230,712
                                                ---------------
               LEISURE PRODUCTS -- 0.1%
        5,501  Acushnet Holdings Corp.                  126,468
        7,576  Callaway Golf Co.                        123,413
                                                ---------------
                                                        249,881
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.2%
          294  Bio-Rad Laboratories, Inc.,
                  Class A (a)                            73,462
          471  Bio-Techne Corp.                          82,171
        1,023  Cambrex Corp. (a)                         44,654
        2,412  Charles River Laboratories
                  International, Inc. (a)               297,134
        1,845  Illumina, Inc. (a)                       516,212
        5,955  IQVIA Holdings, Inc. (a)                 768,255
        3,408  Luminex Corp.                             95,049
        3,719  Medpace Holdings, Inc. (a)               239,504
          490  Mettler-Toledo International,
                  Inc. (a)                              312,698
        9,192  NeoGenomics, Inc. (a)                    152,771
        3,711  PRA Health Sciences, Inc. (a)            393,255
        3,091  Thermo Fisher Scientific, Inc.           759,366
                                                ---------------
                                                      3,734,531
                                                ---------------
               MACHINERY -- 3.4%
        3,752  Actuant Corp., Class A                    85,883
        2,523  Albany International Corp.,
                  Class A                               173,229
        7,772  Allison Transmission Holdings,
                  Inc.                                  378,263
        4,355  Caterpillar, Inc.                        579,912
        3,028  Chart Industries, Inc. (a)               226,192
        4,638  Deere & Co.                              760,632
        3,230  Douglas Dynamics, Inc.                   114,342
        2,986  ESCO Technologies, Inc.                  194,418
        7,915  Federal Signal Corp.                     173,972
        1,991  Fortive Corp.                            149,305
        3,338  Gardner Denver Holdings,
                  Inc. (a)                               82,348
        4,893  Graco, Inc.                              212,014
        7,932  Harsco Corp. (a)                         168,952
        1,067  IDEX Corp.                               147,097
        2,184  Illinois Tool Works, Inc.                299,885
          950  John Bean Technologies Corp.              75,468
        1,422  Kadant, Inc.                             121,297
        3,462  Lincoln Electric Holdings, Inc.          299,255
        2,631  Navistar International Corp. (a)          86,402
        1,144  Nordson Corp.                            148,308
        1,815  Proto Labs, Inc. (a)                     225,332
        1,562  RBC Bearings, Inc. (a)                   217,774
        1,164  Sun Hydraulics Corp.                      41,229
        1,917  Wabtec Corp.                             132,580
        1,796  Watts Water Technologies, Inc.,
                  Class A                               134,466


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY (CONTINUED)
        8,295  Xylem, Inc.                      $       591,102
                                                ---------------
                                                      5,819,657
                                                ---------------
               MEDIA -- 1.3%
          416  Cable One, Inc.                          367,886
        1,942  Charter Communications, Inc.,
                  Class A (a)                           642,899
       11,185  Discovery, Inc., Class A (a)             317,430
        6,686  MSG Networks, Inc.,
                  Class A (a)                           149,766
        4,340  Nexstar Media Group, Inc.,
                  Class A                               362,260
       48,461  Sirius XM Holdings, Inc. (b)             282,528
                                                ---------------
                                                      2,122,769
                                                ---------------
               METALS & MINING -- 0.5%
       17,752  Cleveland-Cliffs, Inc.                   190,124
       11,663  Newmont Mining Corp.                     397,825
        1,594  Royal Gold, Inc.                         139,268
        4,485  Steel Dynamics, Inc.                     164,106
                                                ---------------
                                                        891,323
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.3%
        7,783  AGNC Investment Corp.                    139,394
       10,282  KKR Real Estate Finance Trust,
                  Inc.                                  212,015
       10,266  Ladder Capital Corp.                     177,704
                                                ---------------
                                                        529,113
                                                ---------------
               MULTILINE RETAIL -- 0.6%
       10,428  Kohl's Corp.                             716,299
        3,079  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              240,686
                                                ---------------
                                                        956,985
                                                ---------------
               MULTI-UTILITIES -- 0.2%
        4,349  Black Hills Corp.                        295,254
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.1%
        3,072  Anadarko Petroleum Corp.                 145,398
       18,083  Cabot Oil & Gas Corp.                    451,171
        2,267  California Resources Corp. (a)            45,680
        5,953  Callon Petroleum Co. (a)                  48,457
        3,422  Carrizo Oil & Gas, Inc. (a)               42,022
       11,688  Cheniere Energy, Inc. (a)                767,317
        8,876  ConocoPhillips                           600,816
        7,918  CVR Energy, Inc.                         317,908
        6,299  Delek US Holdings, Inc.                  204,780
       22,594  Denbury Resources, Inc. (a)               45,866
        1,545  EOG Resources, Inc.                      153,264
        9,006  Extraction Oil & Gas, Inc. (a)            35,484
        3,327  Hess Corp.                               179,658
        7,906  HollyFrontier Corp.                      445,424
        7,484  Jagged Peak Energy, Inc. (a)              78,807
        9,394  Marathon Oil Corp.                       148,331
        5,837  Murphy Oil Corp.                         159,642
       17,095  Northern Oil and Gas, Inc. (a)            43,250
       12,343  Oasis Petroleum, Inc. (a)                 74,305
        2,195  Occidental Petroleum Corp.               146,582


                        See Notes to Financial Statements                Page 79

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
        5,130  ONEOK, Inc.                      $       329,397
        6,267  PBF Energy, Inc., Class A                229,498
        2,294  PDC Energy, Inc. (a)                      74,716
        1,024  Pioneer Natural Resources Co.            145,736
        6,862  QEP Resources, Inc. (a)                   56,749
        4,409  SM Energy Co.                             86,505
        8,220  SRC Energy, Inc. (a)                      40,442
        3,008  Whiting Petroleum Corp. (a)               86,119
        6,013  WPX Energy, Inc. (a)                      73,719
                                                ---------------
                                                      5,257,043
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.1%
        9,215  Louisiana-Pacific Corp.                  224,662
                                                ---------------
               PERSONAL PRODUCTS -- 0.9%
        2,127  Estee Lauder (The) Cos., Inc.,
                  Class A                               290,165
        5,790  Herbalife Nutrition Ltd. (a)             345,663
        3,003  Inter Parfums, Inc.                      199,579
          928  Medifast, Inc.                           118,079
        2,226  Nu Skin Enterprises, Inc.,
                  Class A                               146,137
        2,899  USANA Health Sciences, Inc. (a)          339,473
                                                ---------------
                                                      1,439,096
                                                ---------------
               PHARMACEUTICALS -- 1.9%
        8,676  Corcept Therapeutics, Inc. (a)            96,998
        5,978  Eli Lilly and Co.                        716,523
        5,293  Endo International PLC (a)                51,607
       17,465  Horizon Pharma PLC (a)                   375,323
       11,283  Innoviva, Inc. (a)                       192,939
          791  MyoKardia, Inc. (a)                       32,732
        3,661  Pacira Pharmaceuticals, Inc. (a)         148,929
       15,848  Pfizer, Inc.                             672,748
        1,404  Reata Pharmaceuticals, Inc.,
                  Class A (a)                           111,997
        1,919  Revance Therapeutics, Inc. (a)            33,141
        1,163  Supernus Pharmaceuticals,
                  Inc. (a)                               44,345
        4,530  Theravance Biopharma,
                  Inc. (a) (b)                          118,006
        6,469  Zoetis, Inc.                             557,369
                                                ---------------
                                                      3,152,657
                                                ---------------
               PROFESSIONAL SERVICES -- 1.7%
        2,505  ASGN, Inc. (a)                           157,790
        7,996  CBIZ, Inc. (a)                           156,722
          399  CoStar Group, Inc. (a)                   155,905
        3,106  Exponent, Inc.                           155,176
        5,121  FTI Consulting, Inc. (a)                 349,867
        3,040  ICF International, Inc.                  200,397
        3,655  Insperity, Inc.                          389,915
        3,452  Korn Ferry                               157,411
        4,773  Robert Half International, Inc.          307,524
        2,371  TransUnion                               144,204
        1,628  TriNet Group, Inc. (a)                    74,335
        5,076  Verisk Analytics, Inc. (a)               595,973
                                                ---------------
                                                      2,845,219
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
        7,513  Kennedy-Wilson Holdings, Inc.    $       150,185
        2,683  Redfin Corp. (a) (b)                      47,999
        1,484  RMR Group (The), Inc., Class A            97,959
        2,934  St Joe (The) Co. (a)                      45,653
                                                ---------------
                                                        341,796
                                                ---------------
               ROAD & RAIL -- 1.5%
        6,505  CSX Corp.                                427,379
        1,448  J.B. Hunt Transport Services,
                  Inc.                                  154,994
        5,445  Knight-Swift Transportation
                  Holdings, Inc.                        172,879
        2,854  Landstar System, Inc.                    289,909
        4,864  Marten Transport Ltd.                     94,118
        2,703  Norfolk Southern Corp.                   453,401
        2,241  Old Dominion Freight Line, Inc.          304,619
        1,411  Saia, Inc. (a)                            84,618
        2,923  Union Pacific Corp.                      464,962
                                                ---------------
                                                      2,446,879
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.6%
       37,474  Advanced Micro Devices,
                  Inc. (a)                              914,740
        4,708  Analog Devices, Inc.                     465,433
        8,452  Applied Materials, Inc.                  330,304
        2,720  Broadcom, Inc.                           729,640
        4,428  Brooks Automation, Inc.                  137,844
        2,148  Cabot Microelectronics Corp.             218,860
        7,979  Cree, Inc. (a)                           402,381
       10,732  Cypress Semiconductor Corp.              148,853
        6,103  Diodes, Inc. (a)                         205,244
        9,788  Entegris, Inc.                           323,493
        2,450  Inphi Corp. (a)                           96,628
       11,793  Intel Corp.                              555,686
        1,505  KLA-Tencor Corp.                         160,388
        3,848  Microchip Technology, Inc.               309,264
        4,246  Micron Technology, Inc. (a)              162,282
        2,113  MKS Instruments, Inc.                    172,484
        1,761  Monolithic Power Systems, Inc.           222,872
        8,268  ON Semiconductor Corp. (a)               165,691
        7,101  QUALCOMM, Inc.                           351,642
        4,464  Semtech Corp. (a)                        216,772
        1,733  Silicon Laboratories, Inc. (a)           132,574
        2,176  Teradyne, Inc.                            78,314
        1,426  Texas Instruments, Inc.                  143,570
        4,924  Versum Materials, Inc.                   181,055
        8,122  Xilinx, Inc.                             909,177
                                                ---------------
                                                      7,735,191
                                                ---------------
               SOFTWARE -- 9.5%
        8,732  8x8, Inc. (a)                            153,771
        1,787  Adobe, Inc. (a)                          442,854
        3,796  Alarm.com Holdings, Inc. (a)             238,882
        3,311  Alteryx, Inc., Class A (a)               235,578
        2,660  Appfolio, Inc., Class A (a)              168,405
          831  Aspen Technology, Inc. (a)                80,300
        3,143  Autodesk, Inc. (a)                       462,650
        2,831  Blackline, Inc. (a)                      134,699


Page 80                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        2,414  Bottomline Technologies DE,
                  Inc. (a)                      $       124,683
        9,295  Cadence Design Systems,
                  Inc. (a)                              446,439
        9,906  Cision Ltd. (a)                          122,834
        3,493  Cloudera, Inc. (a)                        47,155
        3,465  CommVault Systems, Inc. (a)              228,933
        3,904  Cornerstone OnDemand, Inc. (a)           223,855
        4,344  Coupa Software, Inc. (a)                 377,754
        3,202  Envestnet, Inc. (a)                      173,708
        3,468  Everbridge, Inc. (a)                     214,530
        1,460  Fair Isaac Corp. (a)                     328,792
       16,843  FireEye, Inc. (a)                        297,784
        4,503  Five9, Inc. (a)                          230,238
        3,031  ForeScout Technologies, Inc. (a)          92,446
        7,858  Fortinet, Inc. (a)                       601,687
        2,552  Guidewire Software, Inc. (a)             221,207
        2,171  HubSpot, Inc. (a)                        343,691
        4,199  Instructure, Inc. (a)                    165,986
        2,053  Intuit, Inc.                             443,078
        1,967  j2 Global, Inc.                          147,840
        4,176  LivePerson, Inc. (a)                      98,011
        2,510  LogMeIn, Inc.                            233,480
        2,724  Microsoft Corp.                          284,467
        2,529  New Relic, Inc. (a)                      257,073
        6,564  Nutanix, Inc., Class A (a)               336,274
        2,146  Palo Alto Networks, Inc. (a)             461,004
        2,230  Paycom Software, Inc. (a)                330,575
        3,401  Paylocity Holding Corp. (a)              241,573
        1,427  Pegasystems, Inc.                         80,326
        3,266  Progress Software Corp.                  118,327
          814  Proofpoint, Inc. (a)                      82,922
        3,691  PROS Holdings, Inc. (a)                  127,709
        2,339  Q2 Holdings, Inc. (a)                    139,007
        2,740  Qualys, Inc. (a)                         237,092
        5,055  Rapid7, Inc. (a)                         203,110
        2,833  RealPage, Inc. (a)                       157,996
        4,140  RingCentral, Inc., Class A (a)           382,702
        4,041  salesforce.com, Inc. (a)                 614,111
        3,886  ServiceNow, Inc. (a)                     854,998
        6,598  Splunk, Inc. (a)                         823,694
        1,912  SPS Commerce, Inc. (a)                   169,518
        8,959  SS&C Technologies Holdings,
                   Inc.                                 461,299
        2,844  Tableau Software, Inc.,
                  Class A (a)                           363,577
        2,941  Trade Desk (The), Inc.,
                  Class A (a)                           419,622
          367  Tyler Technologies, Inc. (a)              69,433
          836  Ultimate Software Group (The),
                  Inc. (a)                              228,287
        1,489  Varonis Systems, Inc. (a)                 87,970
        3,722  Verint Systems, Inc. (a)                 180,033
        4,333  Workday, Inc., Class A (a)               786,569
        5,303  Yext, Inc. (a)                            82,674
        5,847  Zendesk, Inc. (a)                        394,848
                                                ---------------
                                                     16,058,060
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 4.2%
       10,593  American Eagle Outfitters, Inc.  $       223,724
          826  AutoZone, Inc. (a)                       699,903
        4,253  Burlington Stores, Inc. (a)              730,283
        4,815  Carvana Co. (a) (b)                      178,877
        3,336  Five Below, Inc. (a)                     412,763
        5,270  Floor & Decor Holdings, Inc.,
                  Class A (a)                           180,708
        1,610  Home Depot (The), Inc.                   295,483
        4,376  Lowe's Cos., Inc.                        420,796
        2,864  Monro, Inc.                              205,234
        2,422  National Vision Holdings,
                  Inc. (a)                               76,923
        2,009  O'Reilly Automotive, Inc. (a)            692,422
        2,848  RH (a) (b)                               386,958
        6,652  Ross Stores, Inc.                        612,782
       12,369  TJX (The) Cos., Inc.                     615,111
        4,090  Tractor Supply Co.                       349,286
        2,826  Ulta Beauty, Inc. (a)                    824,966
        6,167  Urban Outfitters, Inc. (a)               199,194
                                                ---------------
                                                      7,105,413
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
        7,744  3D Systems Corp. (a) (b)                  98,813
        1,754  Apple, Inc.                              291,936
        4,638  NetApp, Inc.                             295,765
        4,245  Pure Storage, Inc., Class A (a)           76,028
        3,491  Seagate Technology PLC                   154,582
                                                ---------------
                                                        917,124
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.1%
        4,058  Columbia Sportswear Co.                  361,933
        7,579  Crocs, Inc. (a)                          217,669
        2,667  Deckers Outdoor Corp. (a)                342,576
        5,007  Fossil Group, Inc. (a)                    84,919
        7,464  NIKE, Inc., Class B                      611,152
       11,589  Under Armour, Inc., Class A (a)          240,356
                                                ---------------
                                                      1,858,605
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.5%
        3,128  Axos Financial, Inc. (a)                  94,966
        1,244  LendingTree, Inc. (a)                    368,647
        8,824  NMI Holdings, Inc., Class A (a)          194,128
        1,716  OceanFirst Financial Corp.                41,201
        2,680  Walker & Dunlop, Inc.                    128,828
        2,078  WSFS Financial Corp.                      87,629
                                                ---------------
                                                        915,399
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.8%
          716  Applied Industrial Technologies,
                  Inc.                                   42,251
       10,584  Fastenal Co.                             639,909
        1,892  H&E Equipment Services, Inc.              50,649
        1,235  SiteOne Landscape Supply,
                  Inc. (a)                               65,825
        1,314  United Rentals, Inc. (a)                 164,592
        1,432  W.W. Grainger, Inc.                      422,998
                                                ---------------
                                                      1,386,224
                                                ---------------


                        See Notes to Financial Statements                Page 81

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.4%
        2,350  American States Water Co.        $       159,142
        3,993  Aqua America, Inc.                       139,955
        4,132  California Water Service Group           204,616
        1,416  SJW Group                                 84,889
                                                ---------------
                                                        588,602
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.1%
        4,450  Shenandoah Telecommunications
                  Co.                                   211,953
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.6%                          168,279,509
               (Cost $153,870,307)              ---------------

               MONEY MARKET FUNDS -- 0.4%
       77,689  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                          77,689
      561,692  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.28% (c)                     561,692
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                               639,381
               (Cost $639,381)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$     354,247  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $354,272. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.25%, due 11/15/27.
                  The value of the collateral
                  including accrued interest
                  is $363,093. (d)                      354,247
      439,345  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $439,376. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.375%, due 01/31/23.
                  The value of the collateral
                  including accrued interest
                  is $448,132. (d)                      439,345
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.5%                               793,592
               (Cost $793,592)                  ---------------

               TOTAL INVESTMENTS -- 100.5%          169,712,482
               (Cost $155,303,280) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%                (833,531)
                                                ---------------
               NET ASSETS -- 100.0%             $   168,878,951
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $849,849 and the total value of the collateral held by the Fund is $871,281.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purpose approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,556,801 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,147,599. The net unrealized appreciation was $14,409,202.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  168,279,509   $          --   $         --
Money Market
   Funds                  639,381              --             --
Repurchase
   Agreements                  --         793,592             --
                   ---------------------------------------------
Total Investments  $  168,918,890   $     793,592   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 82                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       849,849
Non-cash Collateral(2)                                 (849,849)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       793,592
Non-cash Collateral(4)                                 (793,592)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 83

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 0.3%
        1,402  Curtiss-Wright Corp.             $       159,155
                                                ---------------
               AIRLINES -- 2.4%
        4,703  Alaska Air Group, Inc.                   300,757
       22,273  JetBlue Airways Corp. (a)                400,691
        8,042  SkyWest, Inc.                            409,740
        3,706  Spirit Airlines, Inc. (a)                217,987
                                                ---------------
                                                      1,329,175
                                                ---------------
               AUTO COMPONENTS -- 2.1%
       20,994  Dana, Inc.                               369,914
       10,620  Gentex Corp.                             224,932
       17,527  Goodyear Tire & Rubber (The)
                  Co.                                   371,397
        2,373  Visteon Corp. (a)                        182,460
                                                ---------------
                                                      1,148,703
                                                ---------------
               AUTOMOBILES -- 1.2%
        6,291  Harley-Davidson, Inc.                    231,886
        6,879  Thor Industries, Inc.                    447,961
                                                ---------------
                                                        679,847
                                                ---------------
               BANKS -- 8.7%
        7,230  Associated Banc-Corp.                    156,529
        2,738  BancorpSouth Bank                         79,895
       12,535  Bank OZK                                 380,312
        9,559  BankUnited, Inc.                         323,190
        2,135  Cathay General Bancorp                    79,251
        7,478  CIT Group, Inc.                          345,409
        3,288  East West Bancorp, Inc.                  165,452
       21,812  F.N.B. Corp.                             254,110
          380  First Citizens BancShares, Inc.,
                  Class A                               154,861
        3,177  First Hawaiian, Inc.                      81,744
       16,310  First Horizon National Corp.             239,431
        4,620  Fulton Financial Corp.                    74,151
        6,195  Hancock Whitney Corp.                    254,491
        8,757  Home BancShares, Inc.                    160,341
        1,114  IBERIABANK Corp.                          82,313
        4,159  International Bancshares Corp.           147,520
        8,599  PacWest Bancorp                          331,835
        9,916  People's United Financial, Inc.          162,424
        3,031  Popular, Inc.                            165,523
        1,149  Prosperity Bancshares, Inc.               81,740
          697  Signature Bank                            88,735
        2,388  South State Corp.                        158,444
        2,346  UMB Financial Corp.                      150,989
       13,499  Umpqua Holdings Corp.                    238,662
        2,300  United Bankshares, Inc.                   81,351
       16,114  Valley National Bancorp                  162,913
        2,151  Wintrust Financial Corp.                 153,022
                                                ---------------
                                                      4,754,638
                                                ---------------
               BIOTECHNOLOGY -- 0.5%
        2,627  United Therapeutics Corp. (a)            302,972
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS -- 1.1%
        5,651  Fortune Brands Home &
                  Security, Inc.                $       255,990
        6,506  Owens Corning                            340,850
                                                ---------------
                                                        596,840
                                                ---------------
               CAPITAL MARKETS -- 2.2%
        3,672  Affiliated Managers Group, Inc.          385,376
       13,836  BGC Partners, Inc., Class A               85,645
        1,940  Lazard Ltd., Class A                      77,193
       14,021  Legg Mason, Inc.                         417,826
        5,182  Stifel Financial Corp.                   248,062
                                                ---------------
                                                      1,214,102
                                                ---------------
               CHEMICALS -- 3.6%
        1,010  Ashland Global Holdings, Inc.             76,659
       10,141  Chemours (The) Co.                       362,541
       18,542  Huntsman Corp.                           407,368
       17,788  Olin Corp.                               419,975
        5,002  PolyOne Corp.                            161,915
        2,562  Sensient Technologies Corp.              160,842
        7,813  Trinseo S.A.                             383,227
                                                ---------------
                                                      1,972,527
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.5%
        5,850  Stericycle, Inc. (a)                     257,868
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.5%
       13,094  CommScope Holding Co.,
                  Inc. (a)                              273,795
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.2%
        5,400  AECOM (a)                                165,294
        3,594  EMCOR Group, Inc.                        234,437
        4,444  Fluor Corp.                              162,517
        7,054  MasTec, Inc. (a)                         313,057
        9,507  Quanta Services, Inc.                    335,977
                                                ---------------
                                                      1,211,282
                                                ---------------
               CONSUMER FINANCE -- 1.8%
       24,360  Navient Corp.                            277,704
       11,780  OneMain Holdings, Inc. (a)               352,104
       20,334  Santander Consumer USA
                  Holdings, Inc.                        387,566
                                                ---------------
                                                      1,017,374
                                                ---------------
               CONTAINERS & PACKAGING -- 2.0%
        4,515  Berry Global Group, Inc. (a)             222,364
       26,893  Graphic Packaging Holding Co.            324,598
        8,298  Owens-Illinois, Inc.                     166,541
       12,116  Silgan Holdings, Inc.                    334,644
        1,346  Sonoco Products Co.                       77,503
                                                ---------------
                                                      1,125,650
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.4%
        8,458  H&R Block, Inc.                          199,524
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
        4,122  Jefferies Financial Group, Inc.           85,779
                                                ---------------


Page 84                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 1.6%
          938  ALLETE, Inc.                     $        72,170
        1,953  Hawaiian Electric Industries,
                  Inc.                                   72,632
          769  IDACORP, Inc.                             74,977
        7,301  OGE Energy Corp.                         298,976
        1,678  Pinnacle West Capital Corp.              147,865
        4,680  Portland General Electric Co.            226,138
                                                ---------------
                                                        892,758
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
        1,866  Acuity Brands, Inc.                      225,618
          722  Hubbell, Inc.                             78,936
        4,086  Regal Beloit Corp.                       313,642
                                                ---------------
                                                        618,196
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.7%
        4,151  Arrow Electronics, Inc. (a)              315,268
        9,910  Avnet, Inc.                              408,292
        4,692  AVX Corp.                                 83,283
        5,771  Jabil, Inc.                              153,797
        2,655  SYNNEX Corp.                             256,898
        2,623  Tech Data Corp. (a)                      250,838
                                                ---------------
                                                      1,468,376
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.4%
       54,693  McDermott International,
                  Inc. (a)                              482,392
       34,560  Patterson-UTI Energy, Inc.               419,213
       36,242  RPC, Inc. (b)                            391,051
                                                ---------------
                                                      1,292,656
                                                ---------------
               ENTERTAINMENT -- 0.4%
        5,994  Cinemark Holdings, Inc.                  245,274
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 8.2%
       20,067  Apple Hospitality REIT, Inc.             329,299
       11,116  Brandywine Realty Trust                  167,296
       19,481  Brixmor Property Group, Inc.             333,710
       16,051  CoreCivic, Inc.                          318,933
        3,401  Corporate Office Properties
                  Trust                                  83,971
        9,056  Cousins Properties, Inc.                  80,146
        2,235  EPR Properties                           163,289
        7,150  Equity Commonwealth                      231,374
        7,263  GEO Group (The), Inc.                    163,781
       11,982  Hospitality Properties Trust             319,440
        9,766  Kimco Realty Corp.                       166,120
        5,124  Liberty Property Trust                   241,545
          948  National Health Investors, Inc.           78,931
        2,036  Omega Healthcare Investors,
                  Inc. (b)                               81,827
        3,947  Outfront Media, Inc.                      81,900
       17,448  RLJ Lodging Trust                        323,660
       24,416  Senior Housing Properties Trust          336,208
        2,715  SL Green Realty Corp.                    250,947


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        4,059  Spirit Realty Capital, Inc.      $       161,223
       21,994  Sunstone Hotel Investors, Inc.           314,514
       10,007  VEREIT, Inc.                              80,857
        5,766  Weingarten Realty Investors              165,427
                                                ---------------
                                                      4,474,398
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.9%
        1,674  Casey's General Stores, Inc.             215,410
        2,216  Performance Food Group
                  Co. (a)                                75,699
        6,783  US Foods Holding Corp. (a)               228,723
                                                ---------------
                                                        519,832
                                                ---------------
               FOOD PRODUCTS -- 2.4%
       14,874  Darling Ingredients, Inc. (a)            316,370
        7,746  Flowers Foods, Inc.                      152,286
        2,347  Ingredion, Inc.                          232,353
       18,451  Pilgrim's Pride Corp. (a)                373,817
        2,407  Post Holdings, Inc. (a)                  223,418
                                                ---------------
                                                      1,298,244
                                                ---------------
               GAS UTILITIES -- 1.7%
        4,193  National Fuel Gas Co.                    240,259
        1,567  New Jersey Resources Corp.                75,999
          899  ONE Gas, Inc.                             73,853
        1,869  Southwest Gas Holdings, Inc.             146,380
        1,930  Spire, Inc.                              153,184
        4,024  UGI Corp.                                229,489
                                                ---------------
                                                        919,164
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.4%
       13,913  Acadia Healthcare Co., Inc. (a)          380,660
       10,840  MEDNAX, Inc. (a)                         391,432
                                                ---------------
                                                        772,092
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.5%
          895  Cracker Barrel Old Country
                  Store, Inc.                           149,716
       10,844  Hilton Grand Vacations, Inc. (a)         329,007
        1,015  Marriott Vacations Worldwide
                  Corp.                                  89,868
        5,988  Wyndham Destinations, Inc.               252,334
                                                ---------------
                                                        820,925
                                                ---------------
               HOUSEHOLD DURABLES -- 1.6%
        3,993  Leggett & Platt, Inc.                    163,553
       11,010  PulteGroup, Inc.                         306,188
       10,861  Toll Brothers, Inc.                      401,206
                                                ---------------
                                                        870,947
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.9%
        8,468  Spectrum Brands Holdings, Inc.           473,192
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        1,422  Carlisle Cos., Inc.                      153,192
                                                ---------------
               INSURANCE -- 6.7%
          458  Alleghany Corp.                          289,254
        7,681  American Equity Investment
                  Life Holding Co.                      240,569


                        See Notes to Financial Statements                Page 85

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        2,812  American National Insurance
                  Co.                           $       391,402
        1,600  Assurant, Inc.                           154,224
        7,477  Assured Guaranty Ltd.                    303,267
        7,186  Athene Holding Ltd.,
                  Class A (a)                           308,279
        2,772  Axis Capital Holdings Ltd.               148,441
        2,346  Brighthouse Financial, Inc. (a)           87,600
        1,314  Everest Re Group Ltd.                    287,832
        6,409  First American Financial Corp.           320,963
        2,954  National General Holdings
                  Corp.                                  71,339
       13,912  Old Republic International
                  Corp.                                 280,327
        2,552  Reinsurance Group of America,
                  Inc.                                  368,636
          536  RenaissanceRe Holdings Ltd.               73,984
        7,304  Unum Group                               253,887
          967  W.R. Berkley Corp.                        74,353
                                                ---------------
                                                      3,654,357
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
       18,326  Qurate Retail, Inc. (a)                  398,590
                                                ---------------
               IT SERVICES -- 2.1%
        1,987  CACI International, Inc.,
                  Class A (a)                           332,187
       26,919  Conduent, Inc. (a)                       343,217
        4,282  CoreLogic, Inc. (a)                      155,437
        2,651  Genpact Ltd.                              79,079
        2,199  MAXIMUS, Inc.                            154,216
        1,123  Science Applications
                  International Corp.                    75,398
                                                ---------------
                                                      1,139,534
                                                ---------------
               LEISURE PRODUCTS -- 0.3%
        1,865  Polaris Industries, Inc.                 156,436
                                                ---------------
               MACHINERY -- 4.8%
        5,141  AGCO Corp.                               330,052
          991  Crane Co.                                 82,015
        1,481  ITT, Inc.                                 77,841
        8,599  Kennametal, Inc.                         323,150
          697  Middleby (The) Corp. (a)                  81,981
        4,668  Oshkosh Corp.                            350,333
        1,477  Snap-on, Inc.                            245,167
        2,595  Terex Corp.                               79,693
        7,669  Timken (The) Co.                         326,623
        1,280  Toro (The) Co.                            76,160
       17,373  Trinity Industries, Inc.                 406,181
        1,334  WABCO Holdings, Inc. (a)                 152,383
        6,439  Welbilt, Inc. (a)                         90,275
                                                ---------------
                                                      2,621,854
                                                ---------------
               MARINE -- 0.6%
        4,249  Kirby Corp. (a)                          318,293
                                                ---------------
               MEDIA -- 2.7%
       17,321  Altice USA, Inc., Class A                340,185


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MEDIA (CONTINUED)
       14,326  DISH Network Corp.,
                  Class A (a)                   $       439,378
        3,467  Interpublic Group of Cos. (The),
                  Inc.                                   78,874
        4,570  John Wiley & Sons, Inc.,
                  Class A                               236,635
       31,516  News Corp., Class A                      404,350
                                                ---------------
                                                      1,499,422
                                                ---------------
               METALS & MINING -- 2.5%
        8,073  Alcoa Corp. (a)                          239,607
        9,858  Allegheny Technologies, Inc. (a)         270,010
        5,026  Reliance Steel & Aluminum Co.            411,529
       19,611  United States Steel Corp.                442,032
                                                ---------------
                                                      1,363,178
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.5%
        4,490  Blackstone Mortgage Trust, Inc.,
                  Class A                               154,860
       20,072  Chimera Investment Corp.                 381,970
       42,839  MFA Financial, Inc.                      314,010
       25,173  New Residential Investment
                  Corp.                                 427,438
        3,628  Starwood Property Trust, Inc.             80,106
                                                ---------------
                                                      1,358,384
                                                ---------------
               MULTILINE RETAIL -- 0.3%
        3,070  Nordstrom, Inc.                          142,479
                                                ---------------
               MULTI-UTILITIES -- 0.8%
        9,001  MDU Resources Group, Inc.                231,416
        3,611  NorthWestern Corp.                       230,779
                                                ---------------
                                                        462,195
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.7%
       38,092  Antero Resources Corp. (a)               383,206
       31,323  CNX Resources Corp. (a)                  380,261
       11,736  Peabody Energy Corp.                     418,975
       37,377  Range Resources Corp.                    412,268
      104,897  Southwestern Energy Co. (a)              458,400
                                                ---------------
                                                      2,053,110
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.2%
        2,037  Domtar Corp.                              95,535
                                                ---------------
               PERSONAL PRODUCTS -- 0.4%
        5,747  Edgewell Personal Care Co. (a)           226,719
                                                ---------------
               PROFESSIONAL SERVICES -- 0.8%
        5,522  ManpowerGroup, Inc.                      436,404
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
          733  Howard Hughes (The) Corp. (a)             81,392
        1,129  Jones Lang LaSalle, Inc.                 161,910
                                                ---------------
                                                        243,302
                                                ---------------
               ROAD & RAIL -- 2.2%
        1,090  AMERCO                                   395,299
        4,832  Genesee & Wyoming, Inc.,
                  Class A (a)                           379,409


Page 86                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        7,428  Ryder System, Inc.               $       430,155
                                                ---------------
                                                      1,204,863
                                                ---------------
               SPECIALTY RETAIL -- 3.7%
        8,507  Aaron's, Inc.                            425,861
        8,014  AutoNation, Inc. (a)                     310,543
        2,689  Foot Locker, Inc.                        150,288
        8,360  L Brands, Inc.                           232,742
       21,133  Michaels (The) Cos., Inc. (a)            292,903
        8,871  Penske Automotive Group, Inc.            415,873
        4,254  Williams-Sonoma, Inc.                    231,545
                                                ---------------
                                                      2,059,755
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.6%
       10,860  Xerox Corp.                              306,361
                                                ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.8%
        1,754  Carter's, Inc.                           145,407
        6,250  Skechers U.S.A., Inc.,
                  Class A (a)                           169,812
        4,729  Steven Madden Ltd.                       154,402
                                                ---------------
                                                        469,621
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.8%
       10,465  Essent Group Ltd. (a)                    415,984
       34,198  MGIC Investment Corp. (a)                426,791
       22,808  New York Community Bancorp,
                  Inc.                                  265,029
       21,863  Radian Group, Inc.                       420,644
                                                ---------------
                                                      1,528,448
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.5%
       11,840  Air Lease Corp.                          449,210
        5,052  GATX Corp.                               382,335
        2,790  MSC Industrial Direct Co., Inc.,
                  Class A                               232,937
       12,098  Univar, Inc. (a)                         252,001
          514  Watsco, Inc.                              75,805
                                                ---------------
                                                      1,392,288
                                                ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.8%
        9,785  Macquarie Infrastructure Corp.           422,418
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                           54,702,023
               (Cost $56,228,435)               ---------------

               MONEY MARKET FUNDS -- 0.1%
       32,319  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                          32,319
               (Cost $32,319)                   ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.6%
$     147,369  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $147,380. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.25%, due 11/15/27.
                  The value of the collateral
                  including accrued interest
                  is $151,049. (d)              $       147,369
      182,771  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $182,783. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.375%, due 01/31/23.
                  The value of the collateral
                  including accrued interest
                  is $186,426. (d)                      182,771
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  --0.6%                                330,140
               (Cost $330,140)                  ---------------

               TOTAL INVESTMENTS -- 100.4%           55,064,482
               (Cost $56,590,894) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%                (205,366)
                                                ---------------
               NET ASSETS -- 100.0%             $    54,859,116
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $353,568 and the total value of the collateral held by the Fund is $362,459.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,939,861 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,466,273. The net unrealized depreciation was $1,526,412.


                        See Notes to Financial Statements                Page 87

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $   54,702,023   $          --   $         --
Money Market
   Funds                   32,319              --             --
Repurchase
   Agreements                  --         330,140             --
                   ---------------------------------------------
Total Investments  $   54,734,342   $     330,140   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       353,568
Non-cash Collateral(2)                                 (353,568)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       330,140
Non-cash Collateral(4)                                 (330,140)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 88                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.9%
        6,559  Axon Enterprise, Inc. (a)        $       334,574
       14,814  HEICO Corp.                            1,251,783
       15,014  Hexcel Corp.                           1,016,598
        6,927  Teledyne Technologies, Inc. (a)        1,553,172
                                                ---------------
                                                      4,156,127
                                                ---------------
               BANKS -- 3.6%
        3,913  BOK Financial Corp.                      325,209
       15,270  Commerce Bancshares, Inc.                913,146
       19,688  Community Bank System, Inc.            1,180,296
        6,527  Cullen/Frost Bankers, Inc.               634,947
       24,870  First Financial Bankshares, Inc.       1,519,557
       21,726  Glacier Bancorp, Inc.                    916,403
       12,447  Pinnacle Financial Partners,
                  Inc.                                  669,275
       17,379  Sterling Bancorp                         334,372
       44,167  TCF Financial Corp.                      978,741
        5,822  Webster Financial Corp.                  313,689
                                                ---------------
                                                      7,785,635
                                                ---------------
               BIOTECHNOLOGY -- 3.4%
       80,543  Array BioPharma, Inc. (a)              1,503,738
       18,191  Exact Sciences Corp. (a)               1,638,645
       58,347  Exelixis, Inc. (a)                     1,375,239
        6,198  FibroGen, Inc. (a)                       351,736
       22,124  Heron Therapeutics, Inc. (a)             595,136
       21,230  Ionis Pharmaceuticals, Inc. (a)        1,231,340
        5,260  Sarepta Therapeutics, Inc. (a)           734,875
                                                ---------------
                                                      7,430,709
                                                ---------------
               BUILDING PRODUCTS -- 2.6%
       13,440  A.O. Smith Corp.                         643,238
       14,400  Allegion PLC                           1,236,384
        9,858  Armstrong World Industries,
                  Inc.                                  670,738
        6,556  Lennox International, Inc.             1,503,160
       10,602  Simpson Manufacturing Co.,
                  Inc.                                  650,751
       14,502  Trex Co., Inc. (a)                     1,011,660
                                                ---------------
                                                      5,715,931
                                                ---------------
               CAPITAL MARKETS -- 2.2%
        5,734  FactSet Research Systems, Inc.         1,253,624
       23,490  LPL Financial Holdings, Inc.           1,652,991
        4,072  MarketAxess Holdings, Inc.               874,544
        7,837  Morningstar, Inc.                        972,964
                                                ---------------
                                                      4,754,123
                                                ---------------
               CHEMICALS -- 1.3%
        3,664  Balchem Corp.                            304,185
       13,713  Ingevity Corp. (a)                     1,289,982
       59,316  Valvoline, Inc.                        1,311,477
                                                ---------------
                                                      2,905,644
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.5%
       13,316  Brink's (The) Co.                        986,050
        5,548  Cimpress N.V. (a)                        461,427
       11,630  Clean Harbors, Inc. (a)                  688,612
       18,038  KAR Auction Services, Inc.               938,157


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                 (CONTINUED)
       15,220  MSA Safety, Inc.                 $     1,524,740
       16,628  Tetra Tech, Inc.                         917,699
                                                ---------------
                                                      5,516,685
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
       42,307  Ciena Corp. (a)                        1,611,474
       13,661  Lumentum Holdings, Inc. (a)              668,159
                                                ---------------
                                                      2,279,633
                                                ---------------
               CONSUMER FINANCE -- 1.8%
        3,005  Credit Acceptance Corp. (a)            1,196,050
       11,897  FirstCash, Inc.                          980,670
       18,041  Green Dot Corp., Class A (a)           1,335,395
       34,530  SLM Corp. (a)                            369,816
                                                ---------------
                                                      3,881,931
                                                ---------------
               DISTRIBUTORS -- 0.7%
        9,651  Pool Corp.                             1,446,781
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.9%
       12,871  Bright Horizons Family
                  Solutions, Inc. (a)                 1,490,333
       50,480  Chegg, Inc. (a)                        1,777,906
        2,984  Grand Canyon Education,
                  Inc. (a)                              277,333
       35,634  Service Corp. International            1,529,411
       31,240  ServiceMaster Global Holdings,
                  Inc. (a)                            1,218,048
                                                ---------------
                                                      6,293,031
                                                ---------------
               ELECTRIC UTILITIES -- 0.6%
       27,934  PNM Resources, Inc.                    1,189,709
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       28,865  Generac Holdings, Inc. (a)             1,527,824
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.7%
        5,018  Littelfuse, Inc.                         881,763
       63,726  Vishay Intertechnology, Inc.           1,242,657
        9,010  Zebra Technologies Corp.,
                  Class A (a)                         1,564,136
                                                ---------------
                                                      3,688,556
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 0.3%
       11,971  Helmerich & Payne, Inc.                  670,256
                                                ---------------
               ENTERTAINMENT -- 1.5%
        3,214  Madison Square Garden (The)
                  Co., Class A (a)                      893,171
       11,522  World Wrestling Entertainment,
                  Inc., Class A                         948,721
      292,042  Zynga, Inc., Class A (a)               1,308,348
                                                ---------------
                                                      3,150,240
                                                ---------------


                        See Notes to Financial Statements                Page 89

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 7.1%
       14,454  American Homes 4 Rent,
                  Class A                       $       319,578
       20,003  CubeSmart                                619,093
        5,425  CyrusOne, Inc.                           294,035
        8,406  Douglas Emmett, Inc.                     317,999
        6,256  EastGroup Properties, Inc.               647,246
        8,864  Equity LifeStyle Properties,
                  Inc.                                  938,520
        4,862  Federal Realty Investment Trust          644,555
        9,943  First Industrial Realty Trust,
                  Inc.                                  325,335
        8,881  Gaming and Leisure Properties,
                  Inc.                                  333,038
       34,011  Healthcare Trust of America,
                  Inc., Class A                         966,593
       32,971  JBG SMITH Properties                   1,274,329
        8,294  Lamar Advertising Co., Class A           617,488
        6,170  Life Storage, Inc.                       606,326
       89,221  Medical Properties Trust, Inc.         1,623,822
       17,743  National Retail Properties, Inc.         935,234
        6,571  PS Business Parks, Inc.                  954,043
       10,363  Rayonier, Inc.                           315,450
        4,304  Ryman Hospitality Properties,
                  Inc.                                  345,826
       34,824  Sabra Health Care REIT, Inc.             715,285
        8,464  Sun Communities, Inc.                    930,278
       36,858  Uniti Group, Inc.                        733,843
       45,834  VICI Properties, Inc.                    986,806
                                                ---------------
                                                     15,444,722
                                                ---------------
               FOOD PRODUCTS -- 0.6%
        8,114  Lancaster Colony Corp.                 1,290,694
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 6.3%
        3,853  Cantel Medical Corp.                     313,711
       11,975  DexCom, Inc. (a)                       1,688,834
        6,631  Globus Medical, Inc.,
                  Class A (a)                           298,727
       11,471  Haemonetics Corp. (a)                  1,134,597
       12,960  Hill-Rom Holdings, Inc.                1,296,259
        4,997  ICU Medical, Inc. (a)                  1,243,254
        2,312  Inogen, Inc. (a)                         349,598
        7,234  Insulet Corp. (a)                        587,328
        6,362  Integra LifeSciences Holdings
                  Corp. (a)                             301,304
       10,690  Masimo Corp. (a)                       1,329,729
       25,708  Merit Medical Systems, Inc. (a)        1,453,273
       34,279  Novocure Ltd. (a)                      1,679,671
        9,394  Penumbra, Inc. (a)                     1,366,921
        5,853  West Pharmaceutical Services,
                  Inc.                                  633,704
                                                ---------------
                                                     13,676,910
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.9%
       12,252  Amedisys, Inc. (a)                     1,606,972
        4,051  Chemed Corp.                           1,206,955
       18,600  Encompass Health Corp.                 1,243,224


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
        4,809  HealthEquity, Inc. (a)           $       299,793
       12,343  Molina Healthcare, Inc. (a)            1,641,372
       16,741  Tenet Healthcare Corp. (a)               368,135
                                                ---------------
                                                      6,366,451
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.3%
        8,511  Medidata Solutions, Inc. (a)             603,941
       11,576  Teladoc Health, Inc. (a)                 743,179
       12,849  Veeva Systems, Inc., Class A (a)       1,401,312
                                                ---------------
                                                      2,748,432
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.6%
        8,019  Choice Hotels International,
                  Inc.                                  634,784
        7,058  Churchill Downs, Inc.                    649,195
       17,900  Dunkin' Brands Group, Inc.             1,224,181
       39,621  Eldorado Resorts, Inc. (a)             1,847,131
       12,733  Hyatt Hotels Corp., Class A              890,164
       26,754  Planet Fitness, Inc.,
                  Class A (a)                         1,549,592
        5,159  Six Flags Entertainment Corp.            317,743
       19,224  Texas Roadhouse, Inc.                  1,169,588
       91,906  Wendy's (The) Co.                      1,591,812
                                                ---------------
                                                      9,874,190
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
        6,355  Energizer Holdings, Inc.                 301,227
                                                ---------------
               INSURANCE -- 1.4%
       41,645  Brown & Brown, Inc.                    1,131,078
        8,647  Kemper Corp.                             650,082
       11,747  Primerica, Inc.                        1,320,010
                                                ---------------
                                                      3,101,170
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.7%
       21,279  TripAdvisor, Inc. (a)                  1,220,989
        8,199  Yelp, Inc. (a)                           298,608
                                                ---------------
                                                      1,519,597
                                                ---------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 1.2%
       30,161  Etsy, Inc. (a)                         1,648,299
        9,555  Wayfair, Inc., Class A (a)             1,045,890
                                                ---------------
                                                      2,694,189
                                                ---------------
               IT SERVICES -- 4.8%
       12,735  Black Knight, Inc. (a)                   626,435
       31,831  Booz Allen Hamilton Holding
                  Corp.                               1,563,857
        9,892  EPAM Systems, Inc. (a)                 1,399,520
       22,282  LiveRamp Holdings, Inc. (a)              967,930
       22,486  Okta, Inc. (a)                         1,853,521
       39,777  Sabre Corp.                              914,076
       16,067  Twilio, Inc., Class A (a)              1,788,578
       50,457  Western Union (The) Co.                  920,840
        2,047  WEX, Inc. (a)                            330,243
                                                ---------------
                                                     10,365,000
                                                ---------------


Page 90                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.6%
        1,237  Bio-Rad Laboratories, Inc.,
                  Class A (a)                   $       309,089
        1,984  Bio-Techne Corp.                         346,129
       10,142  Charles River Laboratories
                  International, Inc. (a)             1,249,393
       15,600  PRA Health Sciences, Inc. (a)          1,653,132
                                                ---------------
                                                      3,557,743
                                                ---------------
               MACHINERY -- 3.4%
       32,672  Allison Transmission Holdings,
                  Inc.                                1,590,146
       14,029  Gardner Denver Holdings,
                  Inc. (a)                              346,095
       20,568  Graco, Inc.                              891,211
        3,997  John Bean Technologies Corp.             317,522
       14,554  Lincoln Electric Holdings, Inc.        1,258,048
       11,056  Navistar International Corp. (a)         363,079
        4,807  Nordson Corp.                            623,180
        7,632  Proto Labs, Inc. (a)                     947,513
        6,566  RBC Bearings, Inc. (a)                   915,432
                                                ---------------
                                                      7,252,226
                                                ---------------
               MEDIA -- 1.4%
        1,747  Cable One, Inc.                        1,544,942
       18,243  Nexstar Media Group, Inc.,
                  Class A                             1,522,743
                                                ---------------
                                                      3,067,685
                                                ---------------
               METALS & MINING -- 0.6%
       74,625  Cleveland-Cliffs, Inc.                   799,234
        6,699  Royal Gold, Inc.                         585,291
                                                ---------------
                                                      1,384,525
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.3%
       32,719  AGNC Investment Corp.                    585,997
                                                ---------------
               MULTILINE RETAIL -- 0.5%
       12,942  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                            1,011,676
                                                ---------------
               MULTI-UTILITIES -- 0.6%
       18,280  Black Hills Corp.                      1,241,029
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.7%
       33,287  CVR Energy, Inc.                       1,336,473
       26,479  Delek US Holdings, Inc.                  860,832
       31,463  Jagged Peak Energy, Inc. (a)             331,306
       24,533  Murphy Oil Corp.                         670,978
       51,884  Oasis Petroleum, Inc. (a)                312,342
       26,350  PBF Energy, Inc., Class A                964,937
        9,642  PDC Energy, Inc. (a)                     314,040
       18,536  SM Energy Co.                            363,676
       12,645  Whiting Petroleum Corp. (a)              362,026
       25,278  WPX Energy, Inc. (a)                     309,908
                                                ---------------
                                                      5,826,518
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.4%
       38,738  Louisiana-Pacific Corp.                  944,432
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PERSONAL PRODUCTS -- 1.6%
       24,339  Herbalife Nutrition Ltd. (a)     $     1,453,038
        9,356  Nu Skin Enterprises, Inc.,
                  Class A                               614,221
       12,186  USANA Health Sciences,
                  Inc. (a)                            1,426,981
                                                ---------------
                                                      3,494,240
                                                ---------------
               PHARMACEUTICALS -- 0.7%
       73,423  Horizon Pharma PLC (a)                 1,577,860
                                                ---------------
               PROFESSIONAL SERVICES -- 2.8%
       10,528  ASGN, Inc. (a)                           663,159
       21,528  FTI Consulting, Inc. (a)               1,470,793
       15,367  Insperity, Inc.                        1,639,352
       14,514  Korn Ferry                               661,838
       20,064  Robert Half International, Inc.        1,292,723
        6,842  TriNet Group, Inc. (a)                   312,406
                                                ---------------
                                                      6,040,271
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
       31,583  Kennedy-Wilson Holdings, Inc.            631,344
                                                ---------------
               ROAD & RAIL -- 0.9%
       22,891  Knight-Swift Transportation
                  Holdings, Inc.                        726,789
       11,996  Landstar System, Inc.                  1,218,554
                                                ---------------
                                                      1,945,343
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.4%
        9,027  Cabot Microelectronics Corp.             919,761
       33,538  Cree, Inc. (a)                         1,691,321
       45,117  Cypress Semiconductor Corp.              625,773
       41,144  Entegris, Inc.                         1,359,809
        8,883  MKS Instruments, Inc.                    725,119
        7,405  Monolithic Power Systems, Inc.           937,177
       34,759  ON Semiconductor Corp. (a)               696,570
       18,766  Semtech Corp. (a)                        911,277
        7,283  Silicon Laboratories, Inc. (a)           557,150
        9,143  Teradyne, Inc.                           329,057
       20,701  Versum Materials, Inc.                   761,176
                                                ---------------
                                                      9,514,190
                                                ---------------
               SOFTWARE -- 11.3%
        3,492  Aspen Technology, Inc. (a)               337,432
       14,566  CommVault Systems, Inc. (a)              962,376
       18,258  Coupa Software, Inc. (a)               1,587,716
        6,138  Fair Isaac Corp. (a)                   1,382,277
       70,804  FireEye, Inc. (a)                      1,251,815
       10,728  Guidewire Software, Inc. (a)             929,903
        9,128  HubSpot, Inc. (a)                      1,445,054
        8,271  j2 Global, Inc.                          621,648
       10,555  LogMeIn, Inc.                            981,826
       10,630  New Relic, Inc. (a)                    1,080,539
       27,595  Nutanix, Inc., Class A (a)             1,413,692
        9,371  Paycom Software, Inc. (a)              1,389,157
       14,297  Paylocity Holding Corp. (a)            1,015,516
        6,001  Pegasystems, Inc.                        337,796
        3,422  Proofpoint, Inc. (a)                     348,599
       11,519  Qualys, Inc. (a)                         996,739


                        See Notes to Financial Statements                Page 91

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       11,907  RealPage, Inc. (a)               $       664,053
       17,402  RingCentral, Inc., Class A (a)         1,608,641
       11,956  Tableau Software, Inc.,
                  Class A (a)                         1,528,455
       12,363  Trade Desk (The), Inc.,
                  Class A (a)                         1,763,953
        1,546  Tyler Technologies, Inc. (a)             292,488
        3,515  Ultimate Software Group (The),
                  Inc. (a)                              959,841
       24,579  Zendesk, Inc. (a)                      1,659,820
                                                ---------------
                                                     24,559,336
                                                ---------------
               SPECIALTY RETAIL -- 3.6%
       44,531  American Eagle Outfitters, Inc.          940,495
       14,020  Five Below, Inc. (a)                   1,734,695
       22,157  Floor & Decor Holdings, Inc.,
                  Class A (a)                           759,763
       10,185  National Vision Holdings,
                  Inc. (a)                              323,476
       11,974  RH (a) (b)                             1,626,907
       17,193  Tractor Supply Co.                     1,468,282
       25,929  Urban Outfitters, Inc. (a)               837,507
                                                ---------------
                                                      7,691,125
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.2%
       17,843  Pure Storage, Inc., Class A (a)          319,568
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.8%
       17,061  Columbia Sportswear Co.                1,521,671
       11,214  Deckers Outdoor Corp. (a)              1,440,438
       48,717  Under Armour, Inc., Class A (a)        1,010,390
                                                ---------------
                                                      3,972,499
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.7%
        5,226  LendingTree, Inc. (a)                  1,548,673
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.1%
        5,191  SiteOne Landscape Supply,
                  Inc. (a)                              276,680
                                                ---------------
               WATER UTILITIES -- 0.3%
       16,783  Aqua America, Inc.                       588,244
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         216,806,601
               (Cost $202,555,700)              ---------------

               MONEY MARKET FUNDS -- 0.0%
      108,480  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                         108,480
               (Cost $108,480)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$     494,647  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $494,683. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.25%, due 11/15/27.
                  The value of the collateral
                  including accrued interest
                  is $506,999. (d)              $       494,647
      613,473  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $613,515. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.375%, due 01/31/23.
                  The value of the collateral
                  including accrued interest
                  is $625,742. (d)                      613,473
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.5%                             1,108,120
               (Cost $1,108,120)                ---------------

               TOTAL INVESTMENTS -- 100.5%          218,023,201
               (Cost $203,772,300) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%              (1,138,154)
                                                ---------------
               NET ASSETS -- 100.0%             $   216,885,047
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,195,656 and the total value of the collateral held by the Fund is $1,216,600.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,638,417 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,387,516. The net unrealized appreciation is $14,250,901.


Page 92                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  216,806,601   $          --   $         --
Money Market
   Funds                  108,480              --             --
Repurchase
   Agreements                  --       1,108,120             --
                   ---------------------------------------------
Total Investments  $  216,915,081   $   1,108,120   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,195,656
Non-cash Collateral(2)                               (1,195,656)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,108,120
Non-cash Collateral(4)                               (1,108,120)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 93

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.1%
        1,807  AAR Corp.                        $        68,088
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.2%
        8,149  Atlas Air Worldwide Holdings,
                  Inc. (a)                              433,690
        7,419  Hub Group, Inc., Class A (a)             330,219
                                                ---------------
                                                        763,909
                                                ---------------
               AIRLINES -- 1.3%
        2,743  Allegiant Travel Co.                     356,590
       13,017  Hawaiian Holdings, Inc.                  416,804
                                                ---------------
                                                        773,394
                                                ---------------
               AUTO COMPONENTS -- 2.5%
       30,972  American Axle & Manufacturing
                  Holdings, Inc. (a)                    457,766
        4,254  Cooper Tire & Rubber Co.                 149,741
        5,534  Cooper-Standard Holdings,
                  Inc. (a)                              423,130
          749  Dorman Products, Inc. (a)                 64,376
        3,030  LCI Industries                           249,793
        5,020  Tenneco, Inc., Class A                   174,094
                                                ---------------
                                                      1,518,900
                                                ---------------
               AUTOMOBILES -- 0.7%
       14,201  Winnebago Industries, Inc.               406,149
                                                ---------------
               BANKS -- 3.1%
        3,408  1st Source Corp.                         154,723
        5,099  Berkshire Hills Bancorp, Inc.            138,948
        1,386  Eagle Bancorp, Inc. (a)                   76,064
       15,990  First BanCorp                            170,293
        1,846  First Interstate BancSystem,
                  Inc., Class A                          71,846
        3,405  First Midwest Bancorp, Inc.               74,978
        4,401  Great Western Bancorp, Inc.              155,311
        1,535  Heartland Financial USA, Inc.             69,628
        3,783  Hilltop Holdings, Inc.                    69,645
       17,065  Hope Bancorp, Inc.                       244,200
        7,020  Opus Bank                                146,718
          795  Park National Corp.                       74,746
        4,556  Renasant Corp.                           161,829
        4,387  Sandy Spring Bancorp, Inc.               143,060
        2,373  Trustmark Corp.                           74,821
        3,144  United Community Banks, Inc.              80,864
                                                ---------------
                                                      1,907,674
                                                ---------------
               BEVERAGES -- 0.1%
          381  Coca-Cola Consolidated, Inc.              82,220
                                                ---------------
               BUILDING PRODUCTS -- 2.2%
        3,635  American Woodmark Corp. (a)              254,268
        9,213  Apogee Enterprises, Inc.                 313,887
       12,604  Builders FirstSource, Inc. (a)           166,625
        3,863  Gibraltar Industries, Inc. (a)           137,716
       18,967  NCI Building Systems, Inc. (a)           154,771
       10,595  Universal Forest Products, Inc.          326,538
                                                ---------------
                                                      1,353,805
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS -- 1.3%
        7,623  Federated Investors, Inc.,
                  Class B                       $       199,189
       16,320  TCG BDC, Inc. (b)                        243,821
       15,212  Waddell & Reed Financial, Inc.,
                  Class A                               260,429
       10,145  WisdomTree Investments, Inc.              67,972
                                                ---------------
                                                        771,411
                                                ---------------
               CHEMICALS -- 3.1%
       11,300  AdvanSix, Inc. (a)                       357,532
        3,223  H.B. Fuller Co.                          159,184
        1,092  Innospec, Inc.                            76,735
       15,741  Kraton Corp. (a)                         443,896
       29,843  Kronos Worldwide, Inc.                   393,032
        5,357  Minerals Technologies, Inc.              313,760
        1,858  Stepan Co.                               163,374
                                                ---------------
                                                      1,907,513
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 4.5%
        4,282  ABM Industries, Inc.                     146,402
       50,706  ACCO Brands Corp.                        447,734
        2,819  Advanced Disposal Services,
                  Inc. (a)                               71,039
        7,154  Deluxe Corp.                             336,023
        4,546  Herman Miller, Inc.                      155,610
        3,881  HNI Corp.                                150,854
        4,733  Interface, Inc.                           77,669
       12,280  Knoll, Inc.                              247,565
        4,982  Matthews International Corp.,
                  Class A                               221,649
        7,838  Multi-Color Corp.                        364,859
       23,268  Pitney Bowes, Inc.                       167,762
        9,273  Steelcase, Inc., Class A                 153,004
        1,414  UniFirst Corp.                           195,740
                                                ---------------
                                                      2,735,910
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
        9,361  EchoStar Corp., Class A (a)              383,614
        1,015  InterDigital, Inc.                        73,902
        5,819  NetScout Systems, Inc. (a)               150,887
                                                ---------------
                                                        608,403
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.6%
        3,745  Dycom Industries, Inc. (a)               217,397
        3,415  Granite Construction, Inc.               147,596
       22,647  KBR, Inc.                                389,529
       10,579  Primoris Services Corp.                  211,051
                                                ---------------
                                                        965,573
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.5%
       22,180  Summit Materials, Inc.,
                  Class A (a)                           338,467
                                                ---------------
               CONSUMER FINANCE -- 0.9%
        3,866  Nelnet, Inc., Class A                    203,352
       11,285  PRA Group, Inc. (a)                      333,020
                                                ---------------
                                                        536,372
                                                ---------------


Page 94                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING -- 0.5%
        7,412  Greif, Inc., Class A             $       289,068
                                                ---------------
               DISTRIBUTORS -- 0.1%
        2,902  Core-Mark Holding Co., Inc.               80,908
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.0%
          536  Graham Holdings Co., Class B             356,440
       18,047  Laureate Education, Inc.,
                  Class A (a)                           288,752
                                                ---------------
                                                        645,192
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
       10,128  FGL Holdings (a)                          80,112
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
        2,830  ATN International, Inc.                  211,061
                                                ---------------
               ELECTRIC UTILITIES -- 0.4%
        2,742  El Paso Electric Co.                     144,010
        1,125  MGE Energy, Inc.                          72,349
                                                ---------------
                                                        216,359
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
        3,406  AZZ, Inc.                                152,418
        4,033  Encore Wire Corp.                        217,379
                                                ---------------
                                                        369,797
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.3%
        3,725  Anixter International, Inc. (a)          226,145
        6,584  Belden, Inc.                             352,968
          948  ePlus, Inc. (a)                           75,100
        1,316  Fabrinet (a)                              74,801
        4,967  Insight Enterprises, Inc. (a)            228,085
        5,069  Knowles Corp. (a)                         79,076
        8,689  Methode Electronics, Inc.                223,742
        3,999  ScanSource, Inc. (a)                     153,202
                                                ---------------
                                                      1,413,119
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 7.6%
       36,719  Archrock, Inc.                           346,627
       25,466  C&J Energy Services, Inc. (a)            409,239
       21,439  Diamond Offshore Drilling,
                  Inc. (a)                              234,328
       83,240  Forum Energy Technologies,
                  Inc. (a)                              408,709
       38,681  FTS International, Inc. (a)              315,250
       63,547  Helix Energy Solutions Group,
                  Inc. (a)                              434,026
      137,513  Nabors Industries Ltd.                   407,039
       22,729  Oceaneering International,
                  Inc. (a)                              356,618
        9,629  Oil States International,
                  Inc. (a)                              165,811
       54,396  Select Energy Services, Inc.,
                  Class A (a)                           462,366


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
       82,098  Superior Energy Services,
                  Inc. (a)                      $       321,003
       33,771  U.S. Silica Holdings, Inc. (b)           455,233
       24,075  Unit Corp. (a)                           384,237
                                                ---------------
                                                      4,700,486
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.0%
       18,703  Alexander & Baldwin, Inc. (a)            430,917
        8,310  Chesapeake Lodging Trust                 236,669
        3,487  Columbia Property Trust, Inc.             76,958
       22,289  DiamondRock Hospitality Co.              226,456
        7,804  Global Net Lease, Inc.                   151,320
       10,289  Industrial Logistics Properties
                  Trust                                 221,111
       14,362  Kite Realty Group Trust                  238,840
       33,499  Lexington Realty Trust                   321,926
        7,020  Mack-Cali Realty Corp.                   144,612
       10,008  Office Properties Income Trust           320,556
        6,218  Retail Properties of America,
                  Inc., Class A                          78,596
       16,936  RPT Realty                               221,692
       35,331  Summit Hotel Properties, Inc.            394,647
       56,590  Washington Prime Group, Inc.             321,431
       15,990  Xenia Hotels & Resorts, Inc.             300,132
                                                ---------------
                                                      3,685,863
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.5%
        1,142  PriceSmart, Inc.                          69,947
        5,849  Sprouts Farmers Market, Inc. (a)         140,259
       32,464  United Natural Foods, Inc. (a)           425,278
        5,755  Weis Markets, Inc.                       279,233
                                                ---------------
                                                        914,717
                                                ---------------
               FOOD PRODUCTS -- 1.7%
        4,757  B&G Foods, Inc. (b)                      126,822
        4,785  Cal-Maine Foods, Inc.                    201,831
        4,864  Fresh Del Monte Produce, Inc.            155,551
       31,425  Hostess Brands, Inc. (a)                 361,073
          679  Sanderson Farms, Inc.                     83,585
        3,569  Simply Good Foods (The)
                  Co. (a)                                70,630
        2,020  Tootsie Roll Industries,
                  Inc. (b)                               69,993
                                                ---------------
                                                      1,069,485
                                                ---------------
               GAS UTILITIES -- 0.1%
          830  Chesapeake Utilities Corp.                75,173
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.8%
        1,093  CorVel Corp. (a)                          68,280
        5,011  Diplomat Pharmacy, Inc. (a)               72,660
        4,834  Magellan Health, Inc. (a)                314,983
        1,753  National HealthCare Corp.                140,818
       10,294  Patterson Cos., Inc.                     229,453
        8,959  Select Medical Holdings
                  Corp. (a)                             139,940
        5,542  Tivity Health, Inc. (a)                  123,365
                                                ---------------
                                                      1,089,499
                                                ---------------


                        See Notes to Financial Statements                Page 95

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 0.1%
        6,998  Allscripts Healthcare Solutions,
                  Inc. (a)                      $        82,506
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.9%
        7,687  Bloomin' Brands, Inc.                    141,672
        4,651  Cheesecake Factory (The), Inc.           208,737
        4,542  Dave & Buster's Entertainment,
                  Inc.                                  233,686
        7,838  International Speedway Corp.,
                  Class A                               340,561
        1,694  Papa John's International,
                  Inc. (b)                               71,639
       19,125  Playa Hotels & Resorts N.V. (a)          150,705
                                                ---------------
                                                      1,147,000
                                                ---------------
               HOUSEHOLD DURABLES -- 3.8%
       10,596  KB Home                                  226,860
        7,304  La-Z-Boy, Inc.                           216,345
        9,785  M.D.C. Holdings, Inc.                    322,220
        9,361  Meritage Homes Corp. (a)                 421,994
       17,297  Taylor Morrison Home Corp.,
                  Class A (a)                           326,913
        1,630  Tempur Sealy International,
                  Inc. (a)                               86,423
        6,112  TopBuild Corp. (a)                       322,775
       31,454  TRI Pointe Group, Inc. (a)               423,056
                                                ---------------
                                                      2,346,586
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        4,401  Central Garden & Pet Co.,
                  Class A (a)                           156,764
                                                ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.7%
        3,911  Clearway Energy, Inc., Class C            59,017
        2,629  Ormat Technologies, Inc.                 151,719
       10,870  Pattern Energy Group, Inc.,
                  Class A                               231,314
                                                ---------------
                                                        442,050
                                                ---------------
               INSURANCE -- 1.6%
        1,004  Argo Group International
                  Holdings Ltd.                          67,007
        4,822  Employers Holdings, Inc.                 204,308
        2,095  FBL Financial Group, Inc.,
                  Class A                               147,111
        3,672  Horace Mann Educators Corp.              152,939
          914  National Western Life Group,
                  Inc., Class A                         277,216
          825  Safety Insurance Group, Inc.              67,906
        6,998  Third Point Reinsurance Ltd. (a)          73,549
                                                ---------------
                                                        990,036
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.7%
       15,990  Cars.com, Inc. (a)                       436,687
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES -- 1.2%
        2,124  CSG Systems International, Inc.  $        76,868
        3,871  ManTech International Corp.,
                  Class A                               218,208
       11,019  NIC, Inc.                                180,712
       10,537  Presidio, Inc.                           167,854
        2,728  Sykes Enterprises, Inc. (a)               75,211
                                                ---------------
                                                        718,853
                                                ---------------
               MACHINERY -- 4.3%
        2,618  Alamo Group, Inc.                        225,488
        3,367  EnPro Industries, Inc.                   222,390
        1,573  Franklin Electric Co., Inc.               75,158
        8,694  Greenbrier (The) Cos., Inc.              368,713
        3,989  Meritor, Inc. (a)                         82,492
       11,565  Milacron Holdings Corp. (a)              160,291
        5,886  Mueller Industries, Inc.                 152,506
       15,112  Mueller Water Products, Inc.,
                  Class A                               149,307
       26,948  REV Group, Inc.                          223,938
        2,409  SPX Corp. (a)                             71,668
        6,653  SPX FLOW, Inc. (a)                       218,019
        3,012  Standex International Corp.              224,635
        5,039  TriMas Corp. (a)                         146,081
       21,027  Wabash National Corp.                    293,116
                                                ---------------
                                                      2,613,802
                                                ---------------
               MARINE -- 0.5%
        8,588  Matson, Inc.                             287,784
                                                ---------------
               MEDIA -- 4.8%
        5,011  AMC Networks, Inc., Class A (a)          315,392
       27,859  Emerald Expositions Events,
                  Inc.                                  395,598
       60,207  Entercom Communications
                  Corp., Class A                        441,317
       23,726  Gannett Co., Inc.                        263,121
       23,322  Gray Television, Inc. (a)                389,711
        1,299  Meredith Corp.                            70,497
       23,770  New Media Investment Group,
                  Inc.                                  324,936
        1,676  Scholastic Corp.                          69,872
       13,052  Sinclair Broadcast Group, Inc.,
                  Class A                               402,132
       25,302  TEGNA, Inc.                              297,046
                                                ---------------
                                                      2,969,622
                                                ---------------
               METALS & MINING -- 2.0%
       29,983  AK Steel Holding Corp. (a) (b)            88,450
       15,091  Coeur Mining, Inc. (a)                    77,719
       17,169  Commercial Metals Co.                    299,599
       58,269  Hecla Mining Co.                         157,326
        1,500  Materion Corp.                            70,395
       11,407  Warrior Met Coal, Inc.                   327,723
        5,809  Worthington Industries, Inc.             219,173
                                                ---------------
                                                      1,240,385
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.6%
       16,509  Apollo Commercial Real Estate
                  Finance, Inc.                         300,464


Page 96                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       13,976  Invesco Mortgage Capital, Inc.   $       225,013
       14,770  PennyMac Mortgage
                  Investment Trust                      298,945
       13,430  Redwood Trust, Inc.                      216,626
       11,070  TPG RE Finance Trust, Inc.               219,518
       21,419  Two Harbors Investment Corp.             312,503
                                                ---------------
                                                      1,573,069
                                                ---------------
               MULTILINE RETAIL -- 1.1%
        9,510  Big Lots, Inc.                           299,945
        5,701  Dillard's, Inc., Class A (b)             380,770
                                                ---------------
                                                        680,715
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.3%
        3,315  Arch Coal, Inc., Class A                 292,151
       52,487  Gulfport Energy Corp. (a)                440,366
       94,967  Laredo Petroleum, Inc. (a)               360,875
       19,958  SemGroup Corp., Class A                  319,727
                                                ---------------
                                                      1,413,119
                                                ---------------
               PAPER & FOREST PRODUCTS -- 1.2%
       14,415  Boise Cascade Co.                        395,980
        1,146  Neenah, Inc.                              79,842
        8,079  Schweitzer-Mauduit
                  International, Inc.                   259,013
                                                ---------------
                                                        734,835
                                                ---------------
               PHARMACEUTICALS -- 0.5%
       11,133  Prestige Consumer Healthcare,
                  Inc. (a)                              310,833
                                                ---------------
               PROFESSIONAL SERVICES -- 0.4%
        9,096  TrueBlue, Inc. (a)                       221,851
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.1%
        4,146  HFF, Inc., Class A                       171,727
        1,965  Marcus & Millichap, Inc. (a)              77,814
       23,418  Realogy Holdings Corp. (b)               415,670
                                                ---------------
                                                        665,211
                                                ---------------
               ROAD & RAIL -- 3.2%
       10,035  ArcBest Corp.                            377,517
        6,118  Avis Budget Group, Inc. (a)              162,983
       11,059  Heartland Express, Inc.                  221,290
       25,186  Hertz Global Holdings, Inc. (a)          417,836
       18,413  Schneider National, Inc.,
                  Class B                               391,092
       11,639  Werner Enterprises, Inc.                 383,156
                                                ---------------
                                                      1,953,874
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.3%
        3,204  Advanced Energy Industries,
                  Inc. (a)                              164,333
       52,405  Amkor Technology, Inc. (a)               419,240
        6,099  Cirrus Logic, Inc. (a)                   226,578
                                                ---------------
                                                        810,151
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE -- 1.0%
       23,612  Avaya Holdings Corp. (a)         $       399,279
       21,506  TiVo Corp.                               239,362
                                                ---------------
                                                        638,641
                                                ---------------
               SPECIALTY RETAIL -- 6.6%
       13,717  Abercrombie & Fitch Co.,
                  Class A                               297,247
        3,036  Asbury Automotive Group,
                  Inc. (a)                              214,493
       30,370  Bed Bath & Beyond, Inc.                  458,283
       14,220  Buckle (The), Inc. (b)                   247,001
        7,272  Caleres, Inc.                            216,996
       61,172  Chico's FAS, Inc.                        354,798
        1,527  Children's Place (The), Inc.             147,753
        8,815  Dick's Sporting Goods, Inc.              311,258
        6,520  Group 1 Automotive, Inc.                 397,916
        3,603  Lithia Motors, Inc., Class A             320,487
        2,640  Murphy USA, Inc. (a)                     194,172
      106,600  Office Depot, Inc.                       314,470
       34,447  Party City Holdco, Inc. (a)              380,295
       11,869  Sally Beauty Holdings, Inc. (a)          204,384
                                                ---------------
                                                      4,059,553
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.8%
        9,862  G-III Apparel Group Ltd. (a)             343,888
        1,935  Oxford Industries, Inc.                  148,182
                                                ---------------
                                                        492,070
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.6%
        2,555  Flagstar Bancorp, Inc. (a)                78,822
        2,796  Provident Financial Services,
                  Inc.                                   69,089
        7,576  Washington Federal, Inc.                 220,386
                                                ---------------
                                                        368,297
                                                ---------------
               TOBACCO -- 0.5%
        5,079  Universal Corp.                          293,058
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 5.4%
       19,942  Aircastle Ltd.                           415,591
        6,380  Beacon Roofing Supply, Inc. (a)          231,785
       17,767  BMC Stock Holdings, Inc. (a)             304,882
       18,508  GMS, Inc. (a)                            350,356
       13,228  Herc Holdings, Inc. (a)                  490,097
       16,548  MRC Global, Inc. (a)                     258,480
        5,796  NOW, Inc. (a)                             78,420
        9,971  Rush Enterprises, Inc., Class A          381,391
        5,755  Systemax, Inc.                           134,322
       11,065  Triton International Ltd.                397,787
        5,730  WESCO International, Inc. (a)            300,252
                                                ---------------
                                                      3,343,363
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.2%
       10,565  Telephone & Data Systems, Inc.           382,664


                        See Notes to Financial Statements                Page 97

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                 SERVICES (CONTINUED)
        6,615  United States Cellular Corp. (a) $       380,892
                                                ---------------
                                                        763,556
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                           61,332,898
               (Cost $66,182,856)               ---------------

               MONEY MARKET FUNDS -- 0.2%
      135,126  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                         135,126
               (Cost $135,126)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.2%
$     616,148  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $616,192. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.25%, due 11/15/27.
                  The value of the collateral
                  including accrued interest
                  is $631,534. (d)                      616,148
      764,161  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $764,214. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 2.375%, due 01/31/23.
                  The value of the collateral
                  including accrued interest
                  is $779,444. (d)                      764,161
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 2.2%                             1,380,309
               (Cost $1,380,309)                ---------------

               TOTAL INVESTMENTS -- 102.2%           62,848,333
               (Cost $67,698,291) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.2)%              (1,377,288)
                                                ---------------
               NET ASSETS -- 100.0%             $    61,471,045
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,485,449 and the total value of the collateral held by the Fund is $1,515,435.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,958,014 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,807,972. The net unrealized depreciation was $4,849,958.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $   61,332,898   $          --   $         --
Money Market
   Funds                  135,126              --             --
Repurchase
   Agreements                  --       1,380,309             --
                   ---------------------------------------------
Total Investments  $   61,468,024   $   1,380,309   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 98                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,485,449
Non-cash Collateral(2)                               (1,485,449)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,380,309
Non-cash Collateral(4)                               (1,380,309)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 99

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.0%
       48,148  Aerojet Rocketdyne Holdings,
                  Inc. (a)                      $     1,900,401
       14,695  Aerovironment, Inc. (a)                1,141,214
       28,695  Mercury Systems, Inc. (a)              1,682,388
      126,396  Wesco Aircraft Holdings,
                  Inc. (a)                            1,104,701
                                                ---------------
                                                      5,828,704
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.0%
       59,490  Air Transport Services Group,
                  Inc. (a)                            1,412,888
       24,740  Forward Air Corp.                      1,448,032
                                                ---------------
                                                      2,860,920
                                                ---------------
               AUTO COMPONENTS -- 0.6%
       28,813  Fox Factory Holding Corp. (a)          1,709,475
                                                ---------------
               BANKS -- 6.8%
       20,011  BancFirst Corp.                        1,074,190
       49,095  Brookline Bancorp, Inc.                  730,043
       14,774  City Holding Co.                       1,059,000
       33,539  CVB Financial Corp.                      734,840
        8,846  Enterprise Financial Services
                  Corp.                                 390,374
       38,749  FB Financial Corp.                     1,281,817
       30,573  First Bancorp                          1,124,169
       40,691  First Busey Corp.                      1,007,509
       56,167  First Commonwealth Financial
                  Corp.                                 763,871
       19,798  First Merchants Corp.                    725,201
       22,829  Heritage Financial Corp.                 707,242
       14,201  Independent Bank Corp.                 1,132,956
        7,273  Independent Bank Group, Inc.             383,723
       24,864  Lakeland Financial Corp.               1,119,626
       10,372  LegacyTexas Financial Group,
                  Inc.                                  413,220
       22,475  Live Oak Bancshares, Inc.                312,403
       32,346  National Bank Holdings Corp.,
                  Class A                             1,033,778
       26,387  S&T Bancorp, Inc.                      1,013,789
       38,375  Seacoast Banking Corp. of
                  Florida (a)                         1,056,080
       21,290  ServisFirst Bancshares, Inc.             718,538
       41,381  Simmons First National Corp.,
                  Class A                             1,023,766
       13,313  Tompkins Financial Corp.                 979,038
       13,897  TowneBank                                360,766
        9,071  WesBanco, Inc.                           368,373
                                                ---------------
                                                     19,514,312
                                                ---------------
               BEVERAGES -- 0.5%
        5,634  Boston Beer (The) Co., Inc.,
                  Class A (a)                         1,403,768
                                                ---------------
               BIOTECHNOLOGY -- 7.6%
       61,751  ACADIA Pharmaceuticals,
                  Inc. (a)                            1,406,688
        7,642  Acceleron Pharma, Inc. (a)               324,021
       21,363  Acorda Therapeutics, Inc. (a)            355,267


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
       34,743  Amicus Therapeutics, Inc. (a)    $       418,306
        8,545  Arena Pharmaceuticals, Inc. (a)          392,814
       26,800  Arrowhead Pharmaceuticals,
                  Inc. (a)                              378,416
       53,466  Athenex, Inc. (a)                        628,225
        6,174  Blueprint Medicines Corp. (a)            445,084
       11,650  CRISPR Therapeutics
                  AG (a) (b)                            377,809
       22,042  CytomX Therapeutics, Inc. (a)            374,273
       14,631  Editas Medicine, Inc. (a)                317,932
       28,613  Emergent BioSolutions, Inc. (a)        1,785,165
       14,098  Enanta Pharmaceuticals, Inc. (a)       1,119,804
       26,335  Genomic Health, Inc. (a)               1,996,456
       46,376  Halozyme Therapeutics, Inc. (a)          750,364
       13,464  Intercept Pharmaceuticals,
                  Inc. (a)                            1,624,835
       35,522  Karyopharm Therapeutics,
                  Inc. (a)                              300,871
       23,843  Natera, Inc. (a)                         324,026
       39,539  PTC Therapeutics, Inc. (a)             1,230,849
       41,145  Radius Health, Inc. (a)                  751,719
       16,173  REGENXBIO, Inc. (a)                      710,965
       32,163  Repligen Corp. (a)                     1,833,613
       29,982  Retrophin, Inc. (a)                      646,412
       28,993  Sangamo Therapeutics, Inc. (a)           338,928
       64,916  Vanda Pharmaceuticals, Inc. (a)        1,761,171
       37,526  Xencor, Inc. (a)                       1,354,689
                                                ---------------
                                                     21,948,702
                                                ---------------
               BUILDING PRODUCTS -- 1.6%
       38,703  AAON, Inc.                             1,429,689
       41,176  Advanced Drainage Systems,
                  Inc.                                1,049,988
       26,661  Continental Building Products,
                  Inc. (a)                              702,251
       11,241  Patrick Industries, Inc. (a)             448,516
       62,999  PGT Innovations, Inc. (a)              1,048,303
                                                ---------------
                                                      4,678,747
                                                ---------------
               CAPITAL MARKETS -- 1.7%
       25,468  Blucora, Inc. (a)                        751,561
        9,698  Cohen & Steers, Inc.                     364,936
       18,337  Hamilton Lane, Inc., Class A             665,083
       18,438  Houlihan Lokey, Inc.                     815,697
       17,505  PJT Partners, Inc., Class A              761,117
       65,848  Virtu Financial, Inc., Class A         1,682,416
                                                ---------------
                                                      5,040,810
                                                ---------------
               CHEMICALS -- 1.1%
        9,980  Chase Corp.                            1,006,184
       43,270  Ferro Corp. (a)                          721,311
       91,624  PQ Group Holdings, Inc. (a)            1,378,941
                                                ---------------
                                                      3,106,436
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.0%
       39,030  Brady Corp., Class A                   1,745,031
       59,536  Casella Waste Systems, Inc.,
                  Class A (a)                         1,793,224


Page 100                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                 (CONTINUED)
       74,406  Covanta Holding Corp.            $     1,197,937
       26,359  McGrath RentCorp                       1,328,494
       21,369  Mobile Mini, Inc.                        807,534
       26,933  US Ecology, Inc.                       1,714,824
                                                ---------------
                                                      8,587,044
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.9%
       51,674  Casa Systems, Inc. (a)                   601,486
      168,777  Viavi Solutions, Inc. (a)              1,876,800
                                                ---------------
                                                      2,478,286
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.5%
       31,066  Comfort Systems USA, Inc.              1,490,236
                                                ---------------
               CONSUMER FINANCE -- 0.4%
       51,312  Enova International, Inc. (a)          1,182,742
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
       59,413  Career Education Corp. (a)               767,022
       17,072  Sotheby's (a)                            689,538
                                                ---------------
                                                      1,456,560
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
       15,008  Cogent Communications
                  Holdings, Inc.                        727,138
       73,548  Iridium Communications,
                  Inc. (a)                            1,425,360
                                                ---------------
                                                      2,152,498
                                                ---------------
               ELECTRICAL EQUIPMENT -- 2.6%
       85,496  Atkore International Group,
                  Inc. (a)                            1,982,652
      155,759  Sunrun, Inc. (a)                       2,071,595
       69,009  TPI Composites, Inc. (a)               2,088,903
       35,908  Vicor Corp. (a)                        1,414,416
                                                ---------------
                                                      7,557,566
                                                ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.8%
       38,567  CTS Corp.                              1,094,146
       16,694  FARO Technologies, Inc. (a)              709,829
       20,903  II-VI, Inc. (a)                          793,478
       96,705  KEMET Corp.                            1,713,613
        3,361  Rogers Corp. (a)                         426,544
       34,208  TTM Technologies, Inc. (a)               392,708
                                                ---------------
                                                      5,130,318
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.2%
       82,944  Keane Group, Inc. (a)                    836,075
       55,536  Mammoth Energy Services, Inc.          1,229,012
       81,050  ProPetro Holding Corp. (a)             1,324,357
                                                ---------------
                                                      3,389,444
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.4%
       28,556  Acadia Realty Trust              $       820,414
       22,952  Agree Realty Corp.                     1,515,521
        1,092  Alexander's, Inc.                        363,701
       73,509  CareTrust REIT, Inc.                   1,615,728
       38,112  Four Corners Property Trust,
                  Inc.                                1,076,283
       52,416  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        1,184,077
       23,957  LTC Properties, Inc.                   1,136,520
       37,737  National Storage Affiliates
                  Trust                               1,098,147
       84,652  Physicians Realty Trust                1,533,048
       39,818  Piedmont Office Realty Trust,
                  Inc., Class A                         770,876
       20,960  Retail Opportunity Investments
                  Corp.                                 368,267
       33,883  Rexford Industrial Realty, Inc.        1,138,469
        7,049  Saul Centers, Inc.                       373,315
       27,270  STAG Industrial, Inc.                    751,834
       28,392  Terreno Realty Corp.                   1,145,333
       32,888  Tier REIT, Inc.                          772,868
                                                ---------------
                                                     15,664,401
                                                ---------------
               FOOD PRODUCTS -- 1.4%
        9,299  Calavo Growers, Inc.                     756,566
       52,744  Freshpet, Inc. (a)                     1,897,202
        9,386  J&J Snack Foods Corp.                  1,448,729
                                                ---------------
                                                      4,102,497
                                                ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 6.6%
        1,831  Atrion Corp.                           1,365,633
       35,049  Cardiovascular Systems, Inc. (a)       1,091,075
       21,136  CONMED Corp.                           1,486,918
       59,767  CryoLife, Inc. (a)                     1,668,097
       24,158  Glaukos Corp. (a)                      1,541,039
       22,243  Integer Holdings Corp. (a)             1,801,461
       14,372  iRhythm Technologies, Inc. (a)         1,221,620
       39,875  Natus Medical, Inc. (a)                1,345,382
       28,498  OraSure Technologies, Inc. (a)           366,199
       25,851  Orthofix Medical, Inc. (a)             1,398,798
       20,453  Quidel Corp. (a)                       1,186,888
       31,292  STAAR Surgical Co. (a)                 1,118,063
       35,738  Tandem Diabetes Care, Inc. (a)         1,553,888
      147,275  TransEnterix, Inc. (a) (b)               400,588
       49,853  Wright Medical Group N.V. (a)          1,487,613
                                                ---------------
                                                     19,033,262
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.8%
       29,938  AMN Healthcare Services,
                  Inc. (a)                            1,939,683
       28,403  BioTelemetry, Inc. (a)                 2,039,903
       43,728  Ensign Group (The), Inc.               1,905,229
       18,068  LHC Group, Inc. (a)                    1,910,330
       36,331  Premier, Inc., Class A (a)             1,445,610
       16,574  U.S. Physical Therapy, Inc.            1,755,021
                                                ---------------
                                                     10,995,776
                                                ---------------


                        See Notes to Financial Statements               Page 101

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 2.4%
       68,018  Evolent Health, Inc.,
                  Class A (a)                   $     1,202,558
       60,299  HMS Holdings Corp. (a)                 1,808,367
       44,785  NextGen Healthcare, Inc. (a)             791,799
       22,158  Omnicell, Inc. (a)                     1,443,150
       26,603  Tabula Rasa HealthCare, Inc. (a)       1,603,629
                                                ---------------
                                                      6,849,503
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.5%
       19,746  BJ's Restaurants, Inc.                   983,943
       38,567  Brinker International, Inc.            1,562,735
       25,188  Dine Brands Global, Inc.               1,921,089
       12,862  Jack in the Box, Inc.                  1,041,179
       16,388  Red Rock Resorts, Inc., Class A          415,927
       61,430  SeaWorld Entertainment,
                  Inc. (a)                            1,600,251
       14,938  Shake Shack, Inc., Class A (a)           713,439
       26,426  Wingstop, Inc.                         1,734,867
                                                ---------------
                                                      9,973,430
                                                ---------------
               HOUSEHOLD DURABLES -- 2.0%
        2,552  Cavco Industries, Inc. (a)               424,372
       29,638  Installed Building Products,
                  Inc. (a)                            1,248,056
       20,257  iRobot Corp. (a)                       1,818,876
       30,008  LGI Homes, Inc. (a) (b)                1,779,474
       21,491  Tupperware Brands Corp.                  586,060
                                                ---------------
                                                      5,856,838
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
        9,256  WD-40 Co.                              1,682,278
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
       37,495  Raven Industries, Inc.                 1,386,940
                                                ---------------
               INSURANCE -- 1.2%
       24,423  Kinsale Capital Group, Inc.            1,416,534
       13,073  Trupanion, Inc. (a) (b)                  347,088
       44,731  Universal Insurance Holdings,
                  Inc.                                1,687,254
                                                ---------------
                                                      3,450,876
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.2%
      106,748  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                   1,778,422
       31,727  Match Group, Inc.                      1,697,077
                                                ---------------
                                                      3,475,499
                                                ---------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 1.4%
       43,370  Liberty Expedia Holdings, Inc.,
                  Class A (a)                         1,777,736
       63,529  Quotient Technology, Inc. (a)            635,290
       16,853  Shutterfly, Inc. (a)                     774,564
       18,842  Shutterstock, Inc.                       753,869
                                                ---------------
                                                      3,941,459
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               IT SERVICES -- 2.1%
       13,178  Carbonite, Inc. (a)              $       377,418
       50,051  Endurance International Group
                  Holdings, Inc. (a)                    405,413
       59,101  EVERTEC, Inc.                          1,635,325
       14,067  GTT Communications,
                  Inc. (a) (b)                          360,115
       20,257  MongoDB, Inc. (a)                      1,870,936
       31,861  Virtusa Corp. (a)                      1,545,896
                                                ---------------
                                                      6,195,103
                                                ---------------
               LEISURE PRODUCTS -- 0.7%
       47,392  Acushnet Holdings Corp.                1,089,542
       65,263  Callaway Golf Co.                      1,063,134
                                                ---------------
                                                      2,152,676
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.6%
        8,814  Cambrex Corp. (a)                        384,731
       29,359  Luminex Corp.                            818,823
       32,047  Medpace Holdings, Inc. (a)             2,063,827
       79,184  NeoGenomics, Inc. (a)                  1,316,038
                                                ---------------
                                                      4,583,419
                                                ---------------
               MACHINERY -- 4.3%
       32,325  Actuant Corp., Class A                   739,919
       21,736  Albany International Corp.,
                  Class A                             1,492,394
       26,083  Chart Industries, Inc. (a)             1,948,400
       27,821  Douglas Dynamics, Inc.                   984,864
       25,719  ESCO Technologies, Inc.                1,674,564
       68,191  Federal Signal Corp.                   1,498,838
       68,328  Harsco Corp. (a)                       1,455,387
       12,259  Kadant, Inc.                           1,045,693
       10,029  Sun Hydraulics Corp.                     355,227
       15,474  Watts Water Technologies, Inc.,
                  Class A                             1,158,538
                                                ---------------
                                                     12,353,824
                                                ---------------
               MEDIA -- 0.5%
       57,597  MSG Networks, Inc.,
                  Class A (a)                         1,290,173
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.2%
       88,575  KKR Real Estate Finance Trust,
                  Inc.                                1,826,417
       88,608  Ladder Capital Corp.                   1,533,804
                                                ---------------
                                                      3,360,221
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 1.1%
       19,533  California Resources Corp. (a)           393,590
       51,284  Callon Petroleum Co. (a)                 417,452
       29,481  Carrizo Oil & Gas, Inc. (a)              362,027
      194,645  Denbury Resources, Inc. (a)              395,129
       77,585  Extraction Oil & Gas, Inc. (a)           305,685
      147,275  Northern Oil and Gas, Inc. (a)           372,606
       59,119  QEP Resources, Inc. (a)                  488,914
       70,818  SRC Energy, Inc. (a)                     348,424
                                                ---------------
                                                      3,083,827
                                                ---------------


Page 102                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 1.0%
       25,868  Inter Parfums, Inc.              $     1,719,187
        7,987  Medifast, Inc.                         1,016,266
                                                ---------------
                                                      2,735,453
                                                ---------------
               PHARMACEUTICALS -- 2.5%
       74,741  Corcept Therapeutics, Inc. (a)           835,605
       45,595  Endo International PLC (a)               444,551
       97,204  Innoviva, Inc. (a)                     1,662,189
        6,812  MyoKardia, Inc. (a)                      281,881
       31,543  Pacira Pharmaceuticals, Inc. (a)       1,283,169
       12,094  Reata Pharmaceuticals, Inc.,
                  Class A (a)                           964,738
       16,534  Revance Therapeutics, Inc. (a)           285,542
       10,018  Supernus Pharmaceuticals,
                  Inc. (a)                              381,986
       39,020  Theravance Biopharma,
                  Inc. (a) (b)                        1,016,471
                                                ---------------
                                                      7,156,132
                                                ---------------
               PROFESSIONAL SERVICES -- 1.5%
       68,882  CBIZ, Inc. (a)                         1,350,087
       26,759  Exponent, Inc.                         1,336,880
       26,184  ICF International, Inc.                1,726,049
                                                ---------------
                                                      4,413,016
                                                ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.6%
       23,113  Redfin Corp. (a) (b)                     413,491
       12,783  RMR Group (The), Inc., Class A           843,806
       25,273  St Joe (The) Co. (a)                     393,248
                                                ---------------
                                                      1,650,545
                                                ---------------
               ROAD & RAIL -- 0.5%
       41,908  Marten Transport Ltd.                    810,920
       12,155  Saia, Inc. (a)                           728,935
                                                ---------------
                                                      1,539,855
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.3%
       38,141  Brooks Automation, Inc.                1,187,329
       52,579  Diodes, Inc. (a)                       1,768,232
       21,103  Inphi Corp. (a)                          832,302
                                                ---------------
                                                      3,787,863
                                                ---------------
               SOFTWARE -- 10.5%
       75,220  8x8, Inc. (a)                          1,324,624
       32,702  Alarm.com Holdings, Inc. (a)           2,057,937
       28,523  Alteryx, Inc., Class A (a)             2,029,411
       22,914  Appfolio, Inc., Class A (a)            1,450,685
       24,384  Blackline, Inc. (a)                    1,160,191
       20,803  Bottomline Technologies DE,
                  Inc. (a)                            1,074,475
       85,343  Cision Ltd. (a)                        1,058,253
       30,095  Cloudera, Inc. (a)                       406,283
       33,636  Cornerstone OnDemand,
                  Inc. (a)                            1,928,688
       27,587  Envestnet, Inc. (a)                    1,496,595
       29,884  Everbridge, Inc. (a)                   1,848,624
       38,797  Five9, Inc. (a)                        1,983,691


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
       26,105  ForeScout Technologies, Inc. (a) $       796,203
       36,176  Instructure, Inc. (a)                  1,430,037
       35,976  LivePerson, Inc. (a)                     844,357
       28,136  Progress Software Corp.                1,019,367
       31,801  PROS Holdings, Inc. (a)                1,100,315
       20,152  Q2 Holdings, Inc. (a)                  1,197,633
       43,548  Rapid7, Inc. (a)                       1,749,759
       16,473  SPS Commerce, Inc. (a)                 1,460,496
       12,826  Varonis Systems, Inc. (a)                757,760
       32,073  Verint Systems, Inc. (a)               1,551,371
       45,690  Yext, Inc. (a)                           712,307
                                                ---------------
                                                     30,439,062
                                                ---------------
               SPECIALTY RETAIL -- 1.1%
       41,486  Carvana Co. (a) (b)                    1,541,205
       24,672  Monro, Inc.                            1,767,995
                                                ---------------
                                                      3,309,200
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
       66,714  3D Systems Corp. (a) (b)                 851,271
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.9%
       65,288  Crocs, Inc. (a)                        1,875,071
       43,133  Fossil Group, Inc. (a)                   731,536
                                                ---------------
                                                      2,606,607
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       26,946  Axos Financial, Inc. (a)                 818,080
       76,020  NMI Holdings, Inc., Class A (a)        1,672,440
       14,787  OceanFirst Financial Corp.               355,036
       23,087  Walker & Dunlop, Inc.                  1,109,792
       17,898  WSFS Financial Corp.                     754,759
                                                ---------------
                                                      4,710,107
                                                ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.3%
        6,170  Applied Industrial Technologies,
                  Inc.                                  364,092
       16,299  H&E Equipment Services, Inc.             436,324
                                                ---------------
                                                        800,416
                                                ---------------
               WATER UTILITIES -- 1.3%
       20,242  American States Water Co.              1,370,788
       35,591  California Water Service Group         1,762,467
       12,198  SJW Group                                731,270
                                                ---------------
                                                      3,864,525
                                                ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.6%
       38,333  Shenandoah
                  Telecommunications Co.              1,825,801
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         288,638,423
               (Cost $296,208,571)              ---------------


                        See Notes to Financial Statements               Page 103

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
      352,830  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.36% (c) (d)                 $       352,830
               (Cost $352,830)                  ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.3%
$   1,608,834  BNP Paribas S.A., 2.58% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $1,608,949. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.25%, due
                  11/15/27. The value of the
                  collateral including accrued
                  interest is $1,649,010. (d)         1,608,834
    1,995,314  JPMorgan Chase & Co., 2.50% (c),
                  dated 01/31/19, due 02/01/19,
                  with a maturity value of
                  $1,995,452. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 2.375%, due
                  01/31/23. The value of the
                  collateral including accrued
                  interest is $2,035,220. (d)         1,995,314
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.3%                             3,604,148
               (Cost $3,604,148)                ---------------

               TOTAL INVESTMENTS -- 101.4%          292,595,401
               (Cost $300,165,549) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.4)%              (3,956,436)
                                                ---------------
               NET ASSETS -- 100.0%             $   288,638,965
                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,895,319 and the total value of the collateral held by the Fund is $3,956,978.

(c)   Rate shown reflects yield as of January 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,063,537 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,633,685. The net unrealized depreciation was $7,570,148.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $  288,638,423   $          --   $         --
Money Market
   Funds                  352,830              --             --
Repurchase
   Agreements                  --       3,604,148             --
                   ---------------------------------------------
Total Investments  $  288,991,253   $   3,604,148   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


Page 104                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2019 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     3,895,319
Non-cash Collateral(2)                               (3,895,319)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     3,604,148
Non-cash Collateral(4)                               (3,604,148)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements               Page 105

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.8%
          500  Boeing (The) Co.                 $       192,810
                                                ---------------
               AUTOMOBILES -- 2.9%
        2,423  Tesla, Inc. (a)                          743,909
                                                ---------------
               BANKS -- 2.7%
        6,546  Bank of America Corp.                    186,365
        2,759  PNC Financial Services Group
                  (The), Inc.                           338,446
        3,500  Wells Fargo & Co.                        171,185
                                                ---------------
                                                        695,996
                                                ---------------
               BIOTECHNOLOGY -- 3.0%
        3,499  AbbVie, Inc.                             280,935
        1,657  Amgen, Inc.                              310,041
          536  Biogen, Inc. (a)                         178,906
                                                ---------------
                                                        769,882
                                                ---------------
               CAPITAL MARKETS -- 3.3%
        1,715  CME Group, Inc.                          312,610
          966  Goldman Sachs Group (The),
                  Inc.                                  191,278
        8,136  Morgan Stanley                           344,153
                                                ---------------
                                                        848,041
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.4%
        7,445  Cisco Systems, Inc.                      352,074
                                                ---------------
               CONSUMER FINANCE -- 2.0%
        5,076  American Express Co.                     521,305
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 3.2%
        3,950  Berkshire Hathaway, Inc.,
                  Class B (a)                           811,883
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 5.8%
       28,258  AT&T, Inc.                               849,435
       11,476  Verizon Communications, Inc.             631,869
                                                ---------------
                                                      1,481,304
                                                ---------------
               ELECTRIC UTILITIES -- 3.9%
        5,607  Duke Energy Corp.                        492,183
        2,784  NextEra Energy, Inc.                     498,280
                                                ---------------
                                                        990,463
                                                ---------------
               ENTERTAINMENT -- 1.3%
        2,942  Walt Disney (The) Co.                    328,092
                                                ---------------
               FOOD & STAPLES RETAILING -- 5.9%
          792  Costco Wholesale Corp.                   169,987
       11,803  Walgreens Boots Alliance, Inc.           852,884
        5,195  Walmart, Inc.                            497,837
                                                ---------------
                                                      1,520,708
                                                ---------------
               FOOD PRODUCTS -- 3.5%
       18,738  Kraft Heinz (The) Co.                    900,548
                                                ---------------


SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.9%
       11,150  Abbott Laboratories              $       813,727
        1,564  Danaher Corp.                            173,479
                                                ---------------
                                                        987,206
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 7.6%
        2,457  Anthem, Inc.                             744,471
        2,548  Cigna Corp.                              509,116
        2,590  UnitedHealth Group, Inc.                 699,818
                                                ---------------
                                                      1,953,405
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.3%
       12,523  Starbucks Corp.                          853,317
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.7%
        1,755  Procter & Gamble (The) Co.               169,305
                                                ---------------
               INSURANCE -- 0.6%
        1,249  Chubb Ltd.                               166,179
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.6%
        2,461  Facebook, Inc., Class A (a)              410,224
                                                ---------------
               IT SERVICES -- 2.0%
        5,754  PayPal Holdings, Inc. (a)                510,725
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.8%
        2,883  Thermo Fisher Scientific, Inc.           708,267
                                                ---------------
               MEDIA -- 6.3%
        2,264  Charter Communications, Inc.,
                  Class A (a)                           749,497
       23,685  Comcast Corp., Class A                   866,161
                                                ---------------
                                                      1,615,658
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 10.3%
        4,448  Chevron Corp.                            509,963
       10,348  ConocoPhillips                           700,456
        9,248  EOG Resources, Inc.                      917,402
        7,096  Exxon Mobil Corp.                        519,995
                                                ---------------
                                                      2,647,816
                                                ---------------
               PHARMACEUTICALS -- 7.6%
        6,969  Eli Lilly and Co.                        835,304
        8,444  Merck & Co., Inc.                        628,487
       11,086  Pfizer, Inc.                             470,601
                                                ---------------
                                                      1,934,392
                                                ---------------
               ROAD & RAIL -- 4.8%
       10,384  CSX Corp.                                682,229
        3,501  Union Pacific Corp.                      556,904
                                                ---------------
                                                      1,239,133
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.9%
        2,537  Broadcom, Inc.                           680,550
        6,874  Intel Corp.                              323,903
                                                ---------------
                                                      1,004,453
                                                ---------------


Page 106                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2019 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
        1,023  Apple, Inc.                      $       170,268
                                                ---------------
               TOBACCO -- 1.3%
        6,531  Altria Group, Inc.                       322,305
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 2.8%
       10,143  T-Mobile US, Inc. (a)                    706,156
                                                ---------------

               TOTAL INVESTMENTS -- 99.9%            25,555,824
               (Cost $25,040,001) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                    25,322
                                                ---------------
               NET ASSETS -- 100.0%             $    25,581,146
                                                ===============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,071,758 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $555,935. The net unrealized appreciation was $515,823.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      LEVEL 1          LEVEL 2        LEVEL 3
                   ---------------------------------------------
Common Stocks*     $   25,555,824   $          --   $         --
                   =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2019 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,335,756,757    $    840,881,664    $    591,760,626
Cash................................................................          1,701,148                  --                  --
Receivables:
      Capital shares sold...........................................         11,425,510                  --                  --
      Dividends.....................................................          1,181,092             324,805             217,943
      Securities lending income.....................................            765,517               1,914              13,332
Prepaid expenses....................................................             13,137               8,319               7,029
                                                                       ----------------    ----------------    ----------------
      Total Assets..................................................      1,350,843,161         841,216,702         591,998,930
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --               8,742
Payables:
      Investment securities purchased...............................         11,405,060                  --                  --
      Collateral for securities on loan.............................          1,709,899           4,282,914          10,565,019
      Investment advisory fees......................................            537,054             332,945             236,753
      Licensing fees................................................             92,848              56,505              42,892
      Shareholder reporting fees....................................             65,382              45,115              38,313
      Audit and tax fees............................................             14,481              14,481              14,481
      Trustees' fees................................................                750                 681                 649
Other liabilities...................................................            232,951             171,377             145,209
                                                                       ----------------    ----------------    ----------------
      Total Liabilities.............................................         14,058,425           4,904,018          11,052,058
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,336,784,736    $    836,312,684    $    580,946,872
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,478,105,894    $    977,296,200    $    726,092,914
Par value...........................................................            234,000             128,500              96,000
Accumulated distributable earnings (loss)...........................       (141,555,158)       (141,112,016)       (145,242,042)
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,336,784,736    $    836,312,684    $    580,946,872
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          57.13    $          65.08    $          60.52
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         23,400,002          12,850,002           9,600,002
                                                                       ================    ================    ================
Investments, at cost................................................   $  1,277,062,367    $    805,658,637    $    597,684,294
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      1,647,721    $      4,193,198    $     10,417,192
                                                                       ================    ================    ================


Page 108                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,115,793,108    $    878,814,025    $     88,531,668    $    169,712,482    $     55,064,482    $    218,023,201
              --                  --                  --                  --             155,678             159,191

       2,518,238                  --                  --                  --                  --           4,055,367
       1,254,364             521,890              75,892              62,929              31,034              34,392
              --           1,076,693                 409             111,906                 123                 158
          10,347               8,657               2,454               3,126                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,119,576,057         880,421,265          88,610,423         169,890,443          55,251,317         222,272,309
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --                  --                  --                  --                  --                  --

       5,016,587                  --                  --                  --                  --           4,052,395
              --           2,672,069             543,282             871,281             362,459           1,216,600
         447,372             353,870              33,382              67,496              29,742             118,267
          75,530              61,125               5,733              12,388                  --                  --
          51,869              39,919               6,085              11,209                  --                  --
          14,481              14,481              14,481              14,481                  --                  --
             727                 695                 586                 598                  --                  --
         209,045             170,601              30,092              34,039                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       5,815,611           3,312,760             633,641           1,011,492             392,201           5,387,262
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,113,760,446    $    877,108,505    $     87,976,782    $    168,878,951    $     54,859,116    $    216,885,047
================    ================    ================    ================    ================    ================

$  1,344,019,553    $    905,470,806    $    121,839,428    $    177,359,024    $     73,639,644    $    244,680,725
         219,500             140,000              16,500              25,000              16,000              53,000
    (230,478,607)        (28,502,301)        (33,879,146)         (8,505,073)        (18,796,528)        (27,848,678)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,113,760,446    $    877,108,505    $     87,976,782    $    168,878,951    $     54,859,116    $    216,885,047
================    ================    ================    ================    ================    ================
$          50.74    $          62.65    $          53.32    $          67.55    $          34.29    $          40.92
================    ================    ================    ================    ================    ================

      21,950,002          14,000,002           1,650,002           2,500,002           1,600,002           5,300,002
================    ================    ================    ================    ================    ================
$  1,129,096,548    $    814,162,241    $     89,842,274    $    155,303,280    $     56,590,894    $    203,772,300
================    ================    ================    ================    ================    ================
$             --    $      2,583,600    $        531,202    $        849,849    $        353,568    $      1,195,656
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2019 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)               (FMK)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $     62,848,333    $    292,595,401    $     25,555,824
Cash................................................................            130,821             109,986                  --
Receivables:
      Capital shares sold...........................................                 --           2,183,296                  --
      Dividends.....................................................             40,277              44,384              41,935
      Securities lending income.....................................              1,354              11,497                  --
Prepaid expenses....................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Assets..................................................         63,020,785         294,944,564          25,597,759
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --               1,673
Payables:
      Investment securities purchased...............................                 --           2,183,498                  --
      Collateral for securities on loan.............................          1,515,435           3,956,978                  --
      Investment advisory fees......................................             34,305             165,123              14,940
      Licensing fees................................................                 --                  --                  --
      Shareholder reporting fees....................................                 --                  --                  --
      Audit and tax fees............................................                 --                  --                  --
      Trustees' fees................................................                 --                  --                  --
Other liabilities...................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Liabilities.............................................          1,549,740           6,305,599              16,613
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $     61,471,045    $    288,638,965    $     25,581,146
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $     92,448,017    $    349,386,141    $     29,086,370
Par value...........................................................             17,500              65,500               7,500
Accumulated distributable earnings (loss)...........................        (30,994,472)        (60,812,676)         (3,512,724)
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $     61,471,045    $    288,638,965    $     25,581,146
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          35.13    $          44.07    $          34.11
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................          1,750,002           6,550,002             750,002
                                                                       ================    ================    ================
Investments, at cost................................................   $     67,698,291    $    300,165,549    $     25,040,001
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      1,485,449    $      3,895,319    $             --
                                                                       ================    ================    ================


Page 110                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................   $     13,107,669    $      6,683,306    $      5,327,930
Securities lending income (net of fees).............................            786,750              67,654             192,401
Foreign withholding tax.............................................                 --              (1,042)               (146)
                                                                       ----------------    ----------------    ----------------
      Total investment income.......................................         13,894,419           6,749,918           5,520,185
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................          3,621,613           2,183,410           1,698,956
Accounting and administration fees..................................            341,261             219,861             171,920
Licensing fees......................................................            148,766              91,412              72,100
Custodian fees......................................................             83,886              82,235              92,472
Shareholder reporting fees..........................................             66,341              53,297              49,701
Transfer agent fees.................................................             30,710              21,834              16,989
Legal fees..........................................................             27,101              16,945              13,525
Trustees' fees and expenses.........................................              4,138               3,867               3,769
Audit and tax fees..................................................              3,963               3,963               3,963
Listing fees........................................................              2,534               2,390               1,862
Registration and filing fees........................................                 51                  25                  25
Other expenses......................................................             18,219              10,375               8,241
                                                                       ----------------    ----------------    ----------------
      Total expenses................................................          4,348,583           2,689,614           2,133,523
      Less fees waived and expenses reimbursed by the investment
         advisor ...................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Net expenses..................................................          4,348,583           2,689,614           2,133,523
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................          9,545,836           4,060,304           3,386,662
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................        (58,617,487)        (57,063,757)        (46,304,633)
      In-kind redemptions...........................................         80,244,137          50,387,540          58,571,763
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)............................................         21,626,650          (6,676,217)         12,267,130
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.       (119,975,337)        (56,932,166)        (87,849,927)
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        (98,348,687)        (63,608,383)        (75,582,797)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $    (88,802,851)   $    (59,548,079)   $    (72,196,135)
                                                                       ================    ================    ================


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2019 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FTA)               (FTC)               (FAB)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................   $     14,571,382    $      4,634,357    $      1,043,518
Securities lending income (net of fees).............................                 --           1,103,060               5,338
Foreign withholding tax.............................................                 --                  --                 (70)
                                                                       ----------------    ----------------    ----------------
      Total investment income.......................................         14,571,382           5,737,417           1,048,786
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................          2,839,952           2,301,197             219,804
Accounting and administration fees..................................            278,463             230,996              23,973
Licensing fees......................................................            118,095              96,043              12,572
Custodian fees......................................................             75,661              61,679              35,792
Shareholder reporting fees..........................................             56,109              50,623               9,245
Transfer agent fees.................................................             26,801              23,011               2,198
Legal fees..........................................................             21,240              17,985               1,571
Trustees' fees and expenses.........................................              4,009               3,892               3,453
Audit and tax fees..................................................              3,963               3,963               3,963
Listing fees........................................................              2,484               2,392               3,297
Registration and filing fees........................................                 25                  25                  51
Other expenses......................................................             13,248              10,044               2,207
                                                                       ----------------    ----------------    ----------------
      Total expenses................................................          3,440,050           2,801,850             318,126
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................                 --                  --             (10,399)
                                                                       ----------------    ----------------    ----------------
      Net expenses..................................................          3,440,050           2,801,850             307,727
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................         11,131,332           2,935,567             741,059
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          6,586,292         (70,778,551)            813,913
      In-kind redemptions...........................................          1,236,571          62,970,439                  --
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)............................................          7,822,863          (7,808,112)            813,913
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.        (83,013,196)        (65,715,879)         (6,917,314)
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        (75,190,333)        (73,523,991)         (6,103,401)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $    (64,059,001)   $    (70,588,424)   $     (5,362,342)
                                                                       ================    ================    ================

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 112                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        803,740    $        554,357    $        829,536    $        749,862    $      1,329,472    $        184,148
         130,828               1,940              23,067              18,585             129,014                  --
              --                (122)                 --                 (27)               (487)                 --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         934,568             556,175             852,603             768,420           1,457,999             184,148
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         478,447             177,128 (a)         795,742 (a)         226,666 (a)       1,375,338 (a)          65,673 (a)
          50,008                  --                  --                  --                  --                  --
          23,122                  --                  --                  --                  --                  --
          11,427                  --                  --                  --                  --                  --
          17,685                  --                  --                  --                  --                  --
           4,785                  --                  --                  --                  --                  --
           3,994                  --                  --                  --                  --                  --
           3,518                  --                  --                  --                  --                  --
           3,963                  --                  --                  --                  --                  --
           3,299                  --                  --                  --                  --                  --
              25                  --                  --                  --                  --                  --
           2,749                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         603,022             177,128             795,742             226,666           1,375,338              65,673

              --                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         603,022             177,128             795,742             226,666           1,375,338              65,673
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         331,546             379,047              56,861             541,754              82,661             118,475
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



      (9,346,282)           (538,387)        (15,941,426)            136,894         (43,593,259)           (342,648)
       5,698,945            (226,454)          1,458,896             482,464          24,570,236             322,482
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      (3,647,337)           (764,841)        (14,482,530)            619,358         (19,023,023)            (20,166)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (14,275,958)         (2,842,814)         (6,605,685)         (7,625,859)        (37,510,589)           (299,255)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (17,923,295)         (3,607,655)        (21,088,215)         (7,006,501)        (56,533,612)           (319,421)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    (17,591,749)   $     (3,228,608)   $    (21,031,354)   $     (6,464,747)   $    (56,450,951)   $       (200,946)
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FIRST TRUST                      FIRST TRUST
                                                                           LARGE CAP CORE                    MID CAP CORE
                                                                          ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                                (FEX)                            (FNX)
                                                                   -------------------------------  -------------------------------
                                                                     Six Months                       Six Months
                                                                       Ended                            Ended
                                                                     1/31/2019        Year Ended      1/31/2019        Year Ended
                                                                    (Unaudited)       7/31/2018      (Unaudited)       7/31/2018
                                                                   --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)...................................    $    9,545,836   $   17,463,068  $    4,060,304   $    7,266,460
Net realized gain (loss).......................................        21,626,650      170,169,065      (6,676,217)      92,051,574
Net change in unrealized appreciation (depreciation)...........      (119,975,337)       2,749,559     (56,932,166)      17,631,177
                                                                   --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations.............................................       (88,802,851)     190,381,692     (59,548,079)     116,949,211
                                                                   --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..........................................        (9,391,121)                      (4,762,960)
                                                                   --------------                   --------------
Net investment income..........................................                        (16,891,666)                      (7,074,436)
                                                                                    --------------                   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................................       311,585,601      678,795,675     254,115,998      480,574,743
Cost of shares redeemed........................................      (417,530,511)    (865,809,200)   (255,224,690)    (386,711,821)
                                                                   --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............................      (105,944,910)    (187,013,525)     (1,108,692)      93,862,922
                                                                   --------------   --------------  --------------   --------------
Payment from the Advisor.......................................                --               --              --               --
                                                                   --------------   --------------  --------------   --------------
Total increase (decrease) in net assets........................      (204,138,882)     (13,523,499)    (65,419,731)     203,737,697

NET ASSETS:
Beginning of period............................................     1,540,923,618    1,554,447,117     901,732,415      697,994,718
                                                                   --------------   --------------  --------------   --------------
End of period..................................................    $1,336,784,736   $1,540,923,618  $  836,312,684   $  901,732,415
                                                                   ==============   ==============  ==============   ==============
Accumulated net investment income (loss)
   at end of period............................................                     $      960,658                   $      499,939
                                                                                    ==============                   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........................        25,350,002       28,750,002      12,950,002       11,650,002
Shares sold....................................................         5,100,000       11,700,000       3,650,000        7,300,000
Shares redeemed................................................        (7,050,000)     (15,100,000)     (3,750,000)      (6,000,000)
                                                                   --------------   --------------  --------------   --------------
Shares outstanding, end of period..............................        23,400,002       25,350,002      12,850,002       12,950,002
                                                                   ==============   ==============  ==============   ==============


Page 114                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2019        Year Ended      1/31/2019        Year Ended      1/31/2019        Year Ended      1/31/2019        Year Ended
  (Unaudited)       7/31/2018      (Unaudited)        7/31/2018     (Unaudited)       7/31/2018      (Unaudited)       7/31/2018
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    3,386,662   $    4,832,166  $   11,131,332   $   20,527,581  $    2,935,567   $    2,737,003  $      741,059   $    1,666,170
     12,267,130       58,086,878       7,822,863       80,006,931      (7,808,112)      85,736,876         813,913       10,569,329
    (87,849,927)      32,068,741     (83,013,196)     (15,921,913)    (65,715,879)      45,613,827      (6,917,314)      (2,388,322)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (72,196,135)      94,987,785     (64,059,001)      84,612,599     (70,588,424)     134,087,706      (5,362,342)       9,847,177
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (3,467,501)                     (12,145,211)                      (1,629,790)                        (839,041)
 --------------                   --------------                   --------------                   --------------
                      (4,463,156)                     (19,621,362)                      (2,780,516)                      (1,582,542)
                  --------------                   --------------                   --------------                   --------------


    236,990,124      342,228,917      86,163,371      495,692,611     394,453,412      516,532,534       2,412,024       13,593,728
   (308,481,339)    (200,105,675)    (42,552,236)    (471,327,725)   (345,124,477)    (398,790,450)             --      (41,051,232)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (71,491,215)     142,123,242      43,611,135       24,364,886      49,328,935      117,742,084       2,412,024      (27,457,504)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
             --        3,456,678              --               --              --               --              --               --
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
   (147,154,851)     236,104,549     (32,593,077)      89,356,123     (22,889,279)     249,049,274      (3,789,359)     (19,192,869)


    728,101,723      491,997,174   1,146,353,523    1,056,997,400     899,997,784      650,948,510      91,766,141      110,959,010
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  580,946,872   $  728,101,723  $1,113,760,446   $1,146,353,523  $  877,108,505   $  899,997,784  $   87,976,782   $   91,766,141
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

                  $      440,801                   $    1,084,196                   $      224,389                   $       92,955
                  ==============                   ==============                   ==============                   ==============


     10,900,002        8,750,002      21,200,002       20,750,002      13,450,002       11,650,002       1,600,002        2,100,002
      3,550,000        5,500,000       1,650,000        9,300,000       5,850,000        8,350,000          50,000          250,000
     (4,850,000)      (3,350,000)       (900,000)      (8,850,000)     (5,300,000)      (6,550,000)             --         (750,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      9,600,002       10,900,002      21,950,002       21,200,002      14,000,002       13,450,002       1,650,002        1,600,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             FIRST TRUST                      FIRST TRUST
                                                                          MULTI CAP GROWTH                   MID CAP VALUE
                                                                          ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                                (FAD)                            (FNK)
                                                                   -------------------------------  -------------------------------
                                                                     Six Months                       Six Months
                                                                       Ended                            Ended
                                                                     1/31/2019        Year Ended      1/31/2019        Year Ended
                                                                    (Unaudited)       7/31/2018      (Unaudited)       7/31/2018
                                                                   --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)...................................    $      331,546   $      237,431  $      379,047   $      813,339
Net realized gain (loss).......................................        (3,647,337)      11,522,148        (764,841)       3,643,568
Net change in unrealized appreciation (depreciation)...........       (14,275,958)      13,754,135      (2,842,814)         528,908
                                                                   --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations.............................................       (17,591,749)      25,513,714      (3,228,608)       4,985,815
                                                                   --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..........................................          (221,885)                        (469,361)
                                                                   --------------                   --------------
Net investment income..........................................                           (285,705)                        (792,136)
                                                                                    --------------                   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................................        35,256,414      105,028,519      12,009,848       30,054,698
Cost of shares redeemed........................................       (41,249,148)     (41,400,652)     (3,017,849)     (41,884,419)
                                                                   --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............................        (5,992,734)      63,627,867       8,991,999      (11,829,721)
                                                                   --------------   --------------  --------------   --------------
Payment from the Advisor.......................................                --               --              --               --
                                                                   --------------   --------------  --------------   --------------
Total increase (decrease) in net assets........................       (23,806,368)      88,855,876       5,294,030       (7,636,042)

NET ASSETS:
Beginning of period............................................       192,685,319      103,829,443      49,565,086       57,201,128
                                                                   --------------   --------------  --------------   --------------
End of period..................................................    $  168,878,951   $  192,685,319  $   54,859,116   $   49,565,086
                                                                   ==============   ==============  ==============   ==============
Accumulated net investment income (loss)
   at end of period............................................                     $           --                   $       62,366
                                                                                    ==============                   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........................         2,650,002        1,750,002       1,350,002        1,700,002
Shares sold....................................................           500,000        1,550,000         350,000          850,000
Shares redeemed................................................          (650,000)        (650,000)       (100,000)      (1,200,000)
                                                                   --------------   --------------  --------------   --------------
Shares outstanding, end of period..............................         2,500,002        2,650,002       1,600,002        1,350,002
                                                                   ==============   ==============  ==============   ==============


Page 116                  See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2019        Year Ended      1/31/2019        Year Ended      1/31/2019        Year Ended      1/31/2019        Year Ended
  (Unaudited)       7/31/2018      (Unaudited)       7/31/2018      (Unaudited)       7/31/2018      (Unaudited)       7/31/2018
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $       56,861   $       32,769  $      541,754   $      896,363  $       82,661   $      192,452  $      118,475   $      204,767
    (14,482,530)      18,724,432         619,358        3,146,060     (19,023,023)      19,411,766         (20,166)       2,470,720
     (6,605,685)       8,584,431      (7,625,859)       3,566,680     (37,510,589)      17,177,486        (299,255)        (254,556)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (21,031,354)      27,341,632      (6,464,747)       7,609,103     (56,450,951)      36,781,704        (200,946)       2,420,931
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (115,920)                        (591,261)                        (105,410)                        (105,351)
 --------------                   --------------                   --------------                   --------------
                        (158,280)                        (796,501)                        (266,415)                        (199,431)
                  --------------                   --------------                   --------------                   --------------


     61,833,490      201,971,586       7,054,787       66,084,125     256,869,091      364,025,842      16,342,212       16,863,212
    (38,440,536)    (109,215,958)    (14,531,204)     (59,215,518)   (272,683,871)    (157,067,136)     (6,386,208)     (18,649,362)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     23,392,954       92,755,628      (7,476,417)       6,868,607     (15,814,780)     206,958,706       9,956,004       (1,786,150)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
             --               --              --          519,907              --        1,053,251              --               --
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      2,245,680      119,938,980     (14,532,425)      14,201,116     (72,371,141)     244,527,246       9,649,707          435,350


    214,639,367       94,700,387      76,003,470       61,802,354     361,010,106      116,482,860      15,931,439       15,496,089
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  216,885,047   $  214,639,367  $   61,471,045   $   76,003,470  $  288,638,965   $  361,010,106  $   25,581,146   $   15,931,439
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

                  $      (29,735)                  $      118,189                   $           --                   $       18,444
                  ==============                   ==============                   ==============                   ==============


      4,900,002        2,700,002       1,950,002        1,800,002       7,400,002        3,000,002         450,002          500,002
      1,400,000        5,000,000         200,000        1,800,000       5,150,000        8,100,000         500,000          500,000
     (1,000,000)      (2,800,000)       (400,000)      (1,650,000)     (6,000,000)      (3,700,000)       (200,000)        (550,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      5,300,002        4,900,002       1,750,002        1,950,002       6,550,002        7,400,002         750,002          450,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    60.79      $    54.07    $    46.93    $    45.96    $    43.21    $    37.10
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.40            0.69          0.61          0.64          0.57          0.49
Net realized and unrealized gain (loss)              (3.67)           6.69          7.16          0.95          2.75          6.10
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (3.27)           7.38          7.77          1.59          3.32          6.59
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.39)          (0.66)        (0.63)        (0.62)        (0.57)        (0.48)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    57.13      $    60.79    $    54.07    $    46.93    $    45.96    $    43.21
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (5.36)%         13.72%        16.68%         3.59%         7.67%        17.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,336,785      $1,540,924    $1,554,447    $1,506,341    $1,932,424    $1,151,542
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.60% (b)       0.61%         0.61%         0.61%         0.61%         0.64%
Ratio of net expenses to average net assets           0.60% (b)       0.61%         0.61%         0.61%         0.61%         0.64%
Ratio of net investment income (loss) to
   average net assets                                 1.32% (b)       1.17%         1.21%         1.43%         1.25%         1.25%
Portfolio turnover rate (c)                             46%             87%           90%          109%           91%           78%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    69.63      $    59.91    $    52.80    $    52.97    $    50.65    $    44.95
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.31            0.61          0.56          0.56          0.51          0.31
Net realized and unrealized gain (loss)              (4.50)           9.71          7.12         (0.21)         2.31          5.75
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (4.19)          10.32          7.68          0.35          2.82          6.06
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.36)          (0.60)        (0.57)        (0.52)        (0.50)        (0.36)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    65.08      $    69.63    $    59.91    $    52.80    $    52.97    $    50.65
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (5.98)%         17.30%        14.61%         0.76%         5.55%        13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  836,313      $  901,732    $  697,995    $  644,144    $1,016,952    $  861,094
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)       0.62%         0.63%         0.63%         0.62%         0.64%
Ratio of net expenses to average net assets           0.62% (b)       0.62%         0.63%         0.63%         0.62%         0.64%
Ratio of net investment income (loss) to
   average net assets                                 0.93% (b)       0.94%         1.00%         1.10%         0.97%         0.64%
Portfolio turnover rate (c)                             54%            101%          103%          126%          102%           81%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 118                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)


                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    66.80      $    56.23    $    48.91    $    48.24    $    46.07    $    42.20
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.33            0.52          0.41          0.39          0.35          0.22
Net realized and unrealized gain (loss)              (6.28)          10.53          7.40          0.64          2.17          3.86
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (5.95)          11.05          7.81          1.03          2.52          4.08
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.33)          (0.48)        (0.49)        (0.36)        (0.35)        (0.21)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    60.52      $    66.80    $    56.23    $    48.91    $    48.24    $    46.07
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (8.88)%         19.72%(d)     16.03%         2.20%         5.45%         9.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  580,947      $  728,102    $  491,997    $  442,627    $  701,882    $  520,550
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)       0.63%         0.63%         0.64%         0.63%         0.66%
Ratio of net expenses to average net assets           0.63% (b)       0.63%         0.63%         0.64%         0.63%         0.66%
Ratio of net investment income (loss) to
   average net assets                                 1.00% (b)       0.87%         0.78%         0.86%         0.73%         0.49%
Portfolio turnover rate (c)                             57%            116%          111%          126%           97%           89%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    54.07      $    50.94    $    41.98    $    41.61    $    42.48    $    36.78
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.50            1.02          0.77          0.78 (e)      0.77          0.69
Net realized and unrealized gain (loss)              (3.28)           3.08          8.96          0.38         (0.87)         5.69
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (2.78)           4.10          9.73          1.16         (0.10)         6.38
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.55)          (0.97)        (0.77)        (0.79)        (0.77)        (0.68)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    50.74      $    54.07    $    50.94    $    41.98    $    41.61    $    42.48
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (5.10)%          8.12%        23.35%         2.94%        (0.29)%       17.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,113,760      $1,146,354    $1,056,997    $  831,256    $1,181,747    $1,021,608
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.61% (b)       0.61%         0.62%         0.62%         0.62%         0.64%
Ratio of net expenses to average net assets           0.61% (b)       0.61%         0.62%         0.62%         0.62%         0.64%
Ratio of net investment income (loss) to
   average net assets                                 1.96% (b)       1.92%         1.63%         2.00%         1.77%         1.80%
Portfolio turnover rate (c)                             43%             82%           72%           94%           78%           68%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(e)   Based on average shares outstanding.


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    66.91      $    55.88    $    51.56    $    49.95    $    42.86    $    36.26
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.21            0.23          0.33          0.35          0.32          0.23
Net realized and unrealized gain (loss)              (4.36)          11.03          4.33          1.60          7.09          6.61
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (4.15)          11.26          4.66          1.95          7.41          6.84
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.11)          (0.23)        (0.34)        (0.34)        (0.32)        (0.24)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    62.65      $    66.91    $    55.88    $    51.56    $    49.95    $    42.86
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (6.19)%         20.19%         9.10%         3.96%        17.32%        18.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  877,109      $  899,998    $  650,949    $  618,698    $  681,765    $  304,293
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.61% (b)       0.61%         0.62%         0.62%         0.63%         0.66%
Ratio of net expenses to average net assets           0.61% (b)       0.61%         0.62%         0.62%         0.63%         0.66%
Ratio of net investment income (loss) to
   average net assets                                 0.64% (b)       0.36%         0.63%         0.73%         0.68%         0.58%
Portfolio turnover rate (c)                             67%            119%          148%          149%          143%          138%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    57.35      $    52.84    $    44.91    $    44.75    $    45.71    $    40.10
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.46            0.96          0.73          0.70          0.64          0.55
Net realized and unrealized gain (loss)              (3.97)           4.45          7.96          0.13         (0.96)         5.60
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (3.51)           5.41          8.69          0.83         (0.32)         6.15
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.52)          (0.90)        (0.76)        (0.67)        (0.64)        (0.54)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    53.32      $    57.35    $    52.84    $    44.91    $    44.75    $    45.71
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (6.06)%         10.30%        19.46%         1.98%        (0.74)%       15.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   87,977      $   91,766    $  110,959    $  103,296    $  196,887    $  175,986
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.72% (b)       0.70%         0.66%         0.68%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.66%         0.68%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.69% (b)       1.67%         1.45%         1.61%         1.36%         1.29%
Portfolio turnover rate (c)                             44%             89%           81%           96%           82%           74%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    72.71      $    59.33    $    53.31    $    52.16    $    45.23    $    39.59
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.12            0.12          0.25          0.24          0.23          0.12
Net realized and unrealized gain (loss)              (5.20)          13.40          6.04          1.13          6.94          5.67
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (5.08)          13.52          6.29          1.37          7.17          5.79
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.08)          (0.14)        (0.27)        (0.22)        (0.24)        (0.15)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    67.55      $    72.71    $    59.33    $    53.31    $    52.16    $    45.23
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (6.98)%         22.82%        11.85%         2.66%        15.89%        14.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  168,879      $  192,685    $  103,829    $   85,293    $   91,279    $   61,062
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)       0.69%         0.70%         0.70%         0.72%         0.74%
Ratio of net expenses to average net assets           0.63% (b)       0.69%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.35% (b)       0.18%         0.44%         0.50%         0.48%         0.27%
Portfolio turnover rate (c)                             64%            118%          142%          160%          135%          139%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    36.71      $    33.65    $    29.47    $    29.56    $    30.20    $    26.63
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.25            0.58          0.44          0.43          0.39          0.24
Net realized and unrealized gain (loss)              (2.35)           3.04          4.17         (0.10)        (0.64)         3.56
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (2.10)           3.62          4.61          0.33         (0.25)         3.80
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.32)          (0.56)        (0.43)        (0.42)        (0.39)        (0.23)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.29      $    36.71    $    33.65    $    29.47    $    29.56    $    30.20
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (5.68)%         10.80%        15.72%         1.22%        (0.87)%       14.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   54,859      $   49,565    $   57,201    $   47,156    $   75,389    $  101,173
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.50% (b)       1.61%         1.31%         1.49%         1.27%         0.90%
Portfolio turnover rate (c)                             52%             94%           95%          114%           88%           84%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    43.80      $    35.07    $    31.22    $    31.31    $    27.61    $    24.62
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.01            0.03          0.15          0.11          0.13          0.07
Net realized and unrealized gain (loss)              (2.87)           8.75          3.87         (0.11)         3.71          3.00
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (2.86)           8.78          4.02          0.00          3.84          3.07
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.02)          (0.05)        (0.17)        (0.09)        (0.14)        (0.08)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    40.92      $    43.80    $    35.07    $    31.22    $    31.31    $    27.61
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (6.52)%         25.06%        12.94%         0.03%        13.91%        12.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  216,885      $  214,639    $   94,700    $   82,725    $  114,273    $   41,422
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.05% (b)       0.02%         0.48%         0.35%         0.42%         0.08%
Portfolio turnover rate (c)                             76%            124%          153%          193%          159%          148%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    38.98      $    34.33    $    30.19    $    30.20    $    31.06    $    27.96
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.32            0.48          0.41          0.26          0.28          0.23
Net realized and unrealized gain (loss)              (3.83)           4.60          4.23         (0.04)        (0.85)         3.09
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (3.51)           5.08          4.64          0.22         (0.57)         3.32
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.34)          (0.43)        (0.50)        (0.23)        (0.29)        (0.22)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    35.13      $    38.98    $    34.33    $    30.19    $    30.20    $    31.06
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (8.96)%         14.86%(d)     15.41%         0.79%        (1.89)%       11.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   61,471      $   76,003    $   61,802    $   54,341    $   72,491    $   62,110
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.67% (b)       1.28%         1.22%         0.89%         0.86%         0.72%
Portfolio turnover rate (c)                             60%            123%          110%          125%           96%           86%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    48.79      $    38.83    $    33.24    $    32.18    $    27.96    $    26.01
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.01            0.06          0.05          0.09          0.04         (0.01)
Net realized and unrealized gain (loss)              (4.72)           9.97          5.63          1.04          4.20          1.97
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (4.71)          10.03          5.68          1.13          4.24          1.96
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.01)          (0.07)        (0.09)        (0.07)        (0.02)        (0.01)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    44.07      $    48.79    $    38.83    $    33.24    $    32.18    $    27.96
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (9.65)%         25.85%(e)     17.12%         3.54%        15.17%         7.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  288,639      $  361,010    $  116,483    $   56,502    $   88,492    $   33,557
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.04% (b)       0.11%         0.12%         0.32%         0.09%        (0.10)%
Portfolio turnover rate (c)                             75%            141%          162%          161%          153%          175%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(e) The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                             SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                1/31/2019       ------------------------------------------------------------------
                                               (UNAUDITED)         2018          2017          2016          2015          2014
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    35.40      $    30.99    $    27.09    $    27.48    $    26.23    $    22.97
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.21            0.40          0.40          0.45          0.37          0.31
Net realized and unrealized gain (loss)              (1.29)           4.40          3.92         (0.42)         1.27          3.24
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (1.08)           4.80          4.32          0.03          1.64          3.55
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.21)          (0.39)        (0.42)        (0.42)        (0.39)        (0.29)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.11      $    35.40    $    30.99    $    27.09    $    27.48    $    26.23
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (3.06)%         15.57%        16.10%         0.19%         6.29%        15.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   25,581      $   15,931    $   15,496    $   14,897    $   17,864    $   13,117
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.26% (b)       1.21%         1.38%         1.69%         1.40%         1.28%
Portfolio turnover rate (c)                             74%            136%          128%          145%          134%          125%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

    First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash, and only to and from broker-dealer and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index
First Trust Mega Cap AlphaDEX(R) Fund                           Nasdaq AlphaDEX(R) Mega Cap Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2019, all the Funds except FTA and FMK had securities in the securities lending program.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2019, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2018, was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $    16,891,666          $            --          $            --
First Trust Mid Cap Core AlphaDEX(R) Fund                            7,074,436                       --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                          4,463,156                       --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                        19,621,362                       --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund                        2,780,516                       --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                         1,582,542                       --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                          285,705                       --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                             792,136                       --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                            158,280                       --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                           796,501                       --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                          266,415                       --                       --
First Trust Mega Cap AlphaDEX(R) Fund                                  199,431                       --                       --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

As of July 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $       960,658          $  (213,331,767)         $   169,009,923
First Trust Mid Cap Core AlphaDEX(R) Fund                              499,939             (165,618,070)              88,317,154
First Trust Small Cap Core AlphaDEX(R) Fund                            470,743             (147,900,354)              77,851,205
First Trust Large Cap Value AlphaDEX(R) Fund                         1,084,196             (211,404,185)              56,045,594
First Trust Large Cap Growth AlphaDEX(R) Fund                          224,389              (85,899,432)             129,390,956
First Trust Multi Cap Value AlphaDEX(R) Fund                            94,428              (32,545,217)               4,773,026
First Trust Multi Cap Growth AlphaDEX(R) Fund                               --              (18,859,117)              28,167,678
First Trust Mid Cap Value AlphaDEX(R) Fund                              62,366              (16,056,480)                 895,555
First Trust Mid Cap Growth AlphaDEX(R) Fund                            (29,735)             (25,804,195)              19,132,526
First Trust Small Cap Value AlphaDEX(R) Fund                           119,490              (26,079,228)               2,021,274
First Trust Small Cap Growth AlphaDEX(R) Fund                               --              (31,090,765)              26,834,450
First Trust Mega Cap AlphaDEX(R) Fund                                   18,444               (3,992,776)                 767,905

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2015, 2016, 2017, and 2018 remain open to federal and state audit. As of January 31, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2018, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                                Capital Loss                 Post                     Total
                                                                  Available               Enactment -                Capital
                                                                   through                    No                      Loss
                                                                  7/31/2019               Expiration                Available
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $     1,020,863          $   212,310,904          $   213,331,767
First Trust Mid Cap Core AlphaDEX(R) Fund                            1,502,304              164,115,766              165,618,070
First Trust Small Cap Core AlphaDEX(R) Fund                          1,258,833              146,641,521              147,900,354
First Trust Large Cap Value AlphaDEX(R) Fund                           298,768              211,105,417              211,404,185
First Trust Large Cap Growth AlphaDEX(R) Fund                        1,803,151               84,096,281               85,899,432
First Trust Multi Cap Value AlphaDEX(R) Fund                           322,362               32,222,855               32,545,217
First Trust Multi Cap Growth AlphaDEX(R) Fund                          345,171               18,513,946               18,859,117
First Trust Mid Cap Value AlphaDEX(R) Fund                                  --               16,056,480               16,056,480
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --               25,804,195               25,804,195
First Trust Small Cap Value AlphaDEX(R) Fund                                --               26,079,228               26,079,228
First Trust Small Cap Growth AlphaDEX(R) Fund                               --               31,090,765               31,090,765
First Trust Mega Cap AlphaDEX(R) Fund                                       --                3,992,776                3,992,776

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

During the taxable year ended July 31, 2018, the following Funds utilized Post-enactment capital loss carryforwards in the following amounts:

                                                            Capital Loss Utilized
                                                            ---------------------
First Trust Mid Cap Core AlphaDEX(R) Fund                      $     9,043,099
First Trust Small Cap Core AlphaDEX(R) Fund                         12,331,707
First Trust Large Cap Growth AlphaDEX(R) Fund                        7,201,264
First Trust Multi Cap Value AlphaDEX(R) Fund                         3,310,426
First Trust Multi Cap Growth AlphaDEX(R) Fund                        3,097,994

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for Federal income tax purposes. For the fiscal year ended July 31, 2018, the following Fund listed below incurred and elected to defer net ordinary losses as follows:

                                                                  Qualified Late Year Losses
                                                             -------------------------------------
                                                             Ordinary Losses        Capital Losses
                                                             ---------------        --------------
First Trust Mid Cap Growth AlphaDEX(R) Fund                    $    29,735            $       --

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

I. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2019.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding its Expense Cap. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2019 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                             Fees Waived or Expense Borne by First Trust
                                                                         Subject to Recovery
                                                           ------------------------------------------------
                                                              Six                                    Six
                                Advisory      Expense       Months        Year         Year        Months
                                   Fee         Reim-         Ended        Ended        Ended        Ended
                                 Waivers     bursements    1/31/2016    7/31/2017    7/31/2018    1/31/2019      Total
                                ---------    ----------    ---------    ---------    ---------    ---------    ---------
First Trust Multi Cap Value
   AlphaDEX(R) Fund             $  10,399    $       --    $      --    $      --    $      --    $  10,399    $  10,399

During the fiscal year ended July 31, 2018, FYX, FYT, and FYC received a payment from the Advisor of $3,456,678, $519,907, and $1,053,251, respectively, in connection with a broker error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   660,344,723      $   661,928,891
First Trust Mid Cap Core AlphaDEX(R) Fund                                     470,099,553          469,380,188
First Trust Small Cap Core AlphaDEX(R) Fund                                   380,603,763          380,372,233
First Trust Large Cap Value AlphaDEX(R) Fund                                  481,021,916          480,283,625
First Trust Large Cap Growth AlphaDEX(R) Fund                                 615,006,500          614,862,581
First Trust Multi Cap Value AlphaDEX(R) Fund                                   38,402,234           38,470,011
First Trust Multi Cap Growth AlphaDEX(R) Fund                                 121,780,867          122,002,698
First Trust Mid Cap Value AlphaDEX(R) Fund                                     26,316,740           26,347,621
First Trust Mid Cap Growth AlphaDEX(R) Fund                                   171,806,856          171,440,043
First Trust Small Cap Value AlphaDEX(R) Fund                                   38,845,740           38,941,179
First Trust Small Cap Growth AlphaDEX(R) Fund                                 290,844,876          290,447,825
First Trust Mega Cap AlphaDEX(R) Fund                                          14,815,552           14,788,813

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

For the six months ended January 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   311,605,939      $   417,612,678
First Trust Mid Cap Core AlphaDEX(R) Fund                                     253,161,384          255,273,023
First Trust Small Cap Core AlphaDEX(R) Fund                                   236,810,047          307,909,719
First Trust Large Cap Value AlphaDEX(R) Fund                                   85,908,453           42,435,892
First Trust Large Cap Growth AlphaDEX(R) Fund                                 394,172,880          345,376,492
First Trust Multi Cap Value AlphaDEX(R) Fund                                    2,405,554                   --
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  35,108,816           41,188,887
First Trust Mid Cap Value AlphaDEX(R) Fund                                     11,968,525            3,014,307
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    61,630,095           38,393,722
First Trust Small Cap Value AlphaDEX(R) Fund                                    7,042,119           14,504,220
First Trust Small Cap Growth AlphaDEX(R) Fund                                 256,242,868          272,362,216
First Trust Mega Cap AlphaDEX(R) Fund                                          16,335,144            6,384,396


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the SEC's website at www.sec.gov.

Beginning in April 2019, the Trust will cease to disclose each Fund's holdings on Form N-Q and will file Form N-PORT with the SEC on a fiscal quarter basis. Part F of Form N-PORT, which contains the complete schedule of each Fund's portfolio holdings, will be made available in the same manner as Form N-Q discussed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2019 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

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


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b)   Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund
               --------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: April 10, 2019
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer

Date: April 10, 2019
     ----------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer

Date: April 10, 2019
     ----------------